UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22641

Franklin Alternative Strategies Funds

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin Alternative Strategies Fund
Class A [FAAAX]
Annual Shareholder Report | May 31, 2026

This  annual shareholder report contains important information about Franklin Alternative Strategies Fund (previously known as K2 Alternative Strategies Fund) for the period  June 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$254	2.40%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class A shares of Franklin Alternative Strategies Fund returned 12.02%. The Fund compares its performance to the  HFRX Global Hedge Fund Index and the ICE BofA U.S. 3-Month Treasury Bill Index, which returned 10.17% and 3.89%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Long Short Equity and Global Macro were the largest strategy contributors as all four underlying strategies posted gains, along with the Strategic Overlay. Long equity positioning in information technology (IT) and health care drove gains in Long Short Equity. In Global Macro, five of six asset classes contributed, led by equities, which was long overall. Commodities (long) and fixed income (short) also made substantial contributions.

↑
Long Short Equity subadvisor Electron was the largest overall contributor, driven by long equity positioning, especially in industrials sector and the capital goods industry. Global Macro subadvisor CFM was also a key contributor, posting gains across five of six asset classes, led by commodities and energy longs. Relative Value subadvisor Lazard’s gains from long fixed income positioning outweighed losses in short equity positioning.

↑
At the asset class level, long fixed income positioning was the key driver of gains, led by corporate bonds in the IT sector, especially the technology hardware and equipment industry. Commodity positioning substantially bolstered performance, owing to energy longs.

Top detractors from performance:
↓	Among the Fund’s subadvisors, Event Driven manager Bardin Hill, which the Fund exited in September 2025, was the weakest contributor during the period.
↓	From a sector perspective, only materials detracted in a meaningful way, largely due to the metals and mining industry, where long positioning weighed on returns.
↓
Among asset classes, equity positioning weighed the most on returns, owing in large part to short positioning in IT. Currency positioning also detracted, especially hedges against the Japanese yen and the Australian dollar. Credit positioning modestly hindered performance.

Use of derivatives and the impact on performance:
Derivatives make up a significant portion of the Fund’s holdings across multiple asset classes and security types. During the period, derivatives were a key contributor to performance, led primarily by gains from equity and commodity futures. These gains were partially offset by losses in certain foreign exchange and interest rate derivative positions, while options generated modest positive results overall.
Franklin Alternative Strategies Fund	PAGE 1	068-ATSR-0726

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 5/31/2016 — 5/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class A	12.02	3.71	4.12
Class A (with sales charge)	5.89	2.54	3.54
MSCI All Country World Index-NR	30.27	11.45	12.81
HFRX Global Hedge Fund Index	10.17	3.03	3.61
ICE BofA U.S. 3-Month Treasury Bill Index	3.89	3.46	2.32
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
Effective March 1, 2024, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$589,697,099
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1046
Total Management Fee Paid	$7,245,294
Portfolio Turnover Rate	362.98%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

Strategy Allocation (% of Total Net Assets)	Long Positions	Short Positions
Event Driven	10.6	-3.3
Global Macro	59.6	-338.3
Long Short Equity	55.0	-36.1
Relative Value	45.6	-39.1
Strategic Overlay	4.7	0.0
Total	175.5	-416.8
Figures include the effect of gross notional exposure of derivatives.
Franklin Alternative Strategies Fund	PAGE 2	068-ATSR-0726

HOW HAS THE FUND CHANGED?
On January 30, 2026, the Fund’s name changed to Franklin Alternative Strategies Fund.
In addition, effective January 1, 2026, the investment management services provided by K2/D&S Management Co.,  L.L.C. (K2 Advisors), an indirect, wholly owned subsidiary of Franklin Resources, Inc. (Resources), and the personnel of K2 Advisors who provide such services to the Fund, were transferred to  Franklin Advisers, Inc. (Advisers), a direct, wholly owned subsidiary of Resources. In particular, Advisers assumed the duties and obligations of K2 Advisors under the Fund’s investment management agreement between K2 Advisors and the Trust, on behalf of the Fund, and the sub-advisory agreements between K2 Advisors and the unaffiliated sub-advisors with respect to the Fund. This transfer did not involve a change in actual control or management of the Fund’s investment manager, and the same individuals continue to provide portfolio management services to the Fund.
Effective on May 11, 2026, Birnam Oak Advisors, LP was added as a sub-adviser of the Fund.
This is a summary of certain changes and planned changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at
(800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Alternative Strategies Fund	PAGE 3	068-ATSR-0726

Franklin Alternative Strategies Fund
Class C [FASCX]
Annual Shareholder Report | May 31, 2026

This  annual shareholder report contains important information about Franklin Alternative Strategies Fund (previously known as K2 Alternative Strategies Fund) for the period  June 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$333	3.15%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class C shares of Franklin Alternative Strategies Fund returned 11.17%. The Fund compares its performance to the  HFRX Global Hedge Fund Index and the ICE BofA U.S. 3-Month Treasury Bill Index, which returned 10.17% and 3.89%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Long Short Equity and Global Macro were the largest strategy contributors as all four underlying strategies posted gains, along with the Strategic Overlay. Long equity positioning in information technology (IT) and health care drove gains in Long Short Equity. In Global Macro, five of six asset classes contributed, led by equities, which was long overall. Commodities (long) and fixed income (short) also made substantial contributions.

↑
Long Short Equity subadvisor Electron was the largest overall contributor, driven by long equity positioning, especially in industrials sector and the capital goods industry. Global Macro subadvisor CFM was also a key contributor, posting gains across five of six asset classes, led by commodities and energy longs. Relative Value subadvisor Lazard’s gains from long fixed income positioning outweighed losses in short equity positioning.

↑
At the asset class level, long fixed income positioning was the key driver of gains, led by corporate bonds in the IT sector, especially the technology hardware and equipment industry. Commodity positioning substantially bolstered performance, owing to energy longs.

Top detractors from performance:
↓	Among the Fund’s subadvisors, Event Driven manager Bardin Hill, which the Fund exited in September 2025, was the weakest contributor during the period.
↓	From a sector perspective, only materials detracted in a meaningful way, largely due to the metals and mining industry, where long positioning weighed on returns.
↓
Among asset classes, equity positioning weighed the most on returns, owing in large part to short positioning in IT. Currency positioning also detracted, especially hedges against the Japanese yen and the Australian dollar. Credit positioning modestly hindered performance.

Use of derivatives and the impact on performance:
Derivatives make up a significant portion of the Fund’s holdings across multiple asset classes and security types. During the period, derivatives were a key contributor to performance, led primarily by gains from equity and commodity futures. These gains were partially offset by losses in certain foreign exchange and interest rate derivative positions, while options generated modest positive results overall.
Franklin Alternative Strategies Fund	PAGE 1	520-ATSR-0726

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 5/31/2016 — 5/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class C	11.17	2.91	3.34
Class C (with sales charge)	10.17	2.91	3.34
MSCI All Country World Index-NR	30.27	11.45	12.81
HFRX Global Hedge Fund Index	10.17	3.03	3.61
ICE BofA U.S. 3-Month Treasury Bill Index	3.89	3.46	2.32
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective March 1, 2024, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$589,697,099
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1046
Total Management Fee Paid	$7,245,294
Portfolio Turnover Rate	362.98%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

Strategy Allocation (% of Total Net Assets)	Long Positions	Short Positions
Event Driven	10.6	-3.3
Global Macro	59.6	-338.3
Long Short Equity	55.0	-36.1
Relative Value	45.6	-39.1
Strategic Overlay	4.7	0.0
Total	175.5	-416.8
Figures include the effect of gross notional exposure of derivatives.
Franklin Alternative Strategies Fund	PAGE 2	520-ATSR-0726

HOW HAS THE FUND CHANGED?
On January 30, 2026, the Fund’s name changed to Franklin Alternative Strategies Fund.
In addition, effective January 1, 2026, the investment management services provided by K2/D&S Management Co.,  L.L.C. (K2 Advisors), an indirect, wholly owned subsidiary of Franklin Resources, Inc. (Resources), and the personnel of K2 Advisors who provide such services to the Fund, were transferred to  Franklin Advisers, Inc. (Advisers), a direct, wholly owned subsidiary of Resources. In particular, Advisers assumed the duties and obligations of K2 Advisors under the Fund’s investment management agreement between K2 Advisors and the Trust, on behalf of the Fund, and the sub-advisory agreements between K2 Advisors and the unaffiliated sub-advisors with respect to the Fund. This transfer did not involve a change in actual control or management of the Fund’s investment manager, and the same individuals continue to provide portfolio management services to the Fund.
Effective on May 11, 2026, Birnam Oak Advisors, LP was added as a sub-adviser of the Fund.
This is a summary of certain changes and planned changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at
(800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Alternative Strategies Fund	PAGE 3	520-ATSR-0726

Franklin Alternative Strategies Fund
Class R [FSKKX]
Annual Shareholder Report | May 31, 2026

This  annual shareholder report contains important information about Franklin Alternative Strategies Fund (previously known as K2 Alternative Strategies Fund) for the period  June 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$282	2.66%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class R shares of Franklin Alternative Strategies Fund returned 11.72%. The Fund compares its performance to the  HFRX Global Hedge Fund Index and the ICE BofA U.S. 3-Month Treasury Bill Index, which returned 10.17% and 3.89%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Long Short Equity and Global Macro were the largest strategy contributors as all four underlying strategies posted gains, along with the Strategic Overlay. Long equity positioning in information technology (IT) and health care drove gains in Long Short Equity. In Global Macro, five of six asset classes contributed, led by equities, which was long overall. Commodities (long) and fixed income (short) also made substantial contributions.

↑
Long Short Equity subadvisor Electron was the largest overall contributor, driven by long equity positioning, especially in industrials sector and the capital goods industry. Global Macro subadvisor CFM was also a key contributor, posting gains across five of six asset classes, led by commodities and energy longs. Relative Value subadvisor Lazard’s gains from long fixed income positioning outweighed losses in short equity positioning.

↑
At the asset class level, long fixed income positioning was the key driver of gains, led by corporate bonds in the IT sector, especially the technology hardware and equipment industry. Commodity positioning substantially bolstered performance, owing to energy longs.

Top detractors from performance:
↓	Among the Fund’s subadvisors, Event Driven manager Bardin Hill, which the Fund exited in September 2025, was the weakest contributor during the period.
↓	From a sector perspective, only materials detracted in a meaningful way, largely due to the metals and mining industry, where long positioning weighed on returns.
↓
Among asset classes, equity positioning weighed the most on returns, owing in large part to short positioning in IT. Currency positioning also detracted, especially hedges against the Japanese yen and the Australian dollar. Credit positioning modestly hindered performance.

Use of derivatives and the impact on performance:
Derivatives make up a significant portion of the Fund’s holdings across multiple asset classes and security types. During the period, derivatives were a key contributor to performance, led primarily by gains from equity and commodity futures. These gains were partially offset by losses in certain foreign exchange and interest rate derivative positions, while options generated modest positive results overall.
Franklin Alternative Strategies Fund	PAGE 1	820-ATSR-0726

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 5/31/2016 — 5/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class R	11.72	3.43	3.84
MSCI All Country World Index-NR	30.27	11.45	12.81
HFRX Global Hedge Fund Index	10.17	3.03	3.61
ICE BofA U.S. 3-Month Treasury Bill Index	3.89	3.46	2.32
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective March 1, 2024, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$589,697,099
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1046
Total Management Fee Paid	$7,245,294
Portfolio Turnover Rate	362.98%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

Strategy Allocation (% of Total Net Assets)	Long Positions	Short Positions
Event Driven	10.6	-3.3
Global Macro	59.6	-338.3
Long Short Equity	55.0	-36.1
Relative Value	45.6	-39.1
Strategic Overlay	4.7	0.0
Total	175.5	-416.8
Figures include the effect of gross notional exposure of derivatives.
Franklin Alternative Strategies Fund	PAGE 2	820-ATSR-0726

HOW HAS THE FUND CHANGED?
On January 30, 2026, the Fund’s name changed to Franklin Alternative Strategies Fund.
In addition, effective January 1, 2026, the investment management services provided by K2/D&S Management Co.,  L.L.C. (K2 Advisors), an indirect, wholly owned subsidiary of Franklin Resources, Inc. (Resources), and the personnel of K2 Advisors who provide such services to the Fund, were transferred to  Franklin Advisers, Inc. (Advisers), a direct, wholly owned subsidiary of Resources. In particular, Advisers assumed the duties and obligations of K2 Advisors under the Fund’s investment management agreement between K2 Advisors and the Trust, on behalf of the Fund, and the sub-advisory agreements between K2 Advisors and the unaffiliated sub-advisors with respect to the Fund. This transfer did not involve a change in actual control or management of the Fund’s investment manager, and the same individuals continue to provide portfolio management services to the Fund.
Effective on May 11, 2026, Birnam Oak Advisors, LP was added as a sub-adviser of the Fund.
This is a summary of certain changes and planned changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at
(800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Alternative Strategies Fund	PAGE 3	820-ATSR-0726

Franklin Alternative Strategies Fund
Class R6 [FASRX]
Annual Shareholder Report | May 31, 2026

This  annual shareholder report contains important information about Franklin Alternative Strategies Fund (previously known as K2 Alternative Strategies Fund) for the period  June 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$226	2.13%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class R6 shares of Franklin Alternative Strategies Fund returned 12.37%. The Fund compares its performance to the  HFRX Global Hedge Fund Index and the ICE BofA U.S. 3-Month Treasury Bill Index, which returned 10.17% and 3.89%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Long Short Equity and Global Macro were the largest strategy contributors as all four underlying strategies posted gains, along with the Strategic Overlay. Long equity positioning in information technology (IT) and health care drove gains in Long Short Equity. In Global Macro, five of six asset classes contributed, led by equities, which was long overall. Commodities (long) and fixed income (short) also made substantial contributions.

↑
Long Short Equity subadvisor Electron was the largest overall contributor, driven by long equity positioning, especially in industrials sector and the capital goods industry. Global Macro subadvisor CFM was also a key contributor, posting gains across five of six asset classes, led by commodities and energy longs. Relative Value subadvisor Lazard’s gains from long fixed income positioning outweighed losses in short equity positioning.

↑
At the asset class level, long fixed income positioning was the key driver of gains, led by corporate bonds in the IT sector, especially the technology hardware and equipment industry. Commodity positioning substantially bolstered performance, owing to energy longs.

Top detractors from performance:
↓	Among the Fund’s subadvisors, Event Driven manager Bardin Hill, which the Fund exited in September 2025, was the weakest contributor during the period.
↓	From a sector perspective, only materials detracted in a meaningful way, largely due to the metals and mining industry, where long positioning weighed on returns.
↓
Among asset classes, equity positioning weighed the most on returns, owing in large part to short positioning in IT. Currency positioning also detracted, especially hedges against the Japanese yen and the Australian dollar. Credit positioning modestly hindered performance.

Use of derivatives and the impact on performance:
Derivatives make up a significant portion of the Fund’s holdings across multiple asset classes and security types. During the period, derivatives were a key contributor to performance, led primarily by gains from equity and commodity futures. These gains were partially offset by losses in certain foreign exchange and interest rate derivative positions, while options generated modest positive results overall.
Franklin Alternative Strategies Fund	PAGE 1	830-ATSR-0726

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 5/31/2016 — 5/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class R6	12.37	4.01	4.44
MSCI All Country World Index-NR	30.27	11.45	12.81
HFRX Global Hedge Fund Index	10.17	3.03	3.61
ICE BofA U.S. 3-Month Treasury Bill Index	3.89	3.46	2.32
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective March 1, 2024, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$589,697,099
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1046
Total Management Fee Paid	$7,245,294
Portfolio Turnover Rate	362.98%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

Strategy Allocation (% of Total Net Assets)	Long Positions	Short Positions
Event Driven	10.6	-3.3
Global Macro	59.6	-338.3
Long Short Equity	55.0	-36.1
Relative Value	45.6	-39.1
Strategic Overlay	4.7	0.0
Total	175.5	-416.8
Figures include the effect of gross notional exposure of derivatives.
Franklin Alternative Strategies Fund	PAGE 2	830-ATSR-0726

HOW HAS THE FUND CHANGED?
On January 30, 2026, the Fund’s name changed to Franklin Alternative Strategies Fund.
In addition, effective January 1, 2026, the investment management services provided by K2/D&S Management Co.,  L.L.C. (K2 Advisors), an indirect, wholly owned subsidiary of Franklin Resources, Inc. (Resources), and the personnel of K2 Advisors who provide such services to the Fund, were transferred to  Franklin Advisers, Inc. (Advisers), a direct, wholly owned subsidiary of Resources. In particular, Advisers assumed the duties and obligations of K2 Advisors under the Fund’s investment management agreement between K2 Advisors and the Trust, on behalf of the Fund, and the sub-advisory agreements between K2 Advisors and the unaffiliated sub-advisors with respect to the Fund. This transfer did not involve a change in actual control or management of the Fund’s investment manager, and the same individuals continue to provide portfolio management services to the Fund.
Effective on May 11, 2026, Birnam Oak Advisors, LP was added as a sub-adviser of the Fund.
This is a summary of certain changes and planned changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at
(800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Alternative Strategies Fund	PAGE 3	830-ATSR-0726

Franklin Alternative Strategies Fund
Advisor Class [FABZX]
Annual Shareholder Report | May 31, 2026

This  annual shareholder report contains important information about Franklin Alternative Strategies Fund (previously known as K2 Alternative Strategies Fund) for the period  June 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$228	2.15%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Advisor Class shares of Franklin Alternative Strategies Fund returned 12.31%. The Fund compares its performance to the  HFRX Global Hedge Fund Index and the ICE BofA U.S. 3-Month Treasury Bill Index, which returned 10.17% and 3.89%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Long Short Equity and Global Macro were the largest strategy contributors as all four underlying strategies posted gains, along with the Strategic Overlay. Long equity positioning in information technology (IT) and health care drove gains in Long Short Equity. In Global Macro, five of six asset classes contributed, led by equities, which was long overall. Commodities (long) and fixed income (short) also made substantial contributions.

↑
Long Short Equity subadvisor Electron was the largest overall contributor, driven by long equity positioning, especially in industrials sector and the capital goods industry. Global Macro subadvisor CFM was also a key contributor, posting gains across five of six asset classes, led by commodities and energy longs. Relative Value subadvisor Lazard’s gains from long fixed income positioning outweighed losses in short equity positioning.

↑
At the asset class level, long fixed income positioning was the key driver of gains, led by corporate bonds in the IT sector, especially the technology hardware and equipment industry. Commodity positioning substantially bolstered performance, owing to energy longs.

Top detractors from performance:
↓	Among the Fund’s subadvisors, Event Driven manager Bardin Hill, which the Fund exited in September 2025, was the weakest contributor during the period.
↓	From a sector perspective, only materials detracted in a meaningful way, largely due to the metals and mining industry, where long positioning weighed on returns.
↓
Among asset classes, equity positioning weighed the most on returns, owing in large part to short positioning in IT. Currency positioning also detracted, especially hedges against the Japanese yen and the Australian dollar. Credit positioning modestly hindered performance.

Use of derivatives and the impact on performance:
Derivatives make up a significant portion of the Fund’s holdings across multiple asset classes and security types. During the period, derivatives were a key contributor to performance, led primarily by gains from equity and commodity futures. These gains were partially offset by losses in certain foreign exchange and interest rate derivative positions, while options generated modest positive results overall.
Franklin Alternative Strategies Fund	PAGE 1	10-ATSR-0726

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 5/31/2016 — 5/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Advisor Class	12.31	3.96	4.37
MSCI All Country World Index-NR	30.27	11.45	12.81
HFRX Global Hedge Fund Index	10.17	3.03	3.61
ICE BofA U.S. 3-Month Treasury Bill Index	3.89	3.46	2.32
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective March 1, 2024, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$589,697,099
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1046
Total Management Fee Paid	$7,245,294
Portfolio Turnover Rate	362.98%
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

Strategy Allocation (% of Total Net Assets)	Long Positions	Short Positions
Event Driven	10.6	-3.3
Global Macro	59.6	-338.3
Long Short Equity	55.0	-36.1
Relative Value	45.6	-39.1
Strategic Overlay	4.7	0.0
Total	175.5	-416.8
Figures include the effect of gross notional exposure of derivatives.
Franklin Alternative Strategies Fund	PAGE 2	10-ATSR-0726

HOW HAS THE FUND CHANGED?
On January 30, 2026, the Fund’s name changed to Franklin Alternative Strategies Fund.
In addition, effective January 1, 2026, the investment management services provided by K2/D&S Management Co.,  L.L.C. (K2 Advisors), an indirect, wholly owned subsidiary of Franklin Resources, Inc. (Resources), and the personnel of K2 Advisors who provide such services to the Fund, were transferred to  Franklin Advisers, Inc. (Advisers), a direct, wholly owned subsidiary of Resources. In particular, Advisers assumed the duties and obligations of K2 Advisors under the Fund’s investment management agreement between K2 Advisors and the Trust, on behalf of the Fund, and the sub-advisory agreements between K2 Advisors and the unaffiliated sub-advisors with respect to the Fund. This transfer did not involve a change in actual control or management of the Fund’s investment manager, and the same individuals continue to provide portfolio management services to the Fund.
Effective on May 11, 2026, Birnam Oak Advisors, LP was added as a sub-adviser of the Fund.
This is a summary of certain changes and planned changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at
(800) DIAL BEN/342-5236 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Alternative Strategies Fund	PAGE 3	10-ATSR-0726

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Ann Torre Bates, David W. Niemiec and Valerie M. Williams, possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Ann Torre Bates, David W. Niemiec and Valerie M. Williams as the Audit Committee’s financial experts. Ann Torre Bates, David W. Niemiec and Valerie M. Williams are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending May 31, 2025 and May 31, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $186,828 in May 31, 2025 and $219,232 in May 31, 2026.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in May 31, 2025 and $0 in May 31, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in May 31, 2025 and $0 in May 31, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in May 31, 2025 and $0 in May 31, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii) pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv) establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $0 in May 31, 2025 and $0 in May 31, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin Alternative Strategies Fund
(formerly, K2 Alternative Strategies Fund)
Franklin Alternative Strategies Funds
Financial Statements and Other Important Information

Annual	| May 31, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

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2	Financial Statements and Other Important Information — Annual	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
Consolidated Financial Highlights
Franklin Alternative Strategies Fund

	Year Ended May 31,
	2026	2025	2024	2023	2022
Class A
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.06	$11.67	$10.69	$11.16	$12.46
Income from investment operations[a]:
Net investment income (loss)[b]	0.19	0.29	0.24	0.15	(0.06)
Net realized and unrealized gains (losses)	1.10	0.36	0.79	(0.32)	(0.68)
Total from investment operations	1.29	0.65	1.03	(0.17)	(0.74)
Less distributions from:
Net investment income	(0.28)	(0.69)	(0.05)	(0.21)	(0.06)
Net realized gains	(0.47)	(0.57)	—	(0.09)	(0.50)
Total distributions	(0.75)	(1.26)	(0.05)	(0.30)	(0.56)
Net asset value, end of year	$11.60	$11.06	$11.67	$10.69	$11.16
Total return[c]	12.02%	5.86%	9.57%	(1.48)%	(6.25)%
Ratios to average net assets
Expenses before waiver, payments by affiliates and expense reduction[d]	2.75%	2.69%	2.83%	2.82%	2.75%
Expenses net of waiver, payments by affiliates and expense reduction[d]	2.40%	2.40%	2.57%	2.64%	2.60%[e]
Expenses incurred in connection with securities sold short	0.45%	0.45%	0.47%	0.45%	0.40%
Net investment income (loss)	1.68%	2.57%	2.22%	1.31%	(0.49)%
Supplemental data
Net assets, end of year (000’s)	$55,329	$56,487	$63,320	$76,464	$94,580
Portfolio turnover rate	362.98%	266.59%	257.70%	225.53%	177.61%

a The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b Based on average daily shares outstanding.
c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
e Benefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Annual Report	3

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin Alternative Strategies Fund (continued)

	Year Ended May 31,
	2026	2025	2024	2023	2022
Class C
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.66	$11.27	$10.35	$10.80	$12.11
Income from investment operations[a]:
Net investment income (loss)[b]	0.11	0.20	0.15	0.06	(0.15)
Net realized and unrealized gains (losses)	1.06	0.34	0.77	(0.31)	(0.66)
Total from investment operations	1.17	0.54	0.92	(0.25)	(0.81)
Less distributions from:
Net investment income	(0.16)	(0.58)	—	(0.11)	—
Net realized gains	(0.47)	(0.57)	—	(0.09)	(0.50)
Total distributions	(0.63)	(1.15)	—	(0.20)	(0.50)
Net asset value, end of year	$11.20	$10.66	$11.27	$10.35	$10.80
Total return[c]	11.17%	5.04%	8.69%	(2.12)%	(7.06)%
Ratios to average net assets
Expenses before waiver, payments by affiliates and expense reduction[d]	3.50%	3.44%	3.60%	3.57%	3.50%
Expenses net of waiver, payments by affiliates and expense reduction[d]	3.15%	3.15%	3.33%	3.39%	3.35%[e]
Expenses incurred in connection with securities sold short	0.45%	0.45%	0.47%	0.45%	0.40%
Net investment income (loss)	0.93%	1.82%	1.46%	0.55%	(1.24)%
Supplemental data
Net assets, end of year (000’s)	$3,014	$4,922	$7,957	$15,720	$24,486
Portfolio turnover rate	362.98%	266.59%	257.70%	225.53%	177.61%

a The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b Based on average daily shares outstanding.
c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
e Benefit of expense reduction rounds to less than 0.01%.

4	Annual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin Alternative Strategies Fund (continued)

	Year Ended May 31,
	2026	2025	2024	2023	2022
Class R
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.10	$11.73	$10.73	$11.13	$12.44
Income from investment operations[a]:
Net investment income (loss)[b]	0.17	0.27	0.22	0.10	(0.08)
Net realized and unrealized gains (losses)	1.11	0.34	0.80	(0.31)	(0.68)
Total from investment operations	1.28	0.61	1.02	(0.21)	(0.76)
Less distributions from:
Net investment income	(0.26)	(0.67)	(0.02)	(0.10)	(0.05)
Net realized gains	(0.47)	(0.57)	—	(0.09)	(0.50)
Total distributions	(0.73)	(1.24)	(0.02)	(0.19)	(0.55)
Net asset value, end of year	$11.65	$11.10	$11.73	$10.73	$11.13
Total return	11.72%	5.40%	9.30%	(1.65)%	(6.50)%
Ratios to average net assets
Expenses before waiver, payments by affiliates and expense reduction[c]	3.01%	2.94%	3.07%	3.07%	3.04%
Expenses net of waiver, payments by affiliates and expense reduction[c]	2.66%	2.65%	2.82%	2.89%	2.85%[d]
Expenses incurred in connection with securities sold short	0.45%	0.45%	0.47%	0.45%	0.40%
Net investment income (loss)	1.43%	2.32%	1.97%	1.05%	(0.78)%
Supplemental data
Net assets, end of year (000’s)	$310	$442	$348	$351	$811
Portfolio turnover rate	362.98%	266.59%	257.70%	225.53%	177.61%

a The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b Based on average daily shares outstanding.
c Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
d Benefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Annual Report	5

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin Alternative Strategies Fund (continued)

	Year Ended May 31,
	2026	2025	2024	2023	2022
Class R6
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.15	$11.77	$10.78	$11.27	$12.58
Income from investment operations[a]:
Net investment income (loss)[b]	0.23	0.33	0.29	0.18	(0.02)
Net realized and unrealized gains (losses)	1.11	0.35	0.79	(0.33)	(0.69)
Total from investment operations	1.34	0.68	1.08	(0.15)	(0.71)
Less distributions from:
Net investment income	(0.32)	(0.73)	(0.09)	(0.25)	(0.10)
Net realized gains	(0.47)	(0.57)	—	(0.09)	(0.50)
Total distributions	(0.79)	(1.30)	(0.09)	(0.34)	(0.60)
Net asset value, end of year	$11.70	$11.15	$11.77	$10.78	$11.27
Total return	12.37%	6.08%	10.03%	(1.20)%	(6.05)%
Ratios to average net assets
Expenses before waiver, payments by affiliates and expense reduction[c]	2.41%	2.37%	2.47%	2.48%	2.44%
Expenses net of waiver, payments by affiliates and expense reduction[c]	2.13%	2.12%	2.26%	2.36%	2.32%[d]
Expenses incurred in connection with securities sold short	0.45%	0.45%	0.47%	0.45%	0.40%
Net investment income (loss)	2.02%	2.89%	2.54%	1.64%	(0.18)%
Supplemental data
Net assets, end of year (000’s)	$147,564	$113,808	$124,279	$44,192	$47,851
Portfolio turnover rate	362.98%	266.59%	257.70%	225.53%	177.61%

a The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b Based on average daily shares outstanding.
c Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
d Benefit of expense reduction rounds to less than 0.01%.

6	Annual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL HIGHLIGHTS

Franklin Alternative Strategies Fund (continued)

	Year Ended May 31,
	2026	2025	2024	2023	2022
Advisor Class
Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$11.14	$11.76	$10.76	$11.24	$12.55
Income from investment operations[a]:
Net investment income (loss)[b]	0.22	0.33	0.27	0.17	(0.03)
Net realized and unrealized gains (losses)	1.12	0.34	0.81	(0.32)	(0.69)
Total from investment operations	1.34	0.67	1.08	(0.15)	(0.72)
Less distributions from:
Net investment income	(0.31)	(0.72)	(0.08)	(0.24)	(0.09)
Net realized gains	(0.47)	(0.57)	—	(0.09)	(0.50)
Total distributions	(0.78)	(1.29)	(0.08)	(0.33)	(0.59)
Net asset value, end of year	$11.70	$11.14	$11.76	$10.76	$11.24
Total return	12.31%	6.01%	9.87%	(1.21)%	(6.05)%
Ratios to average net assets
Expenses before waiver, payments by affiliates and expense reduction[c]	2.50%	2.44%	2.60%	2.57%	2.50%
Expenses net of waiver, payments by affiliates and expense reduction[c]	2.15%	2.15%	2.33%	2.39%	2.35%[d]
Expenses incurred in connection with securities sold short	0.45%	0.45%	0.47%	0.45%	0.40%
Net investment income (loss)	1.93%	2.82%	2.46%	1.55%	(0.24)%
Supplemental data
Net assets, end of year (000’s)	$383,481	$345,450	$438,766	$710,974	$1,099,387
Portfolio turnover rate	362.98%	266.59%	257.70%	225.53%	177.61%

a The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b Based on average daily shares outstanding.
c Includes dividend and/or interest expense on securities sold short and security borrowing fees, if any. See below for the ratios of such expenses to average net assets for the periods presented. See Note 1(e).
d Benefit of expense reduction rounds to less than 0.01%.

franklintempleton.com	The accompanying notes are an integral part of these consolidated financial statements. | Annual Report	7

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
Consolidated Schedule of Investments, May 31, 2026
Franklin Alternative Strategies Fund

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests 23.8%
	Aerospace & Defense 0.0%†
[a]	Satellogic Inc., A, 1/25/27, wts.	United States	2,058	$7,203
	Air Freight & Logistics 0.5%
[b]	C.H. Robinson Worldwide Inc.	United States	5,702	1,018,662
[b]	FedEx Corp.	United States	4,026	1,657,706
				2,676,368
	Automobile Components 0.1%
	Sumitomo Electric Industries Ltd.	Japan	9,245	713,074
	Automobiles 0.2%
[a]	Stellantis NV	United States	126,707	1,011,164
	Beverages 0.1%
	Primo Brands Corp., A	United States	28,009	694,623
	Biotechnology 4.2%
[a]	Abivax SA, ADR	France	6,285	833,580
[a]	Apogee Therapeutics Inc.	United States	11,549	948,635
[a]	Arcutis Biotherapeutics Inc.	United States	21,388	458,987
[a]	Argenx SE, ADR	Netherlands	2,051	1,714,616
[a]	Beone Medicines Ltd., ADR	United States	4,552	1,310,612
[a]	Celcuity Inc.	United States	7,956	1,057,193
[a]	Dianthus Therapeutics Inc.	United States	10,838	1,008,042
[a]	Disc Medicine Inc., A	United States	15,420	1,072,769
[a]	Erasca Inc.	United States	33,386	428,676
[a]	Ideaya Biosciences Inc.	United States	11,392	335,722
[a]	Immunovant Inc.	United States	14,810	493,173
[a]	Insmed Inc.	United States	16,843	1,800,685
[a]	Kymera Therapeutics Inc.	United States	9,363	762,335
[a]	Mineralys Therapeutics Inc.	United States	39,107	1,231,871
[a,b]	Mirum Pharmaceuticals Inc.	United States	5,893	598,140
[a]	NewAmsterdam Pharma Co. NV	Netherlands	23,134	779,153
[a]	Olema Pharmaceuticals Inc.	United States	43,832	578,144
[a]	Oruka Therapeutics Inc.	United States	9,388	549,480
[a]	Protagonist Therapeutics Inc.	United States	6,765	673,523
[a]	Revolution Medicines Inc.	United States	8,330	1,311,808
[a]	Roivant Sciences Ltd.	United States	44,694	1,340,373
[a]	Scholar Rock Holding Corp.	United States	24,875	1,226,338
[a]	Spyre Therapeutics Inc.	United States	7,854	577,269
[a]	Tyra Biosciences Inc.	United States	17,538	585,945
[a]	Vaxcyte Inc.	United States	26,651	1,369,861
[a]	Vertex Pharmaceuticals Inc.	United States	1,770	792,146
[a]	Xenon Pharmaceuticals Inc.	Canada	20,051	1,097,391
				24,936,467
	Building Products 0.2%
[a]	Johnson Controls International PLC	United States	8,373	1,122,484
	Capital Markets 0.1%
[b]	Tpg Inc., A	United States	8,267	351,926
	Chemicals 0.1%
	Albemarle Corp.	United States	3,470	612,177

8	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Commercial Services & Supplies 0.2%
	Unifirst Corp.	United States	4,789	$1,271,096
	Communications Equipment 0.0%†
[a,c]	Riverbed Technology, Inc.	United States	1,499	—
	Construction & Engineering 0.8%
[a,b]	Mastec Inc.	United States	9,903	3,746,998
	Primoris Services Corp.	United States	2,493	313,570
[a,b]	Solv Energy Inc., A	United States	10,459	371,608
				4,432,176
	Consumer Discretionary 0.0%†
[a,c]	Vinty Holding 5 SA	Luxembourg	11,369,458	42,636
	Diversified Telecommunication Services 0.1%
[b]	Comcast Corp., A	United States	7,627	189,683
[a,b]	Uniti Group Inc.	United States	53,657	602,032
				791,715
	Electric Utilities 2.3%
[b]	Constellation Energy Corp.	United States	2,449	704,700
[b]	Edison International	United States	5,156	360,611
[b]	Entergy Corp.	United States	20,170	2,199,538
[b]	Eversource Energy	United States	7,712	526,498
[b]	FirstEnergy Corp.	United States	41,997	1,948,241
[b]	NextEra Energy Inc.	United States	28,110	2,445,851
[b]	NRG Energy Inc.	United States	5,376	720,814
[b]	PG&E Corp.	United States	54,731	894,305
	Txnm Energy Inc.	United States	13,639	807,565
[b]	Xcel Energy Inc.	United States	38,218	3,038,331
				13,646,454
	Electrical Equipment 0.7%
[a,b]	Enovix Corp.	United States	59,126	471,826
	Mitsubishi Electric Corp.	Japan	35,165	1,429,565
[a]	Nidec Corp.	Japan	40,451	709,357
	Prysmian SpA	Italy	8,882	1,530,077
				4,140,825
	Electronic Equipment, Instruments & Components 1.1%
[a]	Advanced Energy Industries Inc.	United States	2,042	617,051
[a,b]	Aeva Technologies Inc.	United States	3,669	103,392
[a,b]	Coherent Corp.	United States	5,272	1,905,670
[a]	Flex Ltd.	United States	20,305	3,061,588
[a,b]	Keysight Technologies Inc.	United States	3,008	1,017,697
				6,705,398
	Energy Equipment & Services 0.1%
[a]	Transocean Ltd.	United States	97,099	601,043
	Entertainment 0.9%
[a,d]	Warner Bros Discovery Inc.	United States	190,534	5,146,323
	Financial Services 0.1%
[a]	DSG TopCo Inc.	United States	37,732	671,630
[a,c]	Pershing Square Tontine Holdings Ltd., A	United States	42,829	2,163
[c]	Pershing Square Tontine Holdings Ltd., A, 12/31/33, Contingent Value, rts.	United States	10,707	5,353

franklintempleton.com	Annual Report	9

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Financial Services (continued)
[a,c]	Spree Acquisition Corp. 1 Ltd., 12/22/28, wts.	Israel	3,069	$—
[a,c]	Target Global Acquisition I Corp., A, 12/31/27, wts.	Israel	3,516	—
				679,146
	Ground Transportation 0.8%
[a,b]	Hertz Global Holdings Inc.	United States	28,015	151,281
	Norfolk Southern Corp.	United States	15,512	4,730,540
				4,881,821
	Health Care Equipment & Supplies 1.9%
[a]	Align Technology Inc.	United States	5,804	1,015,410
[a]	Boston Scientific Corp.	United States	26,120	1,261,857
[a]	Intuitive Surgical Inc.	United States	4,013	1,704,080
[a]	Penumbra Inc.	United States	18,340	5,837,622
	Stryker Corp.	United States	4,944	1,508,365
				11,327,334
	Health Care Providers & Services 0.4%
[a,b]	Community Health Systems Inc.	United States	77,320	210,310
	CVS Health Corp.	United States	6,003	546,153
	UnitedHealth Group Inc.	United States	4,399	1,672,984
				2,429,447
	Hotels, Restaurants & Leisure 0.0%†
	Cracker Barrel Old Country Store Inc.	United States	136	4,600
[a,c]	HomeToGo SE, 9/21/26, wts.	Luxembourg	716	—
				4,600
	Household Durables 0.9%
	Panasonic Holdings Corp.	Japan	67,535	1,560,328
[a]	Topbuild Corp.	United States	8,630	3,602,852
				5,163,180
	Independent Power & Renewable Electricity Producers 0.5%
	The AES Corp.	United States	182,904	2,683,202
[a,b]	Fervo Energy Co., A	United States	6,615	242,506
				2,925,708
	IT Services 0.1%
[a,b]	Akamai Technologies Inc.	United States	5,815	869,575
[a]	Brand Engagement Network Inc., A, 3/14/29, wts.	United States	241	20
				869,595
	Life Sciences Tools & Services 1.2%
	Agilent Technologies Inc.	United States	13,601	1,843,343
	Danaher Corp., W	United States	8,149	1,488,578
[a]	Inotiv Inc.	United States	17,056	4,878
	Lonza Group AG	Switzerland	2,793	1,783,923
	Thermo Fisher Scientific Inc.	United States	4,094	2,016,336
				7,137,058
	Machinery 0.8%
[a]	Chart Industries Inc.	United States	24,009	4,989,550
[a,c]	Maxeon Solar Technologies, 1/15/28, wts.	United States	32,750	2
				4,989,552
	Media 0.1%
[a]	EchoStar Corp., A	United States	3,250	419,867
[a]	Optimum Communications Inc., A	United States	59,384	39,087
				458,954

10	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Metals & Mining 0.0%†
[c]	Samarco Mineracao SA Escrow	Brazil	384,000	$16,520
	Multi-Utilities 0.2%
[a]	Ameren Corp.	United States	873	94,258
	Dominion Energy Inc.	United States	16,960	1,135,302
				1,229,560
	Oil, Gas & Consumable Fuels 0.2%
[a,c,e]	Gazprom PJSC	Russia	615,160	—
[b]	The Williams Cos. Inc.	United States	17,663	1,260,962
				1,260,962
	Personal Care Products 1.0%
	Kenvue Inc.	United States	331,379	5,726,229
	Pharmaceuticals 1.8%
[a]	AstraZeneca PLC	United Kingdom	4,045	751,035
	Bayer AG	Germany	15,968	679,068
[a]	Cormedix Inc.	United States	268	2,262
[a]	Crinetics Pharmaceuticals Inc.	United States	14,697	522,478
[a]	Elanco Animal Health Inc.	United States	47,513	1,133,185
	Eli Lilly & Co.	United States	1,353	1,495,065
[a]	Enliven Therapeutics Inc.	United States	17,609	696,788
	Merck & Co. Inc.	United States	17,381	2,063,472
[a]	Tarsus Pharmaceuticals Inc.	United States	10,479	622,453
[a]	Teva Pharmaceutical Industries Ltd., ADR	Israel	39,597	1,398,566
[a]	Veradermics Inc.	United States	10,969	1,106,882
				10,471,254
	Professional Services 0.1%
[a,b]	Falcon’s Beyond Global, Inc., A, 10/06/28, wts.	United States	180	419
[b]	Ul Solutions Inc., A	United States	8,307	826,547
				826,966
	Real Estate Management & Development 0.0%†
[a,c]	Conx Corp., A, 10/30/27, wts.	United States	14,679	—
[a]	Kaisa Group Holdings Ltd.	China	125,608	1,092
[a]	Opendoor Technologies Inc., A, 11/20/26, wts.	United States	28	9
[a]	Opendoor Technologies Inc., K, 11/20/26, wts.	United States	28	19
[a]	Opendoor Technologies Inc., Z, 11/20/26, wts.	United States	28	7
				1,127
	Semiconductors & Semiconductor Equipment 0.9%
[a]	Enphase Energy Inc.	United States	9,724	664,733
[a]	Indie Semiconductor Inc., A	China	3,472	17,325
[a]	ON Semiconductor Corp.	United States	7,121	858,936
[a,b]	Onto Innovation, Inc.	United States	765	197,553
[a]	Qorvo Inc.	United States	23,002	2,382,087
	Renesas Electronics Corp.	Japan	23,653	658,445
[a,b]	SolarEdge Technologies Inc.	United States	9,444	721,049
				5,500,128
	Software 0.8%
[a]	Bill Holdings Inc.	United States	609	22,545
[a]	Clearwater Analytics Holdings Inc., A	United States	162,068	3,944,735
[a]	Commvault Systems Inc.	United States	28	3,325
[a]	Core Scientific Inc.	United States	20,597	553,030
				4,523,635

franklintempleton.com	Annual Report	11

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)

		Country	Shares/ Warrants/ Rights	Value
	Common Stocks and Other Equity Interests (continued)
	Specialty Retail 0.2%
[a,b]	Carmax Inc.	United States	5,440	$242,733
[a,b]	Carvana Co., A	United States	12,300	897,900
				1,140,633
	Technology Hardware, Storage & Peripherals 0.0%†
[a,c]	Pivotal Software Escrow NPV	United States	73,957	—
	Total Common Stocks and Other Equity Interests (Cost $123,910,032)			140,466,561

Exchange Traded Funds 4.0%
iShares MSCI ACWI ETF	United States	96,276	15,263,597
JPMorgan Betabuilders Japan ETF	Japan	5,343	403,557
State Street Industrial Select Sector SPDR ETF	United States	22,300	3,860,799
Vanguard FTSE Europe ETF	United Kingdom	9,554	850,401
Vanguard Growth ETF	United States	19,198	1,720,141
Vanguard Value ETF	United States	5,880	1,245,678
Total Exchange Traded Funds (Cost $22,727,643)			23,344,173

			Principal Amount*
	Convertible Bonds 20.0%
	Aerospace & Defense 0.2%
[f]	Astronics Corp., senior note, 144A, zero cpn., 1/15/31	United States	128,000	219,942
[f]	Intuitive Machines Inc., senior note, 144A, 2.50%, 10/01/30	United States	291,000	1,017,336
				1,237,278
	Automobile Components 0.0%†
[b,f]	Indie Semiconductor Inc., senior note, 144A, 4.00%, 3/15/31	China	53,000	79,023
[b]	LCI Industries, senior note, 3.00%, 3/01/30	United States	34,000	38,667
				117,690
	Automobiles 0.0%†
[b,g]	Nio Inc., senior note, 4.625%, 10/15/30	China	34,000	34,792
	Rivian Automotive Inc., senior note, 4.625%, 3/15/29	United States	20,000	23,050
				57,842
	Biotechnology 0.6%
	Ani Pharmaceuticals Inc., senior note, 2.25%, 9/01/29	United States	14,000	17,610
[b]	Arrowhead Pharmaceuticals Inc., senior note, zero cpn., 1/15/32	United States	33,000	38,833
[b]	BioMarin Pharmaceutical Inc., senior sub. note, 1.25%, 5/15/27	United States	33,000	32,085
	Bridgebio Pharma Inc., senior note,
	[b]2.50%, 3/15/27	United States	593,000	959,419
	[b]2.25%, 2/01/29	United States	57,000	61,428
	1.75%, 3/01/31	United States	34,000	52,932
	Celcuity Inc., senior note, 2.75%, 8/01/31	United States	30,000	83,046
	Cogent Biosciences Inc., senior note, 1.625%, 11/15/31	United States	21,000	24,602
[b,f]	Crispr Therapeutics AG, senior note, 144A, 1.731%, 3/01/31	Switzerland	366,000	391,163
[b,f]	Cytokinetics Inc., senior note, 144A, 1.75%, 10/01/31	United States	127,000	178,635
	Guardant Health Inc., senior note, 1.25%, 2/15/31	United States	146,000	324,516
	Halozyme Therapeutics Inc., senior note,
	[b]1.00%, 8/15/28	United States	54,000	70,254
	[f]144A, zero cpn., 2/15/31	United States	30,000	29,655

12	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds (continued)
	Biotechnology (continued)
[f]	Ionis Pharmaceuticals Inc., senior note, 144A, zero cpn., 12/01/30	United States	6,000		$6,284
[b,f]	Ligand Pharmaceuticals Inc., senior note, 144A, 0.75%, 10/01/30	United States	128,000		172,275
	Mirum Pharmaceuticals Inc., senior note, 4.00%, 5/01/29	United States	108,000		350,136
[b,f]	Novavax Inc., senior note, 144A, 4.625%, 9/01/31	United States	126,000		171,108
[f]	Pharming Group NV, senior note, Reg S, 4.50%, 4/25/29	Netherlands	100,000	EUR	147,406
[b]	PTC Therapeutics Inc., senior note, 1.50%, 9/15/26	United States	21,000		29,927
[f]	Sarepta Therapeutics Inc., senior note, 144A, 4.875%, 9/01/30	United States	25,000		20,708
[b]	Transmedics Group Inc., senior note, 1.50%, 6/01/28	United States	121,000		132,259
[b]	Travere Therapeutics Inc., senior note,
	2.25%, 3/01/29	United States	121,000		193,191
	0.50%, 5/15/32	United States	181,000		191,409
	Viridian Therapeutics Inc., senior note, 1.75%, 5/15/32	United States	24,000		25,008
					3,703,889
	Broadline Retail 0.1%
[b,g]	Alibaba Group Holding Ltd., senior note, 0.50%, 6/01/31	China	630,000		871,447
	Building Products 0.0%†
	Patrick Industries Inc., senior note, 1.75%, 12/01/28	United States	31,000		45,746
	Commercial Services & Supplies 0.0%†
[b,f]	Pitney Bowes Inc., senior note, 144A, 1.50%, 8/15/30	United States	33,000		42,012
	Communications Equipment 0.6%
	Comcast Holdings Corp.,
	senior bond, 2.00%, 10/15/29	United States	386,500		251,418
	sub. bond, 2.00%, 11/15/29	United States	338,600		246,738
[b]	InterDigital Inc., senior note, 3.50%, 6/01/27	United States	857,000		2,801,105
	Lumentum Holdings Inc., senior note, 0.50%, 6/15/28	United States	32,000		208,224
					3,507,485
	Computers 0.8%
	Blackberry Ltd., senior note, 3.00%, 2/15/29	Canada	67,000		160,231
[f]	Check Point Software Technologies Ltd., senior note, 144A, zero cpn., 12/15/30	Israel	31,000		29,001
[f]	Lenovo Group Ltd., senior note, Reg S, 2.50%, 8/26/29	China	553,000		1,571,211
[f]	Lumentum Holdings Inc., senior note, 144A, 0.375%, 3/15/32	United States	600,000		2,772,300
[f]	Par Technology Corp., senior note, 144A, 4.00%, 3/15/31	United States	30,000		34,560
[b]	Varonis Systems Inc., senior note, 1.00%, 9/15/29	United States	301,000		286,326
[f]	Zscaler Inc., senior note, 144A, zero cpn., 7/15/28	United States	30,000		27,602
					4,881,231
	Construction & Engineering 0.0%†
	Fluor Corp., senior note, 1.125%, 8/15/29	United States	27,000		32,960
	Consumer Finance 0.3%
[b]	Encore Capital Group Inc., senior note, 4.00%, 3/15/29	United States	289,000		398,242
[f]	SoFi Technologies Inc., senior note, 144A,
	1.25%, 3/15/29	United States	655,000		1,340,575
	[b]zero cpn., 10/15/26	United States	74,000		76,501
					1,815,318
	Cosmetics & Personal Care 0.0%†
[b,f]	Oddity Finance LLC, senior note, 144A, zero cpn., 6/15/30	United States	264,000		179,422
	Diversified Consumer Services 0.3%
[b]	Affirm Holdings Inc., senior note, 0.75%, 12/15/29	United States	33,000		36,574
[b]	Stride Inc., senior note, 1.125%, 9/01/27	United States	811,000		1,455,745
					1,492,319

franklintempleton.com	Annual Report	13

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Convertible Bonds (continued)
	Diversified Financial Services 0.9%
	Coinbase Global Inc., senior note,
	[b]0.25%, 4/01/30	United States	189,000	$184,039
	[b,f]144A, zero cpn., 10/01/29	United States	162,000	148,165
	[f]144A, zero cpn., 10/01/32	United States	30,000	25,568
[b,f]	Dave Inc., senior note, 144A, zero cpn., 4/01/31	United States	122,000	154,588
[b,f]	Galaxy Digital Holdings LP, senior note, 144A,
	3.00%, 12/15/26	United States	500,000	574,000
	2.50%, 12/01/29	United States	500,000	753,500
[f]	Terawulf Inc., senior note, 144A, 2.75%, 2/01/30	United States	800,000	2,528,998
[b]	Upstart Holdings Inc., senior note, 2.00%, 10/01/29	United States	382,000	425,930
[b,f]	Wisdomtree Inc., senior note, 144A,
	4.625%, 8/15/30	United States	30,000	37,725
	4.50%, 10/01/31	United States	216,000	257,602
				5,090,115
	Diversified Telecommunication Services 0.0%†
[b,f]	Match Group Financeco 3 Inc., senior bond, 144A, 2.00%, 1/15/30	United States	25,000	22,638
	Electric 0.0%†
[b,f]	Ormat Technologies Inc., senior note, 144A,
	1.50%, 3/15/31	United States	30,000	35,731
	zero cpn., 3/15/31	United States	30,000	34,292
				70,023
	Electric Utilities 0.7%
[h]	EchoStar Corp., senior secured note, PIK, 3.875%, 11/30/30	United States	738,609	2,900,887
[b]	Evergy Inc., senior note, 4.50%, 12/15/27	United States	769,000	1,045,109
				3,945,996
	Electrical Equipment 1.2%
	Bloom Energy Corp., senior note, 3.00%, 6/01/29	United States	508,000	6,936,486
	Electronic Equipment, Instruments & Components 0.2%
[f]	Enovix Corp., senior note, 144A, 4.75%, 9/15/30	United States	30,000	29,837
[b]	Itron Inc., senior note, 1.375%, 7/15/30	United States	60,000	58,680
[b,f]	Mirion Technologies Inc., senior note, 144A, 0.25%, 6/01/30	United States	336,000	362,964
[b]	OSI Systems Inc., senior note,
	2.25%, 8/01/29	United States	450,000	598,615
	[f]144A, 0.50%, 2/01/31	United States	252,000	234,173
				1,284,269
	Electronics 0.4%
[f]	Advanced Energy Industries Inc., senior note, 144A, zero cpn., 5/15/31	United States	30,000	29,505
[b]	Applied Optoelectronics Inc., senior note, 2.75%, 1/15/30	United States	516,000	1,958,047
[b,f]	Avnet Inc., senior note, 144A, 1.75%, 9/01/30	United States	96,000	130,800
[f]	Enovix Corp., senior note, 144A, 3.00%, 5/01/28	United States	31,000	31,864
				2,150,216
	Energy Equipment & Services 0.1%
[f]	Eos Energy Enterprises Inc., senior note, 144A, 6.75%, 6/15/30	United States	184,000	358,101
[b]	TETRA Tech Inc., senior note, 2.25%, 8/15/28	United States	34,000	35,283
	Transocean International Ltd., senior note, 4.625%, 9/30/29	United States	137,000	262,424
				655,808
	Energy-Alternate Sources 0.4%
[b,f]	Canadian Solar Inc., senior note, 144A, 3.25%, 1/15/31	Canada	65,000	63,593
[b,f]	Energy Vault Holdings Inc., senior note, 144A, 5.25%, 3/01/31	United States	34,000	43,909
[f]	Eos Energy Enterprises Inc., senior note, 144A, 1.75%, 12/01/31	United States	18,000	15,426
[b]	Fluence Energy Inc., senior note, 2.25%, 6/15/30	United States	406,000	502,344

14	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds (continued)
	Energy-Alternate Sources (continued)
	Green Plains Inc., senior note, 5.25%, 11/01/30	United States	21,000		$28,993
[f]	Plug Power Inc., senior note, 144A, 6.75%, 12/01/33	United States	219,000		369,957
[b]	SolarEdge Technologies Inc., senior note, 2.25%, 7/01/29	United States	361,000		864,414
	T1 Energy Inc., senior note,
	5.25%, 12/01/30	Norway	90,000		158,094
	[b]4.00%, 4/15/31	Norway	94,000		170,516
					2,217,246
	Entertainment 0.2%
[f]	Liberty Live Holdings Inc., senior bond, 144A, 2.375%, 9/30/53	United States	536,000		925,404
	Live Nation Entertainment Inc., senior note,
	3.125%, 1/15/29	United States	34,000		56,328
	[b]2.875%, 1/15/30	United States	30,000		34,380
	[f]144A, 2.875%, 10/15/31	United States	30,000		31,878
					1,047,990
	Equity Real Estate Investment Trusts (REITs) 0.0%†
[f]	Hat Holdings I LLC / Hat Holdings II LLC, senior note, 144A, 3.75%, 8/15/28	United States	21,000		32,734
	Financial Services 1.3%
[f]	Bitdeer Technologies Group, senior note, 144A, 4.00%, 11/15/31	United States	20,000		26,425
	Cipher Digital Inc., senior note,
	1.75%, 5/15/30	United States	338,000		1,837,664
	[b,f]144A, zero cpn., 10/01/31	United States	332,000		565,150
	Iren Ltd., senior note,
	3.25%, 6/15/30	Australia	265,000		1,044,100
	[b,f]144A, 0.25%, 6/01/32	Australia	151,000		213,174
	[f]144A, 3.50%, 12/15/29	Australia	726,000		3,489,664
	[b,f]144A, zero cpn., 7/01/31	Australia	278,000		289,468
[f]	Repay Holdings Corp., senior note, 144A, 2.875%, 7/15/29	United States	30,000		26,672
					7,492,317
	Food & Beverage 0.0%†
[b]	MGP Ingredients Inc., senior bond, 1.875%, 11/15/41	United States	248,000		241,796
	Premium Brands Holdings Corp., senior note, 5.50%, 12/31/32	Canada	27,000	CAD	20,368
					262,164
	Food & Staples Retailing 0.0%†
	The Chefs’ Warehouse Inc., senior note, 2.375%, 12/15/28	United States	14,000		25,333
	Health Care Equipment & Supplies 0.3%
[b]	Conmed Corp., senior note, 2.25%, 6/15/27	United States	827,000		808,806
[b]	DexCom Inc., senior note, 0.375%, 5/15/28	United States	29,000		27,195
[b]	Enovis Corp., senior note, 3.875%, 10/15/28	United States	28,000		27,296
[b]	Haemonetics Corp., senior note, 2.50%, 6/01/29	United States	28,000		27,810
[b]	Lantheus Holdings Inc., senior note, 2.625%, 12/15/27	United States	376,000		511,679
[b]	Livanova PLC, senior note, 2.50%, 3/15/29	United States	50,000		63,515
	Repligen Corp., senior note, 1.00%, 12/15/28	United States	8,000		8,044
[b]	Tandem Diabetes Care Inc., senior note, 1.50%, 3/15/29	United States	29,000		28,434
					1,502,779
	Health Care Providers & Services 0.2%
[b]	Guardant Health Inc., senior note, zero cpn., 11/15/27	United States	778,000		905,478

franklintempleton.com	Annual Report	15

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds (continued)
	Health Care Technology 0.0%†
	Bill Holdings Inc., senior note, zero cpn., 4/01/27	United States	49,000		$47,408
[b]	Nutanix Inc., senior note, 0.25%, 10/01/27	United States	68,000		77,588
[b]	Pagerduty Inc., senior note, 1.50%, 10/15/28	United States	17,000		15,712
					140,708
	Healthcare-Products 0.0%†
	Alphatec Holdings Inc., senior note, 0.75%, 3/15/30	United States	8,000		7,339
	Integer Holdings Corp., senior note, 1.875%, 3/15/30	United States	30,000		28,650
	Lemaitre Vascular Inc., senior note, 2.50%, 2/01/30	United States	34,000		35,926
	Merit Medical Systems Inc., senior note, 3.00%, 2/01/29	United States	21,000		21,987
[b]	Omnicell Inc., senior note, 1.00%, 12/01/29	United States	34,000		37,039
[f]	Tempus AI Inc., senior note, 144A, zero cpn., 5/15/32	United States	30,000		31,413
					162,354
	Healthcare-Services 0.0%†
[b]	Alignment Healthcare Inc., senior note, 4.25%, 11/15/29	United States	35,000		45,019
[b,f]	Oscar Health Inc., senior sub. note, 144A, 2.25%, 9/01/30	United States	34,000		42,714
					87,733
	Hotels, Restaurants & Leisure 0.0%†
	[g]Trip.com Group Ltd., senior note,
	1.50%, 7/01/27	China	72,000		94,320
	[b]0.75%, 6/15/29	China	180,000		185,526
					279,846
	Insurance 0.3%
[f]	Ping An Insurance Group Co. of China Ltd., senior note, Reg S, 0.875%, 7/22/29	China	1,000,000		1,495,500
	Interactive Media & Services 0.0%†
[b]	Snap Inc., senior note, 0.125%, 3/01/28	United States	31,000		28,325
	Internet & Direct Marketing Retail 0.4%
[g]	Alibaba Group Holdings, senior note, zero cpn., 9/15/32	China	700,000		681,450
[f]	Delivery Hero SE, senior note, Reg S, 3.25%, 2/21/30	South Korea	100,000	EUR	118,647
[b,f]	Doordash Inc., senior note, 144A, zero cpn., 5/15/30	United States	189,000		177,970
[b]	Etsy Inc., senior note, 0.25%, 6/15/28	United States	126,000		114,597
	Grab Holdings Ltd., senior note, zero cpn., 6/15/30	Singapore	31,000		29,791
	Groupon Inc., senior note, 4.875%, 6/30/30	United States	34,000		32,419
[f]	Hims & Hers Health Inc., senior note, 144A, zero cpn.,
	5/15/30	United States	34,000		28,118
	6/01/32	United States	30,000		33,771
[g]	JD.Com Inc., senior note, 0.25%, 6/01/29	China	63,000		63,756
	Lyft Inc., senior note,
	0.625%, 3/01/29	United States	31,000		32,476
	[f]144A, zero cpn., 9/15/30	United States	30,000		29,100
[f]	MakeMyTrip Ltd., senior note, 144A, zero cpn., 7/01/30	India	90,000		79,875
[f]	Opendoor Technologies Inc., senior note, 144A, 7.00%, 5/15/30	United States	131,000		460,989
[b]	Uber Technologies Inc.,
	senior note, 0.875%, 12/01/28	United States	66,000		77,567
	senior secured note, zero cpn., 5/15/28	United States	31,000		37,143
[g]	Vnet Group Inc., senior note,
	2.50%, 4/01/30	China	18,000		20,195
	[b,f]144A, 2.00%, 10/01/27	China	94,000		119,324
[f]	Wix.Com Ltd., senior note, 144A, zero cpn., 9/15/30	Israel	60,000		46,662
[b,f]	Ziff Davis Inc., senior note, 144A, 3.625%, 3/01/28	United States	140,000		138,162
					2,322,012

16	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Convertible Bonds (continued)
	Investment Companies 0.3%
	Cleanspark Inc., senior note, zero cpn., 6/15/30	United States	94,000	$141,611
[f]	Hive Bermuda 2026 Ltd., senior note, 144A, zero cpn., 4/15/31	Bermuda	13,000	23,582
[f]	Iren Ltd., senior note, 144A,
	[b]1.00%, 6/01/33	Australia	60,000	85,800
	1.00%, 12/01/33	Australia	60,000	65,730
[b]	Riot Platforms Inc., senior note, 0.75%, 1/15/30	United States	327,000	653,330
[f]	Terawulf Inc., senior note, 144A, 1.00%, 9/01/31	United States	337,000	755,482
				1,725,535
	IT Services 3.3%
[b]	Akamai Technologies Inc., senior note,
	0.375%, 9/01/27	United States	317,000	442,849
	1.125%, 2/15/29	United States	508,000	703,243
	Cloudflare Inc., senior note, zero cpn., 8/15/26	United States	75,000	96,308
[f]	Core Scientific Inc., senior note, 144A, 3.00%, 9/01/29	United States	547,000	1,407,896
	Digitalocean Holdings Inc., senior note, zero cpn., 12/01/26	United States	44,000	49,753
	Rapid7 Inc., senior note, 0.25%, 3/15/27	United States	20,000	19,125
	Shift4 Payments Inc., senior note, 0.50%, 8/01/27	United States	27,000	25,651
	Western Digital Corp., senior note, 3.00%, 11/15/28	United States	1,194,000	16,771,163
				19,515,988
	Leisure Products 0.1%
[b]	NCL Corp. Ltd., senior note,
	1.125%, 2/15/27	United States	204,000	200,532
	0.875%, 4/15/30	United States	41,000	42,871
	[f]144A, 0.75%, 9/15/30	United States	242,000	224,546
	Peloton Interactive Inc., senior note, 5.50%, 12/01/29	United States	9,000	15,260
				483,209
	Life Sciences Tools & Services 0.0%†
	Inotiv Inc., senior note, 3.25%, 10/15/27	United States	244,000	29,128
[f]	Tempus AI Inc., senior note, 144A, 0.75%, 7/15/30	United States	32,000	32,132
				61,260
	Machinery 0.1%
[b,f]	Bloom Energy Corp., senior note, 144A, zero cpn., 11/15/30	United States	342,000	595,422
[b]	The Greenbrier Cos. Inc., senior note, 2.875%, 4/15/28	United States	249,000	279,826
				875,248
	Media 0.0%†
	Liberty Interactive LLC,
	senior bond, 4.00%, 11/15/29	United States	366,000	21,960
	[b]senior note, 3.75%, 2/15/30	United States	860,000	51,600
[b]	Sirius XM Holdings Inc., senior note, 3.75%, 3/15/28	United States	40,000	45,750
	Sphere Entertainment Co., senior note, 3.50%, 12/01/28	United States	34,000	134,045
				253,355
	Metals & Mining 0.6%
[f]	B2Gold Corp., senior note, 144A, 2.75%, 2/01/30	Canada	305,000	506,071
[b,f]	Denison Mines Corp., senior note, 144A, 4.25%, 9/15/31	Canada	149,000	229,981
[f]	Endeavour Silver Corp., senior note, 144A, 0.25%, 1/15/31	Canada	34,000	38,886
[b]	Equinox Gold Corp., senior note, 4.75%, 10/15/28	Canada	472,000	1,072,384
	First Majestic Silver Corp., senior note,
	[b]0.375%, 1/15/27	Canada	60,000	83,490
	[f]144A, 0.125%, 1/15/31	Canada	34,000	43,163
[b]	Fortuna Mining Corp., senior note, 3.75%, 6/30/29	Canada	271,000	472,624

franklintempleton.com	Annual Report	17

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds (continued)
	Metals & Mining (continued)
[f]	I-80 Gold Corp., senior note, 144A, 3.75%, 4/15/31	Canada	30,000		$35,478
[f]	Osisko Development Corp., senior note, 144A, 4.125%, 6/15/31	Canada	12,000		13,386
	Silvercorp Metals Inc., senior note, 4.75%, 12/15/29	China	267,000		790,534
					3,285,997
	Oil, Gas & Consumable Fuels 0.4%
	Array Technologies Inc., senior note,
	1.00%, 12/01/28	United States	33,000		31,284
	[b,f]144A, 2.875%, 7/01/31	United States	119,000		171,360
[f]	Atlas Energy Solutions Inc., senior note, 144A, 0.50%, 4/15/31	United States	30,000		40,446
	Green Plains Inc., senior note, 2.25%, 3/15/27	United States	14,000		13,870
[f]	Liberty Energy Inc., senior note, 144A, zero cpn.,
	3/01/31	United States	64,000		70,656
	3/01/32	United States	18,000		18,634
[f]	Propetro Holding Corp., senior note, 144A, zero cpn., 11/15/31	United States	24,000		23,477
	Solaris Energy Infrastructure Inc., senior note,
	4.75%, 5/01/30	United States	464,000		1,315,208
	[b]0.25%, 10/01/31	United States	353,000		518,910
					2,203,845
	Pharmaceuticals 0.1%
[b]	Collegium Pharmaceutical Inc., senior note, 2.875%, 2/15/29	United States	27,000		32,000
[b,f]	Cormedix Inc., senior note, 144A, 4.00%, 8/01/30	United States	201,000		209,321
[b]	Herbalife Ltd., senior note, 4.25%, 6/15/28	United States	92,000		101,734
[b,f]	Indivior Pharmaceuticals Inc., senior note, 144A, 0.625%, 3/15/31	United States	30,000		33,867
	Innoviva Inc., senior note, 2.125%, 3/15/28	United States	31,000		32,713
[f]	Mirum Pharmaceuticals Inc., senior note, 144A, zero cpn., 6/01/32	United States	30,000		30,030
[b]	Pacira Biosciences Inc., senior note, 2.125%, 5/15/29	United States	122,000		119,730
[f]	Zoetis Inc., senior note, 144A, 0.25%, 6/15/29	United States	31,000		28,458
					587,853
	Pipelines 0.0%†
[b,f]	Golar LNG Ltd., senior note, 144A, 2.75%, 12/15/30	Cameroon	68,000		77,316
	Real Estate Management & Development 0.0%†
[b,f]	Compass Inc., senior note, 144A, 0.25%, 4/15/31	United States	252,000		231,034
[f]	Healthcare Realty Holdings LP, senior note, 144A, 3.00%, 1/15/32	United States	12,000		12,264
[f]	Kaisa Group Holdings Ltd., senior secured note, 144A, zero cpn.,
	12/31/26	China	45,451		159
	12/31/27	China	56,816		426
	12/31/28	China	90,902		682
	12/31/29	China	90,902		682
	12/31/30	China	113,628		710
	12/31/31	China	113,628		426
	12/31/32	China	214,367		670
	Meritage Homes Corp., senior note, 1.75%, 5/15/28	United States	13,000		12,779
[f]	Storagevault Canada Inc., senior note, 144A, 5.00%, 3/31/28	Canada	33,000	CAD	24,250
					284,082
	Retail 0.0%†
	The Cheesecake Factory Inc., senior note, 2.00%, 3/15/30	United States	30,000		33,772
[b]	Freshpet Inc., senior note, 3.00%, 4/01/28	United States	122,000		135,908
	Gamestop Corp., senior note, zero cpn., 4/01/30	United States	13,000		12,942
					182,622
	Retail REITs 0.0%†
[f]	Kite Realty Group LP, senior note, 144A, 0.75%, 4/01/27	United States	27,000		32,096

18	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Convertible Bonds (continued)
	Semiconductors & Semiconductor Equipment 1.6%
[f]	Amkor Technology Inc., senior note, 144A, zero cpn., 7/15/31	United States	32,000	$33,811
[f]	Camtek Ltd., senior note, 144A, zero cpn., 9/15/30	Israel	34,000	59,497
[b,f]	COHU Inc., senior note, 144A, 1.50%, 1/15/31	United States	40,000	83,696
[f]	Impinj Inc., senior note, 144A, zero cpn., 9/15/29	United States	27,000	26,873
[b,f]	Indie Semiconductor Inc., senior note, 144A, 3.50%, 12/15/29	China	375,000	454,988
	Macom Technology Solutions Holdings Inc., senior note, zero cpn., 12/15/29	United States	6,000	13,275
	Microchip Technology Inc., senior note,
	[b]0.75%, 6/01/30	United States	602,000	666,341
	[f]144A, zero cpn., 2/15/30	United States	11,000	12,776
	MKS Inc., senior note, 1.25%, 6/01/30	United States	687,000	1,514,835
[f]	Nova Ltd., senior note, 144A, zero cpn., 9/15/30	Israel	196,000	337,316
	On Semiconductor Corp., senior note,
	[b]0.50%, 3/01/29	United States	354,000	480,378
	[f]144A, zero cpn., 5/01/31	United States	30,000	32,604
	[b]zero cpn., 5/01/27	United States	393,000	898,693
[b]	Penguin Solutions Inc., senior note,
	2.00%, 2/01/29	United States	238,000	641,648
	2.00%, 8/15/30	United States	209,000	451,649
	Semtech Corp., senior note,
	1.625%, 11/01/27	United States	259,000	1,057,718
	[f]144A, zero cpn., 10/15/30	United States	72,000	125,630
	Sitime Corp., senior note, zero cpn., 6/15/31	United States	31,000	33,300
	STMicroelectronics NV, senior note, zero cpn., 8/04/27	Singapore	400,000	617,400
	Synaptics Inc., senior note, 0.75%, 12/01/31	United States	13,000	20,792
[f]	Ultra Clean Holdings Inc., senior note, 144A, zero cpn., 3/15/31	United States	13,000	17,016
[b]	Veeco Instruments Inc., senior note, 2.875%, 6/01/29	United States	358,000	741,454
[b]	Vishay Intertechnology Inc., senior note, 2.25%, 9/15/30	United States	502,000	947,274
	Wolfspeed Inc., secured note,
	2.50%, 6/15/31	United States	38,000	183,107
	[f]144A, 3.50%, 3/15/31	United States	16,000	48,904
	[f]144A, 2.50%, 6/15/31	United States	4,000	19,274
				9,520,249
	Software 2.7%
	Akamai Technologies Inc., senior note,
	[b]0.25%, 5/15/33	United States	394,000	691,273
	[f]144A, zero cpn., 5/15/30	United States	30,000	31,290
	[f]144A, zero cpn., 5/15/32	United States	30,000	31,155
	Alarm.com Holdings Inc., senior note, 2.25%, 6/01/29	United States	30,000	28,369
[b]	Bentley Systems Inc., senior note, 0.375%, 7/01/27	United States	80,000	76,760
[b]	Bill Holdings Inc., senior note, zero cpn., 4/01/30	United States	467,000	412,104
[f]	Bitdeer Technologies Group, senior note, 144A, 5.00%, 3/01/32	United States	27,000	53,829
[b]	Blackline Inc., senior note, 1.00%, 6/01/29	United States	30,000	27,533
[b]	Box Inc., senior note, 1.50%, 9/15/29	United States	252,000	245,952
[b,f]	Cloudflare Inc., senior note, 144A, zero cpn., 6/15/30	United States	899,000	1,129,414
[f]	Commvault Systems Inc., senior note, 144A, zero cpn., 9/15/30	United States	161,000	148,603
[b,f]	Core Scientific Inc., senior note, 144A, zero cpn., 6/15/31	United States	378,000	553,108
[b,f]	Coreweave Inc., senior note, 144A,
	1.75%, 12/01/31	United States	945,000	1,215,506
	1.75%, 10/01/32	United States	378,000	451,143
[b]	Datadog Inc., senior note, zero cpn., 12/01/29	United States	270,000	374,205
[f]	Digitalocean Holdings Inc., senior note, 144A, zero cpn., 8/15/30	United States	127,000	512,953
[b]	Dropbox Inc., senior note, zero cpn., 3/01/28	United States	60,000	60,030

franklintempleton.com	Annual Report	19

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Convertible Bonds (continued)
	Software (continued)
	Fastly Inc., senior note,
	7.75%, 6/01/28	United States	8,000	$11,412
	[b,f]144A, zero cpn., 12/15/30	United States	198,000	288,090
[b]	Five9 Inc., senior note, 1.00%, 3/15/29	United States	34,000	30,338
[b]	Guidewire Software Inc., senior note, 1.25%, 11/01/29	United States	329,000	335,251
[f]	Life360 Inc., senior note, 144A, zero cpn., 6/01/30	United States	28,000	26,467
[f]	Nebius Group NV, senior note, 144A,
	[b]2.00%, 6/05/29	Netherlands	354,000	1,597,336
	1.00%, 9/15/30	Netherlands	198,000	369,072
	[b]1.25%, 3/15/31	Netherlands	332,000	508,624
	3.00%, 6/05/31	Netherlands	326,000	1,471,635
	[b]2.75%, 9/15/32	Netherlands	315,000	582,592
	[b]2.625%, 3/15/33	Netherlands	66,000	102,993
[b]	Nutanix Inc., senior note, 0.50%, 12/15/29	United States	385,000	382,690
[b]	Pagaya Technologies Ltd., senior note, 6.125%, 10/01/29	United States	217,000	295,077
[f]	Planet Labs Pbc, senior note, 144A, 0.50%, 10/15/30	United States	411,000	1,805,790
[b,f]	Porch Group Inc., senior secured note, 144A, 6.75%, 10/01/28	United States	30,000	30,772
	Progress Software Corp., senior note, 3.50%, 3/01/30	United States	26,000	24,768
[b,f]	Rubrik Inc., senior note, 144A, zero cpn., 6/15/30	United States	227,000	231,710
[b]	Snowflake Inc., senior note, zero cpn.,
	10/01/27	United States	819,000	1,377,723
	10/01/29	United States	314,000	557,538
[f]	Tyler Technologies Inc., senior note, 144A, 0.50%, 7/15/31	United States	30,000	30,795
	Unity Software Inc., senior note, zero cpn., 3/15/30	United States	61,000	71,523
[b]	Workiva Inc., senior note, 1.25%, 8/15/28	United States	34,000	31,799
				16,207,222
	Specialty Retail 0.2%
	Etsy Inc., senior note, 0.125%, 9/01/27	United States	24,000	22,710
[b,f]	Gamestop Corp., senior note, 144A, zero cpn., 6/15/32	United States	417,000	414,915
[b,f]	The Realreal Inc., senior note, 144A, 4.00%, 2/15/31	United States	351,000	436,469
[b]	Wayfair Inc., senior note, 3.25%, 9/15/27	United States	65,000	85,507
				959,601
	Technology Hardware, Storage & Peripherals 0.0%†
[b]	Parsons Corp., senior note, 2.625%, 3/01/29	United States	26,000	26,320
	Super Micro Computer Inc., senior note,
	[b]2.25%, 7/15/28	United States	33,000	37,089
	3.50%, 3/01/29	United States	34,000	34,435
	[b,f]144A, zero cpn., 6/15/30	United States	122,000	134,527
				232,371
	Telecommunications 0.7%
[b]	A10 Networks Inc., senior note, 2.75%, 4/01/30	United States	34,000	49,148
[f]	Adtran Holdings Inc., senior note, 144A, 3.75%, 9/15/30	United States	262,000	445,033
[b]	Applied Digital Corp., senior note, 2.75%, 6/01/30	United States	545,000	2,704,417
[b,f]	Ast Spacemobile Inc., senior note, 144A, 2.375%, 10/15/32	United States	227,000	424,455
[f]	Blacksky Technology Inc., senior note, 144A, 8.25%, 8/01/33	United States	101,000	176,134
[b,f,g]	GDS Holdings Ltd., senior note, 144A, 2.25%, 6/01/32	China	30,000	39,936
[f]	Viavi Solutions Inc., senior note, 144A, 0.625%, 3/01/31	United States	19,000	68,723
				3,907,846
	Trading Companies & Distributors 0.2%
[b]	Xometry Inc., senior note,
	1.00%, 2/01/27	United States	365,000	627,618
	[f]144A, 0.75%, 6/15/30	United States	242,000	530,230
				1,157,848

20	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Convertible Bonds (continued)
	Transportation 0.0%†
[f]	Knight-Swift Transportation Holdings Inc., senior note, 144A, 1.00%, 11/15/31	United States	30,000		$34,335
	Trucking & Leasing 0.0%†
	Willis Lease Finance Corp., senior note, 2.50%, 5/15/31	United States	30,000		29,213
	Total Convertible Bonds (Cost $83,189,955)				117,759,800
	Convertible Bonds in Reorganization 0.0%†
	Automobiles 0.0%†
[f,i]	Fisker Inc., senior note, 144A, 2.50%, 9/15/26	United States	940,128		8,931
	Basic Materials 0.0%†
[i]	Danimer Scientific Inc., senior note, 3.25%, 12/15/26	United States	228,000		2,850
	Chemicals 0.0%†
[b,i]	Amyris Inc., senior note, zero cpn., 11/15/26	United States	1,108,000		6,205
	Specialty Retail 0.0%†
[f,i]	Shift Technologies Inc., senior note, 144A, 4.75%, 5/15/26	United States	1,014,000		1,118
	Total Convertible Bonds in Reorganization (Cost $2,912,631)				19,104
	Corporate Bonds and Notes 4.2%
	Airlines 0.0%†
[b,f]	GOL Finance Inc., senior secured note, 144A, 14.375%, 6/06/30	Brazil	103,500		98,935
	Banks 0.3%
	Asian Development Bank, senior note, zero cpn., 3/03/35	Supranational[j]	59,920,000	TRY	133,270
[f]	Development Bank of Kazakhstan JSC, senior note, 144A, 16.95%, 5/08/29	Kazakhstan	100,000,000	KZT	206,212
	European Bank for Reconstruction & Development,
	senior bond, zero cpn., 7/11/36	Supranational[j]	133,400,000	TRY	188,769
	senior note, zero cpn., 3/04/31	Supranational[j]	57,000,000	TRY	291,999
[k]	The Goldman Sachs Group Inc., FRN,
	senior bond, 5.425%, (SOFR + 1.31%), 6/03/37	United States	40,000		40,227
	senior note, 4.972%, (SOFR + 1.03%), 6/03/32	United States	100,000		100,258
[c,f]	ICBC Standard Bank PLC, 144A, zero cpn., 7/02/26	United Kingdom	1,461,160,000	NGN	1,048,329
					2,009,064
	Biotechnology 0.1%
	Raizen Fuels Finance SA, senior bond,
	[f]Reg S, 6.45%, 3/05/34	Brazil	574,000		329,594
	[f]Reg S, 5.70%, 1/17/35	Brazil	205,000		118,541
	6.95%, 3/05/54	Brazil	689,000		394,453
					842,588
	Building Products 0.2%
[c,l]	Atlas Security Products, senior note,
	A, zero cpn., 2/08/27	United States	364,401		349,692
	B, zero cpn., 2/08/28	United States	364,401		329,862
	C, zero cpn., 2/08/29	United States	364,401		310,131
					989,685

franklintempleton.com	Annual Report	21

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Chemicals 0.0%†
	Braskem Netherlands Finance BV,
	[f]senior bond, Reg S, 7.25%, 2/13/33	Brazil	200,000		$115,270
	senior note, 4.50%, 1/31/30	Brazil	200,000		124,118
					239,388
	Diversified Financial Services 0.2%
[f]	Citigroup Global Markets Holdings Inc., senior note, 144A, zero cpn., 8/20/26	United States	448,485,000	NGN	308,729
[c]	Goldman Sachs International, senior note, zero cpn., 7/27/26	United States	48,125,000		872,184
					1,180,913
	Electric Utilities 0.1%
[f]	Luz del Sur Saa, senior note, 144A, 6.75%, 10/09/32	Peru	1,739,000	PEN	508,609
	Financial Services 0.2%
[f]	Credicorp Capital Sociedad Titulizadora SA, senior bond, 144A, Reg S, 10.10%, 12/15/43	Peru	500,000	PEN	159,637
[b,f]	Icahn Enterprises LP / Icahn Enterprises Finance Corp., senior secured note, 144A, 10.00%, 11/15/29	United States	670,000		671,557
[b,f]	LBM Acquisition LLC, senior secured note, 144A, 9.50%, 6/15/31	United States	716,000		603,090
					1,434,284
	Health Care Providers & Services 0.3%
[b,f]	CHS/Community Health Systems Inc., senior secured note, 144A, 9.75%, 1/15/34	United States	1,736,000		1,823,095
	Insurance 0.2%
[f]	Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC, senior secured note, 144A, 7.25%, 2/15/31	United Kingdom	918,000		910,502
	Internet 0.0%†
	Meta Platforms Inc., senior bond, 5.625%, 11/15/55	United States	96,000		88,581
	Investment Companies 0.2%
[f]	Ares Strategic Income Fund, senior note, 144A, 5.45%, 9/09/28	United States	239,000		237,097
[f]	Bitfarms Ltd., senior note, 144A, 1.375%, 1/15/31	Canada	30,000		34,842
	Blackstone Private Credit, senior note, 5.95%, 5/15/31	United States	85,000		83,959
	Blue Owl Capital Corp., senior note, 2.625%, 1/15/27	United States	186,000		182,970
	Blue Owl Credit Income Corp., senior note, 7.75%, 9/16/27	United States	161,000		164,430
	Hps Corporate Lending Fund, senior note, 4.90%, 9/11/28	United States	162,000		159,244
	Oaktree Strategic Credit Fund, senior note, 8.40%, 11/14/28	United States	108,000		113,890
					976,432
	IT Services 0.2%
	Atos Se Finance BV, senior note, 8.125%, 5/21/31	France	912,000		1,066,409
	Media 0.3%
[f]	CSC Holdings LLC, 144A,
	senior bond, 6.50%, 2/01/29	United States	7,000		4,119
	senior bond, 5.75%, 1/15/30	United States	561,000		145,675
	senior bond, 4.125%, 12/01/30	United States	7,000		3,996
	[b]senior bond, 4.625%, 12/01/30	United States	21,000		5,468
	senior bond, 5.00%, 11/15/31	United States	24,000		5,760
	senior note, 11.25%, 5/15/28	United States	13,000		8,688
	senior note, 11.75%, 1/31/29	United States	49,000		30,981
[f]	Nexstar Media Inc., senior secured note, 144A, 6.50%, 9/15/33	United States	342,000		344,968
[b,f]	VZ Secured Financing BV, senior secured note, 144A, 7.50%, 1/15/33	Netherlands	1,469,000		1,413,974
					1,963,629

22	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Corporate Bonds and Notes (continued)
	Metals & Mining 0.2%
[f,h]	Samarco Mineracao SA, senior note, PIK, Reg S, 9.50%, 6/30/31	Brazil	1,067,765		$1,078,778
	Oil, Gas & Consumable Fuels 1.0%
	Ecopetrol SA,
	senior bond, 8.875%, 1/13/33	Colombia	850,000		898,731
	senior bond, 5.875%, 11/02/51	Colombia	440,000		320,387
	senior note, 7.75%, 2/01/32	Colombia	717,000		732,109
[b,f]	Moss Creek Resources Holdings Inc., senior note, 144A, 8.25%, 9/01/31	United States	500,000		508,954
[b,f]	Nabors Industries Inc., senior note, 144A, 7.625%, 11/15/32	United States	453,000		472,539
	Petroleos Mexicanos,
	senior bond, 6.375%, 1/23/45	Mexico	1,550,000		1,297,268
	senior bond, 6.95%, 1/28/60	Mexico	1,279,000		1,064,109
	[f,m]senior note, Reg S, 6.625%, Perpetual	Mexico	230,000		177,428
[f]	Yinson Boronia Production BV, senior secured bond, Reg S, 8.947%, 7/31/42	Brazil	562,475		618,568
					6,090,093
	Packaging & Containers 0.0%†
[f,h]	Multi-Color Corp., senior secured note, 144A, PIK, 8.50%, 5/11/33	United States	1,520		1,333
	Pharmaceuticals 0.0%†
[f]	Centrient Holding BV, senior secured note, Reg S, 6.75%, 5/30/30	Netherlands	200,000	EUR	196,303
	Real Estate Management & Development 0.0%†
[f,h]	Kaisa Group Holdings Ltd., senior secured note, 144A, PIK,
	7.721%, 12/28/27	China	52,285		980
	6.25%, 12/28/28	China	76,436		1,911
	6.50%, 12/28/29	China	127,961		2,879
	6.75%, 12/28/30	China	154,233		2,699
	7.00%, 12/28/31	China	232,370		3,890
	7.25%, 12/28/32	China	218,681		4,374
					16,733
	Software 0.1%
	Oracle Corp., senior bond,
	6.00%, 8/03/55	United States	226,000		198,301
	6.70%, 2/04/56	United States	551,000		531,060
					729,361
	Telecommunications 0.4%
	America Movil SAB de CV, senior note,
	10.125%, 1/22/29	Mexico	3,790,000[n]	MXN	226,729
	10.30%, 1/30/34	Mexico	7,540,000[n]	MXN	449,702
[f]	Rd Michigan Property Owner I LLC, senior secured bond, 144A, 7.50%, 3/30/45	United States	314,000		314,803
[b,f]	Uniti Services LLC, senior secured note, 144A, 7.50%, 10/15/33	United States	1,192,000		1,255,362
					2,246,596
	Water and Sewer 0.0%†
[f]	Holding D’infrastructures DES Metiers de L’environnement Sas, senior note, Reg S, 0.625%, 9/16/28	France	100,000	EUR	109,918
	Total Corporate Bonds and Notes (Cost $25,068,134)				24,601,229

franklintempleton.com	Annual Report	23

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
	Corporate Bonds and Notes in Reorganization 0.1%
	Diversified Telecommunication Services 0.1%
[f,i]	Ligado Networks LLC, senior secured note, 144A, 15.50%, 7/07/24	United States	1,294,787	$498,493
	Packaging & Containers 0.0%†
[i]	LABL Inc., senior note, 9.50%, 11/01/28	United States	320,000	144,000
	Real Estate Management & Development 0.0%†
[i]	Zhenro Properties Group Ltd., senior note,
	8.00%, 3/06/23	China	981,000	4,905
	[f]Reg S, 6.63%, 1/07/26	China	203,000	315
				5,220
	Total Corporate Bonds and Notes in Reorganization (Cost $837,667)			647,713
[o,p]	Senior Floating Rate Interests 1.0%
	Automobile Components 0.0%†
[q]	First Brands Group LLC, First Lien Term Loan, 10.764%, (3-Month SOFR + 5.00%), 3/30/27	United States	15,583	26
	Building Products 0.0%†
[q]	Gulfside Supply, Initial Term Loan, 6.70%, (SOFR + 3.00%), 6/17/31	United States	59,407	51,079
	Communications Equipment 0.1%
	Ligado Networks LLC,
	Roll-Up Loan,17.50%, (fixed), 12/31/27	United States	185,763	161,150
	Delayed DIP, 17.50%, (fixed), 12/31/27	United States	16,956	14,950
	[c]New Money Term Loan,17.50%, (fixed), 12/31/27	United States	150,593	131,015
[h]	Riverbed Technology Inc., Exit Term Loan, PIK, 8.20%, (1-Month SOFR + 4.50%), 7/03/28	United States	58,705	26,564
				333,679
	Diversified Telecommunication Services 0.0%†
	DTI Holdings Inc., 2025 Refinancing Term Loan, 7.62%, (SOFR + 4.00%), 4/26/29	United States	55,572	49,830
	Liberty Communications of Puerto Rico LLC, Term Loan B, 7.663%, (SOFR + 3.75%), 10/16/28	United States	30,466	19,824
				69,654
	Entertainment 0.0%†
	Stubhub, Term Loan B, 8.37%, (SOFR + 4.75%), 3/15/30	United States	24,095	24,209
	Financial Services 0.4%
	Amwins Group, 2026 Refinancing Term Loan, 5.62%,
	(1-Month SOFR + 2.00%), 1/30/32	United States	46,042	45,991
	Baldwin INS Group Holdings, Refinancing Term B-2 Loan, 6.129%, (1-Month SOFR + 2.50%), 5/27/31	United States	27,625	27,563
[c]	Midcap Financial Issuer Trust, Initial Term Loan, 8.25%, (fixed), 1/07/32	United States	2,020,000	2,083,205
	OneDigital Borrowers, 2025 Refinancing Term Loan, 6.62%, (1-Month SOFR + 3.00%), 7/02/31	United States	27,625	27,390
				2,184,149
	Food & Staples Retailing 0.1%
	H-Food Holdings LLC, Initial Term Loan, 10.12%, (SOFR), 4/01/30	United States	492,548	495,363
	Health Care Providers & Services 0.1%
	Gainwell Acquisition Corp, Term Loan B, 7.80%, (1-Month SOFR + 4.10%), 10/01/27	United States	535,505	527,205

24	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
[o,p]	Senior Floating Rate Interests (continued)
	Health Care Technology 0.0%†
	[q]Athenahealth Group Inc., Term Loan B, 6.402%, (1-Month SOFR + 2.75%), 2/15/29	United States	50,821		$50,847
	Raven Acquisition Holdings,
	2024 Delayed Draw Term Loan, 3.00%, (1-Month SOFR + 3.00%), 11/19/31	United States	4,338		4,318
	Initial Term Loan, 6.62%, (1-Month SOFR + 3.00%), 11/19/31	United States	60,131		59,848
					115,013
	IT Services 0.1%
	ConnectWise, Initial Term Loan, 7.461%, (1-Month SOFR + 3.50%), 9/29/28	United States	27,623		26,064
	Databricks Inc.,
	[q]2026 Delayed Draw Term Loan, 1.00%, (fixed), 1/05/32	United States	198,225		197,976
	2026 Term Loan, 8.145%, (1-Month SOFR + 4.50%), 1/05/32	United States	413,483		412,449
	Idera, Inc., Bank Debt Term Loan, 7.163%, (SOFR + 3.50%), 3/02/28	United States	17,105		12,057
[q]	ION Platform Finance, Nigeria OMO Bill, 7.45%, (1-Month SOFR + 3.75%), 10/07/32	United States	11,755		9,228
[q]	ION Platform Finance, Nigeria OMO Bill, 7.45%, (SOFR), 10/07/32	United States	2,093		1,643
	Proofpoint, 2025-B Incremental Term Loan (First Lien), 6.70%, (1-Month SOFR + 3.00%), 8/31/28	United States	92,082		90,056
	Starlight Parent LLC, Initial Term Loan (First Lien), 7.674%, (SOFR + 4.00%), 4/16/32	United States	39,367		32,748
					782,221
	Leisure Products 0.0%†
	888 Holdings Ltd., Term Loan B, 9.019%, (1-Month SOFR + 5.25%), 7/03/28	United States	189,883		179,724
	Media 0.0%†
	Altice USA Inc., Term Loan B-5, 8.25%, (1-Month SOFR + 2.50%), 4/15/27	United States	266,830		206,293
	MH Sub I LLC, Bank Debt Term Loan, 7.87%, (1- Month SOFR + 4.25%), 12/31/31	United States	56,305		48,844
					255,137
	Packaging & Containers 0.1%
	LABL Inc., Initial Euro Term Loan, 7.01%, (EURIBOR + 5.00%), 10/30/28	United States	17,127	EUR	8,890
	Multi-Color,
	Interim New Money Dollar Term Loan, 10.461%, (1-Month SOFR + 6.75%), 12/02/26	United States	20,799		20,903
	Initial Revolving Loan, 11.75%, (1-Month SOFR + 4.00%), 10/06/28	United States	35,543		15,439
	Initial Dollar Term Loan, 12.75%, (1-Month SOFR + 5.00%), 10/29/28	United States	891,678		388,442
					433,674
	Professional Services 0.0%†
	Pre Paid Legal Services Inc., First Lien Initial Term Loan, 6.87%, (SOFR + 3.25%), 12/15/28	United States	221		205
	Sedgwick Claims, 2024 Term Loan, 6.12%, (1-Month SOFR + 2.50%), 7/31/31	United States	73,668		73,693
					73,898
	Software 0.0%†
[q]	Cloud Software Group, Tenth Amendment Tranche B-2, 6.95%, (1-Month SOFR + 3.25%), 3/21/31	United States	9,324		8,788
[q]	Ellucian Holdings, Initial Term Loan, 6.12%, (1-Month SOFR + 2.50%), 10/08/29	United States	46,042		45,585

franklintempleton.com	Annual Report	25

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
[o,p]	Senior Floating Rate Interests (continued)
	Software (continued)
	Genesys Cloud Services Holdings II LLC, Initial 2025 Dollar Term Loan, 6.12%, (SOFR), 1/30/32	United States	27,625		$26,648
	Project Boost, 2025-2 Refinancing Term Loan, 6.45%, (1-Month SOFR + 2.75%), 7/16/31	United States	46,042		45,575
	Skopima Consilio Parent LLC, Amendment No. 5 Term Loan, 7.37%, (SOFR + 3.75%), 5/12/28	United States	28,488		22,932
	Zodiac Purchaser LLC, Term Loan B, 7.12%, (SOFR + 3.50%), 2/14/32	United States	29,525		28,159
					177,687
	Specialty Retail 0.0%†
	Harbor Freight Tools, Term Loan B, 5.87%, (SOFR + 2.50%), 6/11/31	United States	20,666		20,648
	Total Senior Floating Rate Interests (Cost $6,518,814)				5,723,366
	Foreign Government and Agency Securities 5.5%
[f]	Bogota Distrito Capital, senior bond, 144A, 13.14%, 11/05/35	Colombia	5,133,000,000	COP	1,395,030
[f]	Development Bank of Kazakhstan JSC, senior note, 144A, 13.489%, 5/23/28	Kazakhstan	100,000,000	KZT	191,723
	Government of Angola,
	[f]senior bond, 144A, 9.875%, 3/31/37	Angola	1,329,000		1,397,343
	[f]senior bond, Reg S, 9.125%, 11/26/49	Angola	426,000		408,742
	senior note, 9.375%, 3/31/33	Angola	405,000		424,246
	[f]senior note, 144A, 9.244%, 1/15/31	Angola	510,000		536,545
	[f]senior note, 144A, 9.375%, 3/31/33	Angola	228,000		238,835
	Government of Argentina, senior bond,
	4.125%, 7/09/46	Argentina	702,591		518,161
	5.00%, 1/09/38	Argentina	1,688,000		1,361,034
	zero cpn., 12/15/35	Argentina	3,847,000		169,268
	zero cpn., 12/15/35	Argentina	3,176,000	EUR	449,684
	Government of Colombia,
	senior bond, B, 13.25%, 2/09/33	Colombia	4,187,100,000	COP	1,099,772
	senior note, B, 11.75%, 1/24/35	Colombia	4,691,400,000	COP	1,146,229
[f]	Government of Dominican Republic, senior bond, 144A,
	11.25%, 9/15/35	Dominican Republic	11,150,000	DOP	206,757
	10.75%, 6/01/36	Dominican Republic	22,300,000	DOP	402,779
[f]	Government of Ecuador,
	senior bond, Reg S, 6.90%, 7/31/35	Ecuador	2,265,441		2,087,995
	senior bond, 144A, 9.25%, 1/29/39	Ecuador	200,000		206,200
	senior note, 144A, 8.75%, 1/29/34	Ecuador	735,000		746,760
[f]	Government of Egypt, senior bond, Reg S,
	7.903%, 2/21/48	Egypt	775,000		695,279
	8.15%, 11/20/59	Egypt	348,000		315,150
	7.50%, 2/16/61	Egypt	541,000		454,211
	Government of El Salvador, senior bond,
	9.50%, 7/15/52	El Salvador	345,000		387,566
	[f]Reg S, 9.65%, 11/21/54	El Salvador	650,000		732,777
[f]	Government of Kenya,
	senior bond, 144A, 8.80%, 10/09/38	Kenya	370,000		369,764
	senior bond, Reg S, 8.80%, 10/09/38	Kenya	489,000		488,162
	senior note, 144A, 7.875%, 2/26/34	Kenya	670,000		655,110
	Government of Mexico, M, senior bond, 8.50%, 11/18/38	Mexico	20,500,000[n]	MXN	1,105,221
[f]	Government of Pakistan, senior bond, Reg S,
	7.375%, 4/08/31	Pakistan	516,000		508,425
	8.875%, 4/08/51	Pakistan	1,169,000		1,138,035

26	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)

		Country	Principal Amount*		Value
	Foreign Government and Agency Securities (continued)
[f]	Government of Paraguay, senior bond, 144A, 8.50%, 4/04/38	Paraguay	2,013,000,000	PYG	$315,377
[f]	Government of Peru, senior bond,
	144A, 7.60%, 8/12/39	Peru	2,270,000	PEN	706,926
	Reg S, 6.90%, 8/12/37	Peru	5,063,000	PEN	1,503,579
	Government of Republic of Congo, senior bond, 9.50%, 4/16/37	Republic of Congo	219,000		223,582
	Government of South Africa, senior bond,
	8.75%, 1/31/44	South Africa	14,060,239	ZAR	843,021
	8.75%, 2/28/48	South Africa	15,006,000	ZAR	901,901
	Government of Sri Lanka,
	senior bond, 3.60%, 6/15/35	Sri Lanka	1,010,000		970,391
	senior note, 3.35%, 3/15/33	Sri Lanka	105,000		96,737
	[f]senior note, Reg S, 4.00%, 4/15/28	Sri Lanka	50,350		48,407
[f]	Government of Suriname, senior bond, 144A, 8.50%, 11/06/35	Suriname	474,000		510,337
	Government of Turkey, senior note,
	31.08%, 11/08/28	Turkey	6,051,000	TRY	117,993
	26.20%, 10/05/33	Turkey	10,324,000	TRY	183,044
	27.70%, 9/27/34	Turkey	34,568,000	TRY	638,354
[f]	Government of Ukraine,
	senior bond, Reg S, 2/01/35	Ukraine	1,899,000		1,167,988
	senior note, 144A, 4.00%, 2/01/32	Ukraine	710,000		582,390
	Mexican Bonos, M, senior bond, 8.00%, 2/21/36	Mexico	6,000,000[n]	MXN	320,080
	Petroleos Mexicanos, senior bond, 10.80%, 8/08/34	Mexico	4,650,000[n]	MXN	270,868
[f]	Provincia de Buenos Aires, senior bond, Reg S, 6.625%, 9/01/37	Argentina	3,180,294		2,567,293
[f]	Provincia de Cordoba, senior note, Reg S, 9.75%, 7/02/32	Argentina	437,000		458,085
[f]	Provincia del Chubut Argentina, senior secured bond, 144A, 9.45%, 4/29/36	Argentina	320,000		332,666
	Total Foreign Government and Agency Securities (Cost $30,590,370)				32,595,822
	Foreign Government and Agency Securities in Reorganization 0.6%
[f,i]	Government of Lebanon, Reg S,
	senior bond, 8.25%, 4/12/21	Lebanon	50,000		13,779
	senior bond, 6.00%, 1/27/23	Lebanon	212,000		54,540
	senior bond, 6.75%, 11/29/27	Lebanon	163,000		42,423
	senior bond, 8.25%, 5/17/34	Lebanon	669,000		181,967
	senior bond, E, 6.10%, 10/04/22	Lebanon	325,000		83,117
	senior bond, E, 6.85%, 5/25/29	Lebanon	212,000		55,443
	senior note, G, 6.25%, 11/04/24	Lebanon	212,000		54,155
	[i]Government of Venezuela, senior bond,
	12.75%, 8/23/22	Venezuela	1,100,000		623,150
	6.00%, 12/09/20	Venezuela	135,000		59,198
	7.75%, 10/13/19	Venezuela	405,000		184,781
	9.25%, 9/15/27	Venezuela	454,000		235,739
	[f]Reg S, 11.75%, 10/21/26	Venezuela	1,507,000		855,223
	[f]Reg S, 7.65%, 4/21/25	Venezuela	750,000		352,500
	[f]Reg S, 8.25%, 10/13/24	Venezuela	305,000		145,332
	[f]Reg S, 9.00%, 5/07/23	Venezuela	1,381,000		683,595
	Total Foreign Government and Agency Securities in Reorganization (Cost $2,827,223)				3,624,942

franklintempleton.com	Annual Report	27

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value
U.S. Government and Agency Securities 2.7%
U.S. Treasury Bond,
4.125%, 2/15/36	United States	2,857,000	$2,787,361
4.625%, 2/15/46	United States	306,700	292,970
4.625%, 11/15/55	United States	5,322,500	5,025,604
4.75%, 2/15/56	United States	34,000	32,778
U.S. Treasury Note,
3.75%, 4/30/28	United States	387,000	385,216
3.50%, 3/15/29	United States	394,600	389,005
3.875%, 4/15/29	United States	262,100	260,882
3.875%, 5/15/29	United States	479,000	476,736
4.00%, 3/31/30	United States	4,200,000	4,185,727
3.875%, 3/31/31	United States	741,000	732,606
3.875%, 4/30/31	United States	737,000	728,536
4.25%, 3/31/33	United States	85,000	84,880
4.125%, 4/30/33	United States	1,000	991
4.375%, 5/15/36	United States	520,000	517,359
Total U.S. Government and Agency Securities (Cost $16,015,526)			15,900,651

	Number of Contracts	Notional Amount#
Options Purchased 0.0%†
Calls - Exchange-Traded 0.0%†
Cameco Corp., December Strike Price $160.00, Expires 12/18/26	13	183,339		8,073
Eos Energy Enterprises Inc., June Strike Price $9.50, Expires 6/18/26	6	3,636		270
EURO STOXX 50 Index, June Strike Price 6,200.00 EUR, Expires 6/19/26	36	2,585,066		17,594
EURO STOXX 50 Index, July Strike Price 6,200.00 EUR, Expires 7/17/26	30	2,154,222		30,478
Freeport-McMoRan Inc., December Strike Price $90.00, Expires 12/18/26	29	198,389		11,020
KraneShares CSI China Internet ETF, June Strike Price $32.00, Expires 6/18/26	84	222,516		252
				67,687
Calls - Over-the-Counter 0.0%†
Currency Options 0.0%†
USD/JPY, Counterparty DBAB, July Strike Price 170.00 JPY, Expires 7/30/26	1	13,800,000		4,201
USD/JPY, Counterparty DBAB, February Strike Price 170.00 JPY, Expires 2/01/27	1	11,900,000		50,211
				54,412
Puts - Exchange-Traded 0.0%†
iShares Semiconductor ETF, June Strike Price $455.00, Expires 6/18/26	69	4,114,125		16,732
SPDR S&P 500 ETF Trust, July Strike Price $720.00, Expires 7/17/26	67	4,969,725		34,438
				51,170
Puts - Over-the-Counter 0.0%†
Currency Options 0.0%†
EUR/HUF, Counterparty BZWS, July Strike Price 340.00 HUF, Expires 7/21/26	1	81,500	EUR	3,850
Total Options Purchased (Cost $257,037)				177,119
Total Investments before Short Term Investments (Cost $314,855,032)				364,860,480

28	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)

		Country	Shares	Value
	Short Term Investments 30.5%
	Money Market Funds 17.6%
[r,s]	Dreyfus Government Cash Management, Institutional, 3.52%	United States	75,599,930	$75,599,930
[r]	Fidelity Investments Money Market Government Portfolio, Institutional, 3.52%	United States	28,295,896	28,295,896
	Total Money Market Funds (Cost $103,895,826)			103,895,826
			Principal Amount*
	U.S. Government and Agency Securities 12.9%
	U.S. Treasury Bill,
	[t]1.822%, 6/02/26	United States	15,000,000	14,998,516
	[t]3.389%, 6/11/26	United States	12,000,000	11,987,953
	[t]3.595%, 6/25/26	United States	14,000,000	13,966,171
	[t]3.651%, 7/09/26	United States	5,000,000	4,980,881
	[t]3.688%, 7/23/26	United States	12,500,000	12,434,436
	[t]3.702%, 8/04/26	United States	3,000,000	2,980,642
	[t]3.667%, 8/20/26	United States	15,000,000	14,880,611
	Total U.S. Government and Agency Securities (Cost $76,229,912)			76,229,210
	Total Short Term Investments (Cost $180,125,738)			180,125,036
	Total Investments (Cost $494,980,770) 92.4%			544,985,516
	Options Written (0.0)%†			(88,618)
	Securities Sold Short (30.0)%			(176,792,672)
	Other Assets, less Liabilities 37.6%			221,592,873
	Net Assets 100.0%			$589,697,099

		Number of Contracts	Notional Amount#
[u]	Options Written (0.0)%†
	Calls - Exchange-Traded (0.0)%†
	EchoStar Corp., June Strike Price $135.00, Expires 6/12/26	18	205,344	(12,006)
	EchoStar Corp., June Strike Price $135.00, Expires 6/18/26	9	102,672	(7,452)
	EchoStar Corp., June Strike Price $150.00, Expires 6/18/26	53	604,624	(21,995)
	EchoStar Corp., June Strike Price $155.00, Expires 6/18/26	10	114,080	(3,290)
	EURO STOXX 50 Index, June Strike Price 6,300.00 EUR, Expires 6/19/26	36	2,585,066	(7,768)
	Warner Bros. Discovery Inc., June Strike Price $28.00, Expires 6/18/26	98	264,404	(980)
	Warner Bros. Discovery Inc., August Strike Price $28.00, Expires 8/21/26	98	264,404	(10,780)
	Warner Bros. Discovery Inc., August Strike Price $29.00, Expires 8/21/26	98	264,404	(6,860)
				(71,131)
	Puts - Exchange-Traded (0.0)%†
	SPDR S&P 500 ETF Trust, July Strike Price $690.00, Expires 7/17/26	67	4,969,725	(17,487)
	Total Options Written (Premiums Received $148,597)			(88,618)

franklintempleton.com	Annual Report	29

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)

		Country	Shares	Value
[v]	Securities Sold Short (30.0)%
	Common Stocks (21.9)%
	Aerospace & Defense (0.2)%
	Astronics Corp.	United States	2,096	$(182,352)
	Intuitive Machines Inc., A	United States	21,142	(926,654)
				(1,109,006)
	Air Freight & Logistics (0.1)%
	United Parcel Service Inc., B	United States	5,157	(550,200)
	Automobile Components (0.0)%†
	LCI Industries	United States	187	(20,387)
	Patrick Industries Inc.	United States	407	(36,842)
	Quantumscape Corp., A	United States	19,795	(177,759)
				(234,988)
	Automobiles (0.1)%
	Lucid Group Inc., A	United States	11,091	(72,646)
	Mercedes-Benz Group AG	Germany	5,367	(325,874)
	Nio Inc., ADR	China	1,808	(10,125)
	Rivian Automotive Inc., A	United States	731	(11,915)
				(420,560)
	Biotechnology (0.5)%
	Arrowhead Pharmaceuticals Inc.	United States	319	(24,853)
	Bridgebio Pharma Inc.	United States	13,649	(904,383)
	Celcuity Inc.	United States	549	(72,951)
	Cogent Biosciences Inc.	United States	377	(13,180)
	CRISPR Therapeutics AG	Switzerland	3,695	(207,585)
	Cytokinetics Inc.	United States	1,585	(121,665)
	Halozyme Therapeutics Inc.	United States	984	(65,475)
	Ionis Pharmaceuticals Inc.	United States	41	(3,137)
	Mirum Pharmaceuticals Inc.	United States	9,360	(950,040)
	Novavax Inc.	United States	9,719	(106,617)
	Pharming Group NV	Netherlands	58,681	(78,801)
	PTC Therapeutics Inc.	United States	393	(29,023)
	Sarepta Therapeutics Inc.	United States	257	(4,593)
	Travere Therapeutics Inc.	United States	5,476	(258,358)
	Viridian Therapeutics Inc.	United States	781	(13,761)
				(2,854,422)
	Broadline Retail (0.1)%
	Alibaba Group Holding Ltd., ADR	China	5,245	(651,534)
	Groupon Inc., A	United States	398	(8,052)
	JD.Com Inc., ADR	China	450	(12,973)
				(672,559)
	Capital Markets (0.3)%
	Blackstone Inc., A	United States	1,424	(166,565)
	Blackstone Secured Lending Fund	United States	2,022	(47,982)
	Blue Owl Capital Inc., A	United States	16,789	(172,591)
	Coinbase Global Inc., A	United States	600	(113,418)
	Galaxy Digital Inc., A	United States	25,862	(764,998)
	Sixth Street Specialty Lending Inc.	United States	6,485	(111,737)
	Wisdomtree Inc.	United States	12,802	(243,878)
				(1,621,169)

30	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)

		Country	Shares	Value
[v]	Securities Sold Short (continued)
	Common Stocks (continued)
	Commercial Services & Supplies (0.2)%
	Cintas Corp.	United States	3,696	$(632,977)
	Pitney Bowes Inc.	United States	1,864	(30,010)
	TETRA Tech Inc.	United States	372	(10,226)
	Waste Management Inc.	United States	1,636	(345,949)
				(1,019,162)
	Communications Equipment (0.9)%
	Adtran Holdings Inc.	United States	19,897	(329,295)
	Applied Optoelectronics Inc.	United States	11,410	(1,807,458)
	Lumentum Holdings Inc.	United States	3,333	(2,849,582)
	Viavi Solutions Inc.	United States	1,332	(64,682)
				(5,051,017)
	Construction & Engineering (0.0)%†
	Fluor Corp.	United States	435	(19,906)
	Consumer Finance (0.3)%
	Credit Acceptance Corp.	United States	394	(226,014)
	Dave Inc.	United States	370	(104,547)
	Encore Capital Group Inc.	United States	3,591	(287,029)
	SoFi Technologies Inc.	United States	63,565	(1,158,154)
	Upstart Holdings Inc.	United States	6,144	(207,606)
				(1,983,350)
	Consumer Staples Distribution & Retail (0.0)%†
	The Chefs’ Warehouse Inc.	United States	291	(22,273)
	Diversified Consumer Services (0.2)%
	Stride Inc.	United States	14,320	(1,322,882)
	Diversified Telecommunication Services (0.1)%
	AST Spacemobile Inc., A	United States	2,918	(330,930)
	Electric Utilities (0.8)%
	Duke Energy Corp.	United States	8,110	(995,340)
	Evergy Inc.	United States	11,496	(943,132)
	NextEra Energy Inc.	United States	13,802	(1,200,912)
	Oklo Inc., A	United States	1,205	(80,591)
	PPL Corp.	United States	9,542	(337,691)
	The Southern Co.	United States	13,656	(1,257,035)
				(4,814,701)
	Electrical Equipment (2.5)%
	Array Technologies Inc.	United States	13,633	(123,788)
	Bloom Energy Corp., A	United States	47,180	(13,446,300)
	Energy Vault Holdings Inc.	United States	5,879	(29,689)
	Enovix Corp.	United States	3,255	(25,975)
	Eos Energy Enterprises Inc.	United States	33,673	(283,863)
	Fluence Energy Inc., A	United States	16,110	(304,157)
	Nuscale Power Corp.	United States	7,380	(93,505)
	Plug Power Inc.	United States	65,655	(259,337)
	Sunrun Inc.	United States	13,656	(228,328)
				(14,794,942)
	Electronic Equipment, Instruments & Components (0.5)%
	Advanced Energy Industries Inc.	United States	2,081	(628,837)
	Avnet Inc.	United States	1,074	(93,363)
	Itron Inc.	United States	271	(22,352)

franklintempleton.com	Annual Report	31

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)

		Country	Shares	Value
[v]	Securities Sold Short (continued)
	Common Stocks (continued)
	Electronic Equipment, Instruments & Components (continued)
	Jabil Inc.	United States	1,490	$(543,194)
	Mirion Technologies Inc., A	United States	10,156	(185,652)
	OSI Systems Inc.	United States	2,236	(484,653)
	Vishay Intertechnology Inc.	United States	14,661	(763,105)
				(2,721,156)
	Energy Equipment & Services (0.3)%
	Atlas Energy Solutions Inc., A	United States	1,782	(29,742)
	Liberty Energy Inc., A	United States	1,767	(51,702)
	Propetro Holding Corp.	United States	799	(12,193)
	Solaris Energy Infrastructure Inc., A	United States	21,565	(1,499,630)
	Transocean Ltd.	United States	36,377	(225,174)
				(1,818,441)
	Entertainment (0.2)%
	Live Nation Entertainment Inc.	United States	5,183	(872,869)
	Sphere Entertainment Co.	United States	936	(129,617)
				(1,002,486)
	Financial Services (0.0)%†
	Affirm Holdings Inc., A	United States	234	(17,234)
	HA Sustainable Infrastructure Capital Inc.	United States	677	(27,757)
	Repay Holdings Corp., A	United States	1,010	(3,919)
				(48,910)
	Food Products (0.0)%†
	Freshpet Inc.	United States	969	(50,000)
	Premium Brands Holdings Corp., Common Subs. Receipt	Canada	49	(3,233)
				(53,233)
	Ground Transportation (0.8)%
	Grab Holdings Ltd.	Singapore	1,884	(6,669)
	Knight-Swift Transportation Holdings Inc., A	United States	276	(20,874)
	Lyft Inc., A	United States	1,623	(22,901)
	Old Dominion Freight Line Inc.	United States	2,256	(507,938)
	Uber Technologies Inc.	United States	616	(43,366)
	Union Pacific Corp.	United States	15,512	(4,074,072)
				(4,675,820)
	Health Care Equipment & Supplies (0.2)%
	Alphatec Holdings Inc.	United States	329	(2,550)
	Boston Scientific Corp.	United States	16,250	(785,038)
	DexCom Inc.	United States	27	(1,991)
	Enovis Corp.	United States	124	(2,812)
	Haemonetics Corp.	United States	103	(6,984)
	Integer Holdings Corp.	United States	104	(9,296)
	Lantheus Holdings Inc.	United States	3,287	(326,399)
	Lemaitre Vascular Inc.	United States	180	(17,037)
	LivaNova PLC	United States	534	(39,409)
	Merit Medical Systems Inc.	United States	118	(7,441)
	Omnicell Inc.	United States	376	(16,597)
	Tandem Diabetes Care Inc.	United States	490	(8,428)
	Transmedics Group Inc.	United States	765	(51,408)
				(1,275,390)

32	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)

		Country	Shares	Value
[v]	Securities Sold Short (continued)
	Common Stocks (continued)
	Health Care Providers & Services (0.1)%
	Alignment Healthcare Inc.	United States	1,632	$(25,002)
	Guardant Health Inc.	United States	5,654	(733,268)
	Hims & Hers Health Inc.	United States	1,220	(31,903)
				(790,173)
	Health Care REITs (0.0)%†
	Healthcare Realty Trust Inc., A	United States	284	(5,657)
	Hotels, Restaurants & Leisure (0.1)%
	The Cheesecake Factory Inc.	United States	288	(19,019)
	Doordash Inc., A	United States	340	(54,159)
	H World Group Ltd., ADR	China	1,729	(77,615)
	MakeMyTrip Ltd.	India	254	(11,872)
	Norwegian Cruise Line Holdings Ltd.	United States	6,142	(112,644)
	Trip.Com Group Ltd., ADR	China	1,154	(54,734)
				(330,043)
	Household Durables (0.0)%†
	Meritage Homes Corp.	United States	26	(1,696)
	Household Products (0.8)%
	Kimberly-Clark Corp.	United States	48,464	(4,730,086)
	Independent Power & Renewable Electricity Producers (0.0)%†
	Ormat Technologies Inc.	United States	302	(41,444)
	Industrial Conglomerates (0.0)%†
	Honeywell International Inc.	United States	710	(168,881)
	Insurance (0.2)%
	Oscar Health Inc., A	United States	1,081	(24,030)
	Ping An Insurance Group Co. of China Ltd., H	China	170,000	(1,302,054)
				(1,326,084)
	Interactive Media & Services (0.0)%†
	Match Group Inc.	United States	101	(3,649)
	Ziff Davis Inc.	United States	365	(16,451)
				(20,100)
	IT Services (1.6)%
	Akamai Technologies Inc.	United States	15,046	(2,249,979)
	Applied Digital Corp.	United States	54,156	(2,560,496)
	Cloudflare Inc., A	United States	3,127	(756,171)
	Coreweave Inc., A	United States	10,481	(1,147,984)
	Digitalocean Holdings Inc.	United States	3,249	(506,681)
	Fastly Inc., A	United States	11,980	(212,825)
	GDS Holdings Ltd., ADR	China	718	(25,453)
	Snowflake Inc., A	United States	6,249	(1,596,932)
	Vnet Group Inc., A, ADR	China	7,308	(73,664)
	Wix.com Ltd.	Israel	145	(8,129)
				(9,138,314)
	Leisure Products (0.0)%†
	Peloton Interactive Inc., A	United States	1,686	(10,790)

franklintempleton.com	Annual Report	33

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)

		Country	Shares	Value
[v]	Securities Sold Short (continued)
	Common Stocks (continued)
	Life Sciences Tools & Services (0.0)%†
	Inotiv Inc.	United States	17,056	$(4,878)
	Repligen Corp.	United States	19	(2,355)
	Tempus AI Inc., A	United States	613	(30,938)
				(38,171)
	Machinery (0.2)%
	The Greenbrier Cos. Inc.	United States	2,444	(115,137)
	Illinois Tool Works Inc.	United States	3,004	(742,829)
	Otis Worldwide Corp.	United States	4,348	(308,012)
				(1,165,978)
	Media (0.2)%
	EchoStar Corp., A	United States	7,653	(988,691)
	Sirius XM Holdings Inc.	United States	837	(24,708)
				(1,013,399)
	Metals & Mining (0.4)%
	B2Gold Corp.	Canada	81,506	(387,969)
	Endeavour Silver Corp.	Canada	2,217	(22,103)
	Equinox Gold Corp.	Canada	68,819	(931,809)
	First Majestic Silver Corp.	Canada	4,111	(86,660)
	Fortuna Mining Corp.	Canada	35,650	(358,639)
	I-80 Gold Corp.	Canada	12,420	(20,120)
	Osisko Development Corp.	Canada	2,382	(6,670)
	Silvercorp Metals Inc.	China	53,627	(679,454)
				(2,493,424)
	Multi-Utilities (0.3)%
	Ameren Corp.	United States	4,993	(539,094)
	CenterPoint Energy Inc.	United States	9,735	(411,401)
	NiSource Inc.	United States	4,144	(191,536)
	WEC Energy Group Inc.	United States	6,907	(767,022)
				(1,909,053)
	Oil, Gas & Consumable Fuels (0.2)%
	Denison Mines Corp.	Canada	44,422	(154,588)
	Golar LNG Ltd.	Cameroon	867	(43,133)
	Green Plains Inc.	United States	1,191	(18,663)
	Kinder Morgan Inc.	United States	25,008	(777,249)
				(993,633)
	Personal Care Products (0.0)%†
	Herbalife Ltd.	United States	3,292	(39,372)
	Oddity Tech Ltd.	Israel	1,076	(14,537)
				(53,909)
	Pharmaceuticals (0.1)%
	ANI Pharmaceuticals Inc.	United States	143	(11,227)
	Collegium Pharmaceutical Inc.	United States	501	(16,839)
	Cormedix Inc.	United States	10,759	(90,806)
	Indivior Pharmaceuticals Inc.	United States	546	(19,667)
	Innoviva Inc.	United States	583	(12,488)
	Ligand Pharmaceuticals Inc.	United States	535	(124,098)
	Pacira Biosciences Inc.	United States	1,454	(33,762)
	Zoetis Inc., A	United States	63	(4,894)
				(313,781)

34	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)

		Country	Shares	Value
[v]	Securities Sold Short (continued)
	Common Stocks (continued)
	Professional Services (0.3)%
	Blacksky Technology Inc., A	United States	2,482	$(120,302)
	Parsons Corp.	United States	127	(7,506)
	Planet Labs Pbc	United States	33,251	(1,700,456)
				(1,828,264)
	Real Estate Management & Development (0.1)%
	Compass Inc., A	United States	10,630	(87,485)
	Opendoor Technologies Inc.	United States	80,053	(403,467)
				(490,952)
	Retail REITs (0.0)%†
	Kite Realty Group Trust	United States	1,005	(27,557)
	Semiconductors & Semiconductor Equipment (1.8)%
	Amkor Technology Inc.	United States	217	(15,094)
	Camtek Ltd.	Israel	269	(46,177)
	Canadian Solar Inc.	Canada	2,025	(38,455)
	COHU Inc.	United States	1,345	(70,949)
	First Solar Inc.	United States	1,263	(387,476)
	Impinj Inc.	United States	65	(9,815)
	Indie Semiconductor Inc., A	China	72,993	(364,235)
	Macom Technology Solutions Holdings Inc.	United States	32	(11,668)
	Microchip Technology Inc.	United States	2,718	(257,259)
	MKS Inc.	United States	4,099	(1,329,142)
	Nova Ltd.	Israel	537	(269,751)
	ON Semiconductor Corp.	United States	12,234	(1,475,665)
	Onto Innovation, Inc.	United States	765	(197,553)
	Penguin Solutions Inc.	United States	17,516	(977,918)
	Semtech Corp.	United States	7,501	(1,144,203)
	Sitime Corp.	United States	23	(16,335)
	Skyworks Solutions Inc.	United States	22,081	(1,719,006)
	SolarEdge Technologies Inc.	United States	9,770	(745,939)
	STMicroelectronics NV	Singapore	6,501	(444,883)
	STMicroelectronics NV, Y	Singapore	200	(13,862)
	Synaptics Inc.	United States	115	(15,787)
	T1 Energy Inc.	Norway	24,489	(258,604)
	Ultra Clean Holdings Inc.	United States	130	(11,124)
	Veeco Instruments Inc.	United States	11,107	(640,207)
	Wolfspeed Inc.	United States	4,163	(246,783)
				(10,707,890)
	Software (3.5)%
	A10 Networks Inc.	United States	1,201	(36,198)
	Alarm.Com Holdings Inc.	United States	115	(5,188)
	Aurora Innovation Inc., A	United States	2,438	(17,895)
	Bill Holdings Inc.	United States	342	(12,661)
	Bitdeer Technologies Group	United States	3,484	(60,935)
	Blackberry Ltd.	Canada	16,262	(146,358)
	Blackline Inc.	United States	192	(5,645)
	Box Inc., A	United States	2,733	(73,682)
	Check Point Software Technologies Ltd.	Israel	41	(5,537)
	Cipher Digital Inc.	United States	92,394	(2,185,118)
	Cleanspark Inc.	United States	5,322	(97,339)
	Core Scientific Inc.	United States	59,922	(1,608,906)
	Datadog Inc., A	United States	1,002	(247,845)

franklintempleton.com	Annual Report	35

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)

		Country	Shares	Value
[v]	Securities Sold Short (continued)
	Common Stocks (continued)
	Software (continued)
	Dropbox Inc., A	United States	744	$(19,999)
	Guidewire Software Inc.	United States	750	(114,502)
	Hive Digital Technologies Ltd.	Canada	4,660	(21,063)
	InterDigital Inc.	United States	10,906	(2,749,293)
	Iren Ltd.	Australia	73,952	(4,698,910)
	Keel Infrastructure Corp.	United States	3,829	(21,749)
	Life360 Inc.	United States	228	(9,688)
	Nebius Group NV, A	Netherlands	18,095	(4,181,574)
	Nutanix Inc., A	United States	3,283	(170,946)
	Pagaya Technologies, Ltd.	United States	13,351	(201,867)
	PAR Technology Corp.	United States	1,297	(20,026)
	Progress Software Corp.	United States	162	(5,318)
	Riot Platforms Inc.	United States	20,054	(543,664)
	Rubrik Inc., A	United States	1,215	(95,535)
	Terawulf Inc.	United States	114,415	(2,924,447)
	Tyler Technologies Inc.	United States	48	(15,031)
	Unity Software Inc.	United States	1,278	(38,941)
	Varonis Systems Inc., B	United States	2,381	(81,311)
	Workiva Inc., A	United States	56	(2,788)
	Zscaler Inc.	United States	12	(1,677)
				(20,421,636)
	Specialized REITs (0.0)%†
	Fermi Inc.	United States	17,439	(121,724)
	Specialty Retail (0.1)%
	Gamestop Corp., A	United States	8,316	(176,133)
	The Realreal Inc.	United States	27,985	(269,775)
	Wayfair Inc., A	United States	4,452	(321,702)
				(767,610)
	Technology Hardware, Storage & Peripherals (3.1)%
	Lenovo Group Ltd.	China	491,300	(1,505,620)
	Super Micro Computer Inc.	United States	2,498	(115,133)
	Western Digital Corp.	United States	31,648	(16,811,734)
				(18,432,487)
	Trading Companies & Distributors (0.5)%
	Qxo Inc.	United States	94,103	(1,623,277)
	United Rentals Inc.	United States	228	(227,013)
	Willis Lease Finance Corp.	United States	73	(12,922)
	Xometry Inc., A	United States	10,449	(995,685)
				(2,858,897)
	Water Utilities (0.1)%
	American Water Works Co. Inc.	United States	6,114	(753,673)
	Total Common Stocks (Proceeds $102,287,841)			(129,372,809)
	Exchange Traded Funds (1.3)%
	Eldridge BBB-B CLO ETF	United States	13,199	(350,037)
	iShares 20+ Year Treasury Bond ETF	United States	16,964	(1,454,833)
	iShares MSCI Brazil ETF	Brazil	12,144	(436,091)
	State Street Industrial Select Sector SPDR ETF	United States	28,235	(4,888,326)
	State Street Utilities Select Sector SPDR ETF	United States	14,734	(654,484)
	Total Exchange Traded Funds (Proceeds $7,643,487)			(7,783,771)

36	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
[v]	Securities Sold Short (continued)
	Convertible Bonds (Proceeds $26,759) (0.0)%†
	Hotels, Restaurants & Leisure (0.0)%†
[f]	Cracker Barrel Old Country Store Inc., senior note, 144A, 1.75%, 9/15/30	United States	34,000	$(28,138)
	U.S. Government and Agency Securities (2.5)%
[t]	U.S. Treasury Bill, 3.722%, 12/24/26	United States	164,000	(160,636)
	U.S. Treasury Bond,
	4.125%, 2/15/36	United States	2,858,000	(2,788,336)
	4.625%, 2/15/46	United States	301,000	(287,525)
	4.625%, 11/15/55	United States	5,322,500	(5,025,604)
	4.75%, 2/15/56	United States	49,000	(47,239)
	U.S. Treasury Note,
	3.375%, 2/29/28	United States	1,068,000	(1,057,070)
	3.75%, 4/30/28	United States	51,000	(50,765)
	3.50%, 3/15/29	United States	947,000	(933,572)
	3.875%, 4/15/29	United States	725,500	(722,128)
	3.875%, 5/15/29	United States	287,000	(285,643)
	3.50%, 9/30/29	United States	1,222,000	(1,200,233)
	3.50%, 2/28/31	United States	725,000	(705,516)
	3.875%, 3/31/31	United States	428,000	(423,152)
	3.875%, 4/30/31	United States	263,000	(259,980)
	3.875%, 9/30/32	United States	52,000	(50,946)
	3.75%, 2/28/33	United States	210,000	(203,659)
	4.25%, 3/31/33	United States	85,000	(84,880)
	4.375%, 5/15/36	United States	268,000	(266,639)
	Total U.S. Government and Agency Securities (Proceeds $14,727,697)			(14,553,523)
	Corporate Bonds and Notes (2.9)%
	Advertising (0.1)%
[f]	Dotdash Meredith Inc., senior secured note, 144A, 7.625%, 6/15/32	United States	322,000	(309,688)
[f]	Stagwell Global LLC, senior note, 144A, 5.625%, 8/15/29	United States	468,000	(455,820)
				(765,508)
	Airlines (0.1)%
[f]	Vistajet Malta Finance PLC / Vista Management Holding Inc., senior note, 144A,
	9.50%, 6/01/28	Switzerland	424,000	(422,425)
	8.75%, 1/15/32	Switzerland	87,000	(84,566)
				(506,991)
	Automobiles (0.2)%
[f]	Aston Martin Capital Holdings Ltd., senior secured note, 144A, 10.00%, 3/31/29	Jersey Island	1,289,000	(1,048,266)
	Banks (0.0)%†
[f,m]	Industrial & Commercial Bank of China Ltd., junior sub. note, Reg S, 3.20% to 9/24/26, FRN thereafter, Perpetual	China	279,000	(278,206)
	Chemicals (0.0)%†
	Celanese US Holdings LLC, senior note,
	6.50%, 4/15/30	United States	89,000	(91,318)
	7.375%, 2/15/34	United States	126,000	(131,681)
				(222,999)

franklintempleton.com	Annual Report	37

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
[v]	Securities Sold Short (continued)
	Corporate Bonds and Notes (continued)
	Commercial Services & Supplies (0.0)%†
[f]	Vt Topco Inc., senior secured note, 144A, 8.50%, 8/15/30	United States	148,000	$(152,095)
	Computers (0.0)%†
	Kyndryl Holdings Inc.,
	senior bond, 6.35%, 2/20/34	United States	67,000	(64,246)
	senior note, 3.15%, 10/15/31	United States	90,000	(75,638)
				(139,884)
	Diversified Financial Services (0.0)%†
	Assured Guaranty US Holdings Inc., senior bond, 3.15%, 6/15/31	United States	138,000	(128,172)
	Entertainment (0.5)%
[f]	Caesars Entertainment Inc., senior note, 144A,
	4.625%, 10/15/29	United States	1,528,000	(1,473,228)
	6.00%, 10/15/32	United States	1,453,000	(1,302,268)
				(2,775,496)
	Financial Services (0.3)%
	Blue Owl Technology Finance Corp., senior note,
	6.10%, 3/15/28	United States	193,000	(192,668)
	6.75%, 4/04/29	United States	847,000	(851,608)
[f]	Encore Capital Group Inc., senior secured note, 144A, 8.50%, 5/15/30	United States	205,000	(218,290)
[f]	Jefferson Capital Holdings LLC, senior note, 144A, 8.25%, 5/15/30	United States	194,000	(204,265)
[f]	PRA Group Inc., senior note, 144A, 8.875%, 1/31/30	United States	243,000	(250,014)
				(1,716,845)
	Food (0.0)%†
[f]	Industrial F&b Investments III Inc., senior secured note, 144A, 7.75%, 2/11/33	United States	97,000	(99,014)
	Food & Beverages (0.1)%
[f]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC, senior note, 144A, 5.75%, 3/31/34	United States	714,000	(688,729)
	Forest Products & Paper (0.1)%
[f]	Magnera Corp., senior secured note, 144A, 7.25%, 11/15/31	United States	540,000	(522,035)
	Industrial Conglomerates (0.2)%
	3M Co., senior bond, 2.25%, 9/19/26	United States	220,000	(218,869)
	Icahn Enterprises LP / Icahn Enterprises Finance Corp., senior secured note, 9.00%, 6/15/30	United States	735,000	(699,812)
				(918,681)
	Insurance (0.3)%
[f,k]	Meiji Yasuda Life Insurance Co., sub. bond, 144A, FRN, 6.10%, (US 5 Year CMT T-Note + 2.91%), 6/11/55	Japan	354,000	(362,071)
[k]	MetLife Inc., sub. bond, FRN, 5.85%, (US 5 Year CMT T-Note + 1.82%), 3/15/56	United States	358,000	(355,124)
[f,k]	Nippon Life Insurance Co., sub. bond, 144A, FRN, 6.50%, (US 5 Year CMT T-Note + 3.19%), 4/30/55	Japan	459,000	(483,906)
[f,k]	Sumitomo Life Insurance Co., sub. bond, 144A, FRN, 5.875%, (US 5 Year CMT T-Note + 2.65%), 9/10/55	Japan	316,000	(316,584)
				(1,517,685)
	Internet (0.0)%†
	Meta Platforms Inc., senior bond, 5.625%, 11/15/55	United States	96,000	(88,581)

38	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
[v]	Securities Sold Short (continued)
	Corporate Bonds and Notes (continued)
	Investment Companies (0.1)%
[f]	Antares Holdings LP, senior note, 144A, 6.35%, 10/23/29	Canada	117,000	$(117,343)
	Blackstone Private Credit, senior note, 5.95%, 5/15/31	United States	85,000	(83,959)
	Blackstone Secured Lending Fund, senior note,
	5.30%, 6/30/30	United States	275,000	(268,232)
	5.125%, 1/31/31	United States	326,000	(313,825)
				(783,359)
	IT Services (0.0)%†
[f]	Booz Allen Hamilton Inc., senior note, 144A, 4.00%, 7/01/29	United States	126,000	(123,234)
	Media (0.2)%
[f]	Nexstar Media Inc., senior note, 144A, 7.25%, 4/15/34	United States	342,000	(344,356)
[f]	Univision Communications Inc., senior secured note, 144A,
	4.50%, 5/01/29	United States	485,000	(461,391)
	7.375%, 6/30/30	United States	550,000	(548,159)
				(1,353,906)
	Oil, Gas & Consumable Fuels (0.1)%
[f]	Nabors Industries Inc., senior note, 144A, 8.875%, 8/15/31	United States	451,000	(473,093)
	Pharmaceuticals (0.0)%†
[f]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV, senior secured note, 144A, 4.125%, 4/30/28	United States	93,000	(91,915)
	Retail (0.0)%†
[f]	Petco Health & Wellness Co. Inc., senior secured note, 144A, 8.25%, 2/01/31	United States	148,000	(148,363)
	Semiconductors & Semiconductor Equipment (0.1)%
	Broadcom Inc., senior bond, 4.80%, 2/15/36	United States	630,000	(613,657)
	Software (0.2)%
	Adobe Inc., senior bond,
	4.95%, 4/04/34	United States	196,000	(196,184)
	5.30%, 1/17/35	United States	39,000	(39,691)
	Concentrix Corp., senior note,
	6.60%, 8/02/28	United States	201,000	(200,325)
	6.50%, 3/01/29	United States	416,000	(408,369)
[f]	Pagaya US Holdings Co. LLC, senior note, 144A, 8.875%, 8/01/30	United States	201,000	(157,530)
[f]	Rocket Software Inc., senior secured note, 144A, 9.00%, 11/28/28	United States	47,000	(47,432)
				(1,049,531)
	Specialty Retail (0.2)%
[f]	Victra Holdings LLC / Victra Finance Corp., senior secured note, 144A, 8.75%, 9/15/29	United States	988,000	(1,026,217)
	Total Corporate Bonds and Notes (Proceeds $17,241,750)			(17,232,462)
[k]	Senior Floating Rate Interests (1.3)%
	Automobile Components (0.0)%†
[q]	First Brands Group LLC, First Lien Term Loan, 10.764%, (3-Month SOFR + 5.00%), 3/30/27	United States	116,129	(193)
	Building Products (0.1)%
[q]	Gulfside Supply, Initial Term Loan, 6.70%, (SOFR + 3.00%), 6/17/31	United States	356,607	(306,618)

franklintempleton.com	Annual Report	39

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
[v]	Securities Sold Short (continued)
[k]	Senior Floating Rate Interests (continued)(1.3)%
	Commercial Services & Supplies (0.1)%
	VT Topco Inc., Second Amendment Term Loan (First Lien), 6.873%, (SOFR + 3.00%), 8/09/30	United States	579,802	$(571,876)
	Diversified Telecommunication Services (0.1)%
	DTI Holdings Inc., 2025 Refinancing Term Loan, 7.62%, (SOFR + 4.00%), 4/26/29	United States	744,899	(667,925)
	Liberty Communications of Puerto Rico LLC, Term Loan B, 7.663%, (SOFR + 3.75%), 10/16/28	United States	30,466	(19,824)
				(687,749)
	Entertainment (0.1)%
	Stubhub, Term Loan B, 8.37%, (SOFR + 4.75%), 3/15/30	United States	827,464	(831,394)
	Financial Services (0.1)%
	Amwins Group, 2026 Refinancing Term Loan, 5.62%, (1-Month SOFR + 2.00%), 1/30/32	United States	46,042	(45,991)
	Baldwin INS Group Holdings, Refinancing Term B-2 Loan, 6.129%, (1-Month SOFR + 2.50%), 5/27/31	United States	27,625	(27,563)
	Datasite, Facility B, 7.151%, (SOFR), 7/03/31	United States	15,975	(15,802)
	Hub International, 2025 Incremental Term Loan, 5.922%, (1-Month SOFR + 2.25%), 6/20/30	United States	92,044	(92,353)
	Nexus, Initial Term Loan, 7.173%, (1-Month SOFR + 3.50%), 7/31/31	United States	405,637	(399,680)
	OneDigital Borrowers, 2025 Refinancing Term Loan, 6.62%, (1-Month SOFR + 3.00%), 7/02/31	United States	27,625	(27,390)
				(608,779)
	Health Care Technology (0.1)%
	[q]Athenahealth Group Inc., Term Loan B, 6.402%, (1-Month SOFR + 2.75%), 2/15/29	United States	119,709	(119,771)
	Project Ruby Ultimate Parent, Incremental Term B-5 Loan, 6.537%, (1-Month SOFR + 2.75%), 3/10/28	United States	138,129	(138,475)
	Raven Acquisition Holdings, 2024 Delayed Draw Term Loan, 3.00%, (1-Month SOFR + 3.00%), 11/19/31	United States	4,338	(4,318)
	Raven Acquisition Holdings, Initial Term Loan, 6.62%, (1-Month SOFR + 3.00%), 11/19/31	United States	60,131	(59,848)
	Waystar Technologies Inc., Initial Term Loan (First Lien), 5.62%, (SOFR), 10/22/29	United States	255,580	(256,219)
				(578,631)
	IT Services (0.5)%
	ConnectWise, Initial Term Loan, 7.461%, (1-Month SOFR + 3.50%), 9/29/28	United States	27,623	(26,064)
	Darktrace, Initial Term Loan (First Lien), 6.927%, (SOFR), 10/09/31	United States	283,985	(272,012)
	First Advantage Holdings, Term B-3 Loan, 6.423%, (1-Month SOFR + 2.75%), 10/31/31	United States	787,900	(780,927)
	Idera, Inc., Bank Debt Term Loan, 7.163%, (SOFR + 3.50%), 3/02/28	United States	19,484	(13,734)
[q]	ION Platform Finance, Nigeria OMO Bill, 7.45%, (1-Month SOFR + 3.75%), 10/07/32	United States	138,475	(108,703)
	Nord SE, Initial Term Loan, 7.937%, (SOFR + 4.00%), 10/08/32	United States	507,426	(507,269)
	Proofpoint, 2025-B Incremental Term Loan (First Lien), 6.70%, (1-Month SOFR + 3.00%), 8/31/28	United States	92,317	(90,286)
	Rocket Software Inc., Extended Dollar Term Loan, 7.37%, (SOFR), 11/28/28	United States	166,228	(162,168)
[q]	SonicWall, Bank Debt Term Loan, 8.70%, (SOFR + 5.00%), 5/18/28	United States	61,438	(20,172)
	Starlight Parent LLC, Initial Term Loan (First Lien), 7.674%, (SOFR + 4.00%), 4/16/32	United States	729,676	(606,999)

40	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)

		Country	Principal Amount*	Value
[v]	Securities Sold Short (continued)
[k]	Senior Floating Rate Interests (continued)(1.3)%
	IT Services (continued)
	UKG Inc., 2024 Refinancing Term Loan, 5.913%, (1-Month SOFR + 2.50%), 2/10/31	United States	73,761	$(71,385)
				(2,659,719)
	Media (0.0)%†
	Dotdash Meredith Inc., Term B-2 Loan, 7.373%, (SOFR + 3.50%), 6/17/32	United States	86,992	(82,575)
	MH Sub I LLC, Bank Debt Term Loan, 7.87%, (1- Month SOFR + 4.25%), 12/31/31	United States	56,260	(48,805)
				(131,380)
	Professional Services (0.0)%†
	Sedgwick Claims, 2024 Term Loan, 6.12%, (1-Month SOFR + 2.50%), 7/31/31	United States	73,691	(73,716)
	Real Estate Management & Development (0.1)%
	Oceankey US II, Initial Term Loan (First Lien), 7.516%, (SOFR + 3.60%), 12/15/28	United States	631,724	(609,711)
	Software (0.1)%
	Avalara, First Amendment Term Loan, 6.422%, (1-Month SOFR + 2.75%), 3/26/32	United States	184,170	(179,144)
[q]	Cloud Software Group, Tenth Amendment Tranche B-2, 6.95%, (1-Month SOFR + 3.25%), 3/21/31	United States	46,158	(43,504)
	Dawn Bidco LLC, Initial Term Loan, 6.663%, (SOFR), 2/04/33	United States	18,463	(17,622)
	DS Admiral Bidco LLC, Initial Term Loan, 7.95%, (SOFR), 6/26/31	United States	40,000	(38,410)
[q]	Ellucian Holdings, Initial Term Loan, 6.12%, (1-Month SOFR + 2.50%), 10/08/29	United States	92,084	(91,170)
	Epicor Software, Term F Loan, 6.12%, (1-Month SOFR + 2.50%), 5/30/31	United States	69,062	(68,250)
	Genesys Cloud Services Holdings II LLC, Initial 2025 Dollar Term Loan, 6.12%, (SOFR), 1/30/32	United States	27,625	(26,648)
	Javelin Buyer, Inc., First Amendment Term Loan, 6.417%, (1-Month SOFR + 2.75%), 12/05/31	United States	92,085	(89,956)
	Project Boost, 2025-2 Refinancing Term Loan, 6.45%, (1-Month SOFR + 2.75%), 7/16/31	United States	46,043	(45,575)
	RealPage, Initial Term Loan, 6.934%, (1-Month SOFR + 3.00%), 4/24/28	United States	92,076	(89,256)
	Skopima Consilio Parent LLC, Amendment No. 5 Term Loan, 7.37%, (SOFR + 3.75%), 5/12/28	United States	28,488	(22,933)
	Zodiac Purchaser LLC, Term Loan B, 7.12%, (SOFR + 3.50%), 2/14/32	United States	29,525	(28,159)
				(740,627)
	Specialty Retail (0.0)%†
	Harbor Freight Tools, Term Loan B, 5.87%, (SOFR + 2.50%), 6/11/31	United States	21,595	(21,576)
	Total Senior Floating Rate Interests (Proceeds $8,075,429)			(7,821,969)
	Total Securities Sold Short (Proceeds $150,002,963)			$(176,792,672)

franklintempleton.com	Annual Report	41

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
# Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b A portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward exchange contracts, open futures contracts and/or open written option contracts. At May 31, 2026, the aggregate value of these securities and/or cash pledged amounted to $220,404,316, representing 37.4% of net assets.
c Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
d A portion or all of the security is held in connection with written option contracts open at period end.
e See Note 7 regarding investments in Russian securities.
f Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2026, the net value of these securities was $69,396,354, representing 11.8% of net assets.
g Variable interest entity (VIE). See Note 7 regarding investments made through a VIE structure. At May 31, 2026, the aggregate value of these securities was $2,110,746, representing 0.4% of net assets.
h Income may be received in additional securities and/or cash.
i Defaulted security or security for which income has been deemed uncollectible. See Note 6.
j A supranational organization is an entity formed by two or more central governments through international treaties.
k The coupon rate shown represents the rate at period end.
l See Note 8 regarding restricted securities.
m Perpetual security with no stated maturity date.
n Principal amount is stated in 100 Mexican Peso Units.
o See Note 1(h) regarding senior floating rate interests.
p The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
q See Note 9 regarding unfunded loan commitments.
r The rate shown is the annualized seven-day effective yield at period end.
s A portion or all of the security is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(g).
t Rate shown represents yield-to-maturity.
u See Note 1(d) regarding written options.
v See Note 1(e) regarding securities sold short.

42	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
At May 31, 2026, the Fund had the following futures contracts outstanding. See Note 1(d).
Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Commodity Contracts[a]
Aluminum	Long	9	$836,694	6/15/26	$137,103
Aluminum	Short	9	836,694	6/15/26	(43,272)
Aluminum	Long	4	365,594	9/14/26	6,972
Brent Crude Oil	Long	21	1,913,520	6/30/26	(202,057)
Brent Crude Oil	Long	1	89,110	7/31/26	(11,391)
Canola	Short	9	99,345	7/14/26	(2,357)
Canola	Short	11	123,305	11/13/26	(5,246)
Cattle Feeder	Long	5	871,062	8/27/26	(55,323)
Cattle Feeder	Long	2	345,350	9/24/26	(24,767)
Cocoa	Short	2	78,460	7/16/26	17,525
Cocoa	Short	3	119,553	9/15/26	(2,603)
Coffee	Long	2	199,200	7/21/26	(24,267)
Copper	Long	8	2,725,026	6/15/26	84,588
Copper	Short	8	2,725,026	6/15/26	(62,926)
Copper	Long	6	958,350	7/29/26	50,365
Copper	Long	5	1,704,493	9/14/26	(22,426)
Copper	Long	1	161,212	9/28/26	1,998
Corn	Long	3	67,013	7/14/26	(3,884)
Corn	Short	20	446,750	7/14/26	9,581
Corn	Short	4	91,150	9/14/26	1,254
Corn	Short	16	380,000	12/14/26	(5,286)
Corn	Short	2	48,975	3/12/27	158
Cotton	Long	3	114,225	7/09/26	(6,003)
Cotton	Long	1	39,795	12/08/26	4,603
ECX Emission	Short	1	94,047	12/14/26	4,490
Frozen Orange Juice	Long	1	23,887	7/13/26	(4,315)
Gasoline	Long	10	1,274,448	6/30/26	(135,752)
Gasoline	Long	1	124,299	7/31/26	(17,272)
Gasoline	Long	1	120,544	8/31/26	(11,497)
Gold 100 Oz	Long	17	7,808,100	8/27/26	59,927
Hard Red Winter Wheat	Long	4	129,950	7/14/26	(8,049)
Hard Red Winter Wheat	Short	31	1,007,113	7/14/26	(18,369)
Hard Red Winter Wheat	Short	9	297,675	9/14/26	14,380
Hard Red Winter Wheat	Short	3	101,550	12/14/26	3,581
Hard Red Winter Wheat	Short	1	34,512	3/12/27	2,185
Lean Hogs	Short	2	76,680	6/12/26	7,936
Lean Hogs	Short	2	79,600	7/15/26	5,356
Lean Hogs	Short	1	39,340	8/14/26	2,738
Lean Hogs	Short	1	34,130	10/14/26	2,378
Live Cattle	Long	3	297,900	6/30/26	3,493
Live Cattle	Long	15	1,434,300	8/31/26	(12,583)
Live Cattle	Long	3	276,510	10/30/26	(6,417)
Live Cattle	Long	2	183,760	12/31/26	(8,184)
Low Sulphur Gas Oil	Long	3	302,850	6/11/26	(17,478)
Low Sulphur Gas Oil	Long	16	1,602,000	7/10/26	(180,672)
Low Sulphur Gas Oil	Long	1	97,775	8/12/26	(14,551)
Milling Wheat	Short	49	592,969	9/10/26	(10,373)
Milling Wheat	Short	40	503,885	12/10/26	(8,085)
Milling Wheat	Short	2	25,865	3/10/27	(215)
Milling Wheat	Short	1	13,078	5/10/27	(5)
Natural Gas	Long	27	888,300	6/26/26	34,206
Natural Gas	Long	1	33,180	7/29/26	2,048
Natural Gas	Long	1	32,800	8/27/26	748
NY Harbor Ultra Low Sulfur Diesel	Long	5	732,606	6/30/26	(83,649)

franklintempleton.com	Annual Report	43

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Commodity Contracts[a] (continued)
NY Harbor Ultra Low Sulfur Diesel	Long	1	$144,207	7/31/26	$(2,110)
Palladium	Short	5	690,950	9/28/26	10,061
Platinum	Short	4	385,900	7/29/26	17,243
Rapeseed	Short	8	244,594	7/31/26	(9,814)
Rapeseed	Short	3	92,641	10/30/26	(6,137)
Robusta Coffee	Long	5	173,800	7/27/26	6,324
Robusta Coffee	Long	3	100,410	9/24/26	1,946
Silver	Short	2	758,750	7/29/26	(23,603)
Soybean Meal	Short	8	263,840	7/14/26	(6,789)
Soybean Meal	Short	1	32,410	8/14/26	(892)
Soybean Meal	Short	1	31,980	9/14/26	(1,082)
Soybean Meal	Short	3	96,090	12/14/26	(2,197)
Soybean Oil	Long	10	466,320	7/14/26	51,115
Soybean Oil	Short	9	419,688	7/14/26	(56,060)
Soybean Oil	Short	1	45,654	8/14/26	(9,578)
Soybean Oil	Short	1	44,010	10/14/26	(1,472)
Soybean Oil	Short	2	86,928	12/14/26	(10,180)
Soybeans	Long	18	1,068,075	7/14/26	(4,190)
Soybeans	Short	13	771,388	7/14/26	7,946
Soybeans	Short	1	59,513	8/14/26	(40)
Soybeans	Short	6	357,000	11/13/26	4,987
Sugar	Short	40	629,888	6/30/26	5,876
Sugar	Short	5	81,424	9/30/26	2,296
UK Natural Gas	Short	5	231,261	6/29/26	11,939
Wheat	Short	19	579,975	7/14/26	(886)
Wheat	Short	2	62,350	9/14/26	(2,979)
Wheat	Short	1	32,150	12/14/26	(3,252)
White Sugar	Short	6	131,460	7/16/26	(5,152)
White Sugar	Short	1	21,715	9/15/26	(581)
WTI Crude Oil	Long	11	960,960	6/22/26	(102,865)
Zinc	Long	7	617,636	6/15/26	26,802
Zinc	Short	7	617,636	6/15/26	(27,389)
Zinc	Long	5	442,358	9/14/26	(242)
					(682,616)
Currency Contracts[a]
Australian Dollar Index	Short	173	12,422,265	6/15/26	(89,847)
British Pound Index	Long	158	13,292,737	6/15/26	34,695
Canadian Dollar Index	Short	106	7,688,710	6/16/26	109,470
EUR/CZK	Long	2	383,942	6/15/26	3,027
EUR/HUF	Long	8	789,980	6/15/26	81,584
EUR/NOK	Short	1	145,968	6/15/26	6,054
EUR/PLN	Long	7	964,345	6/15/26	14,354
EUR/SEK	Short	1	145,773	6/15/26	(986)
Euro Index	Long	35	5,106,937	6/15/26	10,535
ICE U.S. Dollar Index	Long	3	296,556	6/15/26	(385)
Japanese Yen Index	Short	223	17,525,013	6/15/26	253,490
Mexican Peso Index	Long	106	3,049,620	6/15/26	74,850
New Israeli Shekel Index	Short	5	1,774,650	6/15/26	(186,648)
New Zealand Dollar Index	Short	45	2,694,375	6/15/26	(27,908)
South African Rand Index	Long	30	922,500	6/15/26	27,389
Swiss Franc Index	Short	45	7,213,500	6/15/26	54,526
U.S. Dollar Index	Short	174	1,739,076	6/15/26	(11,718)
					352,482

44	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Equity Contracts
CAC 40 10 Euro Index[a]	Long	1	$95,417	6/19/26	$(409)
CAC 40 10 Euro Index[a]	Short	24	2,290,017	6/19/26	(58,179)
CBOE Volatility Index[a]	Long	54	949,768	6/17/26	(191,326)
CBOE Volatility Index[a]	Long	26	518,567	7/22/26	(41,878)
CBOE Volatility Index[a]	Long	7	145,898	8/19/26	(5,465)
CBOE Volatility Index[a]	Long	1	21,400	9/16/26	(2)
DAX Index[a]	Long	12	8,810,639	6/19/26	306,546
DJ EURO STOXX 50 Index[a]	Long	66	4,668,215	6/19/26	127,593
DJIA Mini E-CBOT Index[a]	Long	2	510,770	6/18/26	5,046
DJIA Mini E-CBOT Index[a]	Short	14	3,575,390	6/18/26	(147,767)
E-Mini Russell 2000[a]	Long	4	584,860	6/18/26	11,877
E-Mini Russell 2000[a]	Short	72	10,527,480	6/18/26	(1,413,225)
E-Mini S&P MidCap 400 Index[a]	Short	3	1,119,600	6/18/26	(109,529)
FTSE 100 Index[a]	Long	44	6,187,982	6/19/26	5,723
FTSE China A50 Index[a]	Long	86	1,355,618	6/29/26	13,148
FTSE Taiwan Index[a]	Short	26	4,097,600	6/29/26	(59,367)
FTSE/JSE Top 40 Index[a]	Short	17	1,123,940	6/18/26	18,844
FTSE/MIB Index[a]	Long	10	2,921,775	6/19/26	345,382
Hang Seng China Enterprises Index[a]	Short	17	907,061	6/29/26	17,355
Hang Seng Index[a]	Short	29	4,623,518	6/29/26	86,012
IBEX 35 Index[a]	Short	3	645,501	6/19/26	(27,298)
KOPSI 200 Index[a]	Long	33	7,390,511	6/11/26	2,870,244
Mini TOPIX Index	Short	51	1,268,716	6/11/26	(92,187)
MSCI Emerging Markets Index[a]	Short	81	7,081,425	6/19/26	(315,396)
MSCI Singapore Index[a]	Long	34	1,227,596	6/29/26	110
NASDAQ 100 E-Mini Index[a]	Long	29	17,635,045	6/18/26	2,596,001
NASDAQ 100 E-Mini Index[a]	Short	1	608,105	6/18/26	(16,672)
NIKKEI 225 Index[a]	Long	7	2,921,483	6/11/26	311,860
NIKKEI 225 Index[a]	Short	119	11,184,855	6/11/26	(2,066,348)
NSE IFSC Nifty 50 Index[a]	Long	6	284,670	6/30/26	(2,174)
S&P 500 E-Mini Index[a]	Long	96	36,459,600	6/18/26	3,593,259
S&P 500 E-Mini Index	Short	7	2,658,512	6/18/26	(178,449)
S&P/TSX 60 Index[a]	Long	19	5,575,759	6/18/26	327,008
SPI 200 Index[a]	Long	5	786,133	6/18/26	583
SPI 200 Index[a]	Short	1	157,227	6/18/26	(1,420)
Swedish Index[a]	Long	4	136,206	6/18/26	860
TOPIX Index[a]	Long	15	3,731,517	6/11/26	198,136
TOPIX Index[a]	Short	5	1,243,839	6/11/26	(115,516)
					5,992,980
Interest Rate Contracts
3 Month CORRA[a]	Short	3	530,954	12/15/26	322
3 Month CORRA[a]	Short	4	706,705	3/16/27	478
3 Month CORRA[a]	Short	3	529,159	6/15/27	431
3 Month CORRA[a]	Short	2	352,410	9/14/27	777
3 Month CORRA[a]	Short	2	352,229	12/14/27	298
3 Month EURIBOR[a]	Short	43	12,223,454	9/14/26	(15,283)
3 Month EURIBOR[a]	Short	45	12,778,865	12/14/26	(20,342)
3 Month EURIBOR[a]	Short	34	9,651,176	3/15/27	(17,179)
3 Month EURIBOR[a]	Short	110	31,227,601	6/14/27	(47,964)
3 Month EURIBOR[a]	Short	25	7,100,463	9/13/27	(12,504)
3 Month EURIBOR[a]	Short	27	7,672,436	12/13/27	(14,118)
3 Month EURIBOR[a]	Short	16	4,547,562	3/13/28	(8,449)
3 Month EURIBOR[a]	Short	8	2,273,664	6/19/28	(4,112)
3 Month SOFR[a]	Short	185	44,522,563	12/15/26	137,604
3 Month SOFR[a]	Short	207	49,767,975	3/16/27	250,312
3 Month SOFR[a]	Short	156	37,479,000	6/15/27	211,342

franklintempleton.com	Annual Report	45

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Interest Rate Contracts (continued)
3 Month SOFR[a]	Short	372	$89,359,050	9/14/27	$374,405
3 Month SOFR[a]	Short	117	28,113,638	12/14/27	163,619
3 Month SOFR[a]	Short	106	25,482,400	3/14/28	139,846
3 Month SOFR[a]	Short	77	18,517,537	6/20/28	73,823
3 Month SOFR[a]	Short	54	12,987,675	9/19/28	50,391
3 Month SONIA[a]	Short	1	323,326	12/15/26	(874)
3 Month SONIA[a]	Short	1	322,939	3/16/27	(1,078)
3 Month SONIA[a]	Short	1	322,787	6/15/27	(1,046)
3 Month SONIA[a]	Short	13	4,196,235	9/14/27	(8,774)
ASX 90 Day Bank Accepted Bill[a]	Long	9	6,396,203	9/10/26	(4,270)
ASX 90 Day Bank Accepted Bill[a]	Long	7	4,974,339	12/10/26	(3,448)
ASX 90 Day Bank Accepted Bill[a]	Short	1	710,620	12/10/26	(415)
ASX 90 Day Bank Accepted Bill[a]	Long	5	3,553,273	3/11/27	(2,039)
ASX 90 Day Bank Accepted Bill[a]	Long	3	2,132,276	6/10/27	(541)
ASX 90 Day Bank Accepted Bill[a]	Long	2	1,421,760	9/09/27	—
Australian 3 Yr. Bond[a]	Long	8	599,281	6/15/26	2,119
Australian 10 Yr. Bond[a]	Short	55	4,309,999	6/15/26	(40,462)
Canadian 2 Yr. Bond[a]	Short	4	305,183	9/18/26	(483)
Canadian 10 Yr. Bond[a]	Long	36	3,139,506	9/18/26	9,003
Euro-BOBL[a]	Long	63	8,532,137	6/08/26	(111,053)
Euro-BOBL[a]	Short	38	5,146,369	6/08/26	(35,688)
Euro-Bund[a]	Short	112	16,524,255	6/08/26	(112,679)
Euro-Buxl[a]	Short	49	6,292,613	6/08/26	91,797
Euro-OAT[a]	Short	29	4,086,811	6/08/26	13,588
Euro-SCHATZ[a]	Short	260	32,150,545	6/08/26	(72,557)
Euro-SCHATZ[a]	Short	38	4,696,045	9/08/26	(2,176)
Japanese 10 Yr. Bond[a]	Short	15	1,214,203	6/12/26	6,784
Japanese 10 Yr. Bond[a]	Short	4	3,237,120	6/15/26	65,799
Korean 3 Yr. Bond[a]	Short	16	1,097,067	6/16/26	9,030
Korean 10 Yr. Bond[a]	Short	22	1,569,343	6/16/26	39,425
Long Gilt[a]	Long	124	14,818,771	9/28/26	126,153
Long Gilt[a]	Short	10	1,195,062	9/28/26	(6,276)
U.S. Treasury 2 Yr. Note	Long	44	9,088,750	9/30/26	10,737
U.S. Treasury 2 Yr. Note[a]	Short	291	60,109,688	9/30/26	(59,649)
U.S. Treasury 5 Yr. Note[a]	Short	183	19,619,602	9/30/26	(48,357)
U.S. Treasury 10 Yr. Note[a]	Short	43	4,722,609	9/21/26	(3,590)
U.S. Treasury Long Bond[a]	Long	3	336,656	9/21/26	(817)
U.S. Treasury Long Bond[a]	Short	11	1,234,406	9/21/26	(9,073)
U.S. Treasury Ultra Bond[a]	Long	14	1,601,688	9/21/26	13,173
					1,125,960
Total Futures Contracts					$6,788,806

* As of period end.
a A portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(g).

46	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
At May 31, 2026, the Fund had the following forward exchange contracts outstanding. See Note 1(d).
Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Brazilian Real[b]	MSCO	Buy	1,624,000	322,164	6/02/26	$1,035	$(1,269)
Brazilian Real[b]	MSCO	Sell	1,624,000	322,218	6/02/26	425	(139)
Australian Dollar[b]	MSCO	Buy	12,815,000	9,156,046	6/17/26	53,570	(1,891)
Australian Dollar[b]	MSCO	Sell	7,787,000	5,511,767	6/17/26	6,916	(90,206)
British Pound	GSCO	Buy	412,000	546,668	6/17/26	8,156	—
British Pound	JPHQ	Buy	10,000	13,334	6/17/26	133	—
British Pound	JPHQ	Sell	2,275,000	3,043,283	6/17/26	—	(20,367)
British Pound[b]	MSCO	Buy	6,268,000	8,426,682	6/17/26	30,882	(16,703)
British Pound[b]	MSCO	Sell	7,032,000	9,411,019	6/17/26	5,026	(63,720)
Canadian Dollar[b]	MSCO	Buy	6,678,000	4,879,799	6/17/26	1,811	(34,137)
Canadian Dollar[b]	MSCO	Sell	10,504,000	7,643,244	6/17/26	35,709	(17,183)
Chilean Peso[b]	MSCO	Buy	376,888,000	412,681	6/17/26	10,847	(22)
Chilean Peso[b]	MSCO	Sell	210,085,000	233,189	6/17/26	14	(2,896)
Czech Koruna[b]	MSCO	Buy	9,386,000	445,710	6/17/26	5,263	(98)
Czech Koruna[b]	MSCO	Sell	637,000	30,591	6/17/26	71	(81)
Euro	GSCO	Buy	1,160,000	1,348,381	6/17/26	5,749	(100)
Euro	GSCO	Sell	40,000	46,302	6/17/26	—	(389)
Euro	JPHQ	Buy	580,000	675,179	6/17/26	1,836	—
Euro	JPHQ	Sell	2,425,000	2,819,635	6/17/26	897	(11,882)
Euro[b]	MSCO	Buy	4,656,000	5,437,640	6/17/26	14,328	(17,183)
Euro[b]	MSCO	Sell	11,860,000	13,828,021	6/17/26	23,390	(39,149)
Hungarian Forint[b]	MSCO	Buy	95,365,000	278,154	6/17/26	35,845	—
Hungarian Forint[b]	MSCO	Sell	199,925,000	611,646	6/17/26	34	(46,659)
Indian Rupee[b]	MSCO	Buy	73,781,000	779,182	6/17/26	696	(4,600)
Indian Rupee[b]	MSCO	Sell	49,279,000	526,438	6/17/26	8,751	(130)
Indonesian Rupiah[b]	MSCO	Buy	6,551,230,000	382,378	6/17/26	—	(16,265)
Indonesian Rupiah[b]	MSCO	Sell	6,576,630,000	388,209	6/17/26	20,674	—
Japanese Yen[b]	MSCO	Buy	1,293,107,000	8,224,486	6/17/26	880	(94,736)
Japanese Yen[b]	MSCO	Sell	2,571,006,000	16,262,183	6/17/26	97,875	(1,329)
Kazakhstani Tenge	CITI	Buy	441,250,843	915,553	6/17/26	—	(18,152)
Mexican Peso[b]	MSCO	Buy	39,596,000	2,231,760	6/17/26	49,299	(448)
Mexican Peso[b]	MSCO	Sell	649,000	36,706	6/17/26	29	(703)
New Israeli Shekel[b]	MSCO	Buy	3,491,000	1,145,599	6/17/26	92,640	—
New Israeli Shekel[b]	MSCO	Sell	5,120,000	1,677,211	6/17/26	61	(138,882)
New Zealand Dollar[b]	MSCO	Buy	2,946,000	1,722,196	6/17/26	42,998	—
New Zealand Dollar[b]	MSCO	Sell	3,481,000	2,043,147	6/17/26	—	(42,611)
Norwegian Krone[b]	MSCO	Buy	10,974,000	1,143,081	6/17/26	43,528	(102)
Norwegian Krone[b]	MSCO	Sell	9,071,000	951,138	6/17/26	703	(30,320)
Polish Zloty [b]	MSCO	Buy	349,000	94,948	6/17/26	1,279	(1)
Polish Zloty [b]	MSCO	Sell	1,803,000	492,221	6/17/26	154	(5,056)
Singapore Dollar[b]	MSCO	Buy	421,000	331,146	6/17/26	126	(993)
Singapore Dollar[b]	MSCO	Sell	2,502,000	1,965,995	6/17/26	5,240	(2,069)
South African Rand[b]	MSCO	Buy	5,799,000	342,931	6/17/26	14,204	—
South African Rand[b]	MSCO	Sell	3,310,000	199,602	6/17/26	10	(4,256)
South Korean Won[b]	MSCO	Buy	543,964,000	367,015	6/17/26	119	(6,034)
South Korean Won[b]	MSCO	Sell	112,320,000	75,645	6/17/26	1,105	(21)
Swedish Krona[b]	MSCO	Buy	741,000	80,326	6/17/26	297	(299)
Swedish Krona[b]	MSCO	Sell	2,194,000	236,258	6/17/26	347	(1,922)
Swiss Franc[b]	MSCO	Buy	2,575,000	3,298,376	6/17/26	15,836	(9,226)
Swiss Franc[b]	MSCO	Sell	3,226,000	4,127,514	6/17/26	5,121	(18,153)
Taiwan Dollar[b]	MSCO	Buy	13,109,000	411,608	6/17/26	7,245	(1)
Taiwan Dollar[b]	MSCO	Sell	2,715,000	85,520	6/17/26	—	(1,230)

franklintempleton.com	Annual Report	47

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Thai Baht[b]	MSCO	Buy	28,906,000	891,713		6/17/26	$1,455	$(3,737)
Thai Baht[b]	MSCO	Sell	18,151,000	571,744		6/17/26	13,308	(68)
Turkish Lira	JPHQ	Buy	15,711,723	334,285		6/17/26	2,714	—
Canadian Dollar	BNYM	Sell	192,000	140,557		6/25/26	1,138	—
Euro	BNYM	Sell	106,000	123,018		6/25/26	—	(755)
Brazilian Real[b]	MSCO	Buy	7,000	1,373		7/02/26	4	—
Brazilian Real[b]	MSCO	Sell	1,105,000	216,590		7/02/26	—	(753)
Brazilian Real	MSCO	Buy	882,928	175,000		7/15/26	—	(1,889)
Brazilian Real	MSCO	Sell	6,288,851	1,219,006		7/15/26	—	(14,016)
Chilean Peso	JPHQ	Buy	2,458,998,728	2,768,802		7/22/26	1,951	(7,040)
Chinese Yuan	JPHQ	Buy	18,993,264	2,807,874		7/22/26	8,819	—
Colombian Peso	JPHQ	Buy	4,228,867,447	1,125,229		7/22/26	9,609	(2,597)
Colombian Peso	JPHQ	Sell	23,892,916,657	6,436,944		7/22/26	59,182	(19,352)
Czech Koruna	JPHQ	Sell	2,367,880	114,649		7/22/26	854	—
Euro	JPHQ	Buy	1,383,650	1,621,562		7/22/26	1,611	(5,618)
Euro	JPHQ	Sell	3,575,125	4,173,480		7/22/26	4,609	(10,628)
Euro	JPHQ	Sell	2,304,052	853,958,555	HUF	7/22/26	114,689	(967)
Hungarian Forint	JPHQ	Buy	211,304,910	695,898		7/22/26	—	(1,261)
Hungarian Forint	JPHQ	Sell	267,438,750	870,592		7/22/26	—	(8,578)
Indian Rupee	JPHQ	Sell	246,317,784	2,592,971		7/22/26	17,767	(3,442)
Japanese Yen	JPHQ	Buy	47,029,693	298,453		7/22/26	—	(1,872)
Kazakhstani Tenge	JPHQ	Sell	656,502,000	1,320,000		7/22/26	2,059	—
Mexican Peso	JPHQ	Buy	49,789,533	2,873,591		7/22/26	—	(14,633)
Mexican Peso	JPHQ	Sell	79,501,082	4,546,948		7/22/26	316	(18,389)
Peruvian Nuevo Sol	JPHQ	Sell	10,531,277	3,084,926		7/22/26	21,416	(13,977)
Philippine Peso	JPHQ	Buy	77,414,400	1,280,000		7/22/26	—	(24,984)
Philippine Peso	JPHQ	Sell	249,076,787	4,060,327		7/22/26	33,695	(11,317)
Polish Zloty	JPHQ	Sell	844,133	232,189		7/22/26	—	(536)
South African Rand	JPHQ	Buy	47,003,368	2,848,541		7/22/26	37,548	—
South African Rand	JPHQ	Sell	42,096,372	2,524,686		7/22/26	—	(60,105)
South Korean Won	JPHQ	Buy	2,412,930,234	1,603,369		7/22/26	1,353	(1,444)
Thai Baht	JPHQ	Sell	1,006,962	31,518		7/22/26	446	—
Turkish Lira	JPHQ	Buy	54,901,695	1,130,829		7/22/26	5,376	—
Turkish Lira	JPHQ	Sell	95,433,456	1,958,798		7/22/26	—	(16,225)
Turkish Lira	JPHQ	Buy	17,613,946	363,369		7/23/26	1,558	(796)
Australian Dollar	MSCO	Sell	1,050,000	751,239		7/31/26	—	(2,488)
Chinese Yuan	MSCO	Sell	5,500,000	811,335		7/31/26	—	(5,263)
Indonesian Rupiah	MSCO	Buy	6,000,000,000	344,498		7/31/26	—	(10,388)
Indonesian Rupiah	MSCO	Sell	14,700,000,000	848,135		7/31/26	29,566	—
Japanese Yen	MSCO	Buy	79,000,000	501,832		7/31/26	—	(3,260)
Japanese Yen	MSCO	Sell	55,000,000	347,915		7/31/26	808	—
Malaysian Ringgit	MSCO	Buy	3,000,000	763,211		7/31/26	—	(5,281)
Malaysian Ringgit	MSCO	Sell	1,300,000	331,649		7/31/26	3,213	—
Philippine Peso	MSCO	Buy	14,000,000	229,441		7/31/26	—	(2,543)
Philippine Peso	MSCO	Sell	6,500,000	106,477		7/31/26	1,132	—
Singapore Dollar	MSCO	Sell	400,000	316,181		7/31/26	1,387	—
South Korean Won	MSCO	Buy	350,000,000	233,302		7/31/26	—	(684)
South Korean Won	MSCO	Sell	1,850,000,000	1,263,483		7/31/26	33,932	—
Taiwan Dollar	MSCO	Buy	9,000,000	284,341		7/31/26	3,939	—
Taiwan Dollar	MSCO	Sell	49,000,000	1,547,401		7/31/26	—	(22,126)
Thai Baht	MSCO	Sell	15,800,000	488,981		7/31/26	1,077	—
Euro	JPHQ	Sell	978,690	5,875,200	BRL	8/04/26	6,519	(5,050)
Brazilian Real	JPHQ	Buy	20,665,196	4,049,757		8/04/26	—	(18,036)
Chinese Yuan	MSCO	Sell	10,645,651	1,572,558		8/21/26	—	(10,299)

48	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
British Pound	MSCO	Sell	1,100,000	1,482,210	8/28/26	$1,166	$—
Danish Krone	MSCO	Sell	2,800,000	438,416	8/31/26	—	(712)
Euro	MSCO	Sell	1,300,000	1,519,001	8/31/26	—	(3,232)
Norwegian Krone	MSCO	Sell	12,300,000	1,328,028	8/31/26	—	(85)
Swedish Krona	MSCO	Sell	8,100,000	875,845	8/31/26	—	(5,732)
Swiss Franc	MSCO	Sell	980,000	1,261,708	8/31/26	—	(6,519)
Total Forward Exchange Contracts						$1,075,370	$(1,108,290)
Net unrealized appreciation (depreciation)							$(32,920)

* In U.S. dollars unless otherwise indicated.
a May be comprised of multiple contracts with the same counterparty, currency and settlement date.
b A portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(g).

franklintempleton.com	Annual Report	49

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
At May 31, 2026, the Fund had the following credit default swap contracts outstanding. See Note 1(d).
Credit Default Swap Contracts

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
Centrally Cleared Swap Contracts
Contracts to Buy Protection[c]
Single Name
Adecco International Financial Services	(1.00)%	Quarterly	6/20/31	308,000	EUR	$(2,406)	$(2,254)	$(152)
AGC Inc.	(5.00)%	Quarterly	12/20/30	275,000		(48,904)	(47,134)	(1,770)
Air France-KLM	(5.00)%	Quarterly	6/20/31	117,000	EUR	(21,265)	(17,447)	(3,818)
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	614,000		(1,554)	(7,675)	6,121
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	250,000		(633)	(7,466)	6,833
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	307,000		(777)	(7,157)	6,380
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	145,000		(367)	(6,709)	6,342
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	246,000		(623)	(3,075)	2,452
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	49,000		(124)	(1,236)	1,112
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	123,000		(311)	(1,230)	919
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	3,000		(8)	(71)	63
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	245,000		(9,315)	(4,385)	(4,930)
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	316,000		(12,014)	(2,001)	(10,013)
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	374,000		(14,220)	(1,778)	(12,442)
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	27,000		(1,027)	(102)	(925)
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	347,000		(13,193)	434	(13,627)
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	56,000		(2,129)	560	(2,689)
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	230,000		(8,745)	2,875	(11,620)
American Airlines Inc.	(5.00)%	Quarterly	6/20/28	232,000		(12,375)	(4,517)	(7,858)
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	73,000		(185)	(3,169)	2,984
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	50,000		(126)	(37)	(89)
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	77,000		(2,928)	(171)	(2,757)
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	97,000		(3,688)	(129)	(3,559)
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	82,000		(3,118)	(73)	(3,045)
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	41,000		(1,559)	(73)	(1,486)
American Airlines Inc.	(5.00)%	Quarterly	6/20/27	82,000		(3,118)	(36)	(3,082)
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	68,000		(172)	(2,272)	2,100
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	145,000		(367)	(5,568)	5,201
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	145,000		(367)	(4,860)	4,493
American Airlines Inc.	(5.00)%	Quarterly	6/20/26	40,000		(101)	(1,355)	1,254
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	39,000		(3,697)	(1,011)	(2,686)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	29,000		(2,749)	(978)	(1,771)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	48,000		(4,550)	(557)	(3,993)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	29,000		(2,749)	(421)	(2,328)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	29,000		(2,749)	(414)	(2,335)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	29,000		(2,749)	(371)	(2,378)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	29,000		(2,749)	(283)	(2,466)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	48,000		(4,550)	(277)	(4,273)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	19,000		(1,801)	(258)	(1,543)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	20,000		(1,896)	(230)	(1,666)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	6/20/30	19,000		(1,801)	(88)	(1,713)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	12/20/30	148,000		(13,199)	(9,808)	(3,391)

50	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
Centrally Cleared Swap Contracts (continued)
Contracts to Buy Protection[c] (continued)
Single Name (continued)
Deutsche Lufthansa AG	(1.00)%	Quarterly	6/20/31	193,000	EUR	$1,600	$3,024	$(1,424)
Government of Egypt	(1.00)%	Quarterly	6/20/26	365,000		203	137,787	(137,584)
Government of Iceland	(5.00)%	Quarterly	12/20/30	91,000	EUR	(4,237)	(4,739)	502
Government of Italy	(1.00)%	Quarterly	6/20/26	350,000		(203)	(4,524)	4,321
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/30	347,000		(32,050)	(15,326)	(16,724)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/30	139,000		(12,838)	(5,739)	(7,099)
K. Hovnanian Enterprises Inc.	(5.00)%	Quarterly	6/20/30	2,000		(185)	(110)	(75)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/26	32,000		(3)	1,040	(1,043)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/26	21,000		(2)	39	(41)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/26	21,000		(2)	1,155	(1,157)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/26	21,000		(2)	1,208	(1,210)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/26	54,000		(5)	1,890	(1,895)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/26	27,000		(2)	2,533	(2,535)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/26	50,000		(5)	4,253	(4,258)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/30	2,000		237	490	(253)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/30	9,000		1,065	2,250	(1,185)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/30	21,000		2,486	8,190	(5,704)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/30	24,000		2,841	9,300	(6,459)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/30	30,000		3,551	10,203	(6,652)
Kohl’s Corp.	(5.00)%	Quarterly	6/20/30	36,000		(660)	10,530	(11,190)
Kohl’s Corp.	(1.00)%	Quarterly	6/20/30	37,000		4,380	12,395	(8,015)
Kohl’s Corp.	(5.00)%	Quarterly	6/20/30	48,000		(880)	12,900	(13,780)
Kohl’s Corp.	(5.00)%	Quarterly	6/20/30	81,000		(1,485)	24,300	(25,785)
Kohl’s Corp.	(5.00)%	Quarterly	6/20/30	102,000		(1,870)	32,130	(34,000)
Lincoln National Corp.	(1.00)%	Quarterly	6/20/27	32,000		(197)	(207)	10
Lincoln National Corp.	(1.00)%	Quarterly	6/20/28	435,000		(3,568)	(2,169)	(1,399)
Lincoln National Corp.	(1.00)%	Quarterly	6/20/28	100,000		(820)	(451)	(369)
Lincoln National Corp.	(1.00)%	Quarterly	6/20/27	362,000		(2,233)	1,572	(3,805)
Organon & Co.	(5.00)%	Quarterly	6/20/28	624,000		(57,426)	(38,347)	(19,079)
WPP Finance	(1.00)%	Quarterly	6/20/31	385,000	EUR	5,606	7,197	(1,591)
Traded Index
ITRAXX.EUR.XOVER	(5.00)%	Quarterly	6/20/31	4,120,000	EUR	(501,615)	(425,649)	(75,966)
ITRAXX.EUR.XOVER	(5.00)%	Quarterly	6/20/31	4,132,000	EUR	(503,076)	(404,708)	(98,368)
ITRAXX.EUR.XOVER	(5.00)%	Quarterly	6/20/31	1,870,000	EUR	(227,675)	(216,286)	(11,389)
ITRAXX.EUR.XOVER	(5.00)%	Quarterly	6/20/31	10,000	EUR	(1,216)	(1,011)	(205)
Contracts to Sell Protection[c,d]
Traded Index
[e]CDX.EM.45	1.00%	Quarterly	6/20/31	1,000,000		(22,169)	(41,390)	19,221	Investment Grade
[e]CDX.NA.HY.46	5.00%	Quarterly	6/20/31	2,970,000		246,164	124,592	121,572	Non-Investment Grade
[e]CDX.NA.IG.46	1.00%	Quarterly	6/20/31	17,000,000		380,978	287,896	93,082	Investment Grade
[e]ITRAXX.EUR	1.00%	Quarterly	6/20/31	8,000,000	EUR	207,837	134,506	73,331	Investment Grade
[e]ITRAXX.EUR.XOVER	5.00%	Quarterly	6/20/31	5,000,000	EUR	608,756	419,274	189,482	Non-Investment Grade
Total Centrally Cleared Swap Contracts						$(119,678)	$(52,809)	$(66,869)

franklintempleton.com	Annual Report	51

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
OTC Swap Contracts
Contracts to Buy Protection[c]
Single Name
ADGB	(1.00)%	Quarterly	BZWS	6/20/31	670,000		$(19,171)	$(16,846)	$(2,325)
ADGB	(1.00)%	Quarterly	BZWS	6/20/31	260,000		(7,439)	(6,667)	(772)
ADGB	(1.00)%	Quarterly	BZWS	6/20/31	242,000		(6,924)	(6,450)	(474)
ADGB	(1.00)%	Quarterly	BZWS	6/20/31	242,000		(6,924)	(6,250)	(674)
CCB	(1.00)%	Quarterly	GSCO	12/20/30	790,000		(23,047)	(18,938)	(4,109)
Government of China	(1.00)%	Quarterly	GSCO	12/20/30	790,000		(21,286)	(17,593)	(3,693)
Government of Egypt	(1.00)%	Quarterly	CITI	6/20/26	197,000		(290)	1,146	(1,436)
Government of Korea	(1.00)%	Quarterly	GSCO	6/20/31	3,028,000		(114,275)	(92,344)	(21,931)
Government of Qatar	(1.00)%	Quarterly	BZWS	6/20/31	2,370,000		(77,923)	(67,616)	(10,307)
Industrial and Commercial Bank of China	(1.00)%	Quarterly	GSCO	12/20/30	790,000		(23,103)	(18,938)	(4,165)
ION Platform Finance	(5.00)%	Quarterly	GSCO	6/20/30	76,000	EUR	15,913	16,825	(912)
Kingdom of Saudi Arabia	(1.00)%	Quarterly	BZWS	6/20/31	4,471,000		(87,585)	(20,711)	(66,874)
Nippon Paper Industries Co.	(1.00)%	Quarterly	GSCO	6/20/31	135,453,000	JPY	43,236	49,800	(6,564)
Petroleos Mexicanos	(1.00)%	Quarterly	BZWS	12/20/27	910,000		4,988	14,851	(9,863)
Rakuten Group Inc.	(1.00)%	Quarterly	GSCO	6/20/31	88,521,000	JPY	31,352	41,897	(10,545)
Univision Communications Inc.	(5.00)%	Quarterly	GSCO	6/20/30	99,000		(9,058)	(2,804)	(6,254)
Contracts to Sell Protection[c,d]
Single Name
Government of Kenya	1.00%	Quarterly	BZWS	6/20/31	235,000		(26,807)	(29,606)	2,799	B
Government of Nigeria	1.00%	Quarterly	BZWS	6/20/31	1,660,000		(108,762)	(113,278)	4,516	B
Total OTC Swap Contracts							$(437,105)	$(293,522)	$(143,583)
Total Credit Default Swap Contracts							$(556,783)	$(346,331)	$(210,452)

a In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b Based on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d The Fund enters contracts to sell protection to create a long credit position.
e A portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(g).

52	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
At May 31, 2026, the Fund had the following interest rate swap contracts outstanding. See Note 1(d).
Interest Rate Swap Contracts

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive Fixed 7.02%
Pay Floating 3-Month-JIBAR	Quarterly	12/18/26	34,983,147	ZAR	$1,009
Receive Fixed 13.29%
Pay Floating BRLCDI	Annually	1/04/27	2,980,054	BRL	3,129
Receive Fixed 13.41%
Pay Floating BRLCDI	Annually	1/04/27	5,875,629	BRL	10,788
Receive Fixed 16.25%
Pay Floating BRLCDI	Annually	1/04/27	9,083,263	BRL	(56,341)
Receive Fixed 7.98%
Pay Floating COLIBOR	Quarterly	3/19/27	5,531,819,764	COP	(46,069)
Receive Fixed 8.02%
Pay Floating COLIBOR	Quarterly	3/19/27	6,276,246,033	COP	(52,769)
Receive Fixed 3.70%
Pay Floating SOFR	Annually	6/03/27	6,310,000		(8,474)
Receive Fixed 8.52%
Pay Floating COLIBOR	Quarterly	12/17/27	1,890,683,756	COP	(26,575)
Receive Fixed 8.52%
Pay Floating COLIBOR	Quarterly	12/17/27	7,409,316,244	COP	(104,143)
Receive Fixed 3.58%
Pay Floating SOFR	Annually	7/28/28	1,996,000		(12,089)
Receive Fixed 3.30%
Pay Floating SOFR	Annually	11/12/28	7,274,000		(96,035)
Receive Fixed 13.44%
Pay Floating BRLCDI	Annually	1/02/29	14,380,185	BRL	(43,599)
Receive Fixed 3.47%
Pay Floating 1-Day EONIA	Annually	12/18/29	13,815,899	CZK	(16,228)
Receive Fixed 5.41%
Pay Floating 6-Month-BUBOR	Annually	12/18/29	447,284,564	HUF	10,600
Receive Fixed 5.42%
Pay Floating 6-Month-BUBOR	Annually	12/18/29	182,487,019	HUF	4,613
Receive Fixed 5.44%
Pay Floating 6-Month-BUBOR	Annually	12/18/29	182,228,417	HUF	4,991
Receive Fixed 7.68%
Pay Floating Banxico Mexico 1 Month Rate	Monthly	6/12/30	30,200,000	MXN	1,381
Receive Fixed 6.17%
Pay Floating 6-Month-BUBOR	Annually	9/17/30	650,000,000	HUF	83,827
Receive Fixed 13.28%
Pay Floating BRLCDI	Annually	1/02/31	3,798,293	BRL	(12,434)
Receive Fixed 13.29%
Pay Floating BRLCDI	Annually	1/02/31	3,601,707	BRL	(11,892)
Receive Fixed 13.45%
Pay Floating BRLCDI	Annually	1/02/31	14,500,000	BRL	(20,058)
Receive Fixed 13.75%
Pay Floating BRLCDI	Annually	1/02/31	2,250,000	BRL	225
Receive Fixed 5.94%
Pay Floating rate 6-Month-BUBOR	Annually	3/18/31	77,000,000	HUF	8,796
Receive Floating rate 6-Month-BUBOR
Pay Fixed 5.90%	Annually	3/18/31	127,061,935	HUF	(13,826)
Receive Floating rate 6-Month-BUBOR
Pay Fixed 6.62%	Annually	3/18/31	122,736,423	HUF	(25,579)
Receive Fixed 1.53%
Pay Floating rate China 7-Day Repo	Quarterly	6/17/31	3,000,000	CNY	(594)

franklintempleton.com	Annual Report	53

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Interest Rate Swap Contracts (continued)

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts (continued)
Receive Fixed 4.12%
Pay Floating rate 6-Month-BUBOR	Annually	6/17/31	24,730,137	CZK	$(7,138)
Receive Fixed 4.12%
Pay Floating rate 6-Month-BUBOR	Annually	6/17/31	31,569,863	CZK	(9,458)
Receive Fixed 4.38%
Pay Floating BRLCDI	Annually	6/17/31	11,500,000	CZK	3,172
Receive Floating rate China 7-Day Repo
Pay Fixed 1.65%	Quarterly	6/17/31	15,900,000	CNY	(16,079)
Receive Fixed 5.85%
Pay Floating 6-Month-BUBOR	Annually	12/18/34	100,982,120	HUF	(18,810)
Receive Fixed 5.87%
Pay Floating 6-Month-BUBOR	Annually	12/18/34	101,317,888	HUF	(19,219)
Receive Fixed 7.80%
Pay Floating 3-Month-JIBAR	Quarterly	12/17/35	29,000,000	ZAR	(13,769)
Receive Fixed 5.17%
Pay Floating rate 6-Month-BUBOR	Annually	6/17/36	45,000,000	HUF	1,625
Receive Fixed 5.43%
Pay Floating rate 6-Month-BUBOR	Annually	6/17/36	195,229,000	HUF	20,181
Total Centrally Cleared Swap Contracts					(476,841)
OTC Swap Contracts
Receive Fixed 37.35%
Pay Floating TLREF, Counterparty BZWS	Quarterly	9/15/26	57,587,182	TRY	27,240
Receive Fixed 37.30%
Pay Floating TLREF, Counterparty JPHQ	Quarterly	9/15/26	65,412,818	TRY	31,276
Receive Fixed 5.43%
Pay Floating MIBOR, Counterparty CITI	Semi-Annually	12/17/27	210,000,000	INR	(23,419)
Total OTC Swap Contracts					35,097
Total Interest Rate Swap Contracts					$(441,744)

*In U.S. dollars unless otherwise indicated.
At May 31, 2026, the Fund had the following total return swap contracts outstanding. See Note 1(d).
Total Return Swap Contracts

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts
Currency Contracts - Long[a]
Cross Asset Trend	Fixed 0.00%	Monthly	BNPP	6/30/26	8,565,982		$61,914
FX G10 Carry	Fixed 0.00%	Monthly	CITI	6/30/26	5,539,179		61,256
FX G10 Value	Fixed 0.00%	Monthly	CITI	6/30/26	17,533,475		(85,400)
							37,770
Equity Contracts - Long[a]
104 Corp	1-Day FEDEF + 0.10%	Monthly	MSCO	8/31/26	23,249		(540)
3i Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	186,090	GBP	(83,312)
A Ethical Fpo	1-Day RBACR + 0.30%	Monthly	MSCO	1/07/27	39,898	AUD	(5,638)
A1 Telekom Austria AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	84,339	EUR	7,126
Able Global Berhad	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	10,294		718
Aboitiz Power Corporation	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	7,651		(44)
ABRDN PLC	1-Day SONIA + 0.275%	Monthly	MSCO	7/08/26	136,338	GBP	76,896

54	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
AcadeMedia AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	1,817,384	SEK	$45,224
Accelleron	Euro STR + 0.30%	Monthly	JPHQ	2/10/27	128,085	CHF	1,324
Acciona SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/30	111,232	EUR	12,940
Aces Electronic Co. Ltd.	1-Day FEDEF + 0.10%	Monthly	MSCO	12/07/26	64,379		16,799
Acs Actividades De Construction	1-Day EONIA + 0.275%	Monthly	MSCO	7/07/26	94,885	EUR	21,609
Adata Technology Co. Ltd.	1-Day FEDEF + 0.10%	Monthly	MSCO	5/26/27	13,018		221
AddLife AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/02/30	2,355,497	SEK	(3,758)
Adecco	1-Day SARON + 0.35%	Monthly	JPHQ	12/30/26	174,599	CHF	(53,748)
Adesso SE	Euro STR + 0.35%	Monthly	JPHQ	1/07/31	29,980	EUR	(1,136)
Adi Sarana Armada TBK	1-Day FEDEF + 0.35%	Monthly	MSCO	9/10/26	26,843		(9,578)
Advanced Media Inc	1-Day SONIA + 0.275%	Monthly	GSCO	8/05/26	7,375,754	JPY	309
Advanced Power Electronic	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	102,012		97,347
Advice IT Infinite Public	1-Day FEDEF + 0.25%	Monthly	MSCO	9/24/26	56,780		8,835
Aeci Limited	1-Day SABOR + 0.70%	Monthly	MSCS	7/17/30	2,858,455	ZAR	49,732
Aegean Airlines	Euro STR + 1.00%	Monthly	GSCO	5/17/27	45,788	EUR	6,135
Aegon	Euro STR + 0.35%	Monthly	JPHQ	4/03/36	259,031	EUR	61,012
Aerisres Fpo	1-Day RBACR + 0.30%	Monthly	MSCO	3/05/27	116,158	AUD	(8,171)
Agesa Hayat Emeklilik	1-Day FEDEF + 1.25%	Monthly	MSCO	9/24/26	139,458		8,156
Ahresty Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	8,232,901	JPY	(3,298)
AIB Group PLC	1-Day EONIA + 0.275%	Monthly	MSCO	5/17/27	153,128	EUR	7,790
AIB Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	47,230	GBP	52,338
Aida Engineering	TONAR + 0.35%	Monthly	GSCO	6/24/26	12,647,661	JPY	17,436
AIMS APAC Reit	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	229,905	SGD	17,914
Air France-KLM	1-Day EONIA + 0.30%	Monthly	MSCS	10/02/29	134,260	EUR	23,121
Airport Facilities Co.	TONAR + 0.35%	Monthly	GSCO	3/08/27	1,924,515	JPY	(1,030)
Aisan Industry Co	TONAR + 0.35%	Monthly	GSCO	6/24/26	14,426,564	JPY	2,753
Aisin Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	22,992,871	JPY	22,308
AJ Bell PLC	1-Day SONIA + 0.275%	Monthly	MSCO	5/13/27	95,993	GBP	19,224
AK Medical Holdings Ltd.	HONIA + 0.35%	Monthly	GSCO	12/18/26	513,753	HKD	(3,755)
Aker Solutions ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/30	1,694,441	NOK	62,805
AKR Corporido Tbk.	1-Day FEDEF + 0.35%	Monthly	MSCO	2/10/27	91,497		(17,285)
Al Majed Oud Co.	SOFR + 0.75%	Monthly	GSCO	5/17/27	99,115		1,361
Al-Babtain Power And Tele	SOFR + 0.75%	Monthly	GSCO	5/17/27	155,590		(4,303)
Albaraka Turk Katilim Bankasi AS	1-Day FEDEF + 0.30%	Monthly	MSCS	11/27/30	135,433		(16,061)
Alfa Financial Software	1-Day SONIA + 0.35%	Monthly	MSCS	11/18/29	81,887	GBP	(17,631)
A-Living Smart City Service	HIBOR + 0.35%	Monthly	GSCO	6/25/26	515,541	HKD	(9,286)
ALK Abello A/S	1-Week CIBOR + 0.275%	Monthly	SEBA	6/12/30	857,844	DKK	31,008
Alliance Global Group	1-Day FEDEF + 0.25%	Monthly	MSCO	9/30/26	10,670		1,176
Allianz Malaysia Bhd.	1-Day FEDEF + 0.25%	Monthly	MSCO	1/18/27	42,942		(1,757)
Allot Ltd.	1-Day COF + 0.30%	Monthly	MSCO	5/17/27	38,100	ILS	462
Alltop Technology Co. Ltd.	1-Day FEDEF + 0.10%	Monthly	MSCO	3/31/27	81,784		23,617
Almasane Alkobra Mining	SOFR + 0.75%	Monthly	GSCO	5/17/27	160,493		(10,686)
Alps Alpine Co. Ltd.	TONAR + 0.35%	Monthly	GSCO	12/23/26	10,485,611	JPY	4,957
Alsok Co Ltd.	TONAR + 0.35%	Monthly	GSCO	4/20/27	6,061,662	JPY	(1,309)
Alten	1-Day EONIA + 0.275%	Monthly	MSCO	10/28/26	91,523	EUR	(8,955)
Aluminum Corp of China	HIBOR + 0.35%	Monthly	GSCO	6/26/26	843,927	HKD	31,377

franklintempleton.com	Annual Report	55

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Alzchem Group AG	Euro STR + 0.35%	Monthly	JPHQ	11/22/30	214,314	EUR	$55,092
Amasten Fastighets AB	1-Week STIBOR + 0.275%	Monthly	SEBA	11/27/30	901,341	SEK	1,010
Amata Corp	1-Day FEDEF + 0.25%	Monthly	MSCO	9/03/26	93,457		47,413
Ambea AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	2,971,978	SEK	82,262
Amedeo Air Four Plus	1-Day SONIA + 0.275%	Monthly	MSCO	4/09/36	16,808	GBP	12,986
Americana Restaurants	SOFR + 0.75%	Monthly	GSCO	5/17/27	51,725		973
Ammb Holdings Bhd.	1-Day FEDEF + 0.25%	Monthly	MSCO	3/01/27	66,523		(597)
Amotiv Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	170,694	AUD	(28,682)
AMS-Osram AG	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/30	123,185	CHF	231,162
Ana Holdings Inc	TONAR + 0.35%	Monthly	GSCO	6/24/26	28,156,532	JPY	6,926
Anadolu Sigorta	1-Day FEDEF + 1.25%	Monthly	MSCO	12/30/35	128,043		(7,055)
Anest Iwata Corp	TONAR + 0.35%	Monthly	GSCO	6/24/26	9,920,480	JPY	8,266
Anima Holding SpA	1-Month EURIBOR + 0.40%	Monthly	JPHQ	7/17/30	56,457	EUR	2,335
Anker Innovations	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	37,539		(429)
Anpec Electronics Corp	1-Day FEDEF + 0.10%	Monthly	MSCO	6/25/26	137,003		84,243
Ansell Fpo	1-Day RBACR + 0.30%	Monthly	MSCO	1/15/27	131,554	AUD	(13,396)
Anycolor Inc.	TONAR + 0.35%	Monthly	GSCO	5/19/27	2,510,594	JPY	484
AO World PLC	1-Day SONIA + 0.35%	Monthly	MSCS	12/02/30	92,546	GBP	1,270
Aoyama Trading Co	TONAR + 0.35%	Monthly	GSCO	6/24/26	15,156,319	JPY	(2,252)
AP Memory Technology Corp.	1-Day FEDEF + 0.10%	Monthly	MSCO	1/29/27	41		73
Arcadyan Technology Corp	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	233,829		(18,688)
Arcelormettal Ord.	1-Day EONIA + 0.40%	Monthly	MSCS	1/20/32	846,027	EUR	132,879
AREIT Inc	1-Day FEDEF + 0.25%	Monthly	MSCO	9/30/26	10,029		(1,639)
Argosy Research	1-Day FEDEF + 0.10%	Monthly	MSCO	9/08/26	142,244		23,332
Ariston Holding NV	Euro STR + 0.35%	Monthly	JPHQ	11/29/30	109,819	EUR	(33,056)
Arjo AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	715,539	SEK	(22,577)
Aroundtown SA	Euro STR + 0.35%	Monthly	JPHQ	9/12/30	347,723	EUR	9,676
Artience Co Ltd.	TONAR + 0.35%	Monthly	GSCO	5/19/27	2,067,096	JPY	173
ARYZTA	1-Day SARON + 0.35%	Monthly	JPHQ	4/26/31	211,304	CHF	(31,593)
Asahi Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	2,590	JPY	-
Asahi Intecc Co Ltd	1-Day TONAR + 0.35%	Monthly	GSCO	10/16/26	24,386,972	JPY	71,454
Asahi Kasei Corp.	TONAR + 0.35%	Monthly	GSCO	1/29/27	16,641,747	JPY	16,746
Ascencio	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	88,331	EUR	11,420
Ascom Holding AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	41,709	CHF	49,370
Asia Pile Holdings Corpor	TONAR + 0.35%	Monthly	GSCO	6/24/26	14,229,171	JPY	38,271
ASML Holding NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/29	216,227	EUR	146,451
Asrock Incorporation	1-Day FEDEF + 0.10%	Monthly	MSCO	8/17/26	202,113		(1,546)
Asseco Poland SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/30	73,671		7,087
Astellas Pharma	TONAR + 0.35%	Monthly	GSCO	4/14/27	31,854,731	JPY	(13,746)
Astral Foods Ltd.	1-Day SABOR + 0.30%	Monthly	MSCS	7/17/30	2,569,374	ZAR	48,678
Atalaya Mining PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/28	82,621	GBP	7,737
Atoss Software AG	Euro STR + 0.35%	Monthly	JPHQ	8/01/30	282,802	EUR	(98,951)
Attendo AB	1-Week STIBOR + 0.28%	Monthly	SEBA	1/08/31	2,006,489	SEK	149,701
Auclinical Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	177,182	AUD	(32,832)
Aumann AG	Euro STR + 0.35%	Monthly	JPHQ	1/22/31	49,867	EUR	11,168
Aurelia Fpo.	1-Day RBACR + 0.30%	Monthly	MSCO	1/21/27	66,800	AUD	(748)

56	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Austevoll Seafood ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/12/26	819,825	NOK	$(6,763)
Autoneum	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/30	140,607	CHF	24,246
Avation PLC	1-Day SONIA + 0.275%	Monthly	MSCO	2/24/31	25,268	GBP	(2,215)
Avax	Euro STR + 1.00%	Monthly	GSCO	5/31/27	6,874	EUR	140
AVI Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	10/03/30	1,741,911	ZAR	(3,645)
Avon Technologies Plc. Ord.	1-Day SONIA + 0.275%	Monthly	MSCO	1/27/27	22,498	GBP	230
Avrupakent Gmyo	1-Day FEDEF + 1.25%	Monthly	MSCO	8/11/26	119,447		(4,703)
Axa SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/30	116,263	EUR	6,462
Axfood AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/33	911,371	SEK	(15,176)
Axial Retailing Inc	TONAR + 0.35%	Monthly	GSCO	6/24/26	11,746,326	JPY	(6,079)
Azimut Holding SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/29	225,929	EUR	6,445
Aztech Gbl	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	34,377	SGD	13,626
B Grimm Power Pcl	1-Day FEDEF + 0.25%	Monthly	MSCO	9/30/26	86,055		313
B&P Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	2,270,078	JPY	(1,166)
B2 Impact ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/30	491,544	NOK	60,087
Babcock International	1-Day SONIA + 0.275%	Monthly	MSCO	6/10/26	94,960	GBP	(11,585)
Baidu ADS Rep	1-Day FEDEF + 0.40%	Monthly	MSCS	3/29/32	463,099		(793)
Balfour Beatty	1-Day SONIA + 0.35%	Monthly	MSCS	9/18/30	272,498	GBP	163,819
Banco Santander SA	1-Day EONIA + 0.35%	Monthly	MSCS	8/05/29	184,732	EUR	18,370
Bangkok Life Assurance	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	79,701		16,189
Bank Ocbc Nisp Tbk	1-Day FEDEF + 0.35%	Monthly	MSCO	6/25/26	4,872		(573)
Bank of Chongqing Co.	1-Day FEDEF + 1.00%	Monthly	MSCO	2/03/27	118,342		18,995
Bank of East Asia Limited	HONIA + 0.35%	Monthly	GSCO	4/28/27	693,718	HKD	(1,980)
Bank of Georgia Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/31/30	79,735	GBP	37,608
Bank of Qingdao Co. Ltd.	1-Day FEDEF + 1.00%	Monthly	MSCO	5/10/27	25,902		(1,152)
Bank Tabungan Negara Pers	1-Day FEDEF + 0.35%	Monthly	MSCO	4/22/27	84,050		(6,740)
Banque Saudi Fransi	SOFR + 0.75%	Monthly	GSCO	5/17/27	153,743		(2,731)
Barclays PLC	1-Day SONIA + 0.44%	Monthly	MSCS	7/17/30	258,840	GBP	156,459
Barco	Euro STR + 0.35%	Monthly	JPHQ	12/31/49	181,162	EUR	(53,758)
Basilea Pharmaceutica AG	Euro STR + 6.75%	Monthly	JPHQ	5/08/31	209,162	CHF	50,386
Basler Ag	Euro STR + 0.35%	Monthly	JPHQ	1/13/27	58,609	EUR	62,504
BAWAG Group AG	Euro STR + 0.35%	Monthly	JPHQ	4/03/36	234,741	EUR	79,107
Bayer AG	Euro STR + 0.35%	Monthly	JPHQ	9/04/30	141,985	EUR	16,695
BB Biotech AG	1-Day SARON + 0.35%	Monthly	JPHQ	4/11/36	195,458	CHF	127,136
BCPG PCL	1-Day FEDEF + 0.25%	Monthly	MSCO	3/11/27	60,561		(706)
BE Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	334,472	SEK	246
Bega Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	322,296	AUD	(7,742)
Beijer Alma	1-Week STIBOR + 0.275%	Monthly	SEBA	3/17/27	876,307	SEK	23,235
Bekaert SA	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	125,236	EUR	22,325
Bellway PLC	1-Day SONIA + 0.35%	Monthly	MSCS	4/04/29	129,905	GBP	(19,562)
Beneteau	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/30	84,629	EUR	(20,437)
Betagro Pcl.	1-Day FEDEF + 0.25%	Monthly	MSCO	9/24/26	113,126		(7,721)
Betsson AB	1-Week STIBOR + 0.275%	Monthly	SEBA	7/17/30	776,648	SEK	(25,288)
Bic Camera Inc.	TONAR + 0.35%	Monthly	GSCO	12/16/26	10,652,830	JPY	3,422
Bilfinger SE	Euro STR + 0.35%	Monthly	JPHQ	12/06/30	110,717	EUR	10,129
Billerud AB	1-Week STIBOR + 0.275%	Monthly	SEBA	7/29/30	4,294,714	SEK	(178,089)

franklintempleton.com	Annual Report	57

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Binjiang Svc Group Co Ltd	HIBOR + 0.35%	Monthly	GSCO	6/25/26	729,823	HKD	$3,920
BioGaia AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	510,242	SEK	1,722
Bloom Energy Corp.	1-Day FEDEF + 0.15%	Monthly	BNPP	6/01/28	5,894,229		178,865
Blue Bird Tbk Pt	1-Day FEDEF + 0.35%	Monthly	MSCO	7/31/26	14,529		(3,412)
Bluestar Adisseo Company	1-Day FEDEF + 1.00%	Monthly	MSCO	5/28/27	12,363		(12)
BNK Financial Group Inc.	1-Day FEDEF + 0.10%	Monthly	MSCO	4/27/27	57,326		(6,935)
BNP Paribas SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/30	376,525	EUR	140,074
Boe Technology Group	1-Day FEDEF + 1.00%	Monthly	MSCO	5/07/27	58,200		13,014
Boe Varitronix Ltd	HIBOR + 0.35%	Monthly	GSCO	11/30/26	1,584,095	HKD	(19,421)
Bogdanka SA	1-Day FEDEF + 0.30%	Monthly	MSCS	8/19/30	85,436		(17,698)
Boliden AB	1-Week STIBOR + 0.275%	Monthly	SEBA	6/08/26	3,470,043	SEK	58,120
Bonheur ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	8/28/30	569,383	NOK	9,763
Boozt AB	1-Week STIBOR + 0.275%	Monthly	SEBA	9/19/29	788,636	SEK	34,510
Bouygues	1-Day EONIA + 0.30%	Monthly	MSCO	3/14/36	147,302	EUR	34,935
Bpost	Euro STR + 0.35%	Monthly	JPHQ	11/07/30	49,892	EUR	(7,113)
Bravura Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	229,562	AUD	7,017
Brickability Group PLC	1-Day SONIA + 0.275%	Monthly	MSCO	12/08/30	10,663	GBP	(2,181)
Brother Industries	TONAR + 0.35%	Monthly	GSCO	12/08/26	15,800,777	JPY	19,970
Bulten AB	1-Week STIBOR + 0.275%	Monthly	SEBA	10/18/30	524,729	SEK	(14,142)
Burberry Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/29	202,516	GBP	2,025
Burckhardt	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	391,537	CHF	(67,157)
Burkhalter Holdings	1-Day SARON + 0.35%	Monthly	JPHQ	9/12/30	126,672	CHF	42,552
Buysell Technologies Co.	TONAR + 0.35%	Monthly	GSCO	6/24/26	7,544,741	JPY	16,737
C&D Property Management	HIBOR + 0.35%	Monthly	GSCO	6/25/26	272,260	HKD	2,158
Cafe De Coral Hldgs	HIBOR + 0.35%	Monthly	GSCO	6/29/26	581,455	HKD	(27,058)
Cafe24 Corp	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	189,716		(99,194)
Cairn Homes PLC	1-Day EONIA + 0.275%	Monthly	MSCO	5/17/27	167,917	EUR	2,572
Cairn Homes PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	114,140	GBP	42,024
CaixaBank SA	1-Day EONIA + 0.35%	Monthly	MSCS	8/21/35	166,612	EUR	17,533
Canal Plus SA Ord	1-Day SONIA + 0.275%	Monthly	MSCO	8/25/26	72,454	GBP	(1,523)
Cancom SE	Euro STR + 0.35%	Monthly	JPHQ	1/07/31	192,520	EUR	45,491
Capitaland Malaysia Trust	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	12,728		(1,119)
Capland Ascott	1-Day SORA + 0.30%	Monthly	MSCO	3/17/27	171,443	SGD	(1,233)
Care Property Invest	Euro STR + 0.35%	Monthly	JPHQ	12/16/30	97,333	EUR	7,566
Carmila	1-Day EONIA + 0.30%	Monthly	MSCS	8/07/30	190,610	EUR	1,048
Carrefour	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/30	68,591	EUR	15,844
Cathay Pacific Airways	HONIA + 0.35%	Monthly	GSCO	12/18/26	1,133,770	HKD	11,354
CBH Engineering Holding	1-Day FEDEF + 0.25%	Monthly	MSCO	5/31/27	5,468		209
Cedarwoods Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	9/11/26	83,590	AUD	(9,133)
Cembre	Euro STR + 0.35%	Monthly	JPHQ	11/14/29	29,395	EUR	932
Central Asia Metals PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/25/29	115,420	GBP	(14,132)
Central Pattana Public Co.	1-Day FEDEF + 0.25%	Monthly	MSCO	2/17/27	87,858		(2,740)
Centrica PLC ORD	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	158,548	GBP	22,143
Century Iron & Steel Industries	1-Day FEDEF + 0.10%	Monthly	MSCO	10/02/26	103,901		(23,752)
CEWE Stiftung & Co. KGaA	Euro STR + 0.35%	Monthly	JPHQ	3/18/36	110,926	EUR	10,168
CH Karnchang Public Limited	1-Day FEDEF + 0.25%	Monthly	MSCO	5/25/27	36,423		63

58	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Changgao Electric	1-Day FEDEF + 0.25%	Monthly	MSCO	8/21/26	99,619		$47,304
Chaoju Eye Care Holdings	HIBOR + 0.35%	Monthly	GSCO	6/25/26	273,263	HKD	(460)
CHC Healthcare Group	1-Day FEDEF + 0.10%	Monthly	MSCO	2/03/27	25,674		(3,772)
Cheilworldwide	1-Day FEDEF + 0.10%	Monthly	MSCO	6/23/26	208,872		(33,133)
China Aircraft Leasing Gp	HIBOR + 0.35%	Monthly	GSCO	6/25/26	158,856	HKD	(1,823)
China Aviation	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	47,156	SGD	21,704
China Bluechemical Limited	HIBOR + 0.35%	Monthly	GSCO	6/25/26	312,260	HKD	(5,418)
China Foods Ltd	HIBOR + 0.35%	Monthly	GSCO	6/25/26	729,164	HKD	6,309
China Intl Marine Contain	HIBOR + 0.35%	Monthly	GSCO	6/26/26	892,530	HKD	27,325
China Merchants	1-Day FEDEF + 0.25%	Monthly	MSCO	7/29/26	27,754		4,508
China New Higher Education	HIBOR + 0.35%	Monthly	GSCO	10/06/26	649,736	HKD	(35,142)
China Nonferrous Mining	HONIA + 0.35%	Monthly	GSCO	3/10/27	300,592	HKD	3,085
China Oilfield Services	HIBOR + 0.35%	Monthly	GSCO	10/07/26	722,505	HKD	1,008
China Railway Tielong	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	136,760		(3,807)
China Reinsurance	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,047,254	HKD	(21,268)
China Res Med Hldgs Co Lt	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,972,884	HKD	(79,834)
China Shineway Pharmaceutcal	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,070,244	HKD	(4,043)
China Tower Corp. Ltd.	HONIA + 0.35%	Monthly	GSCO	1/14/27	1,250,090	HKD	(19,199)
Chipmos Technologies Inc.	1-Day FEDEF + 0.10%	Monthly	MSCO	2/25/27	55,455		46,386
Chow Sang Sang Hldgs Intl	HIBOR + 0.35%	Monthly	GSCO	6/25/26	687,859	HKD	(19,429)
Chrysalis Investments	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/30	104,412	GBP	(18,622)
Chsocinfra Ord Units	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	257,625	AUD	(29,511)
Chung Hsin Electric & Mac	1-Day FEDEF + 0.10%	Monthly	MSCO	3/22/27	160,424		14,743
Cikarang Listrindo TBK	1-Day FEDEF + 0.35%	Monthly	MSCO	9/24/26	7,981		(459)
Citic Limited	HONIA + 0.35%	Monthly	GSCO	4/30/27	286,329	HKD	337
Citycon OYJ	Euro STR + 0.28%	Monthly	SEBA	8/23/30	47,608	EUR	(8,769)
CJ	1-Day FEDEF + 0.10%	Monthly	MSCO	6/19/26	162,224		(28,009)
CJ Logistics	1-Day FEDEF + 0.10%	Monthly	MSCO	1/22/27	51,677		(10,730)
CK Hutchison Holdings Lim	HONIA + 0.35%	Monthly	GSCO	4/30/27	229,017	HKD	2,899
Clariant International AG	1-Day SARON + 0.35%	Monthly	JPHQ	5/30/35	151,279	CHF	8,452
Clarkson PLC	1-Day SONIA + 0.35%	Monthly	MSCS	5/06/31	97,801	GBP	28,258
Clas Ohlson AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	1,511,176	SEK	97,223
Clinuvel Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	211,932	AUD	(29,770)
Cliq Digital AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	20,293	EUR	(8,727)
Cloetta AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/34	1,850,592	SEK	(6,720)
CMGE Technology Gp Ltd	HIBOR + 0.35%	Monthly	GSCO	11/30/26	169,364	HKD	(8,546)
CMOC Group Limited	HIBOR + 0.35%	Monthly	GSCO	6/26/26	453,669	HKD	39,905
Coca-Cola Bottlers Japan	TONAR + 0.35%	Monthly	GSCO	2/26/27	13,773,972	JPY	(8,763)
Coca-Cola HBC	1-Day SONIA + 0.257%	Monthly	MSCO	10/16/26	136,537	GBP	20,144
Codan Fpo	1-Day RBACR + 0.30%	Monthly	MSCO	3/09/27	167,828	AUD	26,271
Collins Fd Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	320,048	AUD	(17,049)
Com7 Public Co Ltd	1-Day FEDEF + 0.25%	Monthly	MSCO	6/22/26	157,644		35,624
Commerzbank AG	Euro STR + 0.35%	Monthly	JPHQ	12/18/30	247,374	EUR	76,670
Companhia De Saneamento Basico Ord	1-Day FEDEF + 0.60%	Monthly	MSCS	7/10/26	1,228,676		(42,167)
Compass Gas	1-Day FEDEF + 0.60%	Monthly	MSCS	5/09/32	262,527		(19,334)
Computacenter PLC ORD	1-Day SONIA + 0.35%	Monthly	MSCS	7/15/26	105,571	GBP	104,769

franklintempleton.com	Annual Report	59

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Computer Engineering & Co	TONAR + 0.35%	Monthly	GSCO	6/24/26	12,056,922	JPY	$(3,982)
Conduit Holdings Ltd.	1-Day SONIA + 0.35%	Monthly	MSCS	10/17/30	93,920	GBP	(5,776)
Construcciones y Auxiliar de Ferrocarriles	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/30	169,254	EUR	113,864
Consun Pharmaceutical Grp	HIBOR + 0.35%	Monthly	GSCO	6/24/26	714,180	HKD	(19,258)
Contemporary Amper	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	91,387		15,018
Continental AG	Euro STR + 0.35%	Monthly	JPHQ	11/03/30	154,639	EUR	16,416
Convatec Group Plc Ord Gb	1-Day SONIA + 0.275%	Monthly	MSCO	7/29/26	139,299	GBP	(30,721)
Corbion	Euro STR + 0.35%	Monthly	JPHQ	9/03/30	303,571	EUR	44,097
Cosco Shipping Specialty	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	85,415		12,455
Costain Group	1-Day SONIA + 0.35%	Monthly	MSCS	11/15/30	113,967	GBP	77,981
Country Garden Svcs Hldgs	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,053,289	HKD	(15,615)
CPI Europe AG	Euro STR + 0.35%	Monthly	JPHQ	11/27/30	140,002	EUR	(13,255)
Credit Agricole	1-Day EONIA + 0.275%	Monthly	MSCO	7/09/26	167,308	EUR	2,372
Creditcorp Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	276,084	AUD	(37,834)
Cresco Ltd	1-Day TONAR + 0.35%	Monthly	GSCO	11/02/26	8,166,652	JPY	(1,184)
Cromwell Stapled	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	104,619	AUD	7,719
CS Wind Corp.	1-Day FEDEF + 0.10%	Monthly	MSCO	7/10/26	77,259		(25,139)
CSHARE FPO	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	194,524	AUD	(3,403)
CTCI Corp.	1-Day FEDEF + 0.10%	Monthly	MSCO	5/26/27	30,337		27
Ctt-Correios De Portugal	Euro STR + 0.35%	Monthly	GSCO	5/17/27	65,823	EUR	(3,754)
Currys PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/30	232,733	GBP	122,510
Cuscal Ltd. Fpo	1-Day RBACR + 0.30%	Monthly	MSCO	5/07/27	96,986	AUD	1,665
Cvilux Corporation	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	70,427		41,482
Cyber Agent	TONAR + 0.35%	Monthly	GSCO	2/11/27	17,881,953	JPY	(3,501)
Cyberlink Corp	1-Day FEDEF + 0.10%	Monthly	MSCO	10/05/26	78,287		(23,604)
Cybozu Inc.	TONAR + 0.35%	Monthly	GSCO	5/19/27	2,387,118	JPY	950
Daeduck Electronics Co. Lt.	1-Day FEDEF + 0.10%	Monthly	MSCO	5/07/27	28,150		12,982
Daesang	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	183,801		(34,613)
Daeyang Electric Co. Ltd.	1-Day FEDEF + 0.10%	Monthly	MSCO	12/17/26	66,472		(19,105)
Dah Sing Banking Group	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,147,659	HKD	53,384
Daihanpharm	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	46,730		(9,555)
Daiichikosho Co.	TONAR + 0.35%	Monthly	GSCO	5/25/27	5,353,840	JPY	(817)
Daishi Hokuetsu Financial	TONAR + 0.35%	Monthly	GSCO	3/31/27	24,001,360	JPY	5,187
Daitron Co. Ltd.	TONAR + 0.35%	Monthly	GSCO	5/11/27	386,228	JPY	(184)
Dajin Heavy Industry Co.	1-Day FEDEF + 1.00%	Monthly	MSCO	5/12/27	24,552		(3,011)
Danieli & C Officine Meccaniche SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	253,841	EUR	280,731
Danske Bank A/S	1-Week CIBOR + 0.275%	Monthly	SEBA	11/13/30	1,568,613	DKK	21,609
Data3 Fpo	1-Day RBACR + 0.30%	Monthly	MSCO	5/31/27	18,448	AUD	116
Datang International Power	HONIA + 0.35%	Monthly	GSCO	3/15/27	545,324	HKD	12,351
Datatec Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	11/27/30	2,718,396	ZAR	55,047
DBA Group	Euro STR + 0.35%	Monthly	JPHQ	11/03/30	28,755	EUR	9,889
Deceuninck	Euro STR + 0.35%	Monthly	JPHQ	11/07/30	28,313	EUR	1,609
Dedicare AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/27/31	265,776	SEK	(2,544)
Delfi	1-Day SORA + 0.30%	Monthly	MSCO	12/15/26	27,218	SGD	4,102
DEME Group	Euro STR + 0.35%	Monthly	JPHQ	8/22/30	90,872	EUR	56,935
Deterra Re Fpo	1-Day RBACR + 0.30%	Monthly	MSCO	5/07/27	101,442	AUD	433

60	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Deutsche Bank AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	283,376	EUR	$74,330
Deutsche Lufthansa AG	Euro STR + 0.35%	Monthly	JPHQ	9/06/34	163,149	EUR	2,222
Deutsche Telekom AG	Euro STR + 0.35%	Monthly	JPHQ	8/01/30	32,044	EUR	1,619
Develia SA	1-Day FEDEF + 1.25%	Monthly	MSCO	12/19/30	47,393		32,500
Dfirg Usd	1-Day FEDEF + 0.40%	Monthly	MSCO	7/10/26	160,770		19,000
Digiplus Interactive Corp	1-Day FEDEF + 0.25%	Monthly	MSCO	6/19/26	64,909		(34,467)
Digital Hearts Holdings	TONAR + 0.35%	Monthly	GSCO	2/15/27	2,551,476	JPY	(1,802)
Dingzing Advanced Materia	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	48,179		(2,647)
Distribuidora Internacional	1-Day EONIA + 0.275%	Monthly	MSCO	2/18/31	98,430	EUR	71,996
DKSH Switzerland Ltd.	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/26	68,781	CHF	6,632
DNO ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/15/29	1,650,251	NOK	(11,884)
DO & CO AG	Euro STR + 0.35%	Monthly	JPHQ	9/06/30	134,871	EUR	3,682
Dof Group Asa	1-Week NIBOR + 0.275%	Monthly	SEBA	3/18/27	1,543,766	NOK	(19,505)
Dogan Holding	1-Day FEDEF + 1.25%	Monthly	MSCO	9/25/26	214,121		36,084
Dom Development	1-Day FEDEF + 1.25%	Monthly	MSCS	11/28/30	20,411		8,816
Dong-A Science & Tech Co.	1-Day FEDEF + 0.10%	Monthly	MSCO	3/30/27	14,262		(1,569)
Dongkook Pharm	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	214,721		2,967
Dongsung Finetec	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	61,677		(15,513)
Dongyue Group Limited	HONIA + 0.35%	Monthly	GSCO	5/03/27	233,534	HKD	7,653
Dormakaba Holding AG	1-Day SARON + 0.35%	Monthly	JPHQ	3/04/31	105,953	CHF	131,908
dotdigital Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	6/03/29	26,197	GBP	983
Doublegames Co. Ltd.	1-Day FEDEF + 0.10%	Monthly	MSCO	12/01/26	103,945		19,700
Doutor Nichires Holdings	1-Day TONAR + 0.35%	Monthly	GSCO	10/12/26	19,931,787	JPY	1,867
Downer Edi Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	234,033	AUD	29,182
Dr. Martens PLC	1-Day SONIA + 0.275%	Monthly	MSCO	3/02/31	90,175	GBP	8,855
Drax Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	307,192	GBP	74,635
Duerr AG	Euro STR + 0.35%	Monthly	JPHQ	2/17/31	225,192	EUR	17,304
Dufry AG	Euro STR + 0.35%	Monthly	JPHQ	8/16/29	327,328	CHF	44,640
DWS Group SE	Euro STR + 0.35%	Monthly	JPHQ	12/07/26	161,712	EUR	20,120
E1 Corporation	1-Day FEDEF + 0.10%	Monthly	MSCO	2/05/27	32,664		(6,035)
East West Banking Corporation	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	248		9
Easy Holdings Co. Ltd.	1-Day FEDEF + 0.10%	Monthly	MSCO	1/07/27	45,934		(2,716)
Easyjet PLC	1-Day SONIA + 0.35%	Monthly	MSCO	7/17/26	322,414	GBP	(66,031)
Ebro Foods	1-Day EONIA + 0.35%	Monthly	MSCO	12/04/30	100,035	EUR	13,505
Eckert & Ziegler SE	Euro STR + 0.35%	Monthly	JPHQ	1/07/31	58,376	EUR	3,493
Econocom Group SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	39,045	EUR	(2,887)
Edenred	1-Day EONIA + 0.30%	Monthly	MSCS	10/02/30	127,908	EUR	14,336
Eeka Fashion Holdings Ltd.	HONIA + 0.35%	Monthly	GSCO	1/27/27	191,932	HKD	(4,101)
EFG International AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/30	166,590	CHF	87,672
Eiffage SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/29	108,603	EUR	4,914
El.En. SpA	Euro STR + 0.35%	Monthly	JPHQ	7/13/29	122,695	EUR	41,976
Elbit Systems Ltd.	1-Day COF + 0.30%	Monthly	MSCO	5/17/27	466,460	ILS	20,318
Elecom Co	1-Day TONAR + 0.35%	Monthly	GSCO	9/30/26	7,065,861	JPY	(829)
Elekta AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/05/29	3,168,964	SEK	(23,156)
Elior Group	1-Day EONIA + 0.275%	Monthly	MSCO	9/08/30	123,842	EUR	(40,749)
Elis SA	1-Day EONIA + 0.30%	Monthly	MSCS	2/26/30	234,681	EUR	(440)

franklintempleton.com	Annual Report	61

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Elnusa Tbk	1-Day FEDEF + 0.35%	Monthly	MSCO	6/29/26	28,110		$216
Elopak Asa	1-Week NIBOR + 0.275%	Monthly	SEBA	5/07/28	426,294	NOK	(6,629)
Elvalhalcor	Euro STR + 1.00%	Monthly	GSCO	5/17/27	4,214	EUR	(414)
E-Mart Inc	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	169,480		(12,949)
Emlpayment Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	8/26/26	88,633	AUD	(36,659)
Emmi	1-Day SARON + 0.35%	Monthly	JPHQ	11/09/26	254,062	CHF	39,330
Endeavour Mining Plc Ord.	1-Day SONIA + 0.275%	Monthly	MSCO	2/17/27	163,556	GBP	(1,909)
Endesa SA	1-Day EONIA + 0.35%	Monthly	MSCS	1/13/31	203,449	EUR	90,643
Endo Lighting Corp	TONAR + 0.35%	Monthly	GSCO	6/24/26	10,925,346	JPY	4,685
Endur Asa	1-Week NIBOR + 0.275%	Monthly	SEBA	3/05/27	569,006	NOK	9,053
Enea AB	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/26	197,251		59,774
Enel Group	1-Day EONIA + 0.40%	Monthly	MSCS	12/05/30	1,058,974	EUR	17,285
Enerjisa Enerji AS	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/29	72,544		(3,873)
ENF Technology Co. Ltd.	1-Day FEDEF + 0.10%	Monthly	MSCO	5/10/27	80,408		(11,499)
Engie SA	1-Day EONIA + 0.40%	Monthly	MSCO	9/25/30	1,635,794	EUR	(10,989)
Ennoconn Corporation	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	212,245		40,670
EnQuest PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/30	71,753	GBP	37,552
Equasens	1-Day EONIA + 0.275%	Monthly	MSCO	11/17/26	47,141	EUR	(317)
Equinor ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/30	534,267	NOK	(5,857)
Equity Flows	Fixed 0.00%	Monthly	JPHQ	6/30/26	1,778,728		(32,838)
Equity Low Beta	Fixed 0.00%	Monthly	DBAB	6/29/31	2,756,021		(160,611)
Equity Momentum	Fixed 0.00%	Monthly	DBAB	6/29/31	7,358,396		(235,838)
Equity Value	Fixed 0.00%	Monthly	DBAB	6/29/31	10,985,099		405
Equity Value	Fixed 0.00%	Monthly	DBAB	6/29/31	1,359,233		50
Erex Co Ltd	TONAR + 0.35%	Monthly	GSCO	7/20/26	4,014,410	JPY	7,750
Ericsson	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	2,375,048	SEK	117,696
Espec Corp.	TONAR + 0.35%	Monthly	GSCO	5/26/27	1,486,012	JPY	628
Etihad Etisalat Co.	SOFR + 0.75%	Monthly	GSCO	5/14/27	205,344		(1,957)
Eubiologics Co Ltd	1-Day FEDEF + 0.10%	Monthly	MSCO	9/02/26	128,129		(40,430)
Eurocash	1-Day FEDEF + 1.25%	Monthly	MSCS	1/06/31	66,372		(17,643)
Eurocell PLC	1-Day SONIA + 0.275%	Monthly	MSCO	9/24/30	44,012	GBP	(22,057)
Eurocommercial Properties NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	142,437	EUR	18,440
Eurofins Scientific	1-Day EONIA + 0.275%	Monthly	MSCO	7/17/30	276,532	EUR	6,870
Euronext Athens	Euro STR + 1.00%	Monthly	GSCO	5/17/27	8,791	EUR	286
Eva Precision Industrial	HIBOR + 0.35%	Monthly	GSCO	6/25/26	371,520	HKD	9,250
Evergreen Aviation Technology	1-Day FEDEF + 0.10%	Monthly	MSCO	1/22/27	66,070		3,681
Everplay Group PLC	1-Day SONIA + 0.275%	Monthly	MSCO	4/15/31	165,903	GBP	(41,596)
EVS Broadcast Equipment SA	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	71,777	EUR	(8,375)
Exedy Corporation	TONAR + 0.35%	Monthly	GSCO	5/28/27	1,205,572	JPY	266
Exem Co Ltd	1-Day FEDEF + 0.10%	Monthly	MSCO	7/20/26	44,920		(12,173)
Exosens	1-Day EONIA + 0.275%	Monthly	MSCO	4/12/27	89,573	EUR	3,469
Eydap	Euro STR + 1.00%	Monthly	GSCO	5/17/27	42,307	EUR	156
F&P Health Fpo Nzx	1-Day NZOCR + 0.30%	Monthly	MSCO	1/08/27	65,508	AUD	(2,935)
Fabege AB	1-Week STIBOR + 0.275%	Monthly	SEBA	11/21/29	2,699,284	SEK	(5,775)
Facc AG	Euro STR + 0.35%	Monthly	JPHQ	2/23/27	62,052	EUR	19,560
Fagron NV	Euro STR + 0.35%	Monthly	JPHQ	8/19/30	55,185	EUR	9,898

62	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Far Eastern New Century	1-Day FEDEF + 0.10%	Monthly	MSCO	9/28/26	165,013		$(14,610)
Farglory Free Trade Zone	1-Day FEDEF + 0.10%	Monthly	MSCO	5/26/27	4,718		—
Ferrotec Corporation	TONAR + 0.35%	Monthly	GSCO	2/19/27	6,093,309	JPY	11,254
Ficont Industry	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	257,638		28,876
Finnair OYJ	Euro STR + 0.275%	Monthly	SEBA	4/15/31	69,318	EUR	26,048
First Gen Corporation	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	944		(160)
First Pacific Co	HIBOR + 0.35%	Monthly	GSCO	7/03/26	343,642	HKD	(6,107)
First Resources	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	64,335	SGD	19,845
FirstGroup PLC	1-Day SONIA + 0.35%	Monthly	MSCS	8/24/30	277,933	GBP	(2,475)
Fisher & Paykel Healthcare	1-Day NZOCR + 0.40%	Monthly	MSCO	6/24/26	297,386	NZD	(542)
Flatexdegiro	Euro STR + 0.35%	Monthly	JPHQ	5/18/27	165,975	EUR	13,376
Fleetwood Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	9/17/26	108,827	AUD	(25,951)
Flight Ctr Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	252,950	AUD	(32,219)
Focusrite Plc Ord.	1-Day SONIA + 0.275%	Monthly	MSCO	2/25/27	24,376	GBP	(2,383)
ForFarmers	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	118,463	EUR	72,295
Formosa Laboratories Inc.	1-Day FEDEF + 0.10%	Monthly	MSCO	9/08/26	31,979		(2,868)
Forterra Plc Ord	1-Day SONIA + 0.275%	Monthly	MSCO	8/27/26	104,466	GBP	(30,834)
Fortress REIT Ltd.	1-Day SABOR + 0.50%	Monthly	MSCS	11/27/30	4,544,935	ZAR	62,327
Forvia	1-Day EONIA + 0.30%	Monthly	MSCS	12/02/30	161,263	EUR	20,269
Foster Electric Co	TONAR + 0.35%	Monthly	GSCO	6/24/26	29,180,955	JPY	85,400
Fourth Milling Co.	SOFR + 0.75%	Monthly	GSCO	5/21/27	10,159		87
Foxconn Tech Co.	1-Day FEDEF + 0.10%	Monthly	MSCO	3/03/27	88,441		3,036
Foxtons Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/18/30	56,812	GBP	(1,914)
Freebit Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	9,658,283	JPY	(1,794)
Freightways Grp Ltd.	1-Day NZOCR + 0.30%	Monthly	MSCO	4/26/27	87,948	NZD	2,740
Fuchs Petrolub SE	Euro STR + 0.35%	Monthly	JPHQ	4/25/31	159,703	EUR	15,085
Furyu Corporation	TONAR + 0.35%	Monthly	GSCO	2/19/27	4,161,077	JPY	3,070
Futaba Industrial Co	TONAR + 0.35%	Monthly	GSCO	6/24/26	11,427,996	JPY	24,558
Fuyao Glass Industry Group	HIBOR + 0.35%	Monthly	GSCO	6/26/26	947,111	HKD	(13,549)
G City Ltd.	1-Day COF + 0.30%	Monthly	MSCO	5/17/27	272,037	ILS	8,798
GA Technologies Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	38,391,627	JPY	(25,592)
Gakken Holdings Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	13,642,296	JPY	(1,322)
Galderma Group N	1-Day SARON + 0.35%	Monthly	JPHQ	5/07/27	143,095	CHF	2,292
Galenica AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/29	166,590	CHF	(17,498)
Galliford Try Holdings PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	133,225	GBP	58,697
[b]Gazprom PJSC ADR	1-Day FEDEF	Monthly	MSCS	1/31/31	173,903		—
GDB Holdings Berhad	1-Day FEDEF + 0.25%	Monthly	MSCO	5/20/27	27,460		1,162
GDI Prop Stapled	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	94,837	AUD	(4,615)
GEA Group	Euro STR + 0.35%	Monthly	JPHQ	6/05/26	191,477	EUR	(15,623)
Geely Automobile Holdings	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,584,552	HKD	9,081
Generali	Euro STR	Monthly	JPHQ	5/31/27	43,409	EUR	207
Genius Electronic Optical	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	188,644		61,324
Gestamp Automocion SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/17/30	203,854	EUR	14,531
Getac Holdings Corp.	1-Day FEDEF + 0.10%	Monthly	MSCO	12/10/26	105,515		(12,708)
Getinge AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/28	1,728,818	SEK	(11,615)
Gfpt Public Company Limit	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	121,798		(10,152)

franklintempleton.com	Annual Report	63

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Giftee Inc.	TONAR + 0.35%	Monthly	GSCO	4/29/27	3,047,115	JPY	$304
Ginlong Technologies Co.	1-Day FEDEF + 1.00%	Monthly	MSCO	5/07/27	68,423		9,340
Giordano International	HIBOR + 0.35%	Monthly	GSCO	9/09/26	235,009	HKD	(930)
GL Events	1-Day EONIA + 0.275%	Monthly	MSCO	5/05/27	40,223	EUR	1,011
Glanbia PLC	1-Day EONIA + 0.275%	Monthly	MSCO	5/14/27	45,941	EUR	1,022
Glenveagh Properties PLC	1-Day EONIA + 0.275%	Monthly	MSCO	5/17/27	105,365	EUR	1,133
Global Mixed Mode Technology	1-Day FEDEF + 0.10%	Monthly	MSCO	9/22/26	65,420		16,317
Global One Real Estate	TONAR + 0.35%	Monthly	GSCO	6/24/26	16,468,070	JPY	(16,593)
GMO Internet Group Inc	TONAR + 0.35%	Monthly	GSCO	6/24/26	29,951,484	JPY	(15,748)
GN Store Nord AS	1-Week CIBOR + 0.275%	Monthly	SEBA	12/08/26	570,303	DKK	(244)
Golden Agr-Res	1-Day SORA + 0.30%	Monthly	MSCO	12/02/26	175,074	SGD	(5,652)
Goodbaby Intl Hldgs Ltd	HIBOR + 0.35%	Monthly	GSCO	6/30/26	673,933	HKD	(17,309)
GPW	1-Day FEDEF + 1.10%	Monthly	MSCO	4/01/27	49,509		4,785
Gr. Sarantis	Euro STR + 1.00%	Monthly	GSCO	5/17/27	16,668	EUR	(20)
Grand City Properties SA	Euro STR + 0.35%	Monthly	JPHQ	11/27/28	174,297	EUR	(11,096)
Grand Korea Leisure	1-Day FEDEF + 0.10%	Monthly	MSCO	3/31/27	11,545		(972)
Granges AB	1-Week STIBOR + 0.28%	Monthly	SEBA	9/02/29	1,470,379	SEK	6,611
Grape King Bio Ltd	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	61,774		(14,570)
Great Wall Motor Company	HIBOR + 0.35%	Monthly	GSCO	10/06/26	1,561,713	HKD	(60,755)
Greencore Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	9/12/30	245,321	GBP	658
Greentown Service Group C	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,912,509	HKD	(2,473)
Grenke AG	Euro STR + 0.35%	Monthly	JPHQ	11/30/26	140,850	EUR	(18,164)
Grifols SA	1-Day EONIA + 0.35%	Monthly	MSCO	3/25/36	168,206	EUR	(27,246)
Grupa Azoty SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/30	142,879		33,498
Grupo Empresarial San Jose	1-Day EONIA + 0.275%	Monthly	MSCO	9/22/26	62,943	EUR	8,616
GS Retail Co Ltd.	1-Day FEDEF + 0.10%	Monthly	MSCO	4/15/27	121,668		(660)
Guangdong Haid	1-Day FEDEF + 0.10%	Monthly	MSCO	8/28/26	83,631		(8,997)
Guangdong Investment	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,803,378	HKD	38,321
Guangshen Railway Co	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	45,973		2,418
Guangzhou Great Power Energy	1-Day FEDEF + 1.00%	Monthly	MSCO	5/07/27	24,732		(3,270)
Gulf Marine Services Plc	1-Day SONIA + 0.275%	Monthly	MSCO	8/27/26	28,246	GBP	3,700
Guoquan Food Shanghai Co.	HONIA + 0.35%	Monthly	GSCO	5/12/27	653,971	HKD	(11,655)
Gurit	1-Day SARON + 0.35%	Monthly	JPHQ	11/06/30	17,500	CHF	39,315
H. Lundbeck A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/30	2,736,049	DKK	18,744
H.I.S. Co. Ltd.	TONAR + 0.35%	Monthly	GSCO	12/04/26	27,201,329	JPY	(32,849)
H2O Retailing Corp.	TONAR + 0.35%	Monthly	GSCO	5/31/27	988,418	JPY	63
Hacksaw AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/09/27	1,949,510	SEK	93,498
Hafnia Ltd.	1-Week NIBOR + 0.275%	Monthly	SEBA	4/15/31	511,243	NOK	14,112
Haier Smart Home Co Ltd	HIBOR + 0.35%	Monthly	GSCO	10/06/26	1,841,617	HKD	(55,352)
Haitian International Holdings	HONIA + 0.35%	Monthly	GSCO	4/28/27	301,175	HKD	(3,201)
Halfords Group Ord.	1-Day SONIA + 0.255%	Monthly	MSCO	12/07/26	82,539	GBP	24,136
Hallenstein Glassons Hldg	1-Day NZOCR + 0.40%	Monthly	MSCO	6/24/26	50,489	NZD	3,435
Halma Ord	1-Day SONIA + 0.275%	Monthly	MSCO	6/23/26	60,126	GBP	2,213
Hammerson PLC	1-Day SONIA + 0.275%	Monthly	MSCO	11/27/30	230,038	GBP	54,487
Hana Financial Group	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	158,739		23,039
Hana Materials Inc.	1-Day FEDEF + 0.10%	Monthly	MSCO	5/05/27	78,944		(13,737)

64	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Hancom Inc.	1-Day FEDEF + 0.10%	Monthly	MSCO	3/01/27	37,815		$(508)
Hankuk Carbon Co	1-Day FEDEF + 0.10%	Monthly	MSCO	11/23/26	43,293		(10,354)
Hanmiglobal Co. Ltd.	1-Day FEDEF + 0.10%	Monthly	MSCO	3/23/27	72,567		(19,523)
Hanwa Co. Ltd.	TONAR + 0.35%	Monthly	GSCO	2/15/27	15,641,363	JPY	13,949
Hanwha General Ins	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	148,090		4,155
HANZA AB	1-Week STIBOR + 0.28%	Monthly	SEBA	6/14/29	145,213	SEK	463
Harbin Electric Co Ltd	HIBOR + 0.35%	Monthly	GSCO	6/25/26	298,606	HKD	46,962
Harel Ins Invs	1-Day COF + 0.30%	Monthly	MSCO	5/14/27	925,364	ILS	(25,146)
Harmony Gold Mining Co. Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	3/06/31	2,956,051	ZAR	(6,393)
Hartadinata Abadi	1-Day FEDEF + 0.35%	Monthly	MSCO	6/25/26	143,456		(2,116)
Hd Hyundai	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	64,641		24,944
HDC Holdings Co. Ltd.	1-Day FEDEF + 0.10%	Monthly	MSCO	12/07/26	183,511		(6,712)
Hdksoe	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	221,843		2,951
Heartseed Inc.	TONAR + 0.35%	Monthly	GSCO	4/02/27	4,837,417	JPY	(5,134)
Heba Fastighets Ab Ser B	1-Week STIBOR + 0.275%	Monthly	SEBA	6/24/26	400,973	SEK	(6,214)
Hecto Innovation	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	50,645		(1,294)
Heidelberger Druckmaschin	Euro STR + 0.35%	Monthly	JPHQ	11/30/26	166,659	EUR	(29,837)
Heijmans NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	175,318	EUR	269,125
Heineken	Euro STR + 0.35%	Monthly	JPHQ	4/12/27	109,969	EUR	(1,496)
Helleniq Energy	Euro STR + 1.00%	Monthly	GSCO	5/21/27	63,962	EUR	2,273
HelloFresh SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	281,190	EUR	(95,752)
Hexatronic Group AB	1-Week STIBOR + 0.275%	Monthly	SEBA	12/18/35	2,036,859	SEK	110,609
Hiag Immobilien	1-Day SARON + 0.35%	Monthly	JPHQ	9/12/30	92,220	CHF	58,141
Highton Ord.	1-Day FEDEF + 0.25%	Monthly	MSCS	12/02/31	856,920		(62,803)
Hill & Smith PLC	1-Day SONIA + 0.275%	Monthly	MSCO	5/13/27	98,348	GBP	7,712
Hirata Corporation	TONAR + 0.35%	Monthly	GSCO	3/08/27	6,672,852	JPY	3,991
Hisense Home Appliances	HIBOR + 0.35%	Monthly	GSCO	7/06/26	1,684,312	HKD	(10,173)
Hisense Visual Technology	1-Day FEDEF + 1.00%	Monthly	MSCO	3/09/27	87,878		16,943
Hito-Communications Holdings	TONAR + 0.35%	Monthly	GSCO	6/24/26	4,216,597	JPY	(3,897)
HK Inno. N Corporation	1-Day FEDEF + 0.10%	Monthly	MSCO	3/10/27	78,334		(9,642)
HMS Networks	1-Week STIBOR + 0.275%	Monthly	SEBA	3/24/27	1,391,392	SEK	29,691
Hochtief AG	Euro STR + 0.35%	Monthly	JPHQ	3/18/30	99,061	EUR	(9,488)
Hoist Finance AB	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/30	1,232,492	SEK	155,338
Hokuriku Electric Power	TONAR + 0.35%	Monthly	GSCO	6/24/26	6,753,362	JPY	(8,232)
Hon Hai Precision Industries	1-Day FEDEF + 0.10%	Monthly	MSCO	3/25/27	46,007		5,408
Hong Kong Exchanges & CLE	HIBOR + 0.35%	Monthly	GSCO	9/28/26	1,018,034	HKD	(7,748)
Hong Leong Asia	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	109,788	SGD	49,258
Hong Leong Industries Bhd	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	49,243		16,651
HORNBACH Holding AG & Co. KGaA	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	129,505	EUR	(9,780)
Hosiden Corp.	TONAR + 0.35%	Monthly	GSCO	6/01/27	1,897,994	JPY	34
Hosokawa Micron Corp	TONAR + 0.35%	Monthly	GSCO	6/24/26	7,004,876	JPY	277
Howden Joinery Group PLC	1-Day SONIA + 0.275%	Monthly	MSCO	5/18/27	56,481	GBP	3,860
HPH Trust USD	1-Day FEDEF + 0.40%	Monthly	MSCO	11/06/26	73,869		(3,104)
Huayu Automotive System	1-Day FEDEF + 1.00%	Monthly	MSCO	12/03/26	26,961		(3,043)
Hufvudstaden Ab Ser A	1-Week STIBOR + 0.275%	Monthly	SEBA	8/11/26	1,929,509	SEK	2,528
Hugo Boss AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/26	376,893	EUR	(38,417)

franklintempleton.com	Annual Report	65

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Huhtamaki OYJ	Euro STR + 0.275%	Monthly	SEBA	1/30/31	383,036	EUR	$(83,917)
Huishang Bank Corporation	HONIA + 0.35%	Monthly	GSCO	4/30/27	500,657	HKD	(3,333)
Human Hldgs Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	2,499,738	JPY	(178)
Humana AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	844,692	SEK	20,054
Hunting PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/28	85,274	GBP	27,983
Husqvarna AB	1-Week STIBOR + 0.275%	Monthly	SEBA	9/25/30	3,232,623	SEK	(33,538)
HUUUGE Inc.	1-Day FEDEF + 1.25%	Monthly	MSCS	7/01/27	62,139		(6)
Hwacom Systems Inc.	1-Day FEDEF + 0.10%	Monthly	MSCO	5/07/27	60,151		(5,430)
Hwaway Tech Corp.	1-Day FEDEF + 0.10%	Monthly	MSCO	1/25/27	25,483		(6,175)
Hyprop Inv Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	4/30/27	2,886,361	ZAR	2,265
Hyundai Department Store	1-Day FEDEF + 0.10%	Monthly	MSCO	9/02/26	118,811		20,400
Hyundai Marine & Fire	1-Day FEDEF + 0.10%	Monthly	MSCO	1/07/27	111,498		14,071
Hyundai Steel Company	1-Day FEDEF + 0.10%	Monthly	MSCO	4/08/27	22,900		1,741
Hyundai Wia	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	139,782		45,399
Icade	1-Day EONIA + 0.275%	Monthly	MSCO	7/13/26	144,186	EUR	(3,135)
ID Holdings Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	3,347,979	JPY	727
IG Design Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/30	39,504	GBP	4,881
IGG Inc	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,333,564	HKD	(28,485)
Im Financial Group Co. Ltd.	1-Day FEDEF + 0.10%	Monthly	MSCO	4/12/27	42,798		(1,952)
Imdex Fpo	1-Day RBACR + 0.30%	Monthly	MSCO	3/31/27	54,897	AUD	1,958
InBody	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	71,964		37,733
Incap Corp.	Euro STR + 0.28%	Monthly	SEBA	8/22/30	19,097	EUR	429
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/28	50,944		15,148
Index Living Mall Pcl	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	20,214		(127)
Indosat	1-Day FEDEF + 0.35%	Monthly	MSCO	6/25/26	106,284		(1,807)
Indus-Holding AG	Euro STR + 0.35%	Monthly	JPHQ	10/11/30	116,580	EUR	22,165
Industri Jamu & Farmasi	1-Day FEDEF + 0.35%	Monthly	MSCO	12/01/26	6,141		(2,093)
Industrivarden AB	1-Week STIBOR + 0.28%	Monthly	SEBA	8/15/30	1,500,815	SEK	7,020
Infomart Corporation	TONAR + 0.35%	Monthly	GSCO	12/16/26	12,971,539	JPY	(6,321)
Ingenia Stapled	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	265,783	AUD	(52,886)
Inghams Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	189,047	AUD	(46,458)
Innoscripta SE	Euro STR + 0.35%	Monthly	JPHQ	5/18/27	44,039	EUR	7,605
Innovent Biologics Inc.	HONIA + 0.35%	Monthly	GSCO	5/05/27	182,489	HKD	(2,053)
Intea Fastigheter	1-Week STIBOR + 0.275%	Monthly	SEBA	5/05/27	914,489	SEK	2,968
Integrafin Holdings Plc	1-Day SONIA + 0.275%	Monthly	MSCO	11/18/26	234,585	GBP	3,735
International Consolidated Airlines Group SA	1-Day SONIA + 0.30%	Monthly	MSCS	5/27/31	238,078	GBP	115,716
International Container	1-Day FEDEF + 0.25%	Monthly	MSCO	5/31/27	12,701		(607)
Intesa Sanpaolo SpA	Euro STR + 0.35%	Monthly	JPHQ	4/22/31	227,721	EUR	33,304
Investec Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	9/15/30	2,423,818	ZAR	8,440
IP Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/29	84,629	GBP	24,520
Ipsen Pharma SAS	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/30	250,525	EUR	(13,624)
Ipsos Group SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/30	73,555	EUR	16,781
Iren	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	290,168	EUR	11,268
ISDN	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	19,437	SGD	17,233

66	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Ishihara Sangyo Kaisha	TONAR + 0.35%	Monthly	GSCO	6/24/26	27,593,820	JPY	$58,340
ISS A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	11/27/30	523,991	DKK	12,971
Iteq Corp.	1-Day FEDEF + 0.10%	Monthly	MSCO	3/17/27	46,545		41,791
Ithaca Energy PLC	1-Day SONIA + 0.275%	Monthly	MSCO	5/13/27	71,089	GBP	(18,401)
Jacquet Metals SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/30	7,903	EUR	1,003
Jafco Group Co. Ltd.	TONAR + 0.35%	Monthly	GSCO	12/08/26	5,729,601	JPY	(3,437)
Japan Airlines Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	34,990,719	JPY	(9,840)
Japan Material Co. Ltd.	TONAR + 0.35%	Monthly	GSCO	2/16/27	20,034,316	JPY	16,726
Japan Post Insurance Co.	TONAR + 0.35%	Monthly	GSCO	4/08/27	6,988,191	JPY	(4,408)
Japan Property Management	TONAR + 0.35%	Monthly	GSCO	6/24/26	8,764,728	JPY	6,636
Japfa Comfeed Indonesia	1-Day FEDEF + 0.35%	Monthly	MSCO	6/23/26	97,323		(5,602)
Jardine C&C	1-Day SORA + 0.40%	Monthly	MSCO	8/19/26	157,928	SGD	(10,164)
Jaya Tiasa Holdings Bhd	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	99,120		2,852
JBCC Holdings Inc	TONAR + 0.35%	Monthly	GSCO	6/24/26	3,636,418	JPY	(2,208)
JCDecaux SE	1-Day EONIA + 0.30%	Monthly	MSCS	11/07/30	287,733	EUR	54,582
JD Logistics Inc	HIBOR + 0.35%	Monthly	GSCO	6/25/26	793,044	HKD	(15,151)
JD Sports Fashion PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/29	37,083	GBP	(136)
Jet2 PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/18/30	271,436	GBP	(41,160)
JG Summit Holdings Inc	1-Day FEDEF + 0.25%	Monthly	MSCO	9/30/26	68,513		2,570
JGC Holdings Corporation	TONAR + 0.35%	Monthly	GSCO	4/05/27	6,235,147	JPY	1,942
Jiangsu Changshu	1-Day FEDEF + 0.25%	Monthly	MSCO	6/29/26	52,257		(354)
Jiangsu Guotai	1-Day FEDEF + 1.00%	Monthly	MSCO	12/03/26	81,647		4,425
Jiangsu Suzhou Rural	1-Day FEDEF + 0.25%	Monthly	MSCO	6/29/26	63,861		(5,523)
JNBY Design Ltd	HIBOR + 0.35%	Monthly	GSCO	6/25/26	721,987	HKD	64
Johnson Service Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	6/07/26	188,266	GBP	21,559
JP Holdings Inc	TONAR + 0.35%	Monthly	GSCO	6/24/26	8,286,890	JPY	4,729
JSE Ltd	1-Day SABOR + 0.70%	Monthly	MSCO	9/15/30	1,686,633	ZAR	9,085
JSP Corp	TONAR + 0.35%	Monthly	GSCO	6/24/26	4,228,052	JPY	9,245
Jtekt Corporation	TONAR + 0.35%	Monthly	GSCO	6/19/26	27,770,555	JPY	113,923
Julius Baer	Euro STR + 0.35%	Monthly	JPHQ	7/17/29	216,523	CHF	15,708
JVM	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	99,811		(27,871)
JW Pharmaceutical	1-Day FEDEF + 0.10%	Monthly	MSCO	1/07/27	52,137		(5,614)
K Car	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	87,198		(39,314)
K+S AG	Euro STR + 0.35%	Monthly	JPHQ	12/07/26	65,171	EUR	(3,067)
Kaimei Electronic Corp.	1-Day FEDEF + 0.10%	Monthly	MSCO	2/25/27	37,940		30,285
Kainos Group Plc Ord.	1-Day SONIA + 0.263%	Monthly	MSCO	1/14/27	81,348	GBP	6,777
Kalekim Kimyevi Maddeler	1-Day FEDEF + 1.25%	Monthly	MSCO	8/11/26	141,597		(24,312)
Kalmar Oyj	Euro STR + 0.275%	Monthly	SEBA	8/23/29	193,584	EUR	14,925
Kamada Ltd.	1-Day COF + 0.30%	Monthly	MSCO	5/17/27	71,739	ILS	(1,003)
Kanamoto Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	31,925,890	JPY	83,335
Kaneka Corp	1-Day TONAR + 0.35%	Monthly	GSCO	11/30/26	18,203,168	JPY	22,267
Kanematsu Corp	TONAR + 0.35%	Monthly	GSCO	6/24/26	34,957,270	JPY	66,217
Kansai Paint Co. Ltd.	TONAR + 0.35%	Monthly	GSCO	2/09/27	6,832,100	JPY	(3,490)
Kaufman ET Broad	1-Day EONIA + 0.30%	Monthly	MSCS	12/02/30	98,288	EUR	(22,416)
KDDI Corporation	TONAR + 0.35%	Monthly	GSCO	3/29/27	8,103,196	JPY	2,517
Keller Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	183,560	GBP	153,144

franklintempleton.com	Annual Report	67

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Kelsian Fpo	1-Day RBACR + 0.30%	Monthly	MSCO	3/31/27	42,513	AUD	$4,861
Kepco	1-Day FEDEF + 4.00%	Monthly	MSCO	6/24/26	133,975		(18,679)
Kernel Holding SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/30	11,632		15,024
Kia Corp	1-Day FEDEF + 0.10%	Monthly	MSCO	6/23/26	106,435		27,242
Kiatnakin Phatra Bank PCL	1-Day FEDEF + 0.25%	Monthly	MSCO	5/27/27	39,599		960
Kier Group Plc	1-Day SONIA + 0.275%	Monthly	MSCO	10/29/26	115,690	GBP	(7,631)
Kina Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	53,489	AUD	1,603
Kingfa SCI&Tech Co	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	53,715		6,932
Kingfisher PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/28	124,802	GBP	(935)
Kinsus Interconnect Technology	1-Day FEDEF + 0.10%	Monthly	MSCO	5/03/27	16,814		6,433
Kioxia Holdings Corporation	TONAR + 0.35%	Monthly	GSCO	2/26/27	12,296,836	JPY	129,511
Kip Real Estate Investments	1-Day FEDEF + 0.25%	Monthly	MSCO	9/14/26	20,541		(356)
Kitron ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/19/29	2,245,040	NOK	61,464
The Klinique Medical Clinic	1-Day FEDEF + 0.25%	Monthly	MSCO	9/02/26	39,660		(1,914)
KoganCom Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	127,165	AUD	13,073
Kojamo Plc	Euro STR + 0.275%	Monthly	SEBA	2/23/27	96,751	EUR	(25,133)
Kokusai Electric Corp.	TONAR + 0.35%	Monthly	GSCO	5/26/27	10,870,202	JPY	3,926
Konecranes OYJ	Euro STR + 0.28%	Monthly	SEBA	11/22/30	7,533	EUR	(69)
Konecranes PLC	Euro STR + 0.275%	Monthly	SEBA	11/22/30	118,641	EUR	94,066
Koninklijke Ahold Delhaize NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/26	349,937	EUR	22,881
Koninklijke BAM Groep NV	Euro STR + 0.35%	Monthly	JPHQ	8/14/30	298,916	EUR	250,994
Konoike Transport Co Limited	TONAR + 0.35%	Monthly	GSCO	6/24/26	42,042,248	JPY	(21,960)
Korea Gas	1-Day FEDEF + 0.10%	Monthly	MSCO	9/02/26	57,540		(8,127)
KorElecTerm	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	165,512		12,450
Koyou Rentia Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/25/26	1,833,150	JPY	1,559
KPIC	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	195,679		(2,193)
Krones AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	255,020	EUR	(8,215)
KT Skylife Co Ltd	1-Day FEDEF + 0.10%	Monthly	MSCO	10/30/26	4,977		(651)
Kubell Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	5,969,534	JPY	(13,606)
Kumba Iron Ore Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	3/25/36	2,913,580	ZAR	(2,254)
Kuo Toong International	1-Day FEDEF + 0.10%	Monthly	MSCO	3/24/27	118,936		4,577
KWS Saat SE & Co. KGaA	Euro STR + 0.35%	Monthly	JPHQ	8/15/30	86,956	EUR	32,776
L.D.C.	1-Day EONIA + 0.275%	Monthly	MSCO	9/15/26	63,767	EUR	23,752
La Francaise Des Jeux SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/30	68,451	EUR	(8,468)
Lagercrantz Group AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/13/30	599,059	SEK	2,759
Leo Palace 21 Corp	TONAR + 0.35%	Monthly	GSCO	6/22/26	27,750,488	JPY	1,462
Leonardo SpA	Euro STR + 0.35%	Monthly	JPHQ	7/17/29	76,306	EUR	(5,569)
Leong Hup International	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	42,685		9,912
LG Electronics	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	125,778		256,853
LG Innotek	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	59,634		277,919
LG Uplus	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	313,558		5,177
Life Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	31,867,545	JPY	17,495
Life Healthcare Group Holdings Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	7/17/26	1,583,278	ZAR	(5,426)
Lime Technologies AB	1-Week STIBOR + 0.275%	Monthly	SEBA	1/22/27	961,277	SEK	(513)
Linea Directa Aseguradora	1-Day EONIA + 0.275%	Monthly	MSCO	6/08/26	60,107	EUR	330
Lintec Corp.	TONAR + 0.35%	Monthly	GSCO	5/11/27	5,901,703	JPY	2,647

68	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Lion Travel Service Co Ltd	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	202,658		$(307)
Lisi	1-Day EONIA + 0.275%	Monthly	MSCO	10/28/26	126,876	EUR	47,256
Liteon Tech	1-Day FEDEF + 0.30%	Monthly	MSCS	5/09/32	291,760		40,098
Livzon Pharmaceutical Group	HIBOR + 0.35%	Monthly	GSCO	7/03/26	997,961	HKD	(23,608)
Loadstar Capital K K	TONAR + 0.35%	Monthly	GSCO	3/12/27	4,249,333	JPY	(1,545)
Logista	1-Day EONIA + 0.35%	Monthly	MSCS	9/16/30	248,319	EUR	7,794
Logitech International	1-Day SARON + 0.35%	Monthly	JPHQ	2/17/31	269,318	CHF	119,600
Lonking Holdings Ltd	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,364,641	HKD	9,814
Loomis AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/15/26	3,339,450	SEK	47,289
Lotte Fine Chem	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	110,293		11,592
Lottomatica Group	Euro STR + 0.35%	Monthly	JPHQ	5/03/27	95,663	EUR	(3,442)
LPP	1-Day FEDEF + 1.25%	Monthly	MSCS	10/10/35	167,050		13,216
LT Group Inc	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	26,371		1,701
Lumax International Corp	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	87,127		17,230
Luotea Oyj	Euro STR + 0.275%	Monthly	SEBA	1/27/31	7,809	EUR	(481)
M Up Holdings Inc	1-Day TONAR + 0.35%	Monthly	GSCO	10/21/26	9,093,330	JPY	(15,491)
M&A Capital Partners Co.	TONAR + 0.35%	Monthly	GSCO	5/24/27	1,774,882	JPY	(346)
Macmahon Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	125,808	AUD	114,718
Magnum Berhad	1-Day FEDEF + 0.25%	Monthly	MSCO	9/18/26	6,077		(46)
Maharah Human Resources	SOFR + 0.75%	Monthly	GSCO	5/17/27	153,361		472
Maire Tecnimont SpA	Euro STR + 0.35%	Monthly	JPHQ	8/14/30	232,631	EUR	69,513
Makus Inc.	1-Day FEDEF + 0.10%	Monthly	MSCO	12/07/26	74,690		(3,236)
Malayan Cement Berhad	1-Day FEDEF + 0.25%	Monthly	MSCO	2/11/27	87,249		1,514
Malayan Flour Mills Bhd	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	59,037		5,448
Malaysia Smelting Corporation	1-Day FEDEF + 0.25%	Monthly	MSCO	5/27/27	2,607		(35)
Manitou BF SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/28	34,820	EUR	3,976
Marimekko Corp.	Euro STR + 0.28%	Monthly	SEBA	7/17/30	34,405	EUR	(7,653)
Marketech International	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	150,629		126,473
Marks & Spencer Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	63,563	GBP	5,424
Marston’s PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/30	91,653	GBP	25,576
Mavi Giyim Sanayi Ve Ticaret AS	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/30	33,531		(91)
Maxis Berhad	1-Day FEDEF + 0.25%	Monthly	MSCO	8/26/26	129,470		(540)
Mayr-Melnhof Karton AG	Euro STR + 0.35%	Monthly	JPHQ	2/05/31	65,459	EUR	7,781
Mazda Motor Corp	TONAR + 0.35%	Monthly	GSCO	6/24/26	22,226,192	JPY	29,227
MBB SE	Euro STR + 0.35%	Monthly	JPHQ	9/11/26	79,985	EUR	4,069
Mcbride Ord.	1-Day SONIA + 0.2544%	Monthly	MSCO	12/07/26	55,373	GBP	15,403
MCNEX	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	107,483		(29,163)
ME Group International PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/28/28	55,618	GBP	4,503
Mebuki Financial Group	TONAR + 0.35%	Monthly	GSCO	6/24/26	20,957,868	JPY	67,602
Medcap AB	1-Week STIBOR + 0.275%	Monthly	SEBA	12/09/26	1,275,609	SEK	(3,092)
MediaForEurope	1-Day EONIA + 0.35%	Monthly	JPHQ	5/31/31	133,662	EUR	11,921
MediaForEurope	1-Day EONIA + 0.35%	Monthly	MSCO	5/31/31	103,324	EUR	32,588
Medios AG	Euro STR + 0.35%	Monthly	JPHQ	11/01/31	48,108	EUR	1,812
Medmix	1-Day SARON + 0.35%	Monthly	JPHQ	11/27/26	104,619	CHF	(15,403)
Mega Lifesciences Public	1-Day FEDEF + 0.25%	Monthly	MSCO	2/04/27	42,117		(3,901)
Megastudyedu	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	132,055		(28,589)

franklintempleton.com	Annual Report	69

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Megaworld Corporation	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	30,222		$(1,494)
Melia Hotels International	1-Day EONIA + 0.35%	Monthly	MSCO	5/20/31	53,854	EUR	30,816
Members Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	7,420,886	JPY	(4,475)
Mercialys SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/30	21,827	EUR	1,690
Mercury Nz Ltd.	1-Day NZOCR + 0.30%	Monthly	MSCO	12/07/26	54,086	NZD	2,351
Mersen	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/30	58,778	EUR	52,893
Metals X Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	55,939	AUD	30,461
Metrovacesa S.A.	1-Day EONIA + 0.275%	Monthly	MSCO	5/05/27	145,546	EUR	(13,214)
MGM China Hldgs Ltd.	HONIA + 0.35%	Monthly	GSCO	1/25/27	339,832	HKD	(5,678)
MI Technovation Berhad	1-Day FEDEF + 0.25%	Monthly	MSCO	5/20/27	42,266		5,966
Micreed Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	1,206,628	JPY	(614)
Mikron Group	1-Day SARON + 0.35%	Monthly	JPHQ	9/12/30	19,305	CHF	2,898
Mirait One Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	16,738,497	JPY	39,312
Miroku Jyoho Service Co	TONAR + 0.35%	Monthly	GSCO	6/24/26	7,652,049	JPY	(1,921)
Mitchells & Butlers PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/27/30	148,385	GBP	(12,092)
Mitie Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	79,679	GBP	24,445
Mitra Adiperkasa Tbk	1-Day FEDEF + 0.35%	Monthly	MSCO	8/31/26	67,516		4,274
Miura Co Ltd	1-Day TONAR + 0.35%	Monthly	GSCO	10/21/26	3,228,391	JPY	(41)
MN Holdings Berhad	1-Day FEDEF + 0.25%	Monthly	MSCO	4/22/27	73,853		6,794
Modern Dental Group Limit	HIBOR + 0.35%	Monthly	GSCO	6/25/26	336,524	HKD	7,593
Modern Times Group MTG AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/08/31	3,244,681	SEK	60,903
Modetour	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	25,189		(6,744)
Mogan Enerji	1-Day FEDEF	Monthly	MSCO	12/01/26	39,051		11,684
Molten Ventures PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/33	128,335	GBP	34,634
Monadel Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	183,031	AUD	66,800
Monde Nissin Corporation	1-Day FEDEF + 0.25%	Monthly	MSCO	9/30/26	4,911		737
Moneysupermarket.com	1-Day SONIA + 0.35%	Monthly	MSCS	2/27/30	97,900	GBP	2,801
Moonpig Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/29	104,859	GBP	5,256
Morgan Sindall Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	112,594	GBP	1,072
Morita Holdings	TONAR + 0.35%	Monthly	GSCO	3/01/27	4,496,316	JPY	(2,707)
Mostostal Zabrze SA	1-Day FEDEF + 1.25%	Monthly	MSCO	11/03/30	9,047		4,231
Motus Holdings Ltd.	1-Day SABOR + 0.34%	Monthly	MSCS	7/17/29	2,026,926	ZAR	(15,279)
Mouwasat Medical Services	SOFR + 0.75%	Monthly	GSCO	5/17/27	51,176		623
Mr D.I.Y. Group Berhad	1-Day FEDEF + 0.25%	Monthly	MSCO	5/27/27	23,478		(47)
Mr Max Holdings Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	2,793,596	JPY	735
MS & AD Ins Gp Hldgs	TONAR + 0.35%	Monthly	GSCO	3/19/27	4,513,550	JPY	1,731
MT Gibson Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	43,542	AUD	3,252
MTN Group Ltd.	1-Day SABOR + 0.32%	Monthly	MSCS	7/15/26	5,855,197	ZAR	172,267
Muhibbah Engineering	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	7,668		(373)
Mutares SE & Co. KGaA	Euro STR	Monthly	JPHQ	7/31/29	12,610	EUR	2,097
My Humble House Hospitality	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	56,407		(10,576)
Nagano Keiki Co Ltd	1-Day TONAR + 0.35%	Monthly	GSCO	9/17/26	19,492,137	JPY	45,840
Nak Sealing Technologies	1-Day FEDEF + 0.10%	Monthly	MSCO	6/25/26	10,648		792
Nan Pao Resins Chemical	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	77,574		11,130
Napier Holdings Limited	1-Day NZOCR + 0.30%	Monthly	MSCO	12/07/26	12,313	NZD	(68)
Naturgy Energy Group SA	1-Day EONIA + 0.275%	Monthly	MSCO	11/06/26	336,947	EUR	35,979

70	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
NatWest Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	235,685	GBP	$63,509
NC Chem Corp.	1-Day FEDEF + 0.10%	Monthly	MSCO	12/01/26	84,473		1,838
NCC AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	2,777,211	SEK	(1,311)
Nedap	Euro STR + 0.35%	Monthly	JPHQ	2/11/27	79,414	EUR	11,561
Neowiz	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	154,769		(46,258)
Netbay Public Co Ltd	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	62,516		(34,548)
Netcare Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	10/02/30	3,906,366	ZAR	27,904
Netease Inc	HIBOR + 0.35%	Monthly	GSCO	11/10/26	1,191,062	HKD	(8,524)
Netronix Inc	1-Day FEDEF + 0.10%	Monthly	MSCO	8/19/26	120,330		(17,813)
Newborn Town Inc	HIBOR + 0.35%	Monthly	GSCO	6/25/26	297,240	HKD	(7,505)
Newlat Food	Euro STR + 0.35%	Monthly	JPHQ	5/22/31	246,773	EUR	(68,115)
Nexans	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/30	297,087	EUR	94,039
Nexen Tire Corp.	1-Day FEDEF + 0.10%	Monthly	MSCO	3/10/27	27,620		(3,123)
Next Geosolutions Europe	Euro STR + 0.35%	Monthly	JPHQ	1/25/27	25,679	EUR	7,579
Nextone Inc	1-Day TONAR + 0.35%	Monthly	GSCO	10/29/26	14,334,141	JPY	(21,551)
Nforce Secure Pcl	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	15,041		2,434
NGK Corp.	TONAR + 0.35%	Monthly	GSCO	5/10/27	12,877,397	JPY	10,357
NH Foods Ltd	TONAR + 0.35%	Monthly	GSCO	7/06/26	14,719,310	JPY	5,265
NHN Corporation	1-Day FEDEF + 0.10%	Monthly	MSCO	4/15/27	71,363		17,702
NHN KCP Corp.	1-Day FEDEF + 0.10%	Monthly	MSCO	5/05/27	83,172		(3,898)
Nickle Industries Fpo	1-Day RBACR + 0.30%	Monthly	MSCO	5/31/27	29,282	AUD	136
Nihon M&A Center Holdings	TONAR + 0.35%	Monthly	GSCO	3/01/27	7,349,691	JPY	(1,285)
Nihon Trim Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	2,261,057	JPY	(980)
Nilorngruppen AB	1-Week STIBOR + 0.275%	Monthly	SEBA	11/03/30	89,459	SEK	1,892
Ninety One Limited	1-Day SABOR + 0.70%	Monthly	MSCO	8/25/26	2,422,488	ZAR	(5,369)
Ninety One Plc Ord	1-Day SONIA + 0.275%	Monthly	MSCO	8/25/26	49,793	GBP	(770)
Ningbo Deye Technology Co.	1-Day FEDEF + 1.00%	Monthly	MSCO	4/26/27	42,494		(8,367)
Ningxia Baofeng Energy	1-Day FEDEF + 1.00%	Monthly	MSCO	5/12/27	24,695		(3,801)
Niox Group PLC	1-Day SONIA + 0.35%	Monthly	MSCO	1/06/31	41,019	GBP	(4,490)
Nippon Carbide Industries	TONAR + 0.35%	Monthly	GSCO	6/24/26	8,655,193	JPY	29,494
Nippon Dry Chemical Co Lt	TONAR + 0.35%	Monthly	GSCO	6/24/26	9,294,018	JPY	62,270
Nippon Express Hldgs Inc.	TONAR + 0.35%	Monthly	GSCO	4/01/27	2,614,531	JPY	6,688
Nippon Seiki Co	TONAR + 0.35%	Monthly	GSCO	6/24/26	16,511,400	JPY	65,658
Nishi Nippon Financial HL	TONAR + 0.35%	Monthly	GSCO	6/24/26	4,352,591	JPY	4,182
Nissi ASB Machine Co	1-Day TONAR + 0.35%	Monthly	GSCO	11/11/26	6,339,789	JPY	18,940
Nitta Gelatin Inc	TONAR + 0.35%	Monthly	GSCO	6/24/26	6,899,258	JPY	12,618
Nitto Kogyo Corporation	1-Day TONAR + 0.35%	Monthly	GSCO	11/05/26	22,557,373	JPY	24,188
Nittoc Construction Co.	TONAR + 0.35%	Monthly	GSCO	4/08/27	3,158,434	JPY	(1,857)
NN Group NV	Euro STR + 0.35%	Monthly	JPHQ	7/15/26	279,004	EUR	93,318
Nohmi Bosai	TONAR + 0.35%	Monthly	GSCO	5/31/27	479,192	JPY	86
Nolato AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/23/36	320,064	SEK	(5,555)
Norbit ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	12/20/30	105,858	NOK	46
Nordea Bank ABP	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	626,297	SEK	2,823
Nordex SE	Euro STR	Monthly	JPHQ	12/01/30	146,274	EUR	158,075
Norion Bank AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/07/30	571,598	SEK	102
Noritsu Koki Co.	TONAR + 0.35%	Monthly	GSCO	12/16/26	27,487,088	JPY	(451)

franklintempleton.com	Annual Report	71

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Norooholdings	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	59,893		$(17,276)
Norsk Hydro ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	4/08/30	425,909	NOK	11,709
Norwegian Air Shuttle ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/19/30	2,905,802	NOK	99,230
NOS SGPS SA	Euro STR + 0.35%	Monthly	GSCO	5/14/27	119,983	EUR	(1,289)
Note Ab	1-Week STIBOR + 0.275%	Monthly	SEBA	2/25/27	535,341	SEK	253
Nova Ltd.	1-Day COF + 0.30%	Monthly	MSCO	5/17/27	474,514	ILS	(8,642)
Nova Technology Corp	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	54,205		18,027
Novartis AG	1-Day SARON + 0.35%	Monthly	JPHQ	4/22/31	153,247	CHF	43,489
Nrwholdltd Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	294,080	AUD	174,565
NSK	TONAR + 0.35%	Monthly	GSCO	5/26/27	6,108,066	JPY	75
NTN Corp	TONAR + 0.35%	Monthly	GSCO	6/24/26	17,207,165	JPY	67,580
Nuix Ltd. Fpo	1-Day RBACR + 0.30%	Monthly	MSCO	5/06/27	104,238	AUD	989
Nyab AB	1-Week STIBOR + 0.275%	Monthly	SEBA	4/22/27	467,153	SEK	(1,840)
Odfjell SE	1-Week NIBOR + 0.275%	Monthly	SEBA	4/15/31	1,004,239	NOK	3,013
Odfjell Technology Ltd.	1-Week NIBOR + 0.28%	Monthly	SEBA	7/18/30	630,249	NOK	21,905
Okamura Corp.	TONAR + 0.35%	Monthly	GSCO	4/05/27	8,544,271	JPY	(4,322)
Okea ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/30	600,688	NOK	59,463
Okinawa Financial Grp Inc	TONAR + 0.35%	Monthly	GSCO	6/24/26	21,760,704	JPY	80,920
Olam Group	1-Day SORA + 0.30%	Monthly	MSCO	5/18/27	62,716	SGD	2,221
Old Mutual Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	4/30/31	2,741,261	ZAR	1,603
Olvi PLC	Euro STR + 0.275%	Monthly	SEBA	11/29/29	19,751	EUR	(131)
Omnia Holdings Ltd.	1-Day SABOR + 0.31%	Monthly	MSCS	7/17/30	2,088,760	ZAR	63,989
On The Beach Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	91,708	GBP	(29,031)
The One Enterprise Pcl	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	5,314		1,215
Onewo Inc	HIBOR + 0.35%	Monthly	GSCO	9/18/26	801,831	HKD	(19,519)
Open House Group Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	8,553,686	JPY	7,358
Optima Bank	Euro STR + 1.00%	Monthly	GSCO	5/14/27	69,177	EUR	4,643
Orange Polska SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/35	106,346		33,922
Orica Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	11/09/26	200,082	AUD	(2,419)
Oriola Corp.	Euro STR + 0.28%	Monthly	SEBA	7/17/30	23,256	EUR	(4,380)
ORSERO	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	73,421	EUR	13,290
OSB Group	1-Day SONIA + 0.35%	Monthly	MSCS	9/12/30	245,983	GBP	10,347
Osk Holdings Bhd	1-Day FEDEF + 0.25%	Monthly	MSCO	5/25/27	12,978		485
OTE	Euro STR + 1.00%	Monthly	GSCO	5/17/27	174,092	EUR	(2,960)
Ouereit	1-Day SORA + 0.30%	Monthly	MSCO	12/15/26	53,718	SGD	(612)
OVS SpA	Euro STR + 0.35%	Monthly	JPHQ	7/26/30	185,078	EUR	195,654
Pacific Hospital Supply	1-Day FEDEF + 0.35%	Monthly	MSCO	6/24/26	49,663		(10,631)
Palfinger AG	Euro STR + 0.35%	Monthly	JPHQ	8/24/26	45,436	EUR	4,682
Pan Jit International Inc.	1-Day FEDEF + 0.10%	Monthly	MSCO	5/26/27	8,620		1,749
Pantheon Infrastructure	1-Day SONIA + 0.35%	Monthly	MSCO	4/15/31	32,980	GBP	13,364
Panunited	1-Day SORA + 0.30%	Monthly	MSCO	12/10/26	20,343	SGD	4,771
Paragon Banking Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	2/03/30	199,516	GBP	(26,202)
Partners Group	1-Day SARON + 0.35%	Monthly	JPHQ	11/29/28	188,031	CHF	(22,606)
Partron	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	55,754		(1,695)
PC Partner	1-Day SORA + 0.30%	Monthly	MSCO	5/06/27	81,608	SGD	12,959
Peab AB	1-Week STIBOR + 0.275%	Monthly	SEBA	11/25/26	2,403,673	SEK	(5,919)

72	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Pepco	1-Day FEDEF + 1.10%	Monthly	MSCO	10/27/26	28,873		$4,608
Pepco	1-Day FEDEF	Monthly	MSCO	1/21/31	213,711		124,034
Per Aarsleff Holding A/S	1-Week CIBOR + 0.28%	Monthly	SEBA	7/17/30	1,330,905	DKK	75,110
Perenti Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	97,354	AUD	12,203
Perion Network Ltd.	1-Day COF + 0.30%	Monthly	MSCO	5/17/27	66,554	ILS	(4,072)
Perseus Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	150,044	AUD	33,617
Persol Holdings Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	51,306,129	JPY	(35,532)
Perusahaan Gas Negara Tbk	1-Day FEDEF + 0.35%	Monthly	MSCO	6/22/26	127,422		(1,591)
Perusahaan Perkebunan Lon	1-Day FEDEF + 0.35%	Monthly	MSCO	6/25/26	50,417		(5,177)
Petronas Dagangan Bhd	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	166,778		(20,723)
Pexip Holding	1-Week NIBOR + 0.28%	Monthly	SEBA	11/27/30	997,881	NOK	55,541
PGE Polska Grupa Energetyczna SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/15/26	305,180		92,021
Pha Co Ltd	1-Day FEDEF + 0.10%	Monthly	MSCO	7/27/26	38,349		936
Pharmanutra	Euro STR + 0.35%	Monthly	JPHQ	11/23/26	80,148	EUR	39,358
Pharmaron Beijing Co Ltd	HIBOR + 0.35%	Monthly	GSCO	7/06/26	1,428,640	HKD	(25,643)
PHC Holdings Corp.	TONAR + 0.35%	Monthly	GSCO	12/16/26	18,432,602	JPY	686
Philippine National Bank	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	19,116		(333)
Phoenix Finance Ltd.	1-Day COF + 0.30%	Monthly	MSCO	5/17/27	767,963	ILS	(5,524)
Pigeon Corp.	TONAR + 0.35%	Monthly	GSCO	12/18/26	16,755,806	JPY	14,325
Ping AN Insurance Group	1-Day FEDEF + 1.00%	Monthly	MSCO	3/01/27	46,307		(6,046)
Plan B Media PCL	1-Day FEDEF + 0.25%	Monthly	MSCO	5/12/27	32,975		(2,106)
Plastic Omnium	1-Day EONIA + 0.30%	Monthly	MSCO	3/14/36	165,659	EUR	104,639
Platzer Fastigheter Holdings	1-Week STIBOR + 0.275%	Monthly	SEBA	11/09/26	1,259,342	SEK	3,402
Plejd Ab	1-Week STIBOR + 0.275%	Monthly	SEBA	2/08/27	1,585,736	SEK	48,713
Plover Bay Technologies	HONIA + 0.35%	Monthly	GSCO	7/30/26	224,832	HKD	1,020
Plus Alpha Consulting Co	1-Day TONAR + 0.35%	Monthly	GSCO	9/29/26	11,135,934	JPY	9,042
Plus500 Ltd.	1-Day SONIA + 0.35%	Monthly	MSCS	7/12/29	139,160	GBP	(3,736)
Polar Capital Holdings PLC	1-Day SONIA + 0.275%	Monthly	MSCO	11/03/30	120,401	GBP	112,083
Poly Property Services Co	HIBOR + 0.35%	Monthly	GSCO	6/22/26	1,875,725	HKD	(25,631)
PORR AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	191,084	EUR	8,338
Postnl	Euro STR + 0.35%	Monthly	JPHQ	12/18/26	111,702	EUR	(12,085)
The Power And Water Utility	SOFR + 0.75%	Monthly	GSCO	5/17/27	152,011		116
Power Wind Health Industry	1-Day FEDEF + 0.10%	Monthly	MSCO	11/23/26	45,404		(2,411)
Powerlong Commercial Mgt	HIBOR + 0.35%	Monthly	GSCO	6/25/26	159,056	HKD	1,612
PPC	Euro STR + 1.00%	Monthly	GSCO	5/17/27	176,163	EUR	3,965
PPC Ltd.	1-Day SABOR + 0.32%	Monthly	MSCS	7/17/35	448,360	ZAR	3,770
PR Times Corporation	TONAR + 0.35%	Monthly	GSCO	3/02/27	1,790,168	JPY	260
Praemium Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	7/22/26	67,316	AUD	(5,143)
Praram 9 Hospital Pcl	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	82,593		(19,942)
Premier Foods PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/29	52,404	GBP	(610)
Prima Marine PCL	1-Day FEDEF + 0.25%	Monthly	MSCO	5/27/27	15,508		184
Primax Electronics Ltd	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	132,291		(7,461)
Proact IT Group AB	1-Week STIBOR + 0.275%	Monthly	SEBA	9/07/26	658,012	SEK	28,915
Profile	Euro STR + 1.00%	Monthly	GSCO	5/17/27	20,269	EUR	833
Prosegur	1-Day EONIA + 0.35%	Monthly	MSCS	9/26/30	87,006	EUR	(2,900)
Proximus	Euro STR + 0.35%	Monthly	JPHQ	1/05/30	82,692	EUR	1,948

franklintempleton.com	Annual Report	73

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Prysmian SpA	Euro STR + 0.35%	Monthly	JPHQ	8/22/29	55,769	EUR	$25,165
Pt Indofood Sukses Makmur	1-Day FEDEF + 0.35%	Monthly	MSCO	6/24/26	100,932		(11,441)
Pt Pakuwon Jati	1-Day FEDEF + 0.35%	Monthly	MSCO	6/25/26	17,433		(4,232)
Ptg Energy Public Company	1-Day FEDEF + 0.25%	Monthly	MSCO	8/26/26	15,952		(1,933)
Puig Brands SA Clase	1-Day EONIA + 0.275%	Monthly	MSCO	2/25/27	303,814	EUR	9,937
Puregold Price Club Inc.	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	55,272		3,521
Puuilo PLC	Euro STR + 0.275%	Monthly	SEBA	4/22/30	60,885	EUR	(244)
Qbe Insur Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	8/14/26	164,602	AUD	13,894
QinetiQ Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	11/10/28	168,972	GBP	20,169
Quick Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	10,828,003	JPY	(3,366)
Rainbow	1-Day FEDEF + 1.25%	Monthly	MSCS	11/28/30	174,427		44,064
Rakus Co Ltd	1-Day TONAR + 0.35%	Monthly	GSCO	9/30/26	14,691,751	JPY	4,940
Randstad NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	106,511	EUR	3,661
Rank Group ORD	1-Day SONIA + 0.275%	Monthly	MSCO	11/07/30	72,658	GBP	(8,578)
Rasan Information Technology	SOFR + 0.75%	Monthly	GSCO	5/17/27	216,129		4,805
Ratchthani Leasing Pcl	1-Day FEDEF + 0.25%	Monthly	MSCO	3/01/27	24,062		(566)
Raydium Semi-Conductor Co	1-Day FEDEF + 0.10%	Monthly	MSCO	9/25/26	55,196		13,131
Realtek Semiconductor Corp	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	121,188		8,243
Redde Northgate PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/29	98,630	GBP	11,025
Regional REIT Ltd	1-Day SONIA + 0.275%	Monthly	MSCO	12/05/30	62,249	GBP	(12,022)
Relo Group Inc	TONAR + 0.35%	Monthly	GSCO	6/24/26	2,623,402	JPY	(285)
Ren	Euro STR + 0.35%	Monthly	GSCO	5/17/27	87,938	EUR	(869)
Reply	Euro STR + 0.35%	Monthly	JPHQ	5/13/31	120,908	EUR	4,793
Repsol SA	1-Day EONIA + 0.35%	Monthly	MSCS	7/12/30	115,915	EUR	(908)
Rept Battero Energy Co. Lt.	HONIA + 0.35%	Monthly	GSCO	4/15/27	1,277,502	HKD	(13,620)
Resolute Fpo	1-Day SONIA + 0.275%	Monthly	MSCO	6/24/26	184,283	AUD	79,757
Resolute Mining Ltd.	1-Day FEDEF	Monthly	MSCO	12/18/30	4,371	GBP	14,779
Retal Urban Development	SOFR + 0.75%	Monthly	GSCO	5/17/27	60,068		(3,451)
Richemont	1-Day SARON + 0.35%	Monthly	JPHQ	7/31/34	54,226	CHF	12,528
Riken Technos Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	9,581,075	JPY	26,418
Rinnai Corp	1-Day TONAR + 0.35%	Monthly	GSCO	10/12/26	24,508,809	JPY	(11,485)
Roche	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	184,643	CHF	44,145
Roche PS	1-Day SARON + 0.35%	Monthly	JPHQ	4/15/27	47,858	CHF	1,962
Rolls-Royce Holdings PLC	1-Day SONIA + 0.35%	Monthly	MSCO	2/17/31	135,935	GBP	25,208
Royal Unibrew AS	1-Week CIBOR + 0.275%	Monthly	SEBA	7/03/28	977,862	DKK	(33,361)
RS Technologies Co. Ltd.	TONAR + 0.35%	Monthly	GSCO	2/25/27	16,729,757	JPY	86,472
Rubis	1-Day EONIA + 0.30%	Monthly	MSCS	8/12/30	249,486	EUR	65,295
Rusta AB	1-Week STIBOR + 0.275%	Monthly	SEBA	9/12/30	535,898	SEK	4,302
RVRC Holdings AB	1-Week STIBOR + 0.275%	Monthly	SEBA	3/04/35	1,643,747	SEK	(18,806)
Ryobi Ltd	1-Day TONAR + 0.35%	Monthly	GSCO	9/02/26	7,462,860	JPY	(353)
S&D	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	68,161		(31,314)
S-1	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	99,342		(16,523)
Saab AB	1-Week STIBOR + 0.275%	Monthly	SEBA	7/17/34	321,258	SEK	(3,492)
Sabic Agri-Nutrients Co.	SOFR + 0.75%	Monthly	GSCO	5/17/27	152,563		(5,087)
Saipem	Euro STR + 0.35%	Monthly	JPHQ	10/14/30	179,952	EUR	109,320
Samart Aviation Solutions	1-Day FEDEF + 0.25%	Monthly	MSCO	8/27/26	32,074		(4,052)

74	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Samsung Biologics Co Ltd	1-Day FEDEF + 0.10%	Monthly	MSCO	12/01/26	46,537		$(7,710)
Samsung Electronics Co	1-Day FEDEF + 0.10%	Monthly	MSCO	11/13/26	131,575		88,262
Samsung Securities	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	102,375		43,111
San Fang Chemical	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	153,822		(19,103)
San-A Co. Ltd.	TONAR + 0.35%	Monthly	GSCO	6/24/26	934,776	JPY	(20)
Sanix Holdings Inc	TONAR + 0.35%	Monthly	GSCO	6/24/26	3,479	JPY	211
Sanko Gosei Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	10,132,188	JPY	4,214
Sankyo Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	7,153,326	JPY	(14,119)
Sansan Inc.	TONAR + 0.35%	Monthly	GSCO	5/25/27	10,065,236	JPY	6,453
Sasol Ltd.	1-Day SABOR + 0.33%	Monthly	MSCS	7/17/30	2,462,430	ZAR	105,182
Sato Corporation	1-Day TONAR + 0.35%	Monthly	GSCO	11/02/26	7,128,433	JPY	(1,359)
SATS ASA	1-Week NIBOR + 0.275%	Monthly	SEBA	2/17/31	1,224,353	NOK	20,982
Saudi Aramco Base Oil Co.	SOFR + 0.75%	Monthly	GSCO	5/17/27	152,642		(578)
Saudi Energy Co.	SOFR + 0.75%	Monthly	GSCO	5/17/27	127,248		(2,335)
Saudi Pharmaceutical Indu	SOFR + 0.75%	Monthly	GSCO	5/17/27	25,546		(671)
SAVILLS PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	92,788	GBP	(13,937)
SBI Holdings Inc	1-Day TONAR + 0.35%	Monthly	GSCO	10/16/26	16,576,182	JPY	(7,663)
Scales Corporation Limited	1-Day NZOCR + 0.40%	Monthly	MSCO	6/24/26	122,177	NZD	8,600
Scanfil PLC	Euro STR + 0.275%	Monthly	SEBA	10/17/30	7,155	EUR	3,332
Schindler	1-Day SARON + 0.35%	Monthly	JPHQ	11/29/30	298,661	CHF	(6,403)
Schouw & Co.	1-Week NIBOR + 0.275%	Monthly	SEBA	5/22/31	951,745	DKK	9,458
Schweiter Technologies AG	1-Day SARON + 0.35%	Monthly	JPHQ	9/24/30	51,628	CHF	(5,474)
SCOR SE	1-Day EONIA + 0.30%	Monthly	MSCS	8/12/30	159,362	EUR	18,366
Scout24 SE	Euro STR + 0.35%	Monthly	JPHQ	12/06/30	254,857	EUR	(61,397)
Sebo Manufacturing	1-Day FEDEF + 0.10%	Monthly	MSCO	5/31/27	4,931		(42)
Sectra	1-Week STIBOR + 0.275%	Monthly	SEBA	3/18/27	1,152,135	SEK	18,933
Secunet Security AG	Euro STR + 0.35%	Monthly	JPHQ	4/21/27	86,972	EUR	9,589
Secure Trust Bank PLC	1-Day FEDEF	Monthly	MSCO	12/17/30	46,710	GBP	14,761
Securitas AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	2,753,396	SEK	21,340
Security Bank Corporation	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	27,604		(6,344)
Seiko Epson Corp	TONAR + 0.35%	Monthly	GSCO	6/24/26	12,223,555	JPY	9,632
Semitec Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	8,254,580	JPY	3,513
Senshu Electric Co	TONAR + 0.35%	Monthly	GSCO	6/24/26	20,616,848	JPY	44,854
Seraku Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	7,450,441	JPY	(12,544)
Serco Group	1-Day SONIA + 0.35%	Monthly	MSCS	9/30/30	117,991	GBP	71,642
Serverworks Co. Ltd.	TONAR + 0.35%	Monthly	GSCO	4/20/27	693,130	JPY	(87)
SESA	Euro STR + 0.35%	Monthly	JPHQ	7/17/29	116,767	EUR	8,736
Sevice Stream Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	191,502	AUD	15,310
SF Holding Co Ltd	HIBOR + 0.35%	Monthly	GSCO	7/03/26	1,173,660	HKD	(34,271)
SFA	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	135,302		(935)
SFS Group AG	1-Day SARON + 0.35%	Monthly	JPHQ	2/08/29	287,877	CHF	55,687
SGX	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	138,303	SGD	21,875
Shandong Iron and Steel	1-Day FEDEF + 1.00%	Monthly	MSCO	1/19/27	74,261		(10,633)
Shandong Wit Dyne	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	47,345		(5,014)
Shanghai Aiyingshi Co Ltd	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	38,587		(7,396)
Shanghai Haohai Biologica	HIBOR + 0.35%	Monthly	GSCO	10/06/26	639,093	HKD	(25,063)

franklintempleton.com	Annual Report	75

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Shanghai Pharmaceuticals	HIBOR + 0.35%	Monthly	GSCO	10/06/26	1,364,841	HKD	$(9,220)
Shanghai Putailai New Eng	1-Day FEDEF + 1.00%	Monthly	MSCO	4/22/27	120,961		(17,460)
Shape Aust Fpo	1-Day RBACR + 0.30%	Monthly	MSCO	5/31/27	7,321	AUD	29
Sheng Yu Steel	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	42,047		(7,328)
Shenzhen Kaifa Ord.	1-Day FEDEF + 0.25%	Monthly	MSCS	1/19/32	336,750		63,108
Shin ETSU Polymer Co	1-Day TONAR + 0.35%	Monthly	GSCO	9/10/26	10,019,505	JPY	10,696
Shin Maint Holdings Co Lt	TONAR + 0.35%	Monthly	GSCO	6/24/26	1,856,345	JPY	(34)
Shin Yang Group Berhad	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	13,111		318
Shinhan Financial Group	1-Day FEDEF + 0.10%	Monthly	MSCO	9/24/26	81,738		9,696
Shinnihonseiyaku Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	15,796,720	JPY	(14,230)
Shinsegae Inc	1-Day FEDEF + 0.10%	Monthly	MSCO	9/24/26	97,815		78,038
Ship Health Care Holdings	TONAR + 0.35%	Monthly	GSCO	6/24/26	44,968,342	JPY	9,840
Shn Airport	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	93,801		138
Shoprite Holdings Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	5/06/27	2,234,101	ZAR	(1,005)
Siemens Energy AG	Euro STR + 0.35%	Monthly	JPHQ	12/06/30	173,893	EUR	55,911
Siemens Energy AG	Euro STR + 0.35%	Monthly	MSCS	3/03/31	3,431,490	EUR	(152,223)
Signify NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	120,399	EUR	(102)
Siix Corp	TONAR + 0.35%	Monthly	GSCO	6/24/26	15,894,854	JPY	12,595
Sime Darby Bhd	1-Day FEDEF + 0.25%	Monthly	MSCO	2/11/27	134,183		(17,295)
Sincere Navigation Corp.	1-Day FEDEF + 0.10%	Monthly	MSCO	12/16/26	94,294		(987)
Sinch	1-Week STIBOR + 0.28%	Monthly	SEBA	11/27/30	2,385,435	SEK	153,798
Sino-American Silicon Pro	1-Day FEDEF + 0.10%	Monthly	MSCO	2/10/27	40,327		14,835
Sinofert Holdings	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,543,656	HKD	7,173
Sinopec Shanghai Petroche	HIBOR + 0.35%	Monthly	GSCO	7/06/26	706,537	HKD	(16,182)
Sinopharm Group Co. Ltd.	HONIA + 0.35%	Monthly	GSCO	12/04/26	1,429,290	HKD	(32,417)
Sise Cam	1-Day FEDEF + 1.10%	Monthly	MSCO	1/14/27	91,251		3,771
Sisram Medical Ltd	HIBOR + 0.35%	Monthly	GSCO	11/30/26	268,830	HKD	(12,105)
Sitronix Technology Corp	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	109,672		53,700
SK Hynix Inc.	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	107,276		152,648
SK Inc.	1-Day FEDEF + 0.10%	Monthly	MSCO	2/02/27	67,137		68,681
Skellerup Holdings Npv	1-Day NZOCR + 0.40%	Monthly	MSCO	6/24/26	84,984	NZD	9,077
Sks Tech Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	67,884	AUD	92,291
Sky Network Television Ltd	1-Day NZOCR + 0.40%	Monthly	MSCO	6/24/26	87,040	NZD	3,140
Skylark Holdings Co. Ltd.	TONAR + 0.35%	Monthly	GSCO	3/25/27	13,022,489	JPY	(14,741)
SL Corporation	1-Day FEDEF + 0.10%	Monthly	MSCO	9/24/26	80,043		41,937
SMA Solar Technology AG	Euro STR + 0.35%	Monthly	JPHQ	9/12/29	195,083	EUR	199,832
Smartgroup Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	247,618	AUD	83,920
SMCP SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/29	62,458	EUR	(9,924)
Smith & Nephew Plc Ord US	1-Day SONIA + 0.275%	Monthly	MSCO	10/08/26	113,171	GBP	(21,554)
SMS Co. Ltd.	TONAR + 0.35%	Monthly	GSCO	5/31/27	2,377,520	JPY	96
Smurfit Kappa Group PLC	1-Day SONIA + 0.275%	Monthly	MSCO	7/17/30	63,959	GBP	4,145
Softcat	1-Day SONIA + 0.275%	Monthly	MSCO	5/17/27	133,973	GBP	29,725
Softwareone	1-Day SARON + 0.35%	Monthly	JPHQ	2/24/27	59,450	CHF	17,139
Sogefi	Euro STR + 0.35%	Monthly	JPHQ	11/14/30	28,026	EUR	5,334
SOK Marketler Ticaret	1-Day FEDEF + 1.10%	Monthly	MSCO	12/08/26	118,846		(18,582)
Soken Chemical & Engineer	TONAR + 0.35%	Monthly	GSCO	6/24/26	3,322,937	JPY	27,065

76	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Solax Power Network Tech	1-Day FEDEF + 1.00%	Monthly	MSCO	5/12/27	25,453		$(3,446)
Solstad Offshore	1-Week NIBOR + 0.28%	Monthly	SEBA	11/27/30	628,691	NOK	44,032
Solvvy Inc.	TONAR + 0.35%	Monthly	GSCO	5/20/27	1,827,948	JPY	(339)
Sonae	Euro STR + 0.35%	Monthly	GSCO	5/17/27	176,865	EUR	(1,323)
Sony Group Corporation	TONAR + 0.35%	Monthly	GSCO	3/03/27	7,175,241	JPY	513
Soop Co Ltd	1-Day FEDEF + 0.10%	Monthly	MSCO	7/23/26	206,771		(78,274)
Sopra Steria Group SA	1-Day EONIA + 0.30%	Monthly	MSCS	7/17/30	218,847	EUR	32,690
Sosila Logistics Reit Inc.	TONAR + 0.35%	Monthly	GSCO	3/08/27	4,095,893	JPY	(2,235)
SP Group A/S	1-Week CIBOR + 0.275%	Monthly	SEBA	9/10/30	503,762	DKK	41,669
The Spar Group Ltd.	1-Day SABOR + 0.70%	Monthly	MSCO	9/15/30	8,191,604	ZAR	(288,713)
Spc Samlip	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	70,549		(21,420)
Speed Tech	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	35,211		(11,769)
Speedy Hire PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	72,089	GBP	(41,951)
SPIE	1-Day EONIA + 0.275%	Monthly	MSCO	6/16/30	138,840	EUR	4,709
Springer Nature Ag & Co	Euro STR + 0.35%	Monthly	JPHQ	8/10/26	61,277	EUR	711
Srg Global Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	81,603	AUD	3,725
Sri Trang AGro Industry	1-Day FEDEF + 0.25%	Monthly	MSCO	5/11/27	59,335		(455)
SSAB AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	1,791,083	SEK	78,270
SSE PLC	1-Day SONIA + 0.40%	Monthly	MSCS	9/26/29	436,622	GBP	14,670
SSP Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	12/04/28	263,597	GBP	(30,153)
ST Engineering	1-Day SORA + 0.30%	Monthly	MSCO	7/02/26	75,888	SGD	13,879
St James’s Place Ord	1-Day SONIA + 0.275%	Monthly	MSCO	7/05/29	31,270	GBP	(6,154)
ST Micro Electronics	Euro STR + 0.40%	Monthly	MSCS	4/20/32	1,306,697	EUR	175,231
Standard Chartered PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	237,233	GBP	169,497
Standard Chem & Pharm Co	1-Day FEDEF + 0.10%	Monthly	MSCO	9/14/26	43,903		1,963
Star Petroleum Refining	1-Day FEDEF + 0.25%	Monthly	MSCO	1/07/27	74,451		5,208
Starhill GBL Reit	1-Day SORA + 0.40%	Monthly	MSCO	6/25/26	101,485	SGD	451
Startia Hldgs Inc	TONAR + 0.35%	Monthly	GSCO	6/24/26	10,973,820	JPY	8,143
Starts Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	35,638,179	JPY	4,879
Stillfront Group AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/30	1,113,229	SEK	3,442
Stora Enso Oyj	Euro STR + 0.28%	Monthly	SEBA	10/23/28	129,799	EUR	(2,748)
Storytel AB	1-Week STIBOR + 0.275%	Monthly	SEBA	5/08/31	2,181,323	SEK	53,108
Subaru Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	21,098,681	JPY	(11,848)
Subsea 7	1-Week NIBOR + 0.275%	Monthly	SEBA	7/09/26	1,782,329	NOK	81,325
Suheung Co. Ltd.	1-Day FEDEF + 0.10%	Monthly	MSCO	12/03/26	39,959		(4,931)
Sun International Hotels Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	5/20/31	2,191,352	ZAR	27,147
Sunowealth Electric Machines	1-Day FEDEF + 0.10%	Monthly	MSCO	9/23/26	179,415		9,907
Sunshine Insurance Group	HIBOR + 0.35%	Monthly	GSCO	9/18/26	642,129	HKD	(7,691)
Suntec Reit	1-Day SORA + 0.40%	Monthly	MSCO	7/14/26	71,813	SGD	2,330
Sunway Construction Group	1-Day FEDEF + 0.25%	Monthly	MSCO	7/02/26	227,906		56,422
Sunway Real Estate Invt	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	21,181		(2,450)
Suprema Inc	1-Day FEDEF + 0.10%	Monthly	MSCO	10/29/26	63,587		6,819
Surgical Science Sweden AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/25/30	508,925	SEK	3,292
Suruga Bank	TONAR + 0.35%	Monthly	GSCO	5/25/27	7,517,540	JPY	(650)
Suzuken Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	3,714,621	JPY	439
Suzuki Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	13,973,166	JPY	65,161

franklintempleton.com	Annual Report	77

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Swedish Orphan Biovitrum AB	1-Week STIBOR + 0.65%	Monthly	SEBA	7/15/26	2,006,846	SEK	$47,505
Swire Pacific	HIBOR + 0.35%	Monthly	GSCO	6/25/26	523,280	HKD	(4,383)
Synektik	1-Day FEDEF + 1.25%	Monthly	MSCS	9/05/30	41,124		19,905
Tab Gida	1-Day FEDEF + 1.10%	Monthly	MSCO	5/25/27	24,345		102
Tabcorp Fpo.	1-Day RBACR + 0.30%	Monthly	MSCO	1/19/27	58,602	AUD	(6,999)
Taikisha Ltd.	TONAR + 0.35%	Monthly	GSCO	5/31/27	446,786	JPY	5
Taiwan Navigation Co.	1-Day FEDEF + 0.10%	Monthly	MSCO	12/07/26	67,099		(3,141)
Taiwan Paiho	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	138,564		(29,969)
Taiwan Sakura	1-Day FEDEF + 0.10%	Monthly	MSCO	4/02/27	47,104		(393)
Taiwan Surface Mounting	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	162,742		177,649
Takaoka Toko Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	9,535,937	JPY	91,232
Take & Give Needs Co	TONAR + 0.35%	Monthly	GSCO	6/24/26	8,253,370	JPY	(11,391)
Takuma Co Ltd.	TONAR + 0.35%	Monthly	GSCO	3/24/27	20,312,407	JPY	17,674
Talanx AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/26	266,024	EUR	(3,092)
Tanseisha Co. Ltd.	TONAR + 0.35%	Monthly	GSCO	12/17/26	12,450,332	JPY	(8,129)
Tasmea Fpo	1-Day RBACR + 0.30%	Monthly	MSCO	5/06/27	109,636	AUD	11,620
Tauron Polska Energia SA	1-Day FEDEF + 0.30%	Monthly	MSCS	7/17/26	199,862		31,873
Tazmo Co Ltd	1-Day TONAR + 0.35%	Monthly	GSCO	9/30/26	19,519,645	JPY	62,933
TBC Bank Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	76,692	GBP	9,210
TCL Electronics Holdings	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,604,249	HKD	60,137
TDK Corp.	TONAR + 0.35%	Monthly	GSCO	6/01/27	2,060,802	JPY	(42)
Team Internet Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/26	142,800	GBP	(132,974)
TeamViewer AG	Euro STR + 0.35%	Monthly	JPHQ	8/01/30	131,180	EUR	6,152
Techmatrix Corp	TONAR + 0.35%	Monthly	GSCO	6/24/26	726,190	JPY	7
Technogym SpA	Euro STR + 0.35%	Monthly	JPHQ	8/12/30	171,889	EUR	131,668
Technoprobe	Euro STR + 0.35%	Monthly	JPHQ	5/05/27	82,902	EUR	64,793
Tele2 Ab Ser	1-Week STIBOR + 0.275%	Monthly	SEBA	1/13/27	282,506	SEK	(2,744)
Teleperformance	1-Day EONIA + 0.275%	Monthly	MSCO	3/24/36	112,958	EUR	11,307
Telia Company AB	1-Week STIBOR + 0.275%	Monthly	SEBA	11/11/35	1,239,591	SEK	13,249
Telkom Indonesia	1-Day FEDEF + 0.35%	Monthly	MSCO	4/30/27	39,692		776
Telkom SA SOC Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	7/17/30	3,196,704	ZAR	6,519
Temenos	1-Day SARON + 0.35%	Monthly	JPHQ	6/08/26	273,181	CHF	(3,593)
Ten Square Games	1-Day FEDEF + 1.25%	Monthly	MSCS	1/06/31	46,780		5,971
Teraskai Electric Co. Ltd.	TONAR + 0.35%	Monthly	GSCO	2/22/27	8,655,207	JPY	(9,513)
Terrasky Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	14,391,080	JPY	(17,831)
Tesco PLC	1-Day SONIA + 0.35%	Monthly	MSCS	5/03/31	92,250	GBP	(4,182)
Tessenderlo Group	Euro STR + 0.35%	Monthly	JPHQ	7/17/29	87,940	EUR	(15,674)
Teva Pharma	1-Day COF + 0.30%	Monthly	MSCO	5/17/27	70,603	ILS	(1,375)
TF Bank Ab	1-Week STIBOR + 0.275%	Monthly	SEBA	12/09/26	395,726	SEK	1,089
Thai Foods Group Public Co	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	126,634		128,394
Tharisa PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	40,275	GBP	17,484
Thungela Resources Ltd.	1-Day SABOR + 0.70%	Monthly	MSCS	8/23/30	471,608	ZAR	11,824
Tian Lun Gas Holdings Ltd	HIBOR + 0.35%	Monthly	GSCO	7/23/26	395,860	HKD	(6,705)
TK Group Limited	HIBOR + 0.35%	Monthly	GSCO	6/25/26	321,657	HKD	(1,029)
Toa Paint Thailand Pcl	1-Day FEDEF + 0.25%	Monthly	MSCO	9/03/26	75,784		(14,186)
Toenec Corp.	TONAR + 0.35%	Monthly	GSCO	5/31/27	684,612	JPY	(16)

78	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Token Corporation	TONAR + 0.35%	Monthly	GSCO	3/18/27	16,268,172	JPY	$(3,977)
Tokyo Base Co. Ltd.	TONAR + 0.35%	Monthly	GSCO	12/18/26	460	JPY	(7)
Tokyo Electron	TONAR + 0.35%	Monthly	GSCO	5/26/27	15,746,533	JPY	(129)
Topco Scientific Co.	1-Day FEDEF + 0.10%	Monthly	MSCO	2/03/27	156,820		50,663
Topco Technologies Corp	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	5,424		4,292
Topkey Corporation	1-Day FEDEF + 0.10%	Monthly	MSCO	10/02/26	147,258		(7,596)
Torunlar GYO	1-Day FEDEF + 1.25%	Monthly	MSCS	7/12/26	29,681		(599)
Toumei Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	6,130,093	JPY	(9,757)
Tourism Hldgs Ord.	1-Day NZOCR + 0.30%	Monthly	MSCO	12/07/26	14,702	NZD	436
Tovis	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	67,201		6,733
Tower Ltd Npv	1-Day NZOCR + 0.40%	Monthly	MSCO	6/24/26	51,148	NZD	2,158
Toyota Boshoku Corp	TONAR + 0.35%	Monthly	GSCO	6/24/26	38,772,246	JPY	(10,642)
Toyota Tsusho Corp.	TONAR + 0.35%	Monthly	GSCO	2/19/27	4,756,873	JPY	793
Trainline PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/28	199,977	GBP	(17,700)
Transcosmos Inc	1-Day TONAR + 0.35%	Monthly	GSCO	10/12/26	19,818,298	JPY	6,706
Travelsky Technology	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,582,795	HKD	(26,725)
Trelleborg AB	1-Week STIBOR + 0.28%	Monthly	SEBA	7/17/33	512,209	SEK	1,284
Triple Point Social Housing	1-Day SONIA + 0.35%	Monthly	MSCO	1/06/31	79,160	GBP	22,218
Tripod Technology Corp	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	161,353		87,887
Triputra Agro Persada Tbk	1-Day FEDEF + 0.35%	Monthly	MSCO	7/02/26	58,194		(1,262)
Trustpilot Group PLC	1-Day SONIA + 0.275%	Monthly	MSCO	5/13/27	123,143	GBP	1,114
Tsubakimoto Chain Co.	TONAR + 0.35%	Monthly	GSCO	5/25/27	2,672,784	JPY	182
Tty Biopharm Company Limited	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	192,753		(20,768)
TUI AG	Euro STR + 0.35%	Monthly	JPHQ	4/30/31	392,148	EUR	10,408
Turk Telekom	1-Day FEDEF + 1.25%	Monthly	MSCO	6/30/26	185,788		(6,186)
Turkcell	1-Day FEDEF + 1.25%	Monthly	MSCO	9/24/26	258,817		(19,924)
UBS Group AG	1-Day SARON + 0.35%	Monthly	JPHQ	7/17/30	223,330	CHF	53,189
Ude Corp.	1-Day FEDEF + 0.10%	Monthly	MSCO	4/20/27	71,930		2,857
Ulvac Inc	1-Day TONAR + 0.35%	Monthly	GSCO	10/12/26	21,851,451	JPY	41,746
Umicore	Euro STR + 0.35%	Monthly	JPHQ	11/21/30	260,515	EUR	240,803
UniCredit SpA	Euro STR + 0.35%	Monthly	JPHQ	9/25/30	277,644	EUR	115,896
Unid	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	122,276		(23,096)
Union Semi Ord.	1-Day FEDEF + 0.25%	Monthly	MSCS	1/19/32	272,960		26,600
Uniphar PLC	1-Day EONIA + 0.275%	Monthly	MSCO	5/17/27	86,444	EUR	2,982
Unipol Gruppo SpA	Euro STR + 0.35%	Monthly	JPHQ	7/15/26	154,676	EUR	(8,463)
Unistore Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	143,352	AUD	(14,722)
United Electronics Co.	SOFR + 0.75%	Monthly	GSCO	5/17/27	101,020		(848)
United Orthopedic Corporation	1-Day FEDEF + 0.10%	Monthly	MSCO	9/23/26	92,223		(19,691)
Universal Vision Biotechn	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	149,918		(36,400)
UT Group Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	6,105,052	JPY	117
Valeo	1-Day EONIA + 0.30%	Monthly	MSCS	10/09/30	368,487	EUR	141,251
Valiant	Euro STR + 0.35%	Monthly	JPHQ	7/12/26	121,724	CHF	40,200
Valmet OYJ	Euro STR + 0.28%	Monthly	SEBA	8/05/29	110,883	EUR	(21,515)
Valor Holdings Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	24,916,657	JPY	56,874
Value Added Technologies	1-Day FEDEF + 0.10%	Monthly	MSCO	10/29/26	51,833		(5,545)
Vaudoise Assurances	1-Day SARON + 0.35%	Monthly	JPHQ	11/11/30	147,282	CHF	86,144

franklintempleton.com	Annual Report	79

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Vector Inc	1-Day NZOCR + 0.40%	Monthly	GSCO	6/24/26	14,579,775	JPY	$23,375
Veidekke	1-Week NIBOR + 0.28%	Monthly	SEBA	8/26/30	1,661,941	NOK	35,815
Ventia Fpo	1-Day RBACR + 0.40%	Monthly	MSCO	6/24/26	213,347	AUD	29,279
Venture Life Group PLC	1-Day SONIA + 0.275%	Monthly	MSCO	11/03/30	17,459	GBP	7,955
Veolia Environnement SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/26/30	150,303	EUR	27,866
Vertu Motors PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	43,761	GBP	5,413
Vestas Wind Systems AS	1-Week CIBOR + 0.275%	Monthly	SEBA	5/13/31	2,165,523	DKK	127,333
Vicat SA	1-Day EONIA + 0.30%	Monthly	MSCS	8/30/30	112,687	EUR	54,887
Vidrala SA	1-Day EONIA + 0.275%	Monthly	MSCO	8/13/26	308,467	EUR	(41,374)
Vienna Insurance Group AG	Euro STR + 0.35%	Monthly	JPHQ	12/18/30	184,984	EUR	85,468
Viohalco	Euro STR + 1.00%	Monthly	GSCO	5/17/27	86,200	EUR	11,710
Viridien	1-Day EONIA + 0.275%	Monthly	MSCO	8/14/26	229,084	EUR	128,750
Visco Vision Inc	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	136,915		1,789
Vision Inc.	TONAR + 0.35%	Monthly	GSCO	3/08/27	6,065,174	JPY	(3,935)
Vitrox Corporation Bhd	1-Day FEDEF + 0.25%	Monthly	MSCO	5/25/27	26,098		(326)
Vodafone Group PLC	1-Day SONIA + 0.35%	Monthly	MSCO	1/20/31	138,516	GBP	32,294
Vstecs Holdings Ltd.	HONIA + 0.35%	Monthly	GSCO	12/04/26	574,376	HKD	15,802
Vtech Hldgs	HIBOR + 0.35%	Monthly	GSCO	6/25/26	636,302	HKD	(9,280)
Vusion Group	1-Day EONIA + 0.275%	Monthly	MSCO	10/28/26	11,331	EUR	2,739
Wacker Neuson SE	Euro STR + 0.35%	Monthly	JPHQ	7/17/28	55,068	EUR	(1,272)
Wacom Co. Ltd.	TONAR + 0.35%	Monthly	GSCO	2/19/27	4,924,641	JPY	1,038
Wagners Fpo	1-Day RBACR + 0.30%	Monthly	MSCO	5/31/27	7,085	AUD	(88)
Wallenius Wilhelmsen ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/26	2,044,087	NOK	83,634
Warehouses De Pauw SA	Euro STR + 0.35%	Monthly	JPHQ	5/16/30	56,676	EUR	(113)
Wartsila Corp.	Euro STR + 0.275%	Monthly	SEBA	10/17/30	193,867	EUR	63,209
Wasco Berhad	1-Day FEDEF + 0.25%	Monthly	MSCO	6/25/26	2		(5)
Waseda Academy	TONAR + 0.35%	Monthly	GSCO	6/24/26	8,123,151	JPY	2,221
Wasion Holdings Ltd	HIBOR + 0.35%	Monthly	GSCO	6/25/26	428,000	HKD	41,911
Watkin Jones PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	88,653	GBP	(80,224)
Wayfair Inc.	1-Day FEDEF + 0.80%	Monthly	BNPP	9/15/27	501,820		(83,954)
Weichai Power Co	HIBOR + 0.35%	Monthly	GSCO	6/26/26	237,277	HKD	17,519
Wereldhave NV	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	158,448	EUR	(1,282)
Westgold Fpo	1-Day RBACR + 0.30%	Monthly	MSCO	3/17/27	55,446	AUD	(4,275)
Westports Holdings Berhad	1-Day FEDEF + 0.25%	Monthly	MSCO	2/11/27	159,200		(1,797)
WH Group Limited	HIBOR + 0.35%	Monthly	GSCO	6/25/26	1,139,764	HKD	13,308
Wickes Group PLC	1-Day SONIA + 0.35%	Monthly	MSCS	7/17/30	130,976	GBP	16,112
Winbond Electronic Corp.	1-Day FEDEF + 0.10%	Monthly	MSCO	2/01/27	70,863		30,309
Wowprime Corp	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	258,906		(28,314)
WPG Holdings Limited	1-Day FEDEF + 0.10%	Monthly	MSCO	4/22/27	74,837		15,077
W-Scope Corporation	TONAR + 0.35%	Monthly	GSCO	12/03/26	9,869,804	JPY	30,524
Wt Microelectronics Co Lt	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	100,181		94,393
Wuxi Apptec Co Ltd	HIBOR + 0.35%	Monthly	GSCO	6/26/26	1,839,715	HKD	81,103
Wuxi Biologics	HIBOR + 0.35%	Monthly	GSCO	8/18/26	1,009,807	HKD	(7,729)
WW Holding Inc	1-Day FEDEF + 0.10%	Monthly	MSCO	6/24/26	9,645		(4,872)
Xin Point Hldgs Ltd	HIBOR + 0.35%	Monthly	GSCO	6/25/26	392,168	HKD	5,674
Yamabiko Corporation	TONAR + 0.35%	Monthly	GSCO	6/24/26	5,967,530	JPY	19,063

80	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Long[a] (continued)
Yamaguchi Financial Group	TONAR + 0.35%	Monthly	GSCO	6/24/26	6,478,179	JPY	$10,134
Yamaichi Electronics	TONAR + 0.35%	Monthly	GSCO	3/15/27	11,184,582	JPY	1,628
Yamazaki Baking Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	26,234,679	JPY	(9,387)
Yara International ASA	1-Week NIBOR + 0.28%	Monthly	SEBA	7/17/30	2,194,264	NOK	33,342
Yihai International Holdings	HONIA + 0.35%	Monthly	GSCO	4/30/27	978,799	HKD	(14,069)
YU Group PLC	1-Day SONIA + 0.35%	Monthly	MSCO	2/17/31	88,332	GBP	22,661
Yuexiu Services Group Ltd	HIBOR + 0.35%	Monthly	GSCO	6/25/26	539,233	HKD	(24,964)
Yunnan Energy New Material	1-Day FEDEF + 1.00%	Monthly	MSCO	5/12/27	8,478		(154)
Yurtec Corporation	TONAR + 0.35%	Monthly	GSCO	2/19/27	17,388,182	JPY	(13,260)
Zanyu Technology	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	50,019		4,113
Zealand Pharma	1-Week CIBOR + 0.275%	Monthly	SEBA	3/30/27	1,213,159	DKK	15,334
Zehnder	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	106,745	CHF	43,068
Zeria Pharmaceutical	TONAR + 0.35%	Monthly	GSCO	6/24/26	10,573,555	JPY	8,905
Zero Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	7,112,124	JPY	6,440
Zero One Technology	1-Day FEDEF + 0.10%	Monthly	MSCO	10/28/26	125,349		(18,898)
Zhengzhou Coal Mining	1-Day FEDEF + 0.25%	Monthly	MSCO	6/24/26	58,758		(1,670)
Zhenhua Chemical Ord	1-Day FEDEF + 0.25%	Monthly	MSCS	9/21/31	149,834		(16,168)
Zigexn Co Ltd	TONAR + 0.35%	Monthly	GSCO	6/24/26	13,415,657	JPY	(12,273)
Zinzino Ab	1-Week STIBOR + 0.275%	Monthly	SEBA	2/08/27	267,663	SEK	3,716
Zotefoams Ord	1-Day SONIA + 0.275%	Monthly	MSCO	9/16/26	49,998	GBP	2,634
ZTO Express Inc.	HONIA + 0.35%	Monthly	GSCO	4/22/27	415,833	HKD	(7,638)
Zumtobel Group AG	Euro STR + 0.35%	Monthly	JPHQ	7/17/30	5,994	EUR	(1,361)
Zurich Insurance	1-Day SARON + 0.35%	Monthly	JPHQ	7/21/26	243,378	CHF	5,717
							13,835,244
Equity Contracts - Short[c]
2G Energy AG	Euro STR - 5.70%	Monthly	JPHQ	3/12/27	49,408	EUR	(52,277)
A.P. Moller	1-Week CIBOR - 0.275%	Monthly	SEBA	6/12/30	488,448	DKK	(2,726)
AAK AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/30	3,119,555	SEK	11,260
Aalberts NV	Euro STR - 0.30%	Monthly	JPHQ	2/10/31	163,520	EUR	(62,149)
ABC Arbitrage	1-Day EONIA - 0.275%	Monthly	MSCO	6/13/26	4,253	EUR	62
Ability Opto Electronics	1-Day FEDEF - 9.25%	Monthly	MSCO	10/05/26	46,947		(2,797)
[d]Ability Opto-Electronics	1-Day FEDEF - 14.38%	Monthly	MSCO	10/05/26	—		(227)
Abivax	1-Day EONIA - 4.00%	Monthly	MSCO	4/27/27	69,127	EUR	(8,581)
Acast AB	1-Week STIBOR - 0.275%	Monthly	SEBA	3/12/27	27,231	SEK	(1,559)
Accor SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/26	269,691	EUR	(22,450)
Acer Inc	1-Day FEDEF - 3.50%	Monthly	MSCO	6/24/26	78,723		(11,639)
Ackermans & van Haaren	Euro STR - 0.30%	Monthly	JPHQ	3/18/36	148,054	EUR	(29,986)
Acwa Power Co.	SOFR - 5.15%	Monthly	GSCO	5/17/27	65,847		(3,088)
Addnode Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	7/17/30	1,090,541	SEK	65,352
Admie Holding	Euro STR - 5.00%	Monthly	GSCO	5/17/27	20,647	EUR	(4,548)
Admiral Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/30	63,391	GBP	(3,770)
Advanced Echem Materials	1-Day FEDEF - 6.06%	Monthly	MSCO	5/21/27	31,319		(2,887)
Adyen	Euro STR - 0.30%	Monthly	JPHQ	5/22/30	185,190	EUR	24,371
Aeon Fantasy Co. Ltd.	1-Day TONAR - 3.50%	Monthly	GSCO	5/25/27	1,757,461	JPY	5
Aeon Financial Service Co	1-Day FEDEF - 0.25%	Monthly	GSCO	11/13/26	15,815,027	JPY	8,302
Aeon Reit Investment Corp.	1-Day TONAR - 0.25%	Monthly	GSCO	5/19/27	1,223,798	JPY	(25)

franklintempleton.com	Annual Report	81

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[c] (continued)
Aeon Thana Sinsa Thailand	1-Day FEDEF - 10.50%	Monthly	MSCO	9/24/26	25,976		$5,107
AFG International Co.	SOFR - 11.90%	Monthly	GSCO	5/17/27	25,309		768
African Rainbow Minerals Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	7/22/30	1,322,088	ZAR	(22,044)
Afrimat Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	5/20/31	1,130,959	ZAR	20,718
Agilyx	1-Week NIBOR - 4.25%	Monthly	SEBA	8/07/30	298,953	NOK	6,013
AIA Group Limited	1-Day HONIA - 0.25%	Monthly	GSCO	3/26/27	394,961	HKD	1,409
Air New Zealand	1-Day NZOCR - 0.75%	Monthly	MSCO	4/30/27	60,716	NZD	(1,709)
Airbus SE	1-Day EONIA - 0.30%	Monthly	MSCO	12/11/30	140,805	EUR	(627)
Airports of Thailand	1-Day FEDEF - 2.50%	Monthly	MSCO	6/23/26	165,486		(81,144)
Akeso Inc	1-Day HONIA - 0.40%	Monthly	GSCO	9/11/26	810,311	HKD	(1,976)
Aktia Bank PLC	Euro STR - 0.275%	Monthly	SEBA	11/08/34	35,110	EUR	642
Al Jouf Cement Co.	SOFR - 7.40%	Monthly	GSCO	5/17/27	13,533		471
Al Rajhi Bank	SOFR - 0.75%	Monthly	GSCO	5/17/27	25,701		(137)
ALCON N	1-Day SARON - 0.35%	Monthly	JPHQ	8/12/30	98,827	CHF	19,867
Alibaba Group Holdings Ltd.	1-Day HONIA - 0.25%	Monthly	GSCO	1/06/27	392,456	HKD	8,489
Alibaba Health Information	1-Day HONIA - 0.25%	Monthly	GSCO	4/12/27	271,583	HKD	7,157
Alinma Bank	SOFR - 0.75%	Monthly	GSCO	5/17/27	35,727		(610)
All Ring Tech Co.	1-Day FEDEF - 10.00%	Monthly	MSCO	12/15/26	73		1
Allegro	1-Day FEDEF - 2.13%	Monthly	MSCS	7/12/26	130,697		(23,662)
Alleima AB	1-Week STIBOR - 0.275%	Monthly	SEBA	12/09/26	1,606,314	SEK	(11,378)
Allwyn AG	Euro STR - 5.50%	Monthly	GSCO	5/17/27	68,447	EUR	(3,391)
Alm. Brand A/S	1-Week CIBOR - 0.75%	Monthly	SEBA	7/26/30	821,859	DKK	9,809
Almarai Co.	SOFR - 1.45%	Monthly	GSCO	5/14/27	249,007		(16,144)
[d]Almirall SA	1-Day EONIA - 0.275%	Monthly	MSCO	10/11/30	—	EUR	(893)
Almirall SA	1-Day EONIA - 0.35%	Monthly	MSCS	10/11/30	54,025	EUR	4,620
Almoosa Health Co.	SOFR - 6.90%	Monthly	GSCO	5/17/27	24,484		196
Almunajem Foods Co.	SOFR - 5.75%	Monthly	GSCO	5/17/27	31,611		(1,312)
Alpha Networks Inc	1-Day FEDEF - 2.90%	Monthly	MSCO	7/22/26	129,425		(36,074)
Also	1-Day SARON - 0.35%	Monthly	JPHQ	10/05/26	253,583	CHF	10,593
Alstom SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/13/30	62,776	EUR	14,629
Altech Corporation	1-Day TONAR - 0.25%	Monthly	GSCO	5/27/27	953,352	JPY	46
Alteogen	1-Day FEDEF - 1.75%	Monthly	MSCO	6/24/26	21,844		(175)
Alterea	1-Day EONIA - 0.275%	Monthly	MSCO	9/29/26	64,339	EUR	(5,453)
Altri SGPS	Euro STR - 15.10%	Monthly	GSCO	5/17/27	17,642	EUR	257
Amadeus It Group SA	1-Day EONIA - 0.275%	Monthly	MSCO	7/28/28	108,722	EUR	(11,857)
Amaero Fpo	1-Day RBACR - 13.50%	Monthly	MSCO	7/09/26	60,087	AUD	(11,515)
Amper SA	1-Day EONIA - 4.50%	Monthly	MSCO	9/10/30	112,162	EUR	(62,575)
Amplifon	Euro STR - 0.30%	Monthly	JPHQ	11/27/30	61,500	EUR	(839)
Amrest	1-Day FEDEF - 4.00%	Monthly	MSCO	3/31/27	43,802		10,532
Anadolu Efes	1-Day FEDEF - 7.75%	Monthly	MSCO	11/03/26	118,288		(14,092)
Andritz AG	Euro STR - 0.30%	Monthly	JPHQ	8/07/26	127,439	EUR	(31,984)
Angang Steel Co. Ltd.	1-Day HONIA - 1.00%	Monthly	GSCO	12/15/26	267,298	HKD	11,071
Anglo American Platinum Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	8/15/30	3,165,486	ZAR	(15,273)
Anglo Pacific Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/30	64,783	GBP	(79,411)
Anheuser-Busch InBev SA/NV	Euro STR - 0.30%	Monthly	JPHQ	7/13/30	119,673	EUR	(45,659)
Anhui Jianghuai Auto	1-Day FEDEF - 8.314%	Monthly	MSCO	1/29/27	50,533		14,373

82	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[c] (continued)
Anhui Yingjia Distillery	1-Day FEDEF - 8.00%	Monthly	MSCO	5/21/27	40,126		$(864)
ANP	1-Day FEDEF - 3.25%	Monthly	MSCO	6/24/26	119,804		(16,222)
Anta Sports Products	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	192,702	HKD	(1,799)
Antofagasta PLC	1-Day SONIA - 0.30%	Monthly	MSCS	2/17/31	74,335	GBP	(65,017)
AOI Electronics	TONAR - 0.75%	Monthly	GSCO	3/12/27	2,123,894	JPY	(1,905)
Aperam	Euro STR - 0.30%	Monthly	JPHQ	6/06/30	41,561	EUR	(30,079)
Apotea AB	1-Week STIBOR - 0.275%	Monthly	SEBA	8/25/26	1,419,950	SEK	3,997
Appier Group Inc	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	5,481,428	JPY	(1,727)
Aprilbio Co. Ltd.	1-Day FEDEF - 0.42%	Monthly	MSCO	6/01/27	11,473		(275)
AQ Group	1-Week STIBOR - 0.275%	Monthly	SEBA	3/29/27	404,208	SEK	(11,666)
Arabian Drilling Co.	SOFR - 9.70%	Monthly	GSCO	5/17/27	64,735		62
Arcadis	Euro STR - 0.30%	Monthly	JPHQ	4/04/36	106,917	EUR	(5,001)
Arcelik	1-Day FEDEF - 5.00%	Monthly	MSCS	7/17/26	105,657		28,766
argenx SE	Euro STR - 0.30%	Monthly	JPHQ	7/01/30	80,941	EUR	(9,013)
Ariake Japan Co.	1-Day TONAR - 0.25%	Monthly	GSCO	5/24/27	3,218,181	JPY	240
Aristocrat Fpo	1-Day RBACR - 0.30%	Monthly	MSCO	9/25/26	72,164	AUD	(3,049)
Asahi Group Hldgs	1-Day TONAR - 0.25%	Monthly	GSCO	3/12/27	8,712,493	JPY	2,105
Ascopiave SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	23,746	EUR	(930)
Ashmore Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/19/29	122,144	GBP	(26,485)
Asker Healthcare Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	8/25/26	597,564	SEK	(6,369)
Askul Corp.	1-Day TONAR - 1.25%	Monthly	GSCO	4/29/27	4,165,680	JPY	(223)
ASR Nederland	Euro STR - 0.30%	Monthly	JPHQ	11/03/26	125,531	EUR	(47,872)
Assa Abloy AB	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/30	648,006	SEK	133
Asset World Corp.	1-Day FEDEF - 13.75%	Monthly	MSCO	1/18/27	32,996		(2,391)
Assystem	1-Day EONIA - 2.75%	Monthly	MSCO	9/25/30	70,186	EUR	6,925
Asterasys Co Ltd	1-Day FEDEF - 15.00%	Monthly	MSCO	9/17/26	7,635		2,879
Astroscale Holdings Inc	1-Day TONAR - 10.00%	Monthly	GSCO	8/24/26	3,372,083	JPY	(54,563)
ASX FPO	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	39,173	AUD	4,603
Ate Energy International	1-Day FEDEF - 7.25%	Monthly	MSCO	6/24/26	50,927		6,976
Atlas Copco	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/35	1,994,235	SEK	(4,595)
Atos	1-Day EONIA - 4.625%	Monthly	MSCO	10/23/26	66,002	EUR	12,411
Atrium Ljungberg AB	1-Week STIBOR - 0.275%	Monthly	SEBA	5/25/31	801,842	SEK	3,555
Attacq Limited	1-Day SABOR - 0.75%	Monthly	MSCO	5/06/27	393,616	ZAR	(413)
Aub Group Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	212,737	AUD	32,236
Auction Technology Group	1-Day SONIA - 0.30%	Monthly	MSCS	11/01/30	38,274	GBP	(12,185)
Auden Techno Corp	1-Day FEDEF - 3.75%	Monthly	MSCO	8/04/26	19,098		(8,869)
Audinategl Fpo	1-Day RBACR - 3.38%	Monthly	MSCO	6/24/26	112,495	AUD	46,089
Aura En Fpo	1-Day RBACR - 13.00%	Monthly	MSCO	6/24/26	20,750	AUD	3,438
Aust Ag Co Fpo	1-Day RBACR - 1.50%	Monthly	MSCO	6/24/26	36,460	AUD	1,709
Austal Ltd. Fpo	1-Day RBACR - 0.30%	Monthly	MSCO	4/15/27	86,742	AUD	7,321
AUTO1 Group SE	Euro STR - 0.75%	Monthly	JPHQ	7/14/26	157,273	EUR	(63,367)
Autopartner	1-Day FEDEF - 3.25%	Monthly	MSCO	9/18/30	71,408		(36,232)
Avio SpA	Euro STR - 3.25%	Monthly	JPHQ	9/01/28	104,893	EUR	(33,992)
Aviva	1-Day SONIA - 0.30%	Monthly	MSCS	9/23/30	135,183	GBP	(879)
Ayala Land Inc	1-Day FEDEF - 2.50%	Monthly	MSCO	6/19/26	55,820		24,746
Az-Com Maruwa Holdings	1-Day TONAR - 0.35%	Monthly	GSCO	7/09/26	18,257,436	JPY	25,362

franklintempleton.com	Annual Report	83

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[c] (continued)
Azelis Holding SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	305,649	EUR	$39,714
Azrieli Group	1-Day COF - 0.75%	Monthly	MSCO	5/17/27	528,129	ILS	4,122
B&M European Value Retail PLC	1-Day SONIA - 0.257%	Monthly	MSCO	10/31/35	139,981	GBP	4,130
Bairong Inc.	1-Day HONIA - 2.25%	Monthly	GSCO	6/25/26	356,903	HKD	9,042
Baltic Classifieds Group	1-Day SONIA - 0.275%	Monthly	MSCO	8/12/26	199,330	GBP	49,331
Banca Generali SpA	Euro STR - 0.30%	Monthly	JPHQ	9/21/26	62,082	EUR	(2,260)
Banco De Sabadell	1-Day EONIA - 0.275%	Monthly	MSCO	2/15/27	162,429	EUR	14,005
Bangkok Chain Hospital	1-Day FEDEF - 8.50%	Monthly	MSCO	10/08/26	48,656		6,620
Bangkok Dusit Medical Services	1-Day FEDEF - 0.40%	Monthly	MSCO	6/24/26	153,248		18,527
Bangkok Expressway And Me	1-Day FEDEF - 12.75%	Monthly	MSCO	3/11/27	45,416		3,117
Bank Albilad	SOFR - 3.30%	Monthly	GSCO	5/17/27	63,540		(13)
Bank Central Asia	1-Day FEDEF - 6.50%	Monthly	MSCO	8/06/26	200,565		73,441
Bank Handlowy	1-Day FEDEF - 0.50%	Monthly	MSCO	4/03/36	145,266		(23,761)
Bank Islam Malaysia Berha	1-Day FEDEF - 3.50%	Monthly	MSCO	7/08/26	35,785		(1,160)
Bank Mandiri	1-Day FEDEF - 4.00%	Monthly	MSCO	7/14/26	165,147		33,512
Bank of China Ltd.	1-Day FEDEF - 1.55%	Monthly	MSCO	5/17/27	25,314		(466)
Bank of Ireland Group PLC	1-Day EONIA - 0.275%	Monthly	MSCO	5/17/27	44,176	EUR	(1,827)
Bank of the Philippine	1-Day FEDEF - 2.50%	Monthly	MSCO	6/25/26	165,636		47,945
Bank of Zheng Zhou	1-Day FEDEF - 13.35%	Monthly	MSCO	6/24/26	21,323		1,732
Bank Qld Fpo	1-Day RBACR - 0.30%	Monthly	MSCO	4/15/27	69,830	AUD	5,574
Bankinter SA	1-Day EONIA - 0.35%	Monthly	MSCO	3/06/31	22,566	EUR	(8,015)
Banque Cantonale Vaudoise	Euro STR - 0.35%	Monthly	JPHQ	7/12/26	255,194	CHF	(101,087)
Baowu Magnesium	1-Day FEDEF - 9.663%	Monthly	MSCO	8/06/26	28,729		2,963
Bapcor Ltd. Fpo	1-Day RBACR - 1.75%	Monthly	MSCO	5/05/27	28,376	AUD	4,887
Barito Pacific Tbk	1-Day FEDEF - 4.00%	Monthly	MSCO	6/22/26	20,787		5,842
Barratt Redrow PLC	1-Day SONIA - 0.275%	Monthly	MSCO	2/24/31	79,687	GBP	33,196
Barry Callebaut	1-Day SARON - 0.35%	Monthly	JPHQ	11/13/30	85,761	CHF	12,763
Bayerische Motoren Werke	Euro STR - 0.30%	Monthly	JPHQ	5/18/27	144,623	EUR	22,185
BBMG Corporation	1-Day HONIA - 0.40%	Monthly	GSCO	7/09/26	538,331	HKD	11,194
BCI Mineral Fpo	1-Day RBACR - 18.00%	Monthly	MSCO	6/24/26	37,632	AUD	202
BDO Unibank Inc	1-Day FEDEF - 2.50%	Monthly	MSCO	8/06/26	165,097		34,021
BE Semiconductor Industries	Euro STR - 0.30%	Monthly	JPHQ	5/03/27	84,309	EUR	(129,104)
Bechtle AG	Euro STR - 0.30%	Monthly	JPHQ	5/18/27	153,692	EUR	(23,722)
Befesa SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/26	79,505	EUR	(60,091)
Beiersdorf AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	235,146	EUR	42,046
Beijer Ref AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/30	2,528,819	SEK	13,824
Beijing Enterprises Water	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	664,839	HKD	2,239
Beijing Jingneng Clean En	1-Day HONIA - 0.25%	Monthly	GSCO	4/22/27	79,510	HKD	344
Beijing Shiji Info. Techn	1-Day FEDEF - 12.45%	Monthly	MSCO	5/07/27	12,174		2,406
Belimo N	1-Day SARON - 0.35%	Monthly	JPHQ	5/03/27	216,908	CHF	(78,149)
Ben Ade Bk Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	196,921	AUD	17,169
Benefit	1-Day FEDEF - 4.00%	Monthly	MSCO	11/03/26	206,260		(70,927)
Benq Materials Corporation	1-Day FEDEF - 5.00%	Monthly	MSCO	9/23/26	40,045		(19,018)
Bergman & Beving Aktiebol	1-Week STIBOR - 0.275%	Monthly	SEBA	5/19/31	705,538	SEK	1,051
Berli Jucker Pcl	1-Day FEDEF - 18.875%	Monthly	MSCO	9/28/26	30,666		5,593
BES Engineering	1-Day FEDEF - 3.75%	Monthly	MSCO	4/26/27	47,752		143

84	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[c] (continued)
Better Collective A/S	1-Week STIBOR - 0.275%	Monthly	SEBA	10/09/30	151,147	SEK	$(786)
Bezeq Israel Telcm	1-Day COF - 3.25%	Monthly	MSCO	5/17/27	681,722	ILS	(7,323)
BHP Group Ltd	1-Day SONIA - 1.52%	Monthly	MSCO	12/02/30	46,248	GBP	(26,491)
BIC	1-Day EONIA - 0.275%	Monthly	MSCO	8/27/26	126,370	EUR	(26,763)
Bid Corporation Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	12/01/30	1,907,244	ZAR	2,753
Bidvest Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	4/08/27	504,397	ZAR	(742)
Big Yellow Group	1-Day SONIA - 0.30%	Monthly	MSCS	10/16/30	127,109	GBP	23,143
Bim Magazalar	1-Day FEDEF - 0.75%	Monthly	MSCO	9/21/26	66,066		(15,155)
Binex	1-Day FEDEF - 6.38%	Monthly	MSCO	6/24/26	111,031		53,231
Biodyne Co Ltd.	1-Day FEDEF - 14.13%	Monthly	MSCO	5/03/27	9,524		172
Biomerieux	1-Day EONIA - 0.30%	Monthly	MSCS	9/16/30	34,769	EUR	7,538
Bioplus Co Ltd	1-Day FEDEF - 4.00%	Monthly	MSCO	9/07/26	27,346		2,713
Bittium Corporation	Euro STR - 11.50%	Monthly	SEBA	2/23/27	34,368	EUR	(19,233)
Bk Leumi Le Israel	1-Day COF - 0.75%	Monthly	MSCO	5/17/27	376,967	ILS	1,278
BKW	1-Day SARON - 0.35%	Monthly	JPHQ	11/27/26	232,066	CHF	22,722
Bloomsbury Publishing Ord	1-Day SONIA - 0.275%	Monthly	MSCO	9/16/26	73,465	GBP	(31,934)
Blue Moon Group Hldgs Ltd	1-Day HONIA - 5.25%	Monthly	GSCO	6/25/26	1,117,646	HKD	(1,672)
Bodycote	1-Day SONIA - 0.275%	Monthly	MSCO	3/05/27	33,060	GBP	(10,020)
Bollore SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/30	347,660	EUR	(33,745)
BoneSupport AB	1-Week STIBOR - 0.275%	Monthly	SEBA	3/27/30	146,697	SEK	439
Borregaard ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	5/07/31	475,851	NOK	14,156
Bossard AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/30	57,489	CHF	(6,995)
Bravida Holding AB	1-Week STIBOR - 0.275%	Monthly	SEBA	1/10/30	1,189,472	SEK	(14,836)
Breedon Grp PLC	1-Day SONIA - 0.275%	Monthly	MSCO	3/05/27	73,706	GBP	9,894
Brembo	Euro STR - 0.30%	Monthly	JPHQ	3/25/36	133,354	EUR	(41,223)
Brenntag SE	Euro STR - 0.30%	Monthly	JPHQ	10/07/30	152,150	EUR	(14,471)
Breville Fpo	1-Day RBACR - 1.35%	Monthly	MSCO	6/24/26	158,081	AUD	7,090
Bridgepoint Group PLC	1-Day SONIA - 0.275%	Monthly	MSCO	2/24/31	163,762	GBP	(2,649)
Brilliance China Automotive	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	590,877	HKD	3,884
British American Tobacco	1-Day SONIA - 0.30%	Monthly	MSCS	9/27/30	112,124	GBP	(3,956)
British Land Co Plc Ord	1-Day SONIA - 0.275%	Monthly	MSCO	6/08/26	82,798	GBP	(9,124)
Brogent Technologies Inc	1-Day FEDEF - 5.50%	Monthly	MSCO	6/24/26	54,910		(2,612)
Brunello Cucinelli	Euro STR - 0.30%	Monthly	JPHQ	5/03/27	174,012	EUR	15,834
BT Group Ord	1-Day SONIA - 0.275%	Monthly	MSCO	3/29/27	109,676	GBP	1,785
BTS Group Holdings Pcl.	1-Day FEDEF - 7.75%	Monthly	MSCO	2/04/27	35,248		7,842
Budimex	1-Day FEDEF - 0.50%	Monthly	MSCO	5/07/31	279,818		(40,188)
Budweiser Brewing Company	1-Day HONIA - 0.75%	Monthly	GSCO	6/25/26	1,485,423	HKD	15,623
Bumi Armada Berhad	1-Day FEDEF - 13.50%	Monthly	MSCO	4/23/27	7,109		1,318
Bumrungrad Hospital Co	1-Day FEDEF - 4.25%	Monthly	MSCO	6/25/26	36,514		(3,768)
Bunzl PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/29	64,008	GBP	(1,701)
Bupa Arabia For Cooperati	SOFR - 4.65%	Monthly	GSCO	5/17/27	25,655		346
Burford Capital Ltd.	1-Day SONIA - 0.63%	Monthly	MSCS	7/17/29	184,634	GBP	136,936
Buzzi	Euro STR - 0.30%	Monthly	JPHQ	9/03/26	63,980	EUR	2,962
BWP Trust Ord Units	1-Day RBACR - 0.30%	Monthly	MSCO	6/24/26	67,779	AUD	(27)
Bystronic AG	Euro STR - 0.35%	Monthly	JPHQ	8/05/30	35,303	CHF	11,689
Bytes Technology Group	1-Day SONIA - 1.00%	Monthly	MSCO	1/22/27	77,863	GBP	(12,196)

franklintempleton.com	Annual Report	85

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[c] (continued)
C Sun Manufacturing Co.	1-Day FEDEF - 4.19%	Monthly	MSCO	4/30/27	35,739		$(3,810)
C&C Group	1-Day SONIA - 0.75%	Monthly	MSCO	5/07/27	34,409	GBP	4,999
CA Immobilien Anlagen AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	69,007	EUR	3,425
Cadeler AS	1-Week NIBOR - 6.50%	Monthly	SEBA	7/17/30	1,882,439	NOK	(30,602)
Cairo Communication	Euro STR - 2.45%	Monthly	JPHQ	11/04/29	6,850	EUR	892
Calbee Inc.	1-Day TONAR - 0.25%	Monthly	GSCO	6/25/26	16,239,604	JPY	2,499
Campari	Euro STR - 0.30%	Monthly	JPHQ	7/31/30	22,026	EUR	1,776
Camurus AB	1-Week STIBOR - 0.75%	Monthly	SEBA	7/17/30	1,802,855	SEK	18,690
Canmax Techs Co.	1-Day FEDEF - 12.24%	Monthly	MSCO	2/03/27	43,433		(34,756)
Capcom Co. Ltd.	1-Day TONAR - 0.25%	Monthly	GSCO	2/08/27	10,045,788	JPY	3,915
Capita PLC	1-Day SONIA - 1.125%	Monthly	MSCO	5/06/31	98,739	GBP	(24,764)
Capital and Invest	1-Day SORA - 0.75%	Monthly	MSCO	6/25/26	121,390	SGD	7,575
Capland China	1-Day SORA - 1.375%	Monthly	MSCO	4/30/27	9,798	SGD	248
Caregen	1-Day FEDEF - 6.125%	Monthly	MSCO	6/24/26	47,466		(53,197)
Carl Zeiss Meditec AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/30	77,688	EUR	2,017
Carlsberg AS	1-Week CIBOR - 0.275%	Monthly	SEBA	12/31/26	604,755	DKK	460
Carnarvon Fpo	1-Day RBACR - 5.25%	Monthly	MSCO	6/25/26	16,798	AUD	(2,492)
Catapult Fpo	1-Day RBACR - 1.35%	Monthly	MSCO	3/12/27	128,847	AUD	(1,245)
Catena AB	1-Week STIBOR - 0.275%	Monthly	SEBA	5/08/31	1,907,478	SEK	(4,428)
Catrion Catering Holding	SOFR - 8.10%	Monthly	GSCO	5/17/27	50,488		215
CD Projekt SA	1-Day FEDEF - 1.25%	Monthly	MSCS	7/17/30	231,756		(36,523)
CDL Htrust	1-Day SORA - 1.50%	Monthly	MSCO	6/25/26	27,916	SGD	1,217
Celcomdigi Berhad	1-Day FEDEF - 8.00%	Monthly	MSCO	6/25/26	71,675		5,399
Cellcom Israel Ltd.	1-Day COF - 0.75%	Monthly	MSCO	5/17/27	431,952	ILS	(4,641)
Cellnex Telecom SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/14/26	407,946	EUR	20,345
Celon Pharma SA	1-Day FEDEF - 12.75%	Monthly	MSCS	10/28/29	7,340		443
Ceres Power Holdings PLC	1-Day SONIA - 1.38%	Monthly	MSCS	7/17/30	49,228	GBP	(100,694)
Cerillion PLC	1-Day SONIA - 3.63%	Monthly	MSCO	6/11/26	37,992	GBP	(3,221)
Cetc Digital Technology	1-Day FEDEF - 12.05%	Monthly	MSCO	2/15/27	15,130		1,630
Cgn Mining Company Ltd	1-Day HONIA - 3.25%	Monthly	GSCO	6/25/26	710,738	HKD	8,772
Chalice Fpo	1-Day RBACR - 2.75%	Monthly	MSCO	6/24/26	33,404	AUD	6,119
Champion Real Estate Investement	1-Day HONIA - 0.25%	Monthly	GSCO	2/10/27	59,065	HKD	439
Channel Infrastructure Nz	1-Day NZOCR - 0.40%	Monthly	MSCO	6/24/26	133,365	NZD	(31,261)
Charoen Pokphand Enterprise	1-Day FEDEF - 4.00%	Monthly	MSCO	6/24/26	37,794		3,582
Charoen Pokphand Foods	1-Day FEDEF - 2.25%	Monthly	MSCO	1/19/27	80,695		10,745
Chemring Group	1-Day SONIA - 0.275%	Monthly	MSCO	2/24/31	91,907	GBP	(2,078)
Cheng Loong	1-Day FEDEF - 2.125%	Monthly	MSCO	11/23/26	10,066		(462)
Chesnara PLC	1-Day SONIA - 0.30%	Monthly	MSCS	12/26/29	126,574	GBP	(16,042)
China Cinda Asset Management	1-Day HONIA - 2.88%	Monthly	GSCO	9/09/26	1,955,640	HKD	47,734
China Everbright Bank	1-Day FEDEF - 0.85%	Monthly	MSCO	6/24/26	35,066		4,320
China Feihe Ltd	1-Day HONIA - 0.40%	Monthly	GSCO	9/11/26	1,945,769	HKD	61,926
China Film Group Co. Ltd.	1-Day FEDEF - 12.31%	Monthly	MSCO	4/15/27	14,793		(590)
China General Plastics Co	1-Day FEDEF - 4.35%	Monthly	MSCO	6/24/26	58,388		(4,511)
China Jinmao Holdings Group	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	618,281	HKD	(13,334)
China Kings Resources	1-Day FEDEF - 8.85%	Monthly	MSCO	5/17/27	10,490		200

86	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[c] (continued)
China Literature Ltd	1-Day HONIA - 0.40%	Monthly	GSCO	7/31/26	911,338	HKD	$38,221
China Modern Dairy Holdings	1-Day HONIA - 1.25%	Monthly	GSCO	6/25/26	49,552	HKD	(107)
China Motor Co	1-Day FEDEF - 3.625%	Monthly	MSCO	6/24/26	123,914		10,664
China National Building	1-Day HONIA - 0.25%	Monthly	GSCO	5/27/27	376,724	HKD	(714)
China Overseas Land & Inv	1-Day HONIA - 0.25%	Monthly	GSCO	5/06/27	97,710	HKD	(1,467)
China Power International	1-Day HONIA - 0.25%	Monthly	GSCO	4/12/27	556,584	HKD	(11,537)
China Qinfa Group Limited	1-Day HONIA - 4.50%	Monthly	GSCO	4/29/27	408,626	HKD	16,649
China Resource Power Holding	TONAR - 0.35%	Monthly	GSCO	3/02/27	372,484	HKD	(6,664)
China Risun Grp Ltd	1-Day HONIA - 12.25%	Monthly	GSCO	6/25/26	274,140	HKD	1,717
China Ruyi Holdings Ltd	1-Day HONIA - 2.75%	Monthly	GSCO	6/25/26	539,902	HKD	35,192
China Southern Airlines	1-Day HONIA - 2.50%	Monthly	GSCO	1/27/27	388,068	HKD	14,161
China State Construction	1-Day HONIA - 0.25%	Monthly	GSCO	1/06/27	457,318	HKD	2,778
China Steel Corp	1-Day FEDEF - 1.00%	Monthly	MSCO	10/06/26	169,487		2,924
China Tianying Inc.	1-Day FEDEF - 6.17%	Monthly	MSCO	2/12/27	36,371		2,868
China Travel International	1-Day HONIA - 10.75%	Monthly	GSCO	3/02/27	343,878	HKD	467
China Water Affair Group	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	1,238,986	HKD	36,353
Chinasoft International	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	1,633,892	HKD	51,232
Chiyoda Co. Ltd.	1-Day TONAR - 1.50%	Monthly	GSCO	2/15/27	10,153,079	JPY	1,423
Chong Kun Dang Pharmaceutical	1-Day FEDEF - 1.50%	Monthly	MSCO	4/29/27	15,252		1,460
Chongqing Millison	1-Day FEDEF - 6.15%	Monthly	MSCO	8/26/26	12,037		(12,010)
Chrysosltd Fpo	1-Day RBACR - 4.75%	Monthly	MSCO	6/24/26	108,226	AUD	8,713
Chugoku Electric Power Co	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	13,980,749	JPY	(5,808)
Chunbo	1-Day FEDEF - 5.25%	Monthly	MSCO	6/24/26	45,614		(1,136)
Chung Hung Steel Co	1-Day FEDEF - 5.25%	Monthly	MSCO	6/24/26	114,761		(16,742)
Cibus Nordic Real Estate AB	1-Week STIBOR - 0.275%	Monthly	SEBA	1/10/31	1,266,469	SEK	10,447
CIE Automotive S.A.	1-Day EONIA - 0.35%	Monthly	MSCS	9/12/30	105,929	EUR	(25,386)
Cimb Group Holdings Berhad	1-Day FEDEF - 4.625%	Monthly	MSCO	5/25/27	26,123		841
Citic Telecom Intl Hldgs	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	200,177	HKD	(2,955)
Citydev	1-Day SORA - 0.30%	Monthly	MSCO	6/25/26	146,209	SGD	(1,710)
CK Infrastructure Holding	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	674,043	HKD	3,990
Clariane SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/26	182,546	EUR	(22,359)
Clarity Ph Fpo	1-Day RBACR - 2.625%	Monthly	MSCO	6/24/26	53,442	AUD	7,009
Cleanaway Company Limited	1-Day FEDEF - 15.125%	Monthly	MSCO	6/24/26	24,577		428
Clio Cosmetics	1-Day FEDEF - 5.75%	Monthly	MSCO	6/24/26	1,989		281
Close Brothers Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/30/30	138,195	GBP	(17,711)
Cloudberry Clean Energy ASA	1-Week NIBOR - 1.00%	Monthly	SEBA	7/17/30	372,576	NOK	(4,748)
CLP Holdings Ltd	1-Day HONIA - 0.40%	Monthly	GSCO	8/25/26	794,799	HKD	(15,700)
CLS Hldgs	1-Day SONIA - 3.75%	Monthly	MSCO	5/07/27	7,923	GBP	(14)
CNH Industrial	Euro STR - 0.30%	Monthly	JPHQ	3/24/36	91,768	EUR	7,745
Coats Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	6/03/30	147,667	GBP	3,628
Cobram Fpo	1-Day RBACR - 10.25%	Monthly	MSCO	10/28/26	48,741	AUD	(14,506)
Coca-Cola Europacific	1-Day SONIA - 0.275%	Monthly	MSCO	5/07/27	63,986	GBP	2,332
Coface	1-Day EONIA - 0.275%	Monthly	MSCO	1/14/31	247,740	EUR	10,207
Cofco Joycome Foods Ltd	1-Day HONIA - 1.25%	Monthly	GSCO	6/25/26	613,492	HKD	9,097
Cognor Holding SA	1-Day FEDEF - 0.75%	Monthly	MSCS	7/17/30	54,520		(4,195)
Coloplast A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/26	1,984,684	DKK	94,147

franklintempleton.com	Annual Report	87

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[c] (continued)
Colruyt SA	Euro STR - 0.30%	Monthly	JPHQ	7/17/29	144,672	EUR	$(674)
Comet	1-Day SARON - 0.35%	Monthly	JPHQ	9/30/30	189,296	CHF	(173,178)
Cometridge Fpo	1-Day RBACR - 18.00%	Monthly	MSCO	6/24/26	25,386	AUD	(879)
Comforia Residential Reit	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	15,196,352	JPY	(5,363)
The Company For Cooperati	SOFR - 0.75%	Monthly	GSCO	5/24/27	15,451		79
Contact Energy Ltd.	1-Day NZOCR - 0.30%	Monthly	MSCO	6/24/26	45,412	NZD	(638)
Continental Hldgs Corp	1-Day FEDEF - 3.625%	Monthly	MSCO	6/24/26	104,632		15,692
Core Exp Fpo	1-Day RBACR - 8.625%	Monthly	MSCO	4/15/27	26,729	AUD	1,431
Coremax Corporation	1-Day FEDEF - 12.94%	Monthly	MSCO	4/30/27	18,711		(5,005)
Coretronics Corp	1-Day FEDEF - 3.875%	Monthly	MSCO	6/24/26	192,264		32,054
Coronation Fund Mngrs Ld	1-Day SABOR - 0.638%	Monthly	MSCO	5/03/27	961,945	ZAR	3,091
Corporacion Acciona Energias Renovables SA	1-Day EONIA - 0.35%	Monthly	MSCS	8/05/30	331,281	EUR	(59,332)
Cosel Co. Ltd.	1-Day TONAR - 0.25%	Monthly	GSCO	2/25/27	9,315,694	JPY	(14,521)
Cosmax	1-Day FEDEF - 3.125%	Monthly	MSCO	6/24/26	28,849		6,780
Cosmecca Korea	1-Day FEDEF - 8.625%	Monthly	MSCO	6/24/26	24,619		(2,162)
Cosmo Adv Materials & Tec	1-Day FEDEF - 5.50%	Monthly	MSCO	7/03/26	69,316		(12,399)
COSMO Pharmaceuticals NV	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/30	81,129	CHF	(303)
Cota Co Ltd	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	6,325,109	JPY	7,050
Coway Co. Ltd.	1-Day FEDEF - 4.625%	Monthly	MSCO	5/03/27	26,369		(338)
CP All Public Company	1-Day FEDEF - 0.75%	Monthly	MSCO	9/17/26	72,539		13
Craneware PLC	1-Day SONIA - 0.275%	Monthly	MSCO	12/27/30	74,969	GBP	(4,936)
Create Restaurants Holdings	1-Day TONAR - 0.35%	Monthly	GSCO	11/12/26	23,081,548	JPY	7,001
Credem	Euro STR - 0.30%	Monthly	JPHQ	7/17/35	24,772	EUR	(603)
Crest Nicholson Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/21/30	62,477	GBP	(1,569)
Croda International PLC	1-Day SONIA - 0.44%	Monthly	MSCS	11/27/30	97,836	GBP	(12,701)
CSE Global	1-Day SORA - 5.25%	Monthly	MSCO	5/20/27	34,845	SGD	(2,665)
CSPC Innovation	1-Day HONIA - 0.25%	Monthly	MSCO	2/03/27	36,055		7,902
Cspc Pharmaceutical Group	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	1,012,355	HKD	18,442
Ctos Digital Berhad	1-Day FEDEF - 6.75%	Monthly	MSCO	8/06/26	17,175		4,337
CTS Eventim AG & Co. Kgaa	Euro STR - 0.85%	Monthly	JPHQ	5/18/27	64,666	EUR	(10,586)
Cub Elecparts Inc	1-Day FEDEF - 8.75%	Monthly	MSCO	6/24/26	80,324		(29,087)
Cuc Inc	1-Day TONAR - 5.00%	Monthly	GSCO	6/24/26	4,485,849	JPY	2,385
CVC Capital	Euro STR - 0.30%	Monthly	JPHQ	3/08/27	113,574	EUR	13,539
CVS Group PLC	1-Day SONIA - 0.275%	Monthly	MSCO	8/19/30	140,588	GBP	(27,348)
Cwlth Bank Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	220,565	AUD	535
Cyberdyne Inc	1-Day TONAR - 2.50%	Monthly	GSCO	6/24/26	6,841,792	JPY	(23,056)
Cyberflks	1-Day FEDEF - 6.50%	Monthly	MSCO	9/04/26	47,780		(2,076)
Cyfrowy Polsat SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/17/27	135,986		(46,413)
D&D Pharmatech Inc.	1-Day FEDEF - 4.00%	Monthly	MSCO	5/25/27	14,745		(5,725)
D&O Green Technologies	1-Day FEDEF - 10.00%	Monthly	MSCO	10/06/26	9,327		5,081
D/S Norden	1-Week CIBOR - 0.275%	Monthly	SEBA	5/21/27	385,005	DKK	3,655
Daejoo	1-Day FEDEF - 11.50%	Monthly	MSCO	6/24/26	75,792		(84,856)
Daewoong Pharmaceutical	1-Day FEDEF - 1.50%	Monthly	MSCO	5/07/27	15,816		1,617
Dai Nippon Printing Co.	1-Day TONAR - 0.25%	Monthly	GSCO	5/27/27	3,851,370	JPY	(172)
Daiei Kankyo Co. Ltd.	1-Day TONAR - 0.25%	Monthly	GSCO	4/01/27	8,729,729	JPY	471

88	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[c] (continued)
Daimler Truck Holding AG	Euro STR - 0.30%	Monthly	JPHQ	5/18/27	216,361	EUR	$(61,429)
Daiseki Co. Ltd.	1-Day TONAR - 0.35%	Monthly	GSCO	2/09/27	4,954,159	JPY	(1,822)
Daishin Securities Co	1-Day FEDEF - 2.865%	Monthly	MSCO	7/24/26	61,335		(1,475)
Daishinku Corp	1-Day TONAR - 0.75%	Monthly	GSCO	11/17/26	12,368,781	JPY	(62,693)
Daiwa Office Investment Corp.	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	12,412,333	JPY	4,350
Daiwa Securities Group	1-Day TONAR - 0.25%	Monthly	GSCO	4/29/27	3,989,037	JPY	(386)
Dalipal Holdings Ltd	1-Day HONIA - 16.25%	Monthly	GSCO	6/25/26	244,799	HKD	13,714
D’Amico	Euro STR - 0.30%	Monthly	JPHQ	3/25/31	29,409	EUR	1,776
Dar Alarkan Real Estate	SOFR - 4.20%	Monthly	GSCO	5/17/27	77,729		1,780
Dassault Aviation	1-Day EONIA - 0.275%	Monthly	MSCO	10/23/26	68,211	EUR	(3,584)
Dassault Systemes SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/01/27	124,956	EUR	(8,563)
Dayang Enterprise Holding	1-Day FEDEF - 12.75%	Monthly	MSCO	4/22/27	7,933		279
Deep Yellow Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	38,398	AUD	4,571
Dekon Food And Agriculture	1-Day HONIA - 4.25%	Monthly	GSCO	4/12/27	139,239	HKD	3,624
Delivery Hero SE	Euro STR - 2.25%	Monthly	JPHQ	5/03/27	160,187	EUR	(185,370)
De’Longhi SpA	Euro STR - 0.30%	Monthly	JPHQ	5/08/31	69,762	EUR	(13,383)
Dentsu Soken Inc.	1-Day TONAR - 0.25%	Monthly	GSCO	12/15/26	17,671,300	JPY	5,588
Derwent London PLC	1-Day SONIA - 0.275%	Monthly	MSCO	7/07/26	235,046	GBP	17,594
Deutsche Pfandriefbank AG	HIBOR - 0.30%	Monthly	JPHQ	1/30/31	141,047	EUR	39,174
Deutsche Post	Euro STR - 0.30%	Monthly	JPHQ	12/11/30	9,225	EUR	(3,206)
Deutz AG	Euro STR - 0.30%	Monthly	JPHQ	5/18/27	90,838	EUR	(7,311)
Develop Fpo	1-Day RBACR - 0.875%	Monthly	MSCO	6/25/26	169,161	AUD	(41,319)
Dexerials Corporation	1-Day TONAR - 0.25%	Monthly	GSCO	5/10/27	2,523,576	JPY	(6,971)
Di Dongil	1-Day FEDEF - 6.375%	Monthly	MSCO	6/24/26	104,218		29,851
Diag	1-Day SONIA - 0.275%	Monthly	MSCO	5/14/27	82,810		(9,114)
Diageo PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/30	240,556	GBP	2,630
Dialog Group Bhd	1-Day FEDEF - 5.125%	Monthly	MSCO	6/25/26	116,528		(32,778)
DiaSorin	Euro STR - 0.30%	Monthly	JPHQ	4/25/30	95,412	EUR	(1,428)
Digital Garage	1-Day TONAR - 0.25%	Monthly	GSCO	4/27/27	4,258,266	JPY	5,036
Dino Polska SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/14/26	178,851		28,732
Dis-Chem Pharmacies	1-Day SABOR - 0.50%	Monthly	MSCS	12/26/30	3,101,299	ZAR	(43,228)
Discovery Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/30	2,753,487	ZAR	(107,668)
DMG Mori Co. Ltd.	1-Day TONAR - 0.25%	Monthly	GSCO	12/15/26	19,149,229	JPY	(26,836)
DNB Bank ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	7/17/30	768,507	NOK	50
Domino’s Pizza Group PLC	1-Day SONIA - 0.275%	Monthly	MSCO	9/05/30	169,644	GBP	73,924
Dongxing Securities Co. Lt.	1-Day FEDEF - 1.75%	Monthly	MSCO	4/15/27	42,355		(2,060)
Doosan Enerbility Co Ltd	1-Day FEDEF - 0.45%	Monthly	MSCO	11/18/26	54,769		(7,129)
Doosan Robotics	1-Day FEDEF - 18.00%	Monthly	MSCO	6/26/26	16,330		(1,647)
Doosanfc	1-Day FEDEF - 10.25%	Monthly	MSCO	6/24/26	56,703		(74,059)
Dottikon ES Holding AG	1-Day SARON - 1.40%	Monthly	JPHQ	7/17/30	38,673	CHF	(31,487)
Douglas AG	Euro STR - 0.30%	Monthly	JPHQ	1/26/27	69,428	EUR	12,470
Dovalue	Euro STR - 5.00%	Monthly	JPHQ	8/14/30	173,455	EUR	29,185
Dow Jones US Select Health Care Providers Index	SOFR - 0.25%	Monthly	GSCO	6/17/26	5,176,884		(545)
Dow Jones US Select Medical Equipment Index	SOFR - 0.25%	Monthly	GSCO	6/17/26	2,477,114		(71,485)

franklintempleton.com	Annual Report	89

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[c] (continued)
Dow Jones US Select Pharma Total Return Index	SOFR - 0.70%	Monthly	GSCO	6/17/26	7,782,664		$(403,894)
DPC Dash Ltd.	1-Day HONIA - 4.00%	Monthly	GSCO	1/07/27	804,495	HKD	43,303
Dr. Soliman Abdel Kader F	SOFR - 9.10%	Monthly	GSCO	5/17/27	14,173		(462)
Dr. Sulaiman Al Habib Med	SOFR - 4.90%	Monthly	GSCO	5/17/27	76,659		369
Drewloong Precision Inc	1-Day FEDEF - 9.875%	Monthly	MSCO	6/24/26	11,856		51
DSM Firmenich AG	Euro STR - 0.30%	Monthly	JPHQ	4/16/31	236,293	EUR	(2,832)
DSV A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/14/26	1,219,086	DKK	(26,158)
DWEC	1-Day FEDEF - 0.875%	Monthly	MSCO	6/24/26	40,428		(174,027)
Dynavox Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	8/25/26	1,778,538	SEK	24,056
Dyno Nobel Fpo	1-Day RBACR - 0.30%	Monthly	MSCO	4/15/27	131,257	AUD	(15,591)
E Ink Holdings Inc	1-Day FEDEF - 1.50%	Monthly	MSCO	6/24/26	102,923		(23,413)
East Horizon Limited	1-Day HONIA - 0.40%	Monthly	GSCO	9/03/26	525,525	HKD	(1,494)
Eastern & Oriental Bhd	1-Day FEDEF - 4.50%	Monthly	MSCO	6/25/26	42,475		(2,292)
Ebara Corp.	1-Day TONAR - 0.25%	Monthly	GSCO	3/05/27	5,660,335	JPY	(3,701)
Ebos Group	1-Day NZOCR - 0.30%	Monthly	MSCO	4/30/27	74,114	NZD	3,330
Ecopro Co Ltd	1-Day FEDEF - 4.375%	Monthly	MSCO	9/07/26	52,191		(8,112)
Ecoprobm Co Ltd	1-Day FEDEF - 8.375%	Monthly	MSCO	9/16/26	74,042		(38,593)
EDP Renewables SA	Euro STR - 0.15%	Monthly	GSCO	5/17/27	158,354	EUR	(267)
EDP S.A.	Euro STR - 0.15%	Monthly	GSCO	5/14/27	89,577	EUR	944
Edreams Odigeo SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/30	130,577	EUR	11,548
Eguarantee Inc	1-Day TONAR - 0.35%	Monthly	GSCO	7/17/26	67,889	JPY	(2,467)
Eiken Chemical Co	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	5,543,913	JPY	(8,568)
Eirgenix Inc	1-Day FEDEF - 6.50%	Monthly	MSCO	6/24/26	79,506		28,876
Elec Optic Fpo	1-Day RBACR - 12.875%	Monthly	MSCO	11/05/26	88,166	AUD	(30,810)
Elia Group	Euro STR - 0.30%	Monthly	JPHQ	5/16/31	83,514	EUR	(53,274)
Elisa Oyj	Euro STR - 0.28%	Monthly	SEBA	11/15/30	278,585	EUR	15,134
EM System Co. Ltd.	1-Day TONAR - 0.25%	Monthly	GSCO	2/25/27	2,371,064	JPY	4,144
Embracer Group AB	1-Day FEDEF	Monthly	SEBA	3/04/31	1,019,879	SEK	(43,665)
Emeis	1-Day EONIA - 1.50%	Monthly	MSCO	11/19/26	161,642	EUR	(17,942)
Ems-Chemie AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/30	199,103	CHF	(70,381)
ENAV SpA	Euro STR - 0.30%	Monthly	JPHQ	9/23/30	154,185	EUR	(63,444)
Ence Energia Y Celulosa SA	1-Day EONIA - 0.35%	Monthly	MSCO	2/10/31	51,722	EUR	10,876
Endeavour Fpo	1-Day RBACR - 0.30%	Monthly	MSCO	3/18/27	165,666	AUD	22,433
Enento Group OYJ	Euro STR - 0.28%	Monthly	SEBA	7/17/30	76,880	EUR	6,283
EnergieKontor AG	Euro STR - 0.30%	Monthly	JPHQ	3/07/31	122,505	EUR	(18,194)
Engcon AB	1-Week STIBOR - 3.50%	Monthly	SEBA	10/04/30	1,153,190	SEK	19,058
Enigmo Inc	1-Day TONAR - 0.35%	Monthly	GSCO	7/15/26	2,549,109	JPY	(3,549)
Envipco Holdings	1-Week NIBOR - 0.275%	Monthly	SEBA	5/21/31	984,573	NOK	13,396
Epiroc AB	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/30	2,190,633	SEK	(69,837)
EQT AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/35	958,099	SEK	(8,051)
Equita Group	Euro STR - 0.30%	Monthly	JPHQ	4/23/27	51,243	EUR	2,456
Eramet SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/30/30	193,212	EUR	(3,015)
ERG SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	186,590	EUR	(37,886)
Erste Group Bank AG	Euro STR - 0.30%	Monthly	JPHQ	10/14/30	95,606	EUR	(30,774)
ESR Kendall Square REIT	1-Day FEDEF - 3.875%	Monthly	MSCO	1/12/27	64,164		6,895

90	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[c] (continued)
Essentra PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/01/30	149,808	GBP	$60,471
Essity AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/30	2,358,323	SEK	(1,125)
Euglena Co Ltd	1-Day TONAR - 1.25%	Monthly	GSCO	6/24/26	15,563,526	JPY	12,463
Eurobank	Euro STR - 1.00%	Monthly	GSCO	5/17/27	92,402	EUR	(5,122)
Euronav NV	Euro STR - 0.30%	Monthly	JPHQ	12/23/29	156,747	EUR	(81,279)
Eutelsat SA	1-Day EONIA - 0.40%	Monthly	MSCS	7/12/29	145,114	EUR	(137,511)
Evergreen Marine Corp.	1-Day FEDEF - 6.56%	Monthly	MSCO	3/18/27	27,048		(160)
Everybot	1-Day FEDEF - 17.875%	Monthly	MSCO	6/24/26	8,503		2,105
Evotec Se	Euro STR - 3.95%	Monthly	JPHQ	5/18/27	180,331	EUR	7,863
Exor	Euro STR - 0.30%	Monthly	JPHQ	5/28/27	65,041	EUR	(431)
Experian PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/30	141,045	GBP	30,425
F Code Inc.	1-Day TONAR - 4.00%	Monthly	GSCO	4/16/27	4,099,376	JPY	(478)
Far East Htrust	1-Day SORA - 1.00%	Monthly	MSCO	6/25/26	41,673	SGD	211
Faraday Technology	1-Day FEDEF - 8.157%	Monthly	MSCO	11/20/26	76,899		(21,299)
Fastighets AB Balder	1-Week STIBOR - 0.275%	Monthly	SEBA	5/25/31	2,804,831	SEK	37,140
Ferguson Enterprises Inc.	1-Day SONIA - 0.275%	Monthly	MSCO	2/10/31	30,997	GBP	(14,622)
Ferrari SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	56,117	EUR	(619)
Ferretti	Euro STR - 1.00%	Monthly	JPHQ	10/20/30	115,867	EUR	(23,442)
Ferrovial SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/30	220,574	EUR	(61,491)
Fila	Euro STR - 0.30%	Monthly	JPHQ	11/19/26	138,952	EUR	6,262
Financial Partners Group	1-Day TONAR - 0.25%	Monthly	GSCO	3/11/27	4,794,120	JPY	3,535
Finatext Hldgs Ltd	1-Day TONAR - 1.50%	Monthly	GSCO	6/24/26	15,860,146	JPY	(28,361)
Fine M-Tec	1-Day FEDEF - 19.00%	Monthly	MSCO	6/24/26	7,672		(1,434)
FinecoBank SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	258,040	EUR	(82,497)
Fintel PLC	1-Day SONIA - 0.275%	Monthly	MSCO	8/20/30	43,646	GBP	18,919
Fiskars Group OYJ	Euro STR - 0.45%	Monthly	SEBA	8/23/30	51,631	EUR	2,368
Fittech Co Ltd	1-Day FEDEF - 6.25%	Monthly	MSCO	6/24/26	15,650		(30,819)
Fletcher Building Fpo Nzx	1-Day RBACR - 0.40%	Monthly	MSCO	11/16/26	77,593	AUD	9,587
Flexium Interconnect Inc	1-Day FEDEF - 2.375%	Monthly	MSCO	6/24/26	212,083		(10,981)
Flow Traders	Euro STR - 0.30%	Monthly	JPHQ	8/26/30	51,611	EUR	6,887
FLSmidth & Co. A/S	1-Week CIBOR - 0.275%	Monthly	SEBA	9/10/30	1,617,825	DKK	(43,679)
Flughafen Zurich AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/30	160,854	CHF	(8,921)
Fluidra SA	1-Day EONIA - 0.35%	Monthly	MSCS	9/30/30	23,874	EUR	6,108
Flutter Entertainment PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/30/30	160,253	GBP	76,986
Foci Fiber Optic Communication	1-Day FEDEF - 10.875%	Monthly	MSCO	10/01/26	30,882		(27,958)
Food Empire	1-Day SORA - 0.40%	Monthly	MSCO	6/25/26	26,605	SGD	(527)
Foosung	1-Day FEDEF - 5.25%	Monthly	MSCO	6/24/26	28,939		(15,011)
Forbo	1-Day SARON - 0.35%	Monthly	JPHQ	9/11/26	102,992	CHF	8,311
Formosa Plastic	1-Day FEDEF - 3.25%	Monthly	MSCO	6/19/26	170,041		(28,329)
Fortune Electric Co. Ltd.	1-Day FEDEF - 15.125%	Monthly	MSCO	5/05/27	57,182		1,160
Foschini Group Ltd. (The)	1-Day SABOR - 0.50%	Monthly	MSCS	8/30/29	3,380,331	ZAR	63,280
FP Partner Inc	1-Day TONAR - 5.50%	Monthly	GSCO	6/24/26	8,780,071	JPY	(866)
Franbo Lines Corp	1-Day FEDEF - 8.375%	Monthly	MSCO	11/17/26	27,541		2,592
Fraport AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	145,322	EUR	(57,703)
Fraser & Neave Holdings	1-Day FEDEF - 10.75%	Monthly	MSCO	2/02/27	47,829		6,302
Frasers Group PLC	1-Day SONIA - 0.275%	Monthly	MSCO	2/24/31	45,670	GBP	(12,247)

franklintempleton.com	Annual Report	91

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[c] (continued)
Freee K K	1-Day TONAR - 5.26%	Monthly	GSCO	3/12/27	7,681,022	JPY	$391
Freenet AG	Euro STR - 0.30%	Monthly	JPHQ	4/27/27	195,780	EUR	13,990
Frequentis AG	Euro STR - 4.75%	Monthly	JPHQ	2/23/27	26,205	EUR	(3,538)
Fronteo Inc	1-Day TONAR - 7.50%	Monthly	GSCO	6/29/26	12,512,236	JPY	14,379
FRP Advisory Group Plc	1-Day FEDEF - 1.875%	Monthly	MSCO	11/18/26	53,387	GBP	10,578
Fu Shou Yuan Intl Grp Lim	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	870,114	HKD	31,400
Fubon Financial Hldg Co.	1-Day FEDEF - 0.938%	Monthly	MSCO	4/30/27	22,168		(4,943)
Fudo Tetra Corp	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	45,543	JPY	(1,849)
Fugro	Euro STR - 0.30%	Monthly	JPHQ	10/12/29	104,886	EUR	(15,949)
Fuji Oil Co Ltd	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	16,473,327	JPY	642
Fujifilm Holdings Corporation	1-Day TONAR - 0.35%	Monthly	GSCO	8/05/26	5,925,489	JPY	(340)
Fujimi Inc	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	14,410,087	JPY	(83,609)
Fujio Food Group Inc	1-Day TONAR - 2.16%	Monthly	GSCO	8/24/26	9,854,468	JPY	1,016
Fujitsu	1-Day TONAR - 0.25%	Monthly	GSCO	5/19/27	4,210,143	JPY	(1,053)
Fullcast Holdings	1-Day TONAR - 0.25%	Monthly	GSCO	4/29/27	6,960,166	JPY	468
Funding Circle Holdings PLC	1-Day SONIA - 0.275%	Monthly	MSCO	8/11/30	17,592	GBP	(10,475)
Furuya Metal Co Ltd	1-Day TONAR - 0.35%	Monthly	GSCO	11/20/26	4,538,494	JPY	(43,088)
Future Corporation	1-Day TONAR - 0.25%	Monthly	GSCO	4/29/27	3,614,062	JPY	(322)
Future PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/04/29	45,713	GBP	(2,556)
Gamuda Bhd	1-Day FEDEF - 8.75%	Monthly	MSCO	6/25/26	189,239		(4,373)
GCL Technology Holdings	1-Day HONIA - 1.75%	Monthly	GSCO	9/11/26	363,736	HKD	4,530
GDS Holdings Ltd.	1-Day HONIA - 1.00%	Monthly	GSCO	5/31/27	97,323	HKD	(745)
Geberit N	1-Day SARON - 0.35%	Monthly	JPHQ	12/14/26	204,171	CHF	14,230
Gecina SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/30	201,816	EUR	13,815
GEK Terna	Euro STR - 8.00%	Monthly	GSCO	5/17/27	91,068	EUR	(2,483)
Gen Dev Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	7/03/26	245,029	AUD	27,668
Genda Inc.	1-Day TONAR - 6.00%	Monthly	GSCO	1/29/27	7,448,134	JPY	1,078
Genky Drugstores Co. Ltd.	1-Day TONAR - 0.25%	Monthly	GSCO	4/29/27	801,904	JPY	811
Genting Sing	1-Day SORA - 0.40%	Monthly	MSCO	6/25/26	104,346	SGD	11,790
Gentrack Fpo Nzx	1-Day RBACR - 8.375%	Monthly	MSCO	6/24/26	101,386	AUD	42,286
Genuit Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/30	156,114	GBP	20,593
Georg Fischer Ltd.	1-Day SARON - 0.35%	Monthly	JPHQ	11/27/30	201,506	CHF	(6,265)
Gerresheimer AG	Euro STR - 0.30%	Monthly	JPHQ	5/15/31	43,545	EUR	(860)
Getlink SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/30	201,521	EUR	(47,260)
GFT Technologies SE	Euro STR - 0.30%	Monthly	JPHQ	4/24/31	56,968	EUR	(11,629)
Gilat Satellite Ne	1-Day COF - 2.625%	Monthly	MSCO	5/17/27	309,053	ILS	(13,530)
GIMV NV	Euro STR - 0.30%	Monthly	JPHQ	12/16/29	121,557	EUR	(12,727)
Givaudan SA	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/30	110,182	CHF	(39)
Globalwafers Co. Ltd.	1-Day FEDEF - 8.25%	Monthly	MSCO	4/01/27	133,734		(93,504)
GNI Group Ltd.	1-Day TONAR - 1.25%	Monthly	GSCO	3/24/27	2,458,815	JPY	1,050
Goldcrest Co Ltd	1-Day TONAR - 0.35%	Monthly	GSCO	8/24/26	15,636,121	JPY	(8,224)
Good Group Stapled	1-Day RBACR - 0.40%	Monthly	MSCO	7/17/26	211,796	AUD	118
Goto Gojek Tokopedia	1-Day FEDEF - 4.00%	Monthly	MSCO	6/23/26	61,525		12,535
Grainger PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/26	99,788	GBP	15,678
Great Portland Estates PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/30	235,194	GBP	(39,145)
Greatland Gold Plc	1-Day SONIA - 0.275%	Monthly	MSCO	7/17/30	43,701	GBP	(205,835)

92	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[c] (continued)
Gree Holdings Inc.	1-Day TONAR - 0.25%	Monthly	GSCO	4/29/27	3,092,371	JPY	$(2,363)
Greentown China Holdings	1-Day HONIA - 5.75%	Monthly	GSCO	2/16/27	311,381	HKD	5,965
Greggs Ord	1-Day SONIA - 0.275%	Monthly	MSCO	6/08/26	158,028	GBP	(9,227)
Groupe SEB	1-Day EONIA - 0.30%	Monthly	MSCS	8/30/30	128,488	EUR	(4,356)
Groupe ADP	1-Day EONIA - 0.30%	Monthly	MSCS	11/27/30	171,954	EUR	(10,803)
Groupe Bruxelles Lambert NV	Euro STR - 0.30%	Monthly	JPHQ	7/12/26	276,964	EUR	(50,891)
Growthpoint Prop Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	3/07/35	1,581,889	ZAR	(1,011)
Gruppo MutuiOnline SpA	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	213,379	EUR	25,509
GS P&L Co. Ltd.	1-Day FEDEF - 4.00%	Monthly	MSCO	4/15/27	77,361		9,704
Guan Chong Bhd	1-Day FEDEF - 27.00%	Monthly	MSCO	12/08/26	20,686		(8,151)
Guangzhou Automobile Group	1-Day HONIA - 3.50%	Monthly	GSCO	1/27/27	720,185	HKD	27,263
Gudeng Precision Industries	1-Day FEDEF - 12.75%	Monthly	MSCO	11/20/26	73,565		(30,198)
Gulf Development Public	1-Day FEDEF - 4.00%	Monthly	MSCO	6/25/26	132,883		(63,772)
Gungho Online Entertainment	1-Day TONAR - 0.25%	Monthly	GSCO	12/30/26	29,455,445	JPY	22,582
Gunosy Inc	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	8,237,622	JPY	9,528
Guz Gomez Fpo	1-Day RBACR - 3.375%	Monthly	MSCO	6/24/26	175,876	AUD	21,175
GVS	Euro STR - 0.30%	Monthly	JPHQ	7/13/30	113,241	EUR	704
GWA Group Fpo	1-Day RBACR - 0.30%	Monthly	MSCO	3/01/27	13,340	AUD	970
Haichang Ocean Park Holdings	1-Day HONIA - 13.50%	Monthly	GSCO	10/23/26	299,865	HKD	10,999
Haidilao Intl Hldg Ltd.	1-Day HONIA - 1.25%	Monthly	GSCO	3/25/27	115,612	HKD	1,336
Hainan Meilan Intl Airport	1-Day HONIA - 3.50%	Monthly	GSCO	4/29/27	25,764	HKD	819
Hainan Strait Ship	1-Day FEDEF - 7.35%	Monthly	MSCO	4/15/27	29,295		3,029
Haleon PLC	1-Day SONIA - 0.30%	Monthly	MSCS	3/13/36	144,631	GBP	11,070
Hamamatsu Photonics	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	15,838,307	JPY	(68,020)
Hanall Biopharma	1-Day FEDEF - 1.125%	Monthly	MSCO	6/24/26	93,789		(106,494)
Hand Enterprise	1-Day FEDEF - 15.65%	Monthly	MSCO	12/15/26	1,896		(205)
Hanil Cement Co.	1-Day FEDEF - 4.75%	Monthly	MSCO	3/23/27	36,120		6,099
Hankyu Hanshin Reit Inc	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	10,884,627	JPY	2,722
Hanmi Semiconductor Co Ltd	1-Day FEDEF - 8.125%	Monthly	MSCO	9/11/26	57,706		(32,383)
Hansa Biopharma AB	1-Week STIBOR - 1.00%	Monthly	SEBA	7/17/30	891,035	SEK	(22,914)
Hanssem	1-Day FEDEF - 3.375%	Monthly	MSCO	6/24/26	51,502		17,982
Hanwha Ocean	1-Day FEDEF - 1.50%	Monthly	MSCO	6/24/26	85,569		(14,596)
Hanwha Solutions	1-Day FEDEF - 4.00%	Monthly	MSCO	6/24/26	82,812		(23,642)
Hapag-Lloyd AG	Euro STR - 0.50%	Monthly	JPHQ	10/07/30	81,346	EUR	8,215
Harmonic Drive Systems	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	6,887,010	JPY	(79,546)
Hartalega Holdings Bhd	1-Day FEDEF - 16.25%	Monthly	MSCO	9/28/26	31,539		(10,703)
Harvia PLC	Euro STR - 9.50%	Monthly	SEBA	7/17/30	121,824	EUR	2,697
Harworth Group	1-Day SONIA - 0.275%	Monthly	MSCO	5/07/27	17,595	GBP	1,033
Haypp Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	12/17/26	385,099	SEK	(11,061)
Hays PLC	1-Day SONIA - 0.275%	Monthly	MSCO	9/05/30	137,983	GBP	67,112
HBM Hldgs Ltd.	1-Day HONIA - 3.25%	Monthly	GSCO	4/13/27	268,728	HKD	5,943
HBX Group International	1-Day EONIA - 0.275%	Monthly	MSCO	5/25/31	200,689	EUR	10,618
Healios KK	1-Day TONAR - 10.75%	Monthly	GSCO	3/30/27	6,665,358	JPY	2,872
Healthcare Selectsectortr Index	SOFR - 0.25%	Monthly	GSCO	6/17/26	2,337,285		(102,931)
Heidelberg Materials	Euro STR - 0.30%	Monthly	JPHQ	4/27/27	120,516	EUR	(2,678)
Heiwa Corp	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	22,733,117	JPY	775

franklintempleton.com	Annual Report	93

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[c] (continued)
Helios Towers PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/29	37,228	GBP	$(22,144)
HELLA GmbH & Co. KGaA	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	86,937	EUR	8,819
Helvetia Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	4/18/31	59,003	CHF	3,285
Henderson Land Development	1-Day HONIA - 0.25%	Monthly	GSCO	6/25/26	511,797	HKD	2,163
Henkel AG & Co. KGaA	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	241,902	EUR	8,204
Hera	Euro STR - 0.30%	Monthly	JPHQ	11/27/28	50,221	EUR	958
Hermes International	1-Day SONIA - 0.40%	Monthly	MSCS	9/07/30	190,815	EUR	43,191
Hertz Global Hldgs Inc CFD	1-Day FEDEF - 0.75%	Monthly	MSCO	9/27/31	163,327		12,268
Hexagon AB	1-Week STIBOR - 0.275%	Monthly	SEBA	4/01/36	1,533,557	SEK	1,860
Hexagon Composites ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/17/26	552,105	NOK	28,125
Hexpol AB	1-Week STIBOR - 0.275%	Monthly	SEBA	11/06/30	1,093,365	SEK	4,515
Higen Rnm Co. Ltd.	1-Day FEDEF - 14.125%	Monthly	MSCO	5/05/27	16,381		5,323
Highwealth Construction	1-Day FEDEF - 1.00%	Monthly	MSCO	8/19/26	106,564		(9,314)
Hikari Tsushin Inc.	1-Day TONAR - 1.25%	Monthly	GSCO	4/26/27	22,528,145	JPY	3,759
Hiwin Technologies Corp	1-Day FEDEF - 4.375%	Monthly	MSCO	6/24/26	64,337		(47,428)
HMM	1-Day FEDEF - 1.375%	Monthly	MSCO	6/24/26	92,557		2,562
Hollywood Bowl Group PLC	1-Day SONIA - 0.275%	Monthly	MSCO	2/10/31	116,860	GBP	(28,150)
Holmen AB	1-Week STIBOR - 0.275%	Monthly	SEBA	6/20/26	1,518,447	SEK	21,003
Home Product Center Plc	1-Day FEDEF - 34.00%	Monthly	MSCO	6/26/26	95,294		10,211
Hong Leong Bank Bhd	1-Day SORA - 0.30%	Monthly	MSCO	5/25/27	12,730		620
Hongkong & China Gas Co.	1-Day HONIA - 0.25%	Monthly	GSCO	12/07/26	664,503	HKD	1,321
Hongkongland	1-Day FEDEF - 0.30%	Monthly	MSCO	4/22/27	114,288		3,167
Horizon Robotics	1-Day HONIA - 1.75%	Monthly	GSCO	9/11/26	730,470	HKD	35,358
Hoshizaki Corporation	1-Day TONAR - 0.25%	Monthly	GSCO	4/01/27	10,936,785	JPY	(772)
Hota Industrial Mfg Co	1-Day FEDEF - 13.875%	Monthly	MSCO	6/24/26	221,058		30,854
Hotai Finance Co Ltd	1-Day FEDEF - 2.25%	Monthly	MSCO	6/24/26	101,007		11,549
Hotai Motor Co	1-Day FEDEF - 0.875%	Monthly	MSCO	6/24/26	34,480		(1,366)
Hotel Shilla	1-Day FEDEF - 5.25%	Monthly	MSCO	6/24/26	34,236		(2,693)
HS Hyosung Advanced Materials	1-Day FEDEF - 2.625%	Monthly	MSCO	9/17/26	119,800		169
HTC Corporation	1-Day FEDEF - 7.125%	Monthly	MSCO	6/24/26	214,411		(11,283)
Hua Hong Semiconductor	1-Day HONIA - 3.00%	Monthly	GSCO	6/25/26	318,469	HKD	(103,431)
Hua Medicine	1-Day HONIA - 10.77%	Monthly	GSCO	4/29/27	420,233	HKD	11,364
Hua Nan Financial Holding	1-Day FEDEF - 0.45%	Monthly	MSCO	6/24/26	81,666		(1,741)
Hubei Yihua Chemical	1-Day FEDEF - 9.42%	Monthly	MSCO	9/18/26	31,970		1,474
Hunan Warrant Pharmaceutical	1-Day FEDEF - 10.10%	Monthly	MSCO	5/21/27	25,303		2,233
Hutchmed	1-Day SONIA - 1.125%	Monthly	MSCO	9/03/30	15,837	GBP	6,560
Hutchmed Ltd	1-Day SONIA - 28.75%	Monthly	GSCO	6/25/26	150,639	HKD	3,121
Hypoport SE	1-Day SABOR - 0.75%	Monthly	JPHQ	9/27/30	121,279	EUR	37,348
Hyundai Engineering & Construction	1-Day FEDEF - 1.625%	Monthly	MSCO	5/24/27	50,346		(1,147)
Hyundai Motor Co.	1-Day FEDEF - 0.875%	Monthly	MSCO	7/14/26	1,729		(190)
Hyundai MTR	1-Day FEDEF - 0.45%	Monthly	MSCO	6/23/26	75,683		(145,455)
Iberdrola ORD	1-Day EONIA - 0.50%	Monthly	MSCO	12/02/30	290,880	EUR	(5,204)
Ibersol-Sgps	Euro STR - 1.05%	Monthly	GSCO	5/17/27	14,919	EUR	(157)
Ibiden Co. Ltd.	1-Day TONAR - 0.25%	Monthly	GSCO	3/25/27	6,116,194	JPY	(91,713)
Ibstock PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/07/30	185,251	GBP	43,297
Ichibanya Co Ltd	1-Day TONAR - 0.75%	Monthly	GSCO	6/24/26	34,756,516	JPY	8,729

94	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[c] (continued)
Ichigo Inc	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	17,199,086	JPY	$(10,372)
I-Chun Precision Industry	1-Day FEDEF - 21.125%	Monthly	MSCO	1/11/27	16,548		(32,448)
Idorsia	Euro STR - 6.50%	Monthly	JPHQ	7/17/28	79,478	CHF	(28,618)
IG Port Inc	1-Day TONAR - 2.75%	Monthly	GSCO	10/21/26	4,209,985	JPY	(2,937)
Iino Kaiun Kaisha	1-Day TONAR - 0.35%	Monthly	GSCO	10/15/26	10,997,300	JPY	(12,138)
IJM Corporation Bhd	1-Day FEDEF - 5.625%	Monthly	MSCO	6/25/26	64,773		7,004
Iljin Hysolus	1-Day FEDEF - 18.25%	Monthly	MSCO	6/24/26	6,739		1,405
Iluka Res Fpo	1-Day RBACR - 0.30%	Monthly	MSCO	12/03/26	172,515	AUD	(41,099)
IMCD Group NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	218,726	EUR	6,831
Imerys	1-Day EONIA - 0.275%	Monthly	MSCO	9/22/26	207,574	EUR	(6,613)
Imperial Hotel Limited	1-Day TONAR - 3.30%	Monthly	GSCO	6/24/26	14,907,797	JPY	(2,349)
Implenia AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/29	23,685	CHF	1,395
Inari Amertron Berhad	1-Day FEDEF - 6.00%	Monthly	MSCO	7/08/26	75,035		(17,588)
Indra Sistemas	1-Day EONIA - 1.25%	Monthly	MSCO	5/05/27	130,331	EUR	(15,931)
Indutrade AB	1-Week STIBOR - 0.275%	Monthly	SEBA	6/03/26	2,375,913	SEK	39,692
INFICON	1-Day SARON - 0.35%	Monthly	JPHQ	5/25/31	108,458	CHF	(77,841)
Infineon Technologies AG	Euro STR - 0.30%	Monthly	JPHQ	11/26/26	56,977	EUR	(60,534)
Informa Plc Ord	1-Day SONIA - 0.275%	Monthly	MSCO	7/02/26	236,128	GBP	1,208
Infratil Limited Ord Npv	1-Day NZOCR - 0.40%	Monthly	MSCO	6/19/26	308,926	NZD	(84,191)
INGBSK	1-Day FEDEF - 3.00%	Monthly	MSCO	8/11/26	73,090		(22,267)
Intellian Technologies	1-Day FEDEF - 4.625%	Monthly	MSCO	1/22/27	32,400		(39,409)
Intelliepi Inc.	1-Day FEDEF - 11.44%	Monthly	MSCO	5/14/27	47,528		(498)
Inter Cars	1-Day FEDEF - 2.125%	Monthly	MSCO	3/19/36	56,605		(31,804)
Intercontinental Hotels	1-Day FEDEF - 0.25%	Monthly	MSCO	11/27/28	87,536		(9,781)
Intercos	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	85,120	EUR	(3,082)
Intermestic Inc.	1-Day TONAR - 0.25%	Monthly	GSCO	4/26/27	7,280,266	JPY	3,490
International Paper	1-Day SONIA - 0.744%	Monthly	MSCO	2/12/31	106,803	GBP	33,635
International Petroleum Corp.	1-Week STIBOR - 0.275%	Monthly	SEBA	12/06/30	2,486,291	SEK	(127,077)
International Workplace	1-Day SONIA - 0.275%	Monthly	MSCO	4/19/27	100,002	GBP	1,279
Interpump Group	Euro STR - 0.30%	Monthly	JPHQ	5/20/31	111,010	EUR	(352)
Interroll Group	1-Day SARON - 0.35%	Monthly	JPHQ	10/28/30	80,305	CHF	(3,974)
Investis Holdings SA	1-Day SARON - 0.35%	Monthly	JPHQ	9/12/30	26,750	CHF	(3,099)
INVISIO AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/26	1,379,385	SEK	544
Inwido AB	1-Week STIBOR - 0.275%	Monthly	SEBA	8/27/26	1,086,478	SEK	7,261
Inwit	Euro STR - 1.30%	Monthly	JPHQ	2/11/27	218,749	EUR	47,655
IOI Corporation Bhd	1-Day FEDEF - 3.125%	Monthly	MSCO	6/25/26	149,895		(12,578)
Iperionx Fpo	1-Day RBACR - 1.012%	Monthly	MSCO	6/24/26	91,517	AUD	(1,169)
i-SENS	1-Day FEDEF - 4.50%	Monthly	MSCO	6/25/26	26,091		779
Israel Discount Bk	1-Day COF - 0.75%	Monthly	MSCO	5/17/27	149,899	ILS	(1,111)
Italmobiliare	Euro STR - 0.30%	Monthly	JPHQ	9/27/30	89,973	EUR	(29,277)
Itmedia Inc	1-Day TONAR - 1.00%	Monthly	GSCO	6/24/26	14,878,813	JPY	19,728
J Front Retailing Co Ltd	1-Day TONAR - 0.35%	Monthly	GSCO	7/15/26	16,273,338	JPY	6,906
JA Solar Technology	1-Day FEDEF - 10.21%	Monthly	MSCO	9/04/26	59,638		17,117
Jade Bird Integrated Tech	1-Day FEDEF - 5.32%	Monthly	MSCO	5/21/27	11,409		1,609
Jahez International Company	SOFR - 12.05%	Monthly	GSCO	5/20/27	9,123		(79)
James Halstead PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/26	38,083	GBP	6,671

franklintempleton.com	Annual Report	95

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[c] (continued)
Japan Engine Corporation	1-Day TONAR - 9.00%	Monthly	GSCO	4/29/27	11,031,790	JPY	$15,207
Japan Steel Works	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	15,935,296	JPY	8,089
JCR Pharmaceutical Co	1-Day TONAR - 0.35%	Monthly	GSCO	8/24/26	26,770,596	JPY	34,259
Jenoptik AG NA	Euro STR - 0.30%	Monthly	JPHQ	7/17/28	76,058	EUR	(57,641)
Jetema	1-Day FEDEF -15.00%	Monthly	MSCO	6/24/26	24,722		8,472
Jiang Su Suyan Jingshen	1-Day FEDEF - 7.71%	Monthly	MSCO	5/07/27	32,732		834
Jinushi Co Ltd	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	624,783	JPY	291
Jinxin Fertility Group Ltd	1-Day HONIA - 8.75%	Monthly	GSCO	7/23/26	538,663	HKD	5,582
J-Lease Co. Ltd.	1-Day TONAR - 1.00%	Monthly	GSCO	4/29/27	922,741	JPY	119
JM AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/35	2,183,025	SEK	7,508
Johnson Electric Holdings	1-Day HONIA - 0.25%	Monthly	GSCO	5/28/27	90,590	HKD	162
JPAPPCRG Index	1-Day EONIA	Monthly	JPHQ	4/26/27	218,104	EUR	768
JS Global Lifestyle Company	1-Day HONIA - 2.00%	Monthly	GSCO	9/11/26	981,144	HKD	35,712
Judges Scientific PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/05/26	118,680	GBP	78,163
Jungfraubahn Hld N	1-Day SARON - 0.35%	Monthly	JPHQ	6/11/26	64,587	CHF	(19,457)
Jusung Engineering Co.	1-Day FEDEF - 6.50%	Monthly	MSCO	5/21/27	45,510		(838)
K Wah International Hldgs	1-Day HONIA - 0.75%	Monthly	GSCO	1/07/27	90,227	HKD	634
K.R.S.Corp.	1-Day TONAR - 0.75%	Monthly	GSCO	4/29/27	5,500,410	JPY	(3,304)
Kadokawa Corporation	1-Day TONAR - 0.25%	Monthly	GSCO	1/14/27	18,930,724	JPY	(104)
Kagome Co Ltd	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	13,977,523	JPY	3,679
Kakao Games	1-Day FEDEF - 4.00%	Monthly	MSCO	6/23/26	182,697		96,907
Kakaopay	1-Day FEDEF - 9.00%	Monthly	MSCO	6/29/26	71,556		22,460
Kaken Pharmaceutical	1-Day TONAR - 0.25%	Monthly	GSCO	4/26/27	4,071,401	JPY	574
Kameda Seika Co	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	26,198,648	JPY	9,446
Kanro Co. Ltd.	1-Day TONAR - 9.50%	Monthly	GSCO	2/15/27	5,665,479	JPY	7,884
Kansai Electric Power Co	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	14,372,385	JPY	(14,155)
Karnov Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/30	1,325,437	SEK	23,202
Kawasaki Kisen Kaisha	1-Day TONAR - 0.35%	Monthly	GSCO	11/19/26	20,963,847	JPY	(25,490)
KBC Ancora Ord.	Euro STR - 0.30%	Monthly	JPHQ	1/27/27	20,953	EUR	(1,087)
KBC Groep NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	36,295	EUR	(21,699)
KE Holdings Inc	1-Day HONIA - 0.40%	Monthly	GSCO	7/31/26	2,286,320	HKD	20,092
Keeper Technical Laboratory	1-Day TONAR - 5.00%	Monthly	GSCO	3/29/27	9,313,342	JPY	7,383
Keihanshin Building Co Ltd	1-Day TONAR - 0.35%	Monthly	GSCO	8/24/26	52,530	JPY	(619)
Keikyu Corporation	1-Day TONAR - 0.35%	Monthly	GSCO	6/22/26	4,050,958	JPY	802
Keisei Electric Railway	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	16,560,730	JPY	14,806
Kellington Group Berhad	1-Day FEDEF - 8.50%	Monthly	MSCO	1/19/27	32,795		(14,263)
Kemira OYJ	Euro STR - 0.275%	Monthly	SEBA	4/01/27	44,186	EUR	4,682
Kempower OYJ	Euro STR - 3.75%	Monthly	SEBA	7/17/30	29,146	EUR	1,186
Kepco E&C	1-Day FEDEF - 4.00%	Monthly	MSCO	6/25/26	34,641		(5,539)
Kepco Plant Svcs & Eng Co.	1-Day FEDEF - 7.75%	Monthly	MSCO	5/03/27	102,373		7,526
Keppel	1-Day SORA - 0.40%	Monthly	MSCO	6/23/26	150,766	SGD	(52,144)
Keppel Reit	1-Day SORA - 0.75%	Monthly	MSCO	4/22/27	172,706	SGD	1,106
Kering SA	1-Month EURIBOR - 0.40%	Monthly	MSCS	11/27/30	181,169	EUR	(5,091)
Kerry Group	1-Day EONIA - 0.275%	Monthly	MSCO	5/14/27	175,870	EUR	(2,845)
Kerry Group PLC	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/30	116,578	EUR	5,362
Kesko Corp.	Euro STR - 0.275%	Monthly	SEBA	10/17/30	132,286	EUR	(3,452)

96	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[c] (continued)
Kewpie Corp.	1-Day TONAR - 0.25%	Monthly	GSCO	3/05/27	11,507,956	JPY	$3,466
K-Fast Holding	1-Week STIBOR - 0.275%	Monthly	SEBA	12/14/26	178,101	SEK	3,773
Kid ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	5/25/31	784,077	NOK	8,400
Kingsoft Corp.	1-Day HONIA - 0.25%	Monthly	GSCO	2/25/27	169,978	HKD	2,235
Kingspan Group PLC	1-Day EONIA - 0.275%	Monthly	MSCO	5/17/27	225,429	EUR	(9,376)
Kinnevik	1-Week STIBOR - 0.275%	Monthly	SEBA	5/07/27	1,183,992	SEK	(6,384)
Kion Group Ag	Euro STR - 0.30%	Monthly	JPHQ	7/16/26	42,213	EUR	(531)
Kitazato Corporation	1-Day TONAR - 5.50%	Monthly	GSCO	4/29/27	125,391	JPY	23
KLCC Prop & Reits Stapled	1-Day FEDEF - 3.375%	Monthly	MSCO	5/20/27	14,580		280
KMW Co. Ltd.	1-Day FEDEF - 9.00%	Monthly	MSCO	6/24/26	24,539		(22,086)
Knorr-Bremse AG	Euro STR - 0.30%	Monthly	JPHQ	7/17/26	89,331	EUR	(21,290)
Kobayashi Pharmaceuticals	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	22,344,555	JPY	(12,072)
Komeda Holdings Co Ltd	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	5,045,610	JPY	1,554
Komico Ltd.	1-Day FEDEF - 6.50%	Monthly	MSCO	3/31/27	22,103		7,553
Kontron AG	Euro STR - 2.10%	Monthly	JPHQ	4/23/31	174,362	EUR	(6,231)
Korea Aerospace	1-Day FEDEF - 0.45%	Monthly	MSCO	6/19/26	66,245		(41,372)
Kosaido Holdings Co Ltd	1-Day TONAR - 1.00%	Monthly	GSCO	7/06/26	16,925,938	JPY	(30,663)
Kossan Rubber Industries	1-Day FEDEF - 5.75%	Monthly	MSCO	10/27/26	33,579		(8,647)
Kotobuki Spirits	1-Day TONAR - 0.25%	Monthly	GSCO	3/18/27	11,146,955	JPY	(7,789)
Kraftia Corporation	1-Day TONAR - 0.25%	Monthly	GSCO	4/27/27	5,572,288	JPY	(127)
Krafton Inc	1-Day FEDEF - 0.45%	Monthly	MSCO	9/03/26	26,716		2,823
Kruk	1-Day FEDEF - 0.50%	Monthly	MSCO	7/17/26	232,671		18,445
Kuala Lumpur Kepong Bhd	1-Day FEDEF - 7.875%	Monthly	MSCO	6/25/26	153,778		(10,882)
Kudan Inc	1-Day TONAR - 13.33%	Monthly	GSCO	8/24/26	4,756,044	JPY	(8,879)
Kuehne+Nagel Int N	1-Day SARON - 0.35%	Monthly	JPHQ	5/14/27	171,410	CHF	2,150
Kunshan Kinglai Hy	1-Day FEDEF - 10.05%	Monthly	MSCO	4/15/27	22,320		(3,591)
Kuros N	1-Day SARON - 0.35%	Monthly	JPHQ	4/27/27	16,696	CHF	800
Kusuri No Aoki Holdings	1-Day TONAR - 0.79%	Monthly	GSCO	5/19/27	9,308,039	JPY	1,726
Kusurinomadoguchi Inc.	1-Day TONAR - 4.25%	Monthly	GSCO	4/02/27	2,350,553	JPY	(1,351)
Kweichow Moutai	1-Day FEDEF - 1.75%	Monthly	MSCO	7/10/26	19,043		800
Kyoritsu Maintenance	1-Day TONAR - 0.25%	Monthly	GSCO	4/26/27	5,983,331	JPY	(1,783)
Kyungdongnavien	1-Day FEDEF - 1.625%	Monthly	MSCO	6/24/26	26,762		671
L1 Group Fpo	1-Day RBACR - 3.625%	Monthly	MSCO	11/24/26	181,111	AUD	1,737
Laboratorios Farmaceutico	1-Day EONIA - 0.275%	Monthly	MSCO	12/08/30	92,497	EUR	(12,193)
Lacto Japan Co. Ltd.	1-Day TONAR - 4.50%	Monthly	GSCO	4/29/27	3,636,886	JPY	(76)
Lake Materials Co. Ltd.	1-Day FEDEF - 5.375%	Monthly	MSCO	2/10/27	95,894		(27,595)
Land & Houses	1-Day FEDEF - 14.50%	Monthly	MSCO	7/07/26	46,097		3,593
Land Securities Group Plc	1-Day SONIA - 0.275%	Monthly	MSCO	8/19/26	206,404	GBP	(13,064)
Landis+Gyr Group AG	1-Day SARON - 0.35%	Monthly	JPHQ	1/23/31	206,206	CHF	30,517
Latour Investment AB Services	1-Week STIBOR - 0.275%	Monthly	SEBA	11/14/30	3,025,062	SEK	76,427
LigaChem Biosciences Inc.	1-Day FEDEF - 5.125%	Monthly	MSCO	6/24/26	89,151		2,786
Lectra SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/01/29	29,928	EUR	6,528
Legal & General Group	1-Day SONIA - 0.30%	Monthly	MSCS	9/23/30	178,653	GBP	(47,127)
Lend Lease Stapled	1-Day RBACR - 0.30%	Monthly	MSCO	5/06/27	94,462	AUD	8,083
Lenzing AG	Euro STR - 0.30%	Monthly	JPHQ	7/14/26	72,793	EUR	2,250
Levima Advanced	1-Day FEDEF - 10.45%	Monthly	MSCO	6/25/26	63,902		(15,389)

franklintempleton.com	Annual Report	97

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[c] (continued)
LG Chemical	1-Day FEDEF - 0.875%	Monthly	MSCO	5/25/27	122,788		$(23,226)
LG CNS Co. Ltd.	1-Day FEDEF - 5.25%	Monthly	MSCO	5/07/27	21,762		(13,155)
LG Energy Solution Ltd.	1-Day FEDEF - 3.125%	Monthly	MSCO	12/16/26	63,271		(8,768)
LI Auto Inc	1-Day HONIA - 0.40%	Monthly	GSCO	9/11/26	1,021,928	HKD	19,786
Liberta Co Ltd	1-Day TONAR - 17.00%	Monthly	GSCO	6/24/26	2,071,592	JPY	5,644
Liecht Landbk	1-Day SARON - 2.20%	Monthly	JPHQ	11/09/26	94,011	CHF	(25,303)
Lifedrink Co Inc	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	9,367,954	JPY	(18,244)
Lifenet Insurance Company	1-Day TONAR - 2.00%	Monthly	GSCO	6/24/26	21,678,501	JPY	25,759
Lifestyle Fpo	1-Day RBACR - 4.625%	Monthly	MSCO	6/24/26	191,296	AUD	16,783
Lig Defense & Aerospace	1-Day FEDEF - 1.125%	Monthly	MSCO	5/21/27	13,854		576
Lindab International AB	1-Week STIBOR - 0.275%	Monthly	SEBA	6/20/26	1,139,192	SEK	37,804
Linde PLC	Euro STR - 0.30%	Monthly	JPHQ	5/15/31	128,541	EUR	(12,805)
Lindex Group	Euro STR - 0.275%	Monthly	SEBA	7/09/26	32,339	EUR	8,408
Link Real Estate Investment	1-Day HONIA - 0.25%	Monthly	GSCO	3/03/27	781,420	HKD	(8,362)
Litalico Inc	1-Day TONAR - 0.35%	Monthly	GSCO	11/17/26	7,626,004	JPY	(13,831)
Lite-On Technology Corp.	1-Day FEDEF - 0.40%	Monthly	MSCO	4/30/27	46,658		(13,183)
LK Technology Holdings	1-Day HONIA - 14.50%	Monthly	GSCO	7/13/26	675,758	HKD	23,153
London Stock Exchange Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/26	83,767	GBP	2,617
Longfor Group Hldgs Ltd	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	1,149,476	HKD	28,675
Lonza N	1-Day SARON - 0.35%	Monthly	JPHQ	9/12/29	84,982	CHF	(4,612)
L’Oreal SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/09/30	46,155	EUR	(124)
Lotte Corporation	1-Day FEDEF - 2.25%	Monthly	MSCO	5/24/27	19,456		477
Lotte Energy Materials Co	1-Day FEDEF - 3.00%	Monthly	MSCO	6/24/26	68,702		(58,189)
Lotte Tour Development Co.	1-Day FEDEF - 2.00%	Monthly	MSCO	5/03/27	43,065		1,711
Lotus Resources Fpo	1-Day RBACR - 2.00%	Monthly	MSCO	7/03/26	39,487	AUD	20,163
LS Marine Solution Co. Ltd.	1-Day FEDEF -15.75%	Monthly	MSCO	12/23/26	42,554		(4,497)
LS Materials Co Ltd	1-Day FEDEF - 6.113%	Monthly	MSCO	8/21/26	59,739		(39,066)
Lumosa Therapeutics Co. Lt.	1-Day FEDEF - 5.25%	Monthly	MSCO	5/12/27	1,299		98
Lunit Inc.	1-Day FEDEF - 22.25%	Monthly	MSCO	5/28/27	63,594		22,942
Luxshare Precision	1-Day FEDEF - 1.75%	Monthly	MSCO	10/14/26	22,728		(9,108)
LVMH Moet Hennessy Louis Vuitton SE	1-Day EONIA - 0.30%	Monthly	MSCS	7/03/26	135,409	EUR	14,575
M&G PLC	1-Day SONIA - 0.30%	Monthly	MSCS	3/24/31	80,339	GBP	(4,313)
MA Fin Grp Fpo	1-Day RBACR - 0.30%	Monthly	MSCO	4/15/27	79,255	AUD	5,088
Maas Group Fpo	1-Day RBACR - 3.25%	Monthly	MSCO	6/24/26	186,006	AUD	(19,476)
Macq Group Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	148,404	AUD	(17,758)
Macronix International	1-Day FEDEF - 1.35%	Monthly	MSCO	6/24/26	32,373		(135,537)
Mag Finc Fpo	1-Day RBACR - 0.30%	Monthly	MSCO	1/19/27	16,296	AUD	421
Magnora ASA	1-Week NIBOR - 7.00%	Monthly	SEBA	7/17/30	325,471	NOK	(15,967)
Mainfreight Ltd Ord	1-Day NZOCR - 0.40%	Monthly	MSCO	6/24/26	188,987	NZD	(1,703)
Makkah Construction And D	SOFR - 5.85%	Monthly	GSCO	5/17/27	85,711		(8,705)
Malayan Banking Bhd	1-Day FEDEF - 3.00%	Monthly	MSCO	6/22/26	117,790		(14,561)
Malaysian Resources Corporation	1-Day FEDEF - 11.875%	Monthly	MSCO	9/09/26	38,859		8,489
Mandatum OYJ	Euro STR - 0.275%	Monthly	SEBA	7/17/30	333,906	EUR	15,500
Maoyan Entertainment	1-Day HONIA - 10.00%	Monthly	GSCO	7/17/26	250,351	HKD	2,239
Mapfre S.A.	1-Day EONIA - 0.275%	Monthly	MSCO	3/22/27	38,429	EUR	(1,294)
Maq Tech Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	322,823	AUD	(37,456)

98	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[c] (continued)
Marcopolo Marine	1-Day SORA - 7.875%	Monthly	MSCO	9/08/26	64,550	SGD	$(33,190)
Marr	Euro STR - 0.30%	Monthly	JPHQ	12/11/30	38,769	EUR	9,583
Marshalls PLC	1-Day SONIA - 0.30%	Monthly	MSCS	5/27/30	69,423	GBP	(6,099)
Marumae Co Ltd	1-Day TONAR - 2.00%	Monthly	GSCO	6/24/26	5,231,986	JPY	(58,201)
Matas A/S	1-Week CIBOR - 0.275%	Monthly	SEBA	4/17/31	390,488	DKK	15,193
Matrix Concepts Holdings	1-Day FEDEF - 4.125%	Monthly	MSCO	6/25/26	35,499		1,497
Matsuya Co	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	13,797,971	JPY	(22,487)
Maurel ET Prom	1-Day EONIA - 0.275%	Monthly	MSCO	4/27/27	96,068	EUR	8,193
mBank SA	1-Day FEDEF - 0.50%	Monthly	MSCS	7/14/26	166,793		(145,742)
Mcmillan Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	221,227	AUD	(24,622)
Medacta Group SA	Euro STR - 0.35%	Monthly	JPHQ	7/17/30	23,961	CHF	59
Medibank Fpo	1-Day RBACR - 0.30%	Monthly	MSCO	4/15/27	45,141	AUD	(1,319)
Medlive Technology Co Ltd	1-Day HONIA - 6.50%	Monthly	GSCO	12/01/26	132,630	HKD	2,590
Mega Financial Holding Co	1-Day FEDEF - 0.45%	Monthly	MSCO	6/24/26	247,026		7,277
Megachips Corp	1-Day TONAR - 0.35%	Monthly	GSCO	8/24/26	11,813,232	JPY	(39,199)
Meituan	1-Day HONIA - 0.40%	Monthly	GSCO	7/30/26	1,206,184	HKD	30,411
Mekonomen AB	1-Week STIBOR - 0.275%	Monthly	SEBA	10/18/30	976,188	SEK	(5,983)
Melrose Industries PLC	1-Day SONIA - 0.275%	Monthly	MSCO	2/24/31	123,565	GBP	35,236
Mercari Inc	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	21,127,989	JPY	(72,279)
Meritz Financial	1-Day FEDEF - 1.50%	Monthly	MSCO	6/24/26	132,182		21,240
Merlin Properties Socimi SA	1-Day EONIA - 0.30%	Monthly	MSCO	3/12/36	137,818	EUR	(77,934)
Mesoblast Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	118,673	AUD	11,301
Metall Zug AG	1-Day SARON - 0.35%	Monthly	JPHQ	3/13/36	64,328	CHF	18,595
Meteoric Fpo	1-Day RBACR - 19.125%	Monthly	MSCO	10/23/26	72,150	AUD	1,587
Metro Bank Holdings PLC	1-Day SONIA - 0.275%	Monthly	MSCO	4/02/27	20,131	GBP	(8,808)
Metropole TV	1-Day EONIA - 0.275%	Monthly	MSCO	12/11/30	290,940	EUR	26,061
Metsa Board OYJ	Euro STR - 0.32%	Monthly	SEBA	6/13/26	1,477	EUR	94
Metso Outotec OYJ	Euro STR - 0.28%	Monthly	SEBA	7/17/26	151,456	EUR	(86,935)
Michelin	1-Day EONIA - 0.30%	Monthly	MSCS	12/11/29	111,856	EUR	(11,949)
Microport Scientific Corp.	1-Day HONIA - 4.12%	Monthly	GSCO	4/09/27	354,555	HKD	7,981
Midac Holdings Co Ltd	1-Day TONAR - 0.35%	Monthly	GSCO	7/15/26	14,902,565	JPY	(4,756)
Millennium	1-Day FEDEF - 0.50%	Monthly	MSCS	7/17/30	143,792		(116,683)
Ming Yang Smart Energy	1-Day FEDEF - 5.90%	Monthly	MSCO	5/21/27	10,842		282
Ming Yuan Cloud Group Hld	1-Day HONIA - 1.25%	Monthly	GSCO	6/23/26	1,093,120	HKD	52,260
Miniso Group Hldg Ltd	1-Day HONIA - 1.25%	Monthly	GSCO	6/25/26	1,078,336	HKD	43,261
Mirae Asset Securities Co.	1-Day FEDEF - 2.875%	Monthly	MSCO	5/21/27	75,405		3,086
Mitsubishi Gas Chemical	1-Day TONAR - 0.25%	Monthly	GSCO	1/21/27	6,695,630	JPY	(32,450)
Mitsubishi Pencil Co	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	23,309,340	JPY	(29,860)
Mitsui & Co	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	9,497,723	JPY	(47,933)
Mitsui E&S Co. Ltd.	1-Day TONAR - 0.25%	Monthly	GSCO	6/24/26	5,186,964	JPY	10,011
Mitsui Fudosan Logistics	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	27,618,298	JPY	1,338
Mitsui OSK Lines Ltd	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	25,793,795	JPY	(23,581)
Mitsui Soko Holdings Co	1-Day TONAR - 0.35%	Monthly	GSCO	11/12/26	26,927,193	JPY	(3,541)
Mizrahi Tefahot Bk	1-Day COF - 0.75%	Monthly	MSCO	5/17/27	756,763	ILS	3,612
Mizuho Medy Co. Ltd.	1-Day TONAR - 0.25%	Monthly	GSCO	4/29/27	3,476,545	JPY	140
MLP SE	Euro STR - 2.35%	Monthly	JPHQ	3/29/27	13,679	EUR	(2,561)

franklintempleton.com	Annual Report	99

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[c] (continued)
Mobimo Holdings AG	1-Day SARON - 0.35%	Monthly	JPHQ	1/23/29	229,036	CHF	$(868)
Mo-Bruk SA	1-Day FEDEF - 2.375%	Monthly	MSCO	5/28/31	44,563		(7,158)
Modec Inc	1-Day TONAR - 0.25%	Monthly	GSCO	3/05/27	7,752,864	JPY	10,869
Modivo SA	1-Day FEDEF - 12.75%	Monthly	MSCS	8/02/30	30,081		2,968
Momentum Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	3/27/30	452,255	SEK	7,310
MOMO.com Inc.	1-Day FEDEF - 9.06%	Monthly	MSCO	4/30/27	28,487		(8,455)
Mondadori Edit	Euro STR - 0.30%	Monthly	JPHQ	9/03/26	59,735	EUR	107
Mondi Plc Ord.	1-Day SONIA - 0.275%	Monthly	MSCO	2/10/27	203,872	GBP	46,393
Monex Group Inc	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	31,077,081	JPY	10,951
Montana	Euro STR - 0.35%	Monthly	JPHQ	7/17/28	60,041	CHF	6,616
Moriya Tpt Eng & Mfg Co.	1-Day TONAR - 6.25%	Monthly	GSCO	4/13/27	7,753,340	JPY	(2,632)
Mortgage Advice Bureau	1-Day SONIA - 0.275%	Monthly	MSCO	8/14/30	83,203	GBP	22,335
Mosa Industrial Corporation	1-Day FEDEF - 6.375%	Monthly	MSCO	6/24/26	20,623		1,296
Mpc Container Ships Asa	1-Week NIBOR - 0.275%	Monthly	SEBA	8/13/26	1,371,985	NOK	(53,442)
MTR Corporation Ltd	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	1,586,601	HKD	(18,895)
Munters Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	11/14/30	917,420	SEK	(41,973)
Musti Group PLC	Euro STR - 0.28%	Monthly	SEBA	7/12/26	21,100	EUR	5,836
Mycronic Ab	1-Week STIBOR - 0.275%	Monthly	SEBA	7/02/26	1,821,857	SEK	(78,107)
MYP	1-Day FEDEF - 9.00%	Monthly	MSCO	6/24/26	26,348		9,215
Nagaileben Co	1-Day TONAR - 0.35%	Monthly	GSCO	7/30/26	3,654,366	JPY	(63)
Nan Kang Rubber Tire	1-Day FEDEF - 9.50%	Monthly	MSCO	7/20/26	47,572		10,314
Nan Ya Printed Circuit	1-Day FEDEF - 7.875%	Monthly	MSCO	6/24/26	5,457		(6,439)
Nanosonics Fpo	1-Day RBACR - 0.30%	Monthly	MSCO	4/12/27	75,153	AUD	5,963
Nat Bank Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	144,441	AUD	11,089
National Bank	Euro STR - 3.00%	Monthly	GSCO	5/14/27	181,154	EUR	(9,651)
National Medical Care Co.	SOFR - 7.75%	Monthly	GSCO	5/17/27	39,093		51
Nayax Ltd.	1-Day COF - 4.375%	Monthly	MSCO	5/14/27	524,687	ILS	(27,967)
Nayifat Finance Co.	SOFR - 6.05%	Monthly	GSCO	5/17/27	16,782		(204)
NCAB Group AB	1-Week STIBOR - 0.275%	Monthly	SEBA	2/24/31	969,969	SEK	(54,135)
NCC Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/15/30	162,213	GBP	(1,149)
NEC Capital Solutions Limited	1-Day TONAR - 0.55%	Monthly	GSCO	8/24/26	4,250,684	JPY	(722)
Nedbank Group Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	8/15/29	2,391,781	ZAR	139
Neste Corp.	Euro STR - 0.28%	Monthly	SEBA	7/17/26	46,585	EUR	(64,828)
Nestle SA	1-Day SARON - 0.35%	Monthly	JPHQ	11/27/30	79,655	CHF	(1,264)
Net Insight	1-Week STIBOR - 0.275%	Monthly	SEBA	11/25/26	246,573	SEK	3,267
Net Protections Hldgs Inc	1-Day TONAR - 0.35%	Monthly	GSCO	11/12/26	10,241,135	JPY	16,215
Netlink Nbn Tr	1-Day SORA - 0.5625%	Monthly	MSCO	2/08/27	309,973	SGD	(26,853)
Neuren Fpo Nz	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	162,074	AUD	5,622
New Wave Group AB	1-Week STIBOR - 0.52%	Monthly	SEBA	8/07/34	626,169	SEK	(237)
Newmed Energy Ltd.	1-Day COF - 0.75%	Monthly	MSCO	5/17/27	304,956	ILS	2,686
NewRiver REIT PLC	1-Day SONIA - 0.275%	Monthly	MSCO	7/11/30	43,395	GBP	(4,164)
Nexon Games	1-Day FEDEF - 18.00%	Monthly	MSCO	6/24/26	47,217		12,807
Next Vision Stabil	1-Day COF - 0.75%	Monthly	MSCO	5/17/27	341,884	ILS	(5,567)
Nextdc Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/22/26	352,893	AUD	(33,531)
Nextin Inc	1-Day FEDEF - 12.75%	Monthly	MSCO	10/29/26	33,580		230
NHK Spring Co Ltd	1-Day TONAR - 0.35%	Monthly	GSCO	8/14/26	8,829,450	JPY	(17,636)

100	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[c] (continued)
NIB Holding Fpo	1-Day RBACR - 0.30%	Monthly	MSCO	4/15/27	54,791	AUD	$(720)
Nibe Industrier AB	1-Week STIBOR - 0.28%	Monthly	SEBA	8/12/30	1,066,758	SEK	(1,861)
Nichiban Co. Ltd.	1-Day TONAR - 0.25%	Monthly	GSCO	3/02/27	2,128,803	JPY	485
Nichidenbo Corporation	1-Day FEDEF - 11.69%	Monthly	MSCO	4/29/27	47,296		(62,639)
Nichireki Group Co Ltd	1-Day TONAR - 0.35%	Monthly	GSCO	8/24/26	11,085,376	JPY	12,111
Nick Scali Fpo	1-Day RBACR - 0.675%	Monthly	MSCO	6/26/26	123,573	AUD	4,720
Nidec Corporation	1-Day TONAR - 0.20%	Monthly	GSCO	5/21/27	4,045,501	JPY	(892)
Nikkon Holdings Co.	1-Day TONAR - 6.00%	Monthly	GSCO	12/21/26	6,496,306	JPY	(27,078)
Nikon Corp	1-Day TONAR - 0.35%	Monthly	GSCO	11/12/26	29,034,101	JPY	(1,993)
Ningbo Xusheng Group	1-Day FEDEF - 10.63%	Monthly	MSCO	12/09/26	48,525		(799)
Nintendo Co. Ltd.	1-Day TONAR - 0.25%	Monthly	GSCO	4/26/27	2,369,168	JPY	1,412
Nippon Avionics Co	1-Day TONAR - 4.25%	Monthly	GSCO	6/24/26	13,118,772	JPY	(23,828)
Nippon Concrete Industries	1-Day TONAR - 0.35%	Monthly	GSCO	7/13/26	3,394,892	JPY	(785)
Nippon Paint Holdings Co.	1-Day TONAR - 0.25%	Monthly	GSCO	4/26/27	5,691,526	JPY	(2,074)
Nippon Steel Corporation	1-Day TONAR - 0.25%	Monthly	GSCO	2/25/27	5,246,913	JPY	3,194
Nippon Tel & Tel Corp	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	22,538,032	JPY	(125)
Nishimatsu Construction	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	20,287,136	JPY	(4,295)
Nisshin Oillio Group Ltd.	1-Day TONAR - 0.25%	Monthly	GSCO	3/01/27	7,829,623	JPY	4,810
Nissin Foods Holdings Co	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	9,272,692	JPY	4,842
Nitori Holdings Co Ltd	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	20,116,154	JPY	3,499
Nitto Boseki Co.	1-Day TONAR - 0.25%	Monthly	GSCO	3/31/27	9,086,621	JPY	131
Nobia AB	1-Week STIBOR - 0.275%	Monthly	SEBA	11/24/26	221,057	SEK	13,220
Noevir Hldgs Co Ltd	1-Day TONAR - 0.35%	Monthly	GSCO	7/17/26	7,077,399	JPY	542
Nokia Corporation	Euro STR - 0.275%	Monthly	SEBA	1/27/27	84,883	EUR	(78,610)
Nokian Tyres PLC	Euro STR - 0.28%	Monthly	SEBA	8/23/30	74,687	EUR	(14,560)
Nomura Micro Science Co	1-Day TONAR - 4.50%	Monthly	GSCO	6/24/26	16,706,330	JPY	(59,703)
Norconsult Asa	1-Week NIBOR - 0.275%	Monthly	SEBA	1/15/27	1,162,321	NOK	13,605
Noritake Company Limited	1-Day TONAR - 0.25%	Monthly	GSCO	4/08/27	2,279,109	JPY	(2,981)
Northam Platinum Ltd.	1-Day FEDEF	Monthly	MSCO	2/11/31	3,334,502	ZAR	(47,879)
North-Star International	1-Day FEDEF - 10.50%	Monthly	MSCO	6/24/26	65,525		33,555
Note Inc	1-Day TONAR - 18.00%	Monthly	GSCO	6/24/26	3,332,275	JPY	(7,725)
Novatek Microelectronics	1-Day FEDEF - 2.875%	Monthly	MSCO	11/20/26	13,673		(1,570)
Novozymes A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/26	2,245,478	DKK	18,609
NS Solutions Corporation	1-Day TONAR - 0.25%	Monthly	GSCO	4/02/27	9,529,628	JPY	5,149
NTG Nordic Transport Group	1-Week CIBOR - 0.275%	Monthly	SEBA	4/17/31	533,658	DKK	(1,199)
Nuvoton Technology Corporation	1-Day FEDEF - 8.125%	Monthly	MSCO	10/01/26	66,181		(156,105)
Nxera Pharma Co Ltd	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	13,941,921	JPY	(21,658)
Ocado Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/26	263,980	GBP	(11,724)
Oceana Group Ltd	1-Day SABOR - 0.50%	Monthly	MSCO	8/20/26	375,131	ZAR	(3,737)
OCI Holdings Company Ltd	1-Day FEDEF - 2.375%	Monthly	MSCO	9/08/26	56,440		(84,851)
OCI N.V.	Euro STR - 0.30%	Monthly	JPHQ	9/09/30	17,877	EUR	(3,444)
Ock Group Berhad	1-Day FEDEF - 11.25%	Monthly	MSCO	6/25/26	16,563		(165)
Oct Inc	1-Day FEDEF - 3. 875%	Monthly	MSCO	6/24/26	31,652		5,097
Octave Intelligence PLC	1-Week STIBOR - 0.275%	Monthly	SEBA	4/01/36	243,489	SEK	780
Ocumension Therapeutics	1-Day HONIA - 6.50%	Monthly	GSCO	6/24/26	1,364,573	HKD	64,156
Odakyu Electric Railway	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	6,739,550	JPY	(946)

franklintempleton.com	Annual Report	101

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[c] (continued)
Odfjell Drilling Limited	1-Week NIBOR - 0.275%	Monthly	SEBA	4/22/27	746,735	NOK	$6,012
Oem International Ab Ser	1-Week STIBOR - 0.275%	Monthly	SEBA	8/31/26	887,451	SEK	(14,074)
Ohsho Food Service Corp.	1-Day TONAR - 0.25%	Monthly	GSCO	4/26/27	1,135,618	JPY	355
Omnibridge Fpo Forus	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	9,316	AUD	(32)
OMV AG	Euro STR - 0.30%	Monthly	JPHQ	3/19/36	108,403	EUR	(32,749)
Oneness Biotech Co Ltd	1-Day FEDEF - 5.875%	Monthly	MSCO	6/24/26	74,075		17,556
Open Door Inc	1-Day TONAR - 13.75%	Monthly	GSCO	6/24/26	1,965,156	JPY	6,087
Orient Corp.	1-Day TONAR - 0.25%	Monthly	GSCO	12/21/26	24,358,276	JPY	18,344
Orient Overseas Int.	1-Day HONIA - 0.25%	Monthly	GSCO	12/10/26	658,233	HKD	(4,641)
Oriental Energy Co. Ltd.	1-Day FEDEF - 18.65%	Monthly	MSCO	5/07/27	2,825		529
Origin ENE Fpo	1-Day RBACR - 0.30%	Monthly	MSCO	12/03/26	157,344	AUD	4,758
Orix Jreit Inc.	1-Day TONAR - 0.25%	Monthly	GSCO	4/26/27	7,454,632	JPY	346
Orkla Asa	1-Week NIBOR - 0.275%	Monthly	SEBA	12/27/28	687,314	NOK	3,174
Orsted A/S	1-Week CIBOR - 0.275%	Monthly	SEBA	5/24/31	327,796	DKK	(14,596)
Osaka Soda Co Ltd	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	9,522,200	JPY	5,819
Osaka Titanium Technologies	1-Day TONAR - 7.00%	Monthly	GSCO	6/24/26	9,145,719	JPY	(31,079)
Outokumpu Oyj	Euro STR - 0.275%	Monthly	SEBA	7/20/26	116,615	EUR	(60,691)
Oxford BioMedica PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/26/30	29,488	GBP	(279)
Oxford Instruments PLC	1-Day SONIA - 0.30%	Monthly	MSCO	4/25/31	122,000	GBP	(99,996)
Oxford Nanopore Technologies PLC	1-Day SONIA - 0.30%	Monthly	MSCS	5/13/31	75,272	GBP	(6,292)
P.I.E. Industrial Bhd	1-Day FEDEF - 18.00%	Monthly	MSCO	10/28/26	5,965		1,219
P/F Bakkafrost	1-Week NIBOR - 0.28%	Monthly	SEBA	7/19/30	1,565,398	NOK	520
Pacific Basin Shipping Lt	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	836,319	HKD	(28,465)
Pagegroup Plc Ord	1-Day SONIA - 0.275%	Monthly	MSCO	8/19/26	171,259	GBP	88,480
Paladin Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	87,093	AUD	(14,153)
Paratus Energy Services	1-Week NIBOR - 0.275%	Monthly	SEBA	5/07/31	255,738	NOK	(3,493)
Park Systems	1-Day FEDEF - 0.45%	Monthly	MSCO	6/24/26	85,495		700
Parkwaylife Reit	1-Day SORA - 2.125%	Monthly	MSCO	1/20/27	138,353	SGD	1,850
PCCW Limited	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	1,434,613	HKD	(18,868)
Pearlabyss	1-Day FEDEF - 3.00%	Monthly	MSCO	6/24/26	98,108		(14,853)
Pegasus	1-Day FEDEF - 5.25%	Monthly	MSCO	10/05/26	142,005		39,197
Peijia Medical Limited	1-Day HONIA - 5.00%	Monthly	GSCO	6/25/26	179,071	HKD	4,712
Pennon Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/30	113,015	GBP	(130,262)
Penta Ocean Construction	1-Day TONAR - 0.25%	Monthly	GSCO	3/05/27	6,734,209	JPY	472
Pentamaster Corporation	1-Day FEDEF - 16.125%	Monthly	MSCO	11/19/26	21,840		(8,609)
People And Technology Inc	1-Day FEDEF - 4.50%	Monthly	MSCO	7/23/26	85,653		(4,962)
Pepkor	1-Day SABOR - 0.50%	Monthly	MSCS	10/10/30	4,037,423	ZAR	28,693
Peptidream Inc.	1-Day TONAR - 0.25%	Monthly	GSCO	3/22/27	4,378,697	JPY	1,777
Perfect Presentation For	SOFR - 13.05%	Monthly	GSCO	5/19/27	12,141		236
Pernod Ricard	1-Day EONIA - 0.30%	Monthly	MSCS	11/27/30	185,737	EUR	39,681
Persimmon PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/19/30	121,394	GBP	(4,943)
Petkim	1-Day FEDEF - 12.75%	Monthly	MSCO	9/21/26	91,814		(10,102)
Petronas Chemicals Group	1-Day FEDEF - 6.625%	Monthly	MSCO	12/08/26	21,947		(12,799)
Petronas Gas Bhd	1-Day FEDEF - 4.375%	Monthly	MSCO	6/25/26	39,296		48
Pets at Home Group PLC	1-Day SONIA - 0.30%	Monthly	MSCO	3/04/30	61,600	GBP	3,562
Pfisterer Holdings SE	Euro STR - 0.30%	Monthly	JPHQ	2/09/27	49,192	EUR	(24,964)

102	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[c] (continued)
Pharma Mar SA	1-Day EONIA - 0.35%	Monthly	MSCO	1/22/31	171,504	EUR	$(57,855)
Philex Mining Corporation	1-Day FEDEF - 2.50%	Monthly	MSCO	9/28/26	20,896		2,323
Phoenix Group Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/30	202,148	GBP	(97,433)
Piaggio	Euro STR - 2.05%	Monthly	JPHQ	2/05/27	138,603	EUR	7,541
Pick n Pay Group (The)	1-Day SABOR - 0.50%	Monthly	MSCS	12/23/30	1,452,357	ZAR	5,210
Picton Property Income Ltd.	1-Day SONIA - 0.30%	Monthly	MSCS	8/26/29	49,823	GBP	(638)
Pinewood Technologies Group	1-Day SONIA - 0.275%	Monthly	MSCO	10/16/30	151,640	GBP	33,495
Ping AN Healthcare & Tech	1-Day HONIA - 3.00%	Monthly	GSCO	12/31/26	793,443	HKD	32,425
Piolax Inc	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	18,122,972	JPY	7,730
Piraeus Bank	Euro STR - 1.00%	Monthly	GSCO	5/17/27	44,842	EUR	(3,596)
PNE AG	Euro STR - 0.70%	Monthly	JPHQ	7/13/26	111,030	EUR	32,265
Poco Holdings Co Ltd	1-Day FEDEF - 3.78%	Monthly	MSCO	9/02/26	42,142		(7,816)
Poly Property Group Co. Lt.	1-Day HONIA - 0.25%	Monthly	GSCO	12/31/26	299,006	HKD	117
Posco Dx Company Ltd.	1-Day FEDEF - 8.75%	Monthly	MSCO	5/07/27	41,091		137
Posco Future M Co Inc	1-Day FEDEF - 7.00%	Monthly	MSCO	9/09/26	118,255		(34,384)
Powerchip Semiconductor	1-Day FEDEF - 3.125%	Monthly	MSCO	6/23/26	19,591		(87,103)
Powertech Technology Inc.	1-Day FEDEF - 4.44%	Monthly	MSCO	5/28/27	22,926		(1,272)
PPI Public Property Invest	1-Week NIBOR - 0.275%	Monthly	SEBA	10/05/26	567,883	NOK	5,716
Prada Spa	1-Day HONIA - 0.20%	Monthly	GSCO	4/23/27	566,590	HKD	349
Precious Shipping	1-Day FEDEF - 12.75%	Monthly	MSCO	8/14/26	8,083		(607)
Premium Group Co. Ltd.	1-Day TONAR - 0.25%	Monthly	GSCO	4/29/27	5,735,166	JPY	(2,126)
President Chain Store	1-Day FEDEF - 5.25%	Monthly	MSCO	6/24/26	56,978		2,334
Propel Fp Fpo	1-Day RBACR - 4.50%	Monthly	MSCO	6/24/26	103,746	AUD	17,944
Protector Forsikring ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	8/28/30	2,538,175	NOK	9,939
PSP	1-Day FEDEF	Monthly	JPHQ	12/03/30	132,224	CHF	(14,589)
Ptt Exploration & Product	1-Day FEDEF - 0.875%	Monthly	MSCO	7/23/26	72,300		4,962
Ptt Public Company	1-Day FEDEF - 0.40%	Monthly	MSCO	7/17/26	125,020		(12,068)
Public Bank Bhd	1-Day FEDEF - 5.50%	Monthly	MSCO	6/24/26	87,728		(11,566)
Puma SE	Euro STR - 0.85%	Monthly	JPHQ	9/16/26	244,179	EUR	(75,605)
PureTech Health PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/30	100,278	GBP	1,484
Pva Tepla AG	Euro STR - 8.00%	Monthly	JPHQ	4/27/27	55,301	EUR	(9,639)
Pwr Hlding Fpo	1-Day RBACR - 0.788%	Monthly	MSCO	6/24/26	193,645	AUD	(29,166)
QD Laser Inc.	1-Day TONAR - 10.75%	Monthly	GSCO	2/22/27	846,192	JPY	(11,476)
Qingdao Huicheng	1-Day FEDEF - 11.949%	Monthly	MSCO	9/04/26	67,108		10,129
QL Resources Bhd	1-Day FEDEF - 12.75%	Monthly	MSCO	11/27/26	65,191		6,306
QOL Holdings Co Ltd.	1-Day TONAR - 0.75%	Monthly	GSCO	4/26/27	2,835,914	JPY	(709)
Qorialimit Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	125,927	AUD	31,084
Qual RE if Ord.	1-Day RBACR - 5.625%	Monthly	MSCO	12/11/26	115,957	AUD	(536)
Quang Viet Enterprise Co	1-Day FEDEF - 5.625%	Monthly	MSCO	6/24/26	2,214		191
Quilter Plc	1-Day SABOR - 0.50%	Monthly	MSCO	7/16/26	2,272,892	ZAR	(10,238)
Quzhou Dfp New Matl Gp Co.	1-Day FEDEF - 16.64%	Monthly	MSCO	5/24/27	4,459		158
Rainbow Robotics	1-Day FEDEF - 9.00%	Monthly	MSCO	6/24/26	36,041		(37,190)
Rathbones Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	8/30/30	45,941	GBP	1,250
Ratos AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/26	827,609	SEK	(2,792)
Raysearch Laboratories	1-Week STIBOR - 0.275%	Monthly	SEBA	5/06/27	880,159	SEK	(18,021)
RCE Capital Bhd	1-Day FEDEF - 13.25%	Monthly	MSCO	9/09/26	7,050		(272)

franklintempleton.com	Annual Report	103

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[c] (continued)
Reckitt Benckiser Group Plc	1-Day SONIA - 0.25%	Monthly	MSCO	7/17/30	184,791	GBP	$25,048
Recordati SpA	Euro STR - 0.30%	Monthly	JPHQ	7/26/29	43,606	EUR	(4,552)
Recticel	Euro STR - 0.30%	Monthly	JPHQ	11/21/30	5,326	EUR	(939)
Redeia Corporacion SA	1-Day EONIA - 0.35%	Monthly	MSCS	8/05/30	171,656	EUR	20,486
Reinet Investments S.C.A	1-Day SABOR - 0.50%	Monthly	MSCS	5/20/30	5,480,248	ZAR	35,510
RELX PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/30	59,414	GBP	1,824
Remgro Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	10/16/30	432,605	ZAR	(2,755)
Remy Cointreau	1-Day EONIA - 0.30%	Monthly	MSCS	12/11/30	422,435	EUR	103,870
Renew Holdings ORD	1-Day SONIA - 0.275%	Monthly	MSCO	4/20/31	6,937	GBP	(141)
Renova Inc	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	7,238,488	JPY	(35,386)
Rentokil Initial PLC	1-Day FEDEF - 0.65%	Monthly	MSCS	11/27/30	190,399	GBP	(32,476)
Resonac Holdings Corporation	1-Day TONAR - 0.25%	Monthly	GSCO	3/05/27	4,030,956	JPY	(9,949)
Retail Estates	Euro STR - 0.30%	Monthly	JPHQ	12/04/26	51,315	EUR	(6,611)
Revenio Group Corp.	Euro STR - 0.28%	Monthly	SEBA	7/17/30	20,271	EUR	8,640
Rheinmetall AG	Euro STR - 0.30%	Monthly	JPHQ	2/10/27	78,559	EUR	13,225
RHI Magnesita NV	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/28	52,359	GBP	(5,391)
Ridley Fpo	1-Day RBACR - 0.30%	Monthly	MSCO	4/12/27	41,859	AUD	(1,570)
Rieter	Euro STR - 0.35%	Monthly	JPHQ	7/24/29	80,473	CHF	1,678
Rigaku Holdings Corporation	1-Day TONAR - 0.25%	Monthly	GSCO	1/27/27	5,997,116	JPY	(48,746)
Ringkjoebing Landbobank A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/17/26	594,093	DKK	(24,299)
Rio Tinto Ord	1-Day SONIA - 0.275%	Monthly	MSCO	8/19/26	79,105	GBP	(65,471)
Riso Kyoiku Group Corp.	1-Day TONAR - 0.25%	Monthly	GSCO	5/17/27	7,655,615	JPY	2,979
Riverstone	1-Day SORA - 2.125%	Monthly	MSCO	6/25/26	132,230	SGD	(37,217)
Robosense Technology Co.	1-Day HONIA - 5.22%	Monthly	GSCO	1/26/27	532,133	HKD	6,046
Rock Field Co. Ltd.	1-Day TONAR - 2.25%	Monthly	GSCO	3/04/27	3,164,700	JPY	2,391
Roko Ab Ser	1-Week STIBOR - 0.275%	Monthly	SEBA	2/08/27	1,792,691	SEK	(49,166)
Rosebank Industries PLC	1-Day SONIA - 0.275%	Monthly	MSCO	4/12/27	32,324	GBP	2,481
Rotork PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/30	88,232	GBP	2,140
Rox Res Fpo	1-Day RBACR - 12.75%	Monthly	MSCO	5/06/27	52,070	AUD	806
Rtl Group	Euro STR - 1.25%	Monthly	JPHQ	5/21/27	223,035	EUR	(164)
Run Long Construction Co	1-Day FEDEF - 4.00%	Monthly	MSCO	8/31/26	153,000		14,250
Rwc Corp Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	8/03/26	246,763	AUD	33,386
S&P Biotechnology Select Industry Total Return Index	SOFR - 0.45%	Monthly	GSCO	6/17/26	11,998,763		(164,354)
Sabanci Holding	1-Day FEDEF - 0.53%	Monthly	MSCO	9/21/26	357,474		19,463
Sacyr SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/30	144,260	EUR	(99,623)
Saf Holland SE	Euro STR - 0.30%	Monthly	JPHQ	9/18/26	56,866	EUR	(9,873)
Safestore Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	10/21/30	22,521	GBP	(1,212)
Safie Inc.	1-Day TONAR - 2.38%	Monthly	GSCO	3/12/27	4,264,409	JPY	1,300
Saga PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/30	24,409	GBP	(132,914)
Sagax AB	1-Week STIBOR - 0.275%	Monthly	SEBA	12/06/30	1,599,110	SEK	24,254
Saint Gobain	1-Day EONIA - 0.275%	Monthly	MSCO	6/03/26	216,377	EUR	28,616
SalMar ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/29/30	2,215,760	NOK	(10,176)
Salmon Evolution ASA	1-Week NIBOR - 8.50%	Monthly	SEBA	7/12/26	782,436	NOK	25,439
Salvatore Ferragamo	Euro STR - 0.80%	Monthly	JPHQ	4/15/27	26,200	EUR	(10,309)
Sampo PLC	Euro STR - 0.275%	Monthly	SEBA	7/17/30	162,715	EUR	(2,558)

104	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[c] (continued)
Samsung F&Mins	1-Day FEDEF - 0.45%	Monthly	MSCO	6/24/26	89,584		$(18,307)
Samsung Sdi Co Ltd	1-Day FEDEF - 0.45%	Monthly	MSCO	6/24/26	66,186		(95,360)
Samsung Sds Co. Ltd.	1-Day FEDEF - 0.75%	Monthly	MSCO	5/05/27	25,456		(16,383)
Samyang Foods Co.	1-Day FEDEF - 6.50%	Monthly	MSCO	5/05/27	22,392		2,382
Sanbio Company Limited	1-Day TONAR - 8.75%	Monthly	GSCO	6/24/26	11,811,415	JPY	26,606
Sanken Electric Co	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	22,207,098	JPY	(26,086)
Sanlam Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/30	4,848,753	ZAR	17,899
Sanoh Industrial Co.	1-Day TONAR - 1.00%	Monthly	GSCO	5/10/27	3,876,951	JPY	(2,754)
Santam Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/29	1,346,648	ZAR	4,852
Santanamin Fpo	1-Day RBACR - 6.50%	Monthly	MSCO	6/24/26	45,677	AUD	581
Santhera	1-Day SARON - 7.15%	Monthly	JPHQ	9/07/26	9,740	CHF	(3,573)
SAP SE	Euro STR - 0.30%	Monthly	JPHQ	11/27/30	321,258	EUR	87,109
Sapporo Holdings Limited	1-Day TONAR - 0.25%	Monthly	GSCO	2/10/27	10,758,378	JPY	(445)
Satrec Initiative Co. Ltd.	1-Day FEDEF - 16.25%	Monthly	MSCO	4/15/27	44,645		8,208
Saudi Arabian Mining Co.	SOFR - 1.25%	Monthly	GSCO	5/17/27	53,414		1,546
Saudi Arabian Oil Co.	SOFR - 0.75%	Monthly	GSCO	5/17/27	25,454		(140)
Saudi Ceramic Co.	SOFR - 2.65%	Monthly	GSCO	5/20/27	20,642		56
Saudi Industrial Investment	SOFR - 7.25%	Monthly	GSCO	5/17/27	25,446		170
Saudi Research And Media	SOFR - 6.00%	Monthly	GSCO	5/17/27	25,831		(1,089)
Saudi Tadawul Group Holdings	SOFR - 4.00%	Monthly	GSCO	5/17/27	202,612		(3,471)
Saudi Telecom Co.	SOFR - 0.75%	Monthly	GSCO	5/17/27	204,797		(3,847)
SBI Aruhi Corporation	1-Day TONAR - 0.75%	Monthly	GSCO	6/24/26	13,062,873	JPY	(190)
Scatec ASA	1-Week NIBOR - 0.275%	Monthly	SEBA	4/26/31	1,111,526	NOK	11,980
Schaeffler AG	Euro STR - 0.30%	Monthly	JPHQ	5/18/27	86,503	EUR	(13,518)
Schneider Electric SE	1-Day EONIA - 0.275%	Monthly	MSCO	6/25/26	82,626	EUR	(9,366)
Schneider Electric SE	Euro STR - 0.40%	Monthly	MSCS	1/15/32	758,281	EUR	(20,275)
Schoeller-Bleckmann Oilfield Equipment AG	Euro STR - 0.30%	Monthly	JPHQ	7/13/26	166,151	EUR	(30,879)
Scinopharm Taiwan Ltd	1-Day FEDEF - 3.625%	Monthly	MSCO	6/24/26	66,983		(4,739)
Sdiptech AB	1-Week STIBOR - 1.00%	Monthly	SEBA	7/17/26	1,471,067	SEK	(43,683)
Seatrium Ltd	1-Day SORA - 1.375%	Monthly	MSCO	6/25/26	76,017	SGD	1,276
Seazen Group Ltd.	1-Day HONIA - 0.25%	Monthly	GSCO	1/07/27	1,815,415	HKD	46,500
Seazen Holdings Co. Ltd.	1-Day FEDEF - 6.67%	Monthly	MSCO	4/22/27	59,183		5,405
Seche Environnement	1-Day EONIA - 0.275%	Monthly	MSCO	3/30/36	40,599	EUR	(2,940)
Sedana Medical AB	1-Week STIBOR - 0.275%	Monthly	SEBA	11/14/30	241,880	SEK	1,967
Segro PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/30	176,603	GBP	(10,105)
Sekisui Chemical Co.	1-Day TONAR - 0.25%	Monthly	GSCO	5/19/27	2,084,846	JPY	146
Semapa	Euro STR - 0.15%	Monthly	GSCO	5/17/27	46,011	EUR	(1,710)
Sembcorp Ind	1-Day SORA - 0.40%	Monthly	MSCO	6/25/26	229,680	SGD	(11,847)
Senko Group Holdings Co.	1-Day TONAR - 0.25%	Monthly	GSCO	12/22/26	9,403,841	JPY	(423)
Sensetime Grp Inc.	1-Day HONIA - 1.75%	Monthly	GSCO	5/27/27	296,726	HKD	1,430
Seobu T&D Co Ltd.	1-Day FEDEF - 3.375%	Monthly	MSCO	5/17/27	118,740		(993)
Seojin System	1-Day FEDEF - 8.00%	Monthly	MSCO	6/24/26	39,672		(59,511)
Septeni Holdings	1-Day TONAR - 1.00%	Monthly	GSCO	6/24/26	15,527,788	JPY	(32,669)
Sercomm Corp.	1-Day FEDEF - 3.31%	Monthly	MSCO	5/20/27	58,159		(2,729)
Serica Energy Plc Ord	1-Day SONIA - 0.275%	Monthly	MSCO	8/19/26	214,818	GBP	(68,275)

franklintempleton.com	Annual Report	105

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[c] (continued)
Seven Bank Ltd	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	31,199,510	JPY	$2,792
Severfield PLC	1-Day FEDEF	Monthly	MSCO	1/02/31	28,288	GBP	14,343
Severn Trent PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/30	91,347	GBP	(17,815)
SFP Holdings Co. Ltd.	1-Day TONAR - 1.35%	Monthly	GSCO	4/29/27	2,283,105	JPY	235
SG Holdings Co Ltd	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	24,601,604	JPY	8,755
SGS SA	1-Day SARON - 0.35%	Monthly	JPHQ	6/17/29	160,040	CHF	(16,696)
Shaftesbury Capital PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/26/30	132,926	GBP	1,216
Shanghai Junshi Bioscience	1-Day HONIA - 8.00%	Monthly	GSCO	1/27/27	230,575	HKD	1,780
Shanghai Moons Electric	1-Day FEDEF - 10.05%	Monthly	MSCO	4/28/27	1,652		(111)
Shangri-La Asia	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	194,259	HKD	2,503
Sharp Corp.	1-Day TONAR - 0.25%	Monthly	GSCO	3/29/27	4,550,997	JPY	(3,415)
Shenzhen Everwin Precision	1-Day FEDEF - 7.74%	Monthly	MSCO	4/28/27	34,983		(1,781)
Shenzhen Expressway Corporation	1-Day HONIA - 0.40%	Monthly	GSCO	7/17/26	286,891	HKD	3,325
Shenzhen Fastprint	1-Day FEDEF - 13.67%	Monthly	MSCO	2/03/27	26,133		(20,583)
Shenzhen Fortune Trend	1-Day FEDEF - 14.13%	Monthly	MSCO	5/07/27	16,101		848
Shenzhen Investment Ltd	1-Day HONIA - 1.00%	Monthly	GSCO	7/10/26	525,393	HKD	5,004
Shibaura Mechatronics Co.	1-Day TONAR - 0.25%	Monthly	GSCO	5/10/27	6,435,992	JPY	(1,864)
Shift Up	1-Day FEDEF - 9.00%	Monthly	MSCO	6/24/26	103,681		28,706
Shima Seiki Mfg	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	15,054,807	JPY	677
Shimano Inc	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	39,203,486	JPY	28,538
Shin ETSU Chemical Co	1-Day TONAR - 0.35%	Monthly	GSCO	9/23/26	9,871,398	JPY	(36,269)
Shinhan Alpha REIT	1-Day FEDEF - 16.125%	Monthly	MSCO	6/24/26	37,246		4,199
Shochiku Co Ltd	1-Day TONAR - 0.75%	Monthly	GSCO	6/24/26	46,476	JPY	35
Shoei Foods Corp	1-Day TONAR - 1.25%	Monthly	GSCO	6/24/26	11,244,966	JPY	(2,535)
Shop Apotheke Europe NV	Euro STR - 0.85%	Monthly	JPHQ	7/17/30	96,494	EUR	46,566
Shougang Fushan Resources	1-Day HONIA - 0.25%	Monthly	GSCO	5/06/27	303,267	HKD	(2,164)
Shurgard	Euro STR - 0.30%	Monthly	JPHQ	4/14/31	66,286	EUR	18,669
SIA Engineering	1-Day SORA - 0.40%	Monthly	MSCO	6/25/26	38,713	SGD	(544)
Siam Cement Co	1-Day FEDEF - 0.75%	Monthly	MSCO	6/25/26	78,038		(12,562)
Siegfried N	1-Day SARON - 0.35%	Monthly	JPHQ	4/30/27	126,110	CHF	(3,828)
Siemens AG	Euro STR - 0.30%	Monthly	JPHQ	6/25/26	152,370	EUR	(31,749)
Siemens Healthineers AG	Euro STR - 0.30%	Monthly	JPHQ	8/21/30	206,350	EUR	41,987
SIG Group AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/35	62,715	CHF	(3,916)
Sigma Health Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	42,232	AUD	(2,620)
Sigmaxyz Holdings Inc.	1-Day TONAR - 0.25%	Monthly	GSCO	4/29/27	3,456,696	JPY	1,729
Silergy Corp	1-Day FEDEF - 4.25%	Monthly	MSCO	6/24/26	58,402		(75,795)
Silicon2	1-Day FEDEF - 6.50%	Monthly	MSCO	6/24/26	116,508		39,115
Siltronic AG	Euro STR - 1.05%	Monthly	JPHQ	5/13/31	80,870	EUR	(132,184)
Sime Darby Property Berhad	1-Day FEDEF - 9.375%	Monthly	MSCO	4/29/27	45,994		(693)
Simmtech Co	1-Day FEDEF - 5.25%	Monthly	MSCO	9/07/26	36,189		(49,641)
Singapore Post	1-Day SORA - 2.50%	Monthly	MSCO	6/22/26	405,206	SGD	128,012
Singapore Telecommunications	1-Day SORA - 0.40%	Monthly	MSCO	6/25/26	23,916	SGD	(1,660)
Sinopec Kantons Hldgs	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	711,545	HKD	9,787
Sirius Real Estate Ltd.	1-Day SONIA - 0.275%	Monthly	MSCO	4/29/27	74,428	GBP	1,878
Sixt SE	Euro STR - 0.30%	Monthly	JPHQ	4/17/31	164,522	EUR	(23,830)
SJM Holdings Limited	1-Day HONIA - 1.25%	Monthly	GSCO	12/07/26	600,931	HKD	15,432

106	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[c] (continued)
SK Bioscience Co Ltd	1-Day FEDEF - 0.875%	Monthly	MSCO	6/24/26	103,448		$22,396
Sk Eternix	1-Day FEDEF - 10.25%	Monthly	MSCO	6/24/26	34,324		(27,432)
Sk Ie Technology	1-Day FEDEF - 4.75%	Monthly	MSCO	6/24/26	179,670		63,720
SK Innovation	1-Day FEDEF - 2.75%	Monthly	MSCO	6/24/26	152,546		(3,972)
SKAN AG	Euro STR - 0.35%	Monthly	JPHQ	7/17/26	71,357	CHF	3,524
Skandinaviska Enskilda Bank	1-Day FEDEF	Monthly	SEBA	2/11/31	2,320,415	SEK	(2,765)
SKBP	1-Day FEDEF - 0.875%	Monthly	MSCO	6/24/26	108,961		23,107
SKC	1-Day FEDEF - 28.75%	Monthly	MSCO	6/24/26	97,200		(18,451)
SkiStar AB	1-Week STIBOR - 0.73%	Monthly	SEBA	7/15/29	1,440,702	SEK	10,549
Skoceanplant	1-Day FEDEF - 7.75%	Monthly	MSCO	6/24/26	52,151		7,703
Skycity Entertainment Group	1-Day NZOCR -0.40%	Monthly	MSCO	6/24/26	90,693	NZD	25,546
SM Entertainment Co. Ltd.	1-Day FEDEF - 4.375%	Monthly	MSCO	3/01/27	10,857		2,500
Sm Prime Holdings Inc	1-Day FEDEF - 2.50%	Monthly	MSCO	6/23/26	96,469		20,182
Smiths Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/28	207,841	GBP	6,923
Smoore Intl Hdgs Ltd	1-Day HONIA - 1.75%	Monthly	GSCO	6/25/26	448,337	HKD	25,168
Socionext Inc.	1-Day TONAR - 0.25%	Monthly	GSCO	4/02/27	12,532,066	JPY	(15,603)
Sodexo	1-Day EONIA - 0.30%	Monthly	MSCS	11/27/30	90,224	EUR	(5,196)
Sofina	Euro STR - 0.30%	Monthly	JPHQ	4/01/27	74,060	EUR	(705)
Softbank Group Corp	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	5,511,299	JPY	(45,426)
Soitec SA	1-Day EONIA - 0.30%	Monthly	MSCS	8/12/30	53,517	EUR	(138,643)
Sokan New Materials Gp Co.	1-Day FEDEF - 13.40%	Monthly	MSCO	5/21/27	1,975		368
Solaria Energia y Medio Ambiente SA	1-Day EONIA - 0.35%	Monthly	MSCS	7/17/30	19,359	EUR	(25,185)
Solasia Pharma	1-Day TONAR - 5.50%	Monthly	GSCO	6/24/26	4,151,135	JPY	6,039
Solum	1-Day FEDEF - 5.625%	Monthly	MSCO	6/24/26	47,159		(2,740)
Solus Advanced Materials	1-Day FEDEF - 6.622%	Monthly	MSCO	6/24/26	75,280		(19,983)
Solutions 30 SE	1-Day EONIA - 10.125%	Monthly	MSCO	2/25/27	5,683	EUR	(941)
Solvay	Euro STR - 0.30%	Monthly	JPHQ	4/01/27	60,530	EUR	3,534
Somero Enterprises	1-Day SONIA - 1.25%	Monthly	MSCO	12/01/30	24,285	GBP	6,275
Sonova Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	8/08/30	79,308	CHF	(8,519)
Sony Financial Group Inc.	1-Day TONAR - 0.25%	Monthly	GSCO	4/27/27	603,640	JPY	(77)
Soul WH Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	58,992	AUD	(7,501)
South32 Ltd.	1-Day SABOR - 2.125%	Monthly	MSCS	10/10/30	354,567	ZAR	(12,031)
Southern Province Cement	SOFR - 8.35%	Monthly	GSCO	5/17/27	15,725		(45)
Sparebank 1 Oestlandet	1-Week NIBOR - 0.28%	Monthly	SEBA	12/23/30	1,290,521	NOK	(17,698)
SpareBank 1 SMN	1-Week NIBOR - 1.50%	Monthly	SEBA	10/23/30	2,411,504	NOK	(17,212)
SpareBank 1 SR Bank ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	7/22/30	2,447,107	NOK	(30,247)
Sparebanken Vest	1-Week NIBOR - 0.275%	Monthly	SEBA	3/24/36	769,723	NOK	(12,924)
Spirax-Sarco Engineering PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/30	192,427	GBP	10,404
S-Pool Inc.	1-Day TONAR - 0.25%	Monthly	GSCO	4/29/27	808,685	JPY	66
Square Enix Holdings Co	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	13,872,282	JPY	10,896
SSE PLC	1-Day SONIA - 0.30%	Monthly	MSCS	11/27/28	156,305	GBP	(30,450)
SSY Group Limited	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	1,276,327	HKD	32,042
St Barbara Fpo	1-Day RBACR - 0.675%	Monthly	MSCO	6/24/26	147,452	AUD	(3,400)
St George Fpo	1-Day RBACR - 8.125%	Monthly	MSCO	5/06/27	4,104	AUD	(91)
Stadler Rail	1-Day FEDEF	Monthly	JPHQ	2/11/31	51,694	CHF	(7,179)
Starlux Airlines Co Ltd	1-Day FEDEF - 6.375%	Monthly	MSCO	6/24/26	140,457		28,686

franklintempleton.com	Annual Report	107

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[c] (continued)
Stef	1-Day EONIA - 0.275%	Monthly	MSCO	10/28/26	44,559	EUR	$1,783
Stellantis	Euro STR - 0.30%	Monthly	JPHQ	5/08/31	222,445	EUR	23,450
Stolt-Nielsen Limited	1-Week NIBOR - 0.275%	Monthly	SEBA	3/12/27	698,100	NOK	5,953
Stor-age Prop Reit Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	3/31/27	735,877	ZAR	1,344
Storskogen Group AB	1-Week STIBOR - 0.75%	Monthly	SEBA	7/17/30	2,184,276	SEK	66,484
STOXX Europe 600 Utilities Index	1-Day EONIA - 0.45%	Monthly	MSCS	9/13/30	814,339	EUR	(12,220)
STOXX Europe 600 Utilities Index	1-Day EONIA - 0.45%	Monthly	MSCS	3/25/35	768,016	EUR	(49,190)
Strabag SE	Euro STR - 0.30%	Monthly	JPHQ	2/23/27	83,642	EUR	(7,661)
STRATEC SE	Euro STR - 0.35%	Monthly	JPHQ	4/21/30	14,326	EUR	(653)
Straumann N	1-Day SARON - 0.35%	Monthly	JPHQ	5/03/27	307,990	CHF	(15,999)
Strike Energy Fpo	1-Day RBACR - 3.625%	Monthly	MSCO	6/24/26	89,784	AUD	2,955
Studio Dragon Corp.	1-Day FEDEF - 4.00%	Monthly	MSCO	1/18/27	28,133		2,104
STX Engine	1-Day FEDEF - 17.00%	Monthly	MSCO	6/24/26	33,263		(17,482)
Sudzucker AG	Euro STR - 0.30%	Monthly	JPHQ	8/19/30	158,678	EUR	(27,048)
Suess Microtec SE	Euro STR - 0.80%	Monthly	JPHQ	2/10/27	125,831	EUR	(112,530)
Sumco Corporation	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	8,179,563	JPY	(99,107)
Sumitomo Osaka Cement Co.	1-Day TONAR - 0.25%	Monthly	GSCO	4/29/27	1,819,391	JPY	(2,234)
Sumitomo Pharma Co. Ltd.	1-Day TONAR - 0.25%	Monthly	GSCO	3/05/27	4,710,221	JPY	4,108
Sun Art Retail Group Limited	1-Day HONIA - 0.25%	Monthly	GSCO	5/24/27	175,314	HKD	(1,125)
Sun Yad Construction Co	1-Day FEDEF - 16.75%	Monthly	MSCO	6/24/26	53,634		15,118
Sunac Services Hldgs	1-Day HONIA - 2.09%	Monthly	GSCO	11/13/26	401,245	HKD	15,415
Suncorp Fpo	1-Day RBACR - 0.30%	Monthly	MSCO	5/06/27	39,058	AUD	(719)
Sung Kwang Bend Co. Ltd.	1-Day FEDEF - 4.00%	Monthly	MSCO	1/22/27	84,670		5,110
Sungeel Hitech	1-Day FEDEF - 17.00%	Monthly	MSCO	6/24/26	53,454		(24,415)
Sungrow Power Supply Co.	1-Day FEDEF - 2.50%	Monthly	MSCO	5/21/27	24,496		(1,795)
Sunrise	1-Day SARON - 0.35%	Monthly	JPHQ	5/08/31	232,365	CHF	10,396
Sunshine Lake Pharma Co	HIBOR - 1.75%	Monthly	GSCO	7/06/26	192,546	HKD	8,736
Supermarket Income REIT	1-Day SONIA - 0.28%	Monthly	MSCS	9/16/30	79,559	GBP	(5,329)
Supply Net Fpo	1-Day RBACR - 0.875%	Monthly	MSCO	9/24/26	185,469	AUD	10,601
Svenska Cellulosa AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/30	3,633,796	SEK	54,737
Svenska Handelsbanken	1-Week STIBOR - 0.275%	Monthly	SEBA	5/08/30	2,417,491	SEK	(24,447)
Swiss Prime Site	1-Day SARON - 0.35%	Monthly	JPHQ	5/01/31	113,023	CHF	725
Swisscom AG	1-Day SARON - 0.35%	Monthly	JPHQ	2/03/31	111,338	CHF	(32,098)
Swissquote Group Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	4/27/27	105,008	CHF	1,102
Sword Group SE	1-Day EONIA - 4.00%	Monthly	MSCS	7/17/29	26,400	EUR	2,249
SY Holdings Group Ltd.	1-Day HONIA - 5.50%	Monthly	GSCO	3/24/27	360,213	HKD	1,561
Syarikat Takaful Malaysia	1-Day FEDEF - 3.125%	Monthly	MSCO	6/25/26	65,722		(8,033)
Sydbank AS	1-Week CIBOR - 0.275%	Monthly	SEBA	5/27/31	1,654,486	DKK	(17,212)
Syensqo	Euro STR - 0.30%	Monthly	JPHQ	5/08/31	186,872	EUR	652
Symrise AG	Euro STR - 0.30%	Monthly	JPHQ	9/27/30	86,509	EUR	(6,065)
Syntekabio Inc.	1-Day FEDEF - 15.50%	Monthly	MSCO	5/03/27	9,066		1,605
T Halk Bankasi	1-Day FEDEF - 12.75%	Monthly	MSCO	1/07/27	26,572		2,875
Ta Ya Electronic Wire & Co	1-Day FEDEF - 9.25%	Monthly	MSCO	6/24/26	113,891		(1,000)
TAG Immobilien AG	Euro STR - 0.30%	Monthly	JPHQ	8/16/30	96,200	EUR	(3,147)
Taihan Elecwire	1-Day FEDEF - 5.50%	Monthly	MSCO	6/24/26	65,820		(78,011)
Taihei Dengyo Kaisha	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	17,008,341	JPY	(39,495)

108	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[c] (continued)
Taiwan Acceptance Corp.	1-Day FEDEF - 3.081%	Monthly	MSCO	8/19/26	14,535		$540
Taiwan Hon Chuan Enterprise	1-Day FEDEF - 2.50%	Monthly	MSCO	4/30/27	28,430		(2,320)
Taiwan Mobile Co	1-Day FEDEF - 0.75%	Monthly	MSCO	6/24/26	174,039		3,064
Taiwan Speciality Chemical	1-Day FEDEF - 5.56%	Monthly	MSCO	4/30/27	49,504		1,581
Takara Leben Real Estate	1-Day TONAR - 0.35%	Monthly	GSCO	8/24/26	10,012,733	JPY	7,765
Tama Home Co Limited	1-Day TONAR - 5.75%	Monthly	GSCO	10/15/26	12,270,843	JPY	10,660
Tamburi	Euro STR - 0.30%	Monthly	JPHQ	7/17/26	85,888	EUR	(7,340)
Tate & Lyle PLC	1-Day SONIA - 0.30%	Monthly	MSCS	7/17/30	154,982	GBP	(67,734)
Tav Havalimanlari	1-Day FEDEF - 5.00%	Monthly	MSCO	9/21/26	148,541		8,472
Taylor Wimpey Plc Ord	1-Day SONIA - 0.275%	Monthly	MSCO	8/19/26	146,932	GBP	33,022
Tbs Holdings Inc	1-Day TONAR - 0.35%	Monthly	GSCO	7/10/26	19,025,804	JPY	(9,038)
Tekfen Holding	1-Day FEDEF - 5.25%	Monthly	MSCO	9/21/26	36,915		(23,194)
Telenor ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	11/27/28	1,306,359	NOK	4,446
Tenaris	Euro STR - 0.30%	Monthly	JPHQ	6/19/26	139,960	EUR	(85,330)
Terumo Corp.	1-Day TONAR - 0.25%	Monthly	GSCO	4/26/27	2,296,035	JPY	(2,166)
Terveystalo PLC	Euro STR - 0.275%	Monthly	SEBA	3/18/27	36,943	EUR	4,725
Tess Holdings Co Ltd	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	9,415,027	JPY	(112,686)
Thai Beverage	1-Day SORA - 0.40%	Monthly	MSCO	6/25/26	143,268	SGD	3,058
Theon International Plc	Euro STR - 5.30%	Monthly	JPHQ	6/19/26	165,273	EUR	(41,094)
THG Plc Ord.	1-Day SONIA - 4.48%	Monthly	MSCO	3/22/29	127,204	GBP	19,354
Thomson Medical	1-Day SORA - 6.75%	Monthly	MSCO	6/25/26	11,048	SGD	(2,672)
Thule Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/30	642,838	SEK	1,219
ThyssenKrupp Nucera AG	Euro STR - 0.34%	Monthly	JPHQ	3/28/36	95,750	EUR	(13,307)
Tiangong International Co	1-Day HONIA - 1.25%	Monthly	GSCO	6/25/26	335,482	HKD	3,182
Tietoevry Corp.	Euro STR - 0.275%	Monthly	SEBA	3/04/31	146,621	EUR	(13,044)
Tikehau Capital SCA	1-Day EONIA - 4.00%	Monthly	MSCS	7/17/26	56,535	EUR	5,478
Timee Inc	1-Day TONAR - 10.50%	Monthly	GSCO	11/16/26	5,044,336	JPY	5,783
Titan SA	Euro STR - 0.75%	Monthly	JPHQ	11/03/26	22,507	EUR	(2,432)
Titomic Fpo	1-Day RBACR - 12.875%	Monthly	MSCO	5/06/27	25,694	AUD	(630)
TKC Corporation	1-Day TONAR - 0.25%	Monthly	GSCO	4/26/27	2,833,755	JPY	564
Tkms AG & Co. Kgaa	Euro STR - 0.30%	Monthly	JPHQ	5/18/27	42,895	EUR	(9,522)
TKP Corporation	1-Day TONAR - 2.31%	Monthly	GSCO	6/24/26	7,050	JPY	14
Tmbthanachart Bank Pcl	1-Day FEDEF - 2.50%	Monthly	MSCO	7/22/26	53,864		(9,229)
TOC Co Ltd	1-Day TONAR - 0.35%	Monthly	GSCO	7/13/26	12,038,275	JPY	(22,030)
Toei Animation	1-Day TONAR - 0.25%	Monthly	GSCO	4/12/27	6,218,878	JPY	4,888
Toei Co Ltd	1-Day TONAR - 0.35%	Monthly	GSCO	10/12/26	11,785,786	JPY	(4,363)
Toho Co Ltd.	1-Day TONAR - 0.25%	Monthly	GSCO	4/12/27	5,028,782	JPY	7,660
Toho Holdings Co. Ltd.	1-Day TONAR - 0.25%	Monthly	GSCO	12/21/26	6,193,467	JPY	2,965
Tokmanni Group	Euro STR - 0.275%	Monthly	SEBA	8/27/30	37,624	EUR	1,649
Tokyo Keiki Inc	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	11,830,412	JPY	(19,284)
Tokyo Metro Co Ltd	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	21,892,818	JPY	12,948
Tomra Systems ASA	1-Week NIBOR - 0.28%	Monthly	SEBA	1/08/31	1,478,103	NOK	29,972
TomTom International BV	Euro STR - 0.30%	Monthly	JPHQ	7/13/26	88,419	EUR	(7,830)
Tonies SE	Euro STR - 3.25%	Monthly	JPHQ	5/18/27	52,182	EUR	(1,422)
Toread Holdings Gr	1-Day FEDEF - 10.46%	Monthly	MSCO	3/15/27	67,485		(569)
Tosei Reit Investment Corp	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	9,063,602	JPY	538

franklintempleton.com	Annual Report	109

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[c] (continued)
TotalEnergies	1-Day EONIA - 0.275%	Monthly	MSCO	3/04/31	144,824	EUR	$(65,555)
Towa Corp.	1-Day TONAR - 1.00%	Monthly	GSCO	12/30/26	12,192,490	JPY	(20,116)
Toyo Gosei Co Ltd	1-Day TONAR - 4.50%	Monthly	GSCO	6/24/26	10,766,197	JPY	(76,015)
Toyo Tanso Co Ltd.	1-Day TONAR - 0.75%	Monthly	GSCO	4/05/27	5,668,583	JPY	(11,872)
Toyota Motor Corp	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	18,939,840	JPY	(7,129)
Transaction Capital Ltd.	1-Day SABOR - 0.50%	Monthly	MSCS	7/17/26	431,291	ZAR	16,558
Transurban Stapled	1-Day RBACR - 0.40%	Monthly	MSCO	6/19/26	200,480	AUD	(7,758)
Traton SE	Euro STR - 0.80%	Monthly	JPHQ	7/17/30	131,687	EUR	(19,311)
Trea Wine Fpo	1-Day RBACR - 0.30%	Monthly	MSCO	4/12/27	100,817	AUD	(3,909)
Tri Chemical Laboratories	1-Day TONAR - 0.35%	Monthly	GSCO	8/24/26	8,285,237	JPY	(7,148)
Tritax Big Box	1-Day SONIA - 0.275%	Monthly	MSCO	4/24/31	235,439	GBP	(11,648)
Triumph Science & Technology	1-Day FEDEF - 6.85%	Monthly	MSCO	4/13/27	12,477		(4,446)
Troax Group AB	1-Week STIBOR - 0.28%	Monthly	SEBA	8/02/30	138,393	SEK	2,793
Truecaller AB	1-Week STIBOR - 0.275%	Monthly	SEBA	5/07/30	642,635	SEK	(13,478)
Truworths Int Ltd	1-Day SABOR - 0.50%	Monthly	MSCO	7/16/26	2,433,402	ZAR	19,381
Tryg A/S	1-Week CIBOR - 0.28%	Monthly	SEBA	7/13/26	3,256,002	DKK	27,257
Tsumura & Co.	1-Day TONAR - 0.25%	Monthly	GSCO	3/12/27	10,372,648	JPY	(490)
Tsuruha Holdings Inc.	1-Day TONAR - 0.25%	Monthly	GSCO	4/26/27	4,555,631	JPY	1,372
Tubacex SA	1-Day EONIA - 1.63%	Monthly	MSCS	7/17/30	82,972	EUR	4,691
Tuhu Car Inc.	1-Day HONIA - 0.25%	Monthly	GSCO	5/31/27	38,643	HKD	(28)
Turk Hava Yollari	1-Day FEDEF - 1.10%	Monthly	MSCO	1/26/27	118,287		9,548
Ubisoft Entertainment SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/30	106,557	EUR	(35,956)
U-Ming Marine Transport	1-Day FEDEF - 3.00%	Monthly	MSCO	8/25/26	88,568		(12,750)
Unicharm Corp	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	26,036,306	JPY	11,074
Unilever Plc Ord.	1-Day SONIA - 0.275%	Monthly	MSCO	10/16/30	176,961	GBP	26,796
Unimicron Technology	1-Day FEDEF - 2.125%	Monthly	MSCO	6/24/26	46,596		(170,550)
UNIQA Insurance Group AG	Euro STR - 0.30%	Monthly	JPHQ	3/18/36	142,110	EUR	(17,196)
Unite Group PLC (The)	1-Day SONIA - 0.30%	Monthly	MSCS	7/05/26	260,766	GBP	61,269
United Internet AG	Euro STR - 0.30%	Monthly	JPHQ	3/20/36	125,290	EUR	(32,340)
United Laboratories	1-Day HONIA - 0.25%	Monthly	GSCO	12/07/26	721,135	HKD	24,761
Universal Microwave Technologies	1-Day FEDEF - 7.625%	Monthly	MSCO	8/10/26	49,585		(20,693)
Universal Music Group	Euro STR - 0.30%	Monthly	JPHQ	9/05/30	86,567	EUR	3,838
UOB	1-Day SORA - 0.40%	Monthly	MSCO	10/12/26	84,374	SGD	(1,630)
Uob Kay Hian	1-Day SORA - 3.625%	Monthly	MSCO	4/22/27	18,340	SGD	(440)
UPM Kymmene Corp.	Euro STR - 0.28%	Monthly	SEBA	7/17/29	113,050	EUR	5,234
USI Corporation	1-Day FEDEF - 2.50%	Monthly	MSCO	6/24/26	62,144		(8,094)
Vaisala Corporation	Euro STR - 0.275%	Monthly	SEBA	6/24/26	52,225	EUR	(14,840)
Valneva SE	1-Day EONIA - 4.50%	Monthly	MSCS	5/16/31	78,428	EUR	23,902
Valqua Ltd	TONAR - 0.35%	Monthly	GSCO	6/24/26	17,780,979	JPY	(150,419)
Vats Liquor Chain	1-Day FEDEF - 9.95%	Monthly	MSCO	6/24/26	5,887		489
Vbg Group Ab Ser B	1-Week STIBOR - 0.275%	Monthly	SEBA	6/03/26	879,607	SEK	(12,767)
Vend Marketplaces ASA	1-Day FEDEF	Monthly	SEBA	1/16/31	3,251,260	NOK	12,553
Venustech Group	1-Day FEDEF - 16.95%	Monthly	MSCO	2/08/27	5,996		(112)
VERBIO Vereinigte BioEnergie AG	Euro STR - 1.00%	Monthly	JPHQ	7/01/27	89,001	EUR	(143,738)
Verbund Ag Kat A	Euro STR - 0.30%	Monthly	JPHQ	6/17/26	77,202	EUR	9,589
VGP NV	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	83,445	EUR	(5,344)

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[c] (continued)
Via Labs Inc	1-Day FEDEF - 6.875%	Monthly	MSCO	6/24/26	72,387		$(807)
Vicore Pharma Holdings Ab	1-Week STIBOR - 0.275%	Monthly	SEBA	2/08/27	153,193	SEK	(2,565)
Vimian Group	1-Week STIBOR - 0.275%	Monthly	SEBA	7/01/26	1,418,916	SEK	35,071
Vinci	1-Day EONIA - 0.30%	Monthly	MSCS	11/27/30	118,916	EUR	(6,345)
Virbac	1-Day EONIA - 0.30%	Monthly	MSCS	4/01/36	66,256	EUR	(10,068)
Viva Biotech Holdings	1-Day HONIA - 3.25%	Monthly	GSCO	4/29/27	67,212	HKD	2,131
Vivendi	1-Day EONIA - 0.30%	Monthly	MSCS	12/11/30	132,310	EUR	(38,105)
Voltalia SA	1-Day EONIA - 0.30%	Monthly	MSCS	7/17/30	83,257	EUR	(14,065)
Voltronic Power Technology	1-Day FEDEF - 9.50%	Monthly	MSCO	10/28/26	53,877		8,595
Volvo Group (The)	1-Week STIBOR - 0.28%	Monthly	SEBA	11/27/28	1,060,603	SEK	(20,262)
Vonovia SE	Euro STR - 0.30%	Monthly	JPHQ	5/19/27	42,731	EUR	376
Vopak	Euro STR - 0.30%	Monthly	JPHQ	7/17/30	80,919	EUR	(7,399)
Vossloh Ag	Euro STR - 0.30%	Monthly	JPHQ	8/18/26	239,879	EUR	32,990
Vukile Property Fund Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	5/25/27	828,078	ZAR	473
Vulcan E Fpo	1-Day RBACR - 3.375%	Monthly	MSCO	5/06/27	20,472	AUD	(1,433)
VZ Holding	1-Day SARON - 1.30%	Monthly	JPHQ	12/16/26	92,952	CHF	1,226
Wa1 Resources Fpo	1-Day RBACR - 5.25%	Monthly	MSCO	6/24/26	83,068	AUD	9,758
Wacker Chemie AG	Euro STR - 0.30%	Monthly	JPHQ	3/20/36	246,533	EUR	(135,895)
Wacoal Holdings Corp.	1-Day TONAR - 0.25%	Monthly	GSCO	5/19/27	4,006,606	JPY	(938)
Wallenstam AB Series B	1-Week STIBOR - 0.275%	Monthly	SEBA	7/17/30	1,163,602	SEK	7,733
Walsin Lihwa Corp	1-Day FEDEF - 4.625%	Monthly	MSCO	9/23/26	70,504		(18,571)
Want Want China Holdings	1-Day HONIA - 0.25%	Monthly	GSCO	6/25/26	1,047,688	HKD	18,068
Watches of Switzerland	1-Day SONIA - 0.275%	Monthly	MSCO	2/16/31	123,316	GBP	(125,329)
Wavestone	1-Day EONIA - 0.30%	Monthly	MSCS	7/18/30	49,495	EUR	1,737
WeBuyCars Pty Ltd.	1-Day SABOR - 2.75%	Monthly	MSCO	7/17/30	4,047,807	ZAR	78,463
Wee Hur	1-Day SORA - 4.00%	Monthly	MSCO	4/22/27	44,638	SGD	3,128
Weimob Inc.	1-Day HONIA - 4.84%	Monthly	GSCO	1/06/27	717,562	HKD	33,160
Weir Group PLC	1-Day SONIA - 0.76%	Monthly	MSCS	2/19/29	248,738	GBP	34,911
Wendel Group	1-Day EONIA - 0.30%	Monthly	MSCS	5/27/31	238,090	EUR	(6,257)
Wesfarmer Fpo	1-Day RBACR - 0.30%	Monthly	MSCO	4/15/27	73,280	AUD	(4,203)
West China Cement Ltd	1-Day HONIA - 2.75%	Monthly	GSCO	6/25/26	984,187	HKD	38,182
Westpac Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	243,411	AUD	370
WHA Corporation Public Co	1-Day FEDEF - 7.75%	Monthly	MSCO	10/09/26	44,092		(16,375)
Whitbread PLC	1-Day SONIA - 0.30%	Monthly	MSCS	4/14/31	215,469	GBP	18,231
Wienerberger AG	Euro STR - 6.55%	Monthly	JPHQ	12/31/26	110,377	EUR	16,277
Wihlborgs Fastigheter AB	1-Week STIBOR - 0.275%	Monthly	SEBA	11/11/29	1,509,209	SEK	7,898
Wiit SpA	Euro STR - 0.70%	Monthly	JPHQ	7/31/30	24,184	EUR	(11,031)
Winning Health Technology	1-Day FEDEF - 24.25%	Monthly	MSCO	4/28/27	7,012		514
Wintime Energy Group	1-Day FEDEF - 4.40%	Monthly	MSCO	2/04/27	58,362		(8,459)
Wise Group PLC	1-Day SONIA - 0.275%	Monthly	MSCO	2/24/31	58,805	GBP	(553)
Wizz Air Holdings PLC	1-Day SONIA - 0.30%	Monthly	MSCS	12/19/30	147,213	GBP	42,440
Woolworths Holdings Ltd.	1-Day SABOR - 0.50%	Monthly	MSCO	9/15/30	4,154,378	ZAR	16,112
Worley Fpo	1-Day RBACR - 0.30%	Monthly	MSCO	4/15/27	53,300	AUD	(3,401)
WPP PLC	1-Day SONIA - 0.30%	Monthly	MSCS	9/30/35	166,475	GBP	(9,293)
Wuhan Tianyuan Group Co.	1-Day FEDEF - 17.10%	Monthly	MSCO	5/21/27	8,102		(485)
Xero Fpo	1-Day RBACR - 0.30%	Monthly	MSCO	5/20/27	41,502	AUD	1,067

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED SCHEDULE OF INVESTMENTS
Franklin Alternative Strategies Fund (continued)
Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counterparty	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)
OTC Swap Contracts (continued)
Equity Contracts - Short[c] (continued)
Xiangcai Co. Ltd.	1-Day FEDEF - 5.25%	Monthly	MSCO	5/07/27	21,400		$1,382
Xiaomi Corporation	1-Day HONIA - 0.25%	Monthly	GSCO	4/27/27	529,532	HKD	5,418
Xinte Energy Co. Ltd.	1-Day HONIA - 7.99%	Monthly	GSCO	1/22/27	501,786	HKD	17,600
XP Power Ltd.	1-Day SONIA - 0.30%	Monthly	MSCS	8/30/30	2,600	GBP	(1,536)
Xpeng Inc	1-Day HONIA - 0.40%	Monthly	GSCO	6/25/26	1,577,169	HKD	25,309
XPS Pensions Group Plc	1-Day SONIA - 0.275%	Monthly	MSCO	1/28/27	115,193	GBP	9,596
Xtalpi Holdings Ltd.	1-Day HONIA - 2.75%	Monthly	GSCO	5/31/27	100,611	HKD	221
XTB	1-Day FEDEF - 0.50%	Monthly	MSCO	6/30/26	102,469		(52,481)
Xvivo Perfusion AB	1-Week STIBOR - 0.28%	Monthly	SEBA	7/17/26	998,171	SEK	(33,835)
Yakult Honsha Co.	1-DAY TONAR - 0.25%	Monthly	GSCO	6/24/26	12,241,513	JPY	(3,654)
Yamami Company	1-Day TONAR - 6.75%	Monthly	GSCO	9/30/26	359,347	JPY	290
Yaskawa Electric Corp	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	6,939,746	JPY	(51,468)
YC Inox Co Ltd	1-Day FEDEF - 2.00%	Monthly	MSCO	7/02/26	44,745		5,645
Yidu Tech Inc	1-Day HONIA - 8.00%	Monthly	GSCO	6/25/26	1,341,023	HKD	13,807
YIT Corp.	Euro STR - 0.275%	Monthly	SEBA	11/08/30	43,270	EUR	(9,219)
Yokohama REIT Co Ltd	1-Day TONAR - 0.35%	Monthly	GSCO	6/24/26	13,143,309	JPY	(110,243)
Yondoshi Holdings Inc	1-Day TONAR - 0.35%	Monthly	GSCO	8/24/26	9,630,877	JPY	(2,427)
Ypsomed Holding AG	1-Day SARON - 0.35%	Monthly	JPHQ	7/17/26	172,617	CHF	(23,583)
Yuexiu Property Co. Ltd.	1-Day HONIA - 1.25%	Monthly	GSCO	5/31/27	119,481	HKD	(367)
Yuhan	1-Day FEDEF - 0.75%	Monthly	MSCO	6/24/26	132,459		34,863
Yutori Inc	1-Day TONAR - 7.75%	Monthly	GSCO	8/24/26	2,412,278	JPY	2,190
Zai Lab Limited	1-Day HONIA - 0.40%	Monthly	GSCO	8/18/26	623,735	HKD	12,324
Zensho Holdings Co. Ltd.	1-Day TONAR - 0.25%	Monthly	GSCO	3/12/27	11,877,320	JPY	8,617
Zhejiang Haers Vacuum Con	1-Day FEDEF - 14.68%	Monthly	MSCO	5/21/27	20,160		599
Zhejiang Jiuli Hi-Tech Me	1-Day FEDEF - 4.60%	Monthly	MSCO	5/07/27	17,758		3,637
Zhejiang Zhongjian Technology	1-Day FEDEF - 13.50%	Monthly	MSCO	5/21/27	19,749		938
Zhong Yang Technology Co	1-Day FEDEF - 10.625%	Monthly	MSCO	6/24/26	37,087		7,653
Zhongan Online P & C	1-Day HONIA - 8.50%	Monthly	GSCO	6/25/26	1,203,014	HKD	53,747
Zip Co Ltd Fpo	1-Day RBACR - 0.40%	Monthly	MSCO	6/24/26	218,421	AUD	36,183
							(8,310,855)
Total - Total Return Swap Contracts							$5,562,159

* In U.S. dollars unless otherwise indicated.
a The Fund receives the total return on the underlying instrument and pays a variable financing rate.
b Fair valued using significant unobservable inputs. See Note 12 regarding fair value investments.
c The Fund receives the variable financing rate and pays the total return on the underlying instrument.
d Notional value rounds to less than 1.
See Note 10 regarding other derivative information.
See Abbreviations on page 132.

112	Annual Report	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL STATEMENTS
Consolidated Statement of Assets and Liabilities
May 31, 2026
Franklin Alternative Strategies Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$494,980,770
Value - Unaffiliated issuers	$544,985,516
Cash	528,073
Foreign currency, at value (cost $9,882,707)	9,976,116
Receivables:
Investment securities sold	16,001,962
Capital shares sold	408
Dividends and interest	2,224,491
Deposits with brokers for:
Securities sold short	161,158,321
OTC derivative contracts	12,476,105
Futures contracts	11,779,740
Centrally cleared swap contracts	2,692,185
Due from brokers	13,647,256
Variation margin on futures contracts	480,067
Variation margin on centrally cleared swap contracts	25,064
OTC swap contracts (upfront payments $195,085)	124,519
Unrealized appreciation on OTC forward exchange contracts	1,075,370
Unrealized appreciation on OTC swap contracts	30,202,160
Total assets	807,377,353
Liabilities:
Payables:
Investment securities purchased	3,222,144
Capital shares redeemed	346
Management fees	672,485
Distribution fees	14,437
Trustees’ fees and expenses	5,403
Transfer agent fees	105,780
Due to brokers	9,828,038
OTC swap contracts (upfront receipts $432,108)	418,041
Options written, at value (premiums received $148,597)	88,618
Securities sold short, at value (proceeds $150,002,963)	176,792,672
Unrealized depreciation on OTC forward exchange contracts	1,108,290
Unrealized depreciation on OTC swap contracts	24,748,487
Unrealized depreciation on unfunded loan commitments (Note 9)	137,711
Accrued expenses and other liabilities	537,802
Total liabilities	217,680,254
Net assets, at value	$ 589,697,099
Net assets consist of:
Paid-in capital	$584,654,271
Total distributable earnings (loss)	5,042,828
Net assets, at value	$ 589,697,099

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL STATEMENTS
Consolidated Statement of Assets and Liabilities (continued)
May 31, 2026
Franklin Alternative Strategies Fund

Class A:
Net assets, at value	$55,329,057
Shares outstanding	4,768,555
Net asset value per share[a,b]	$11.60
Maximum offering price per share (net asset value per share ÷ 94.50%)[a]	$12.28
Class C:
Net assets, at value	$3,013,685
Shares outstanding	269,159
Net asset value and maximum offering price per share[a,b]	$11.20
Class R:
Net assets, at value	$310,201
Shares outstanding	26,638
Net asset value and maximum offering price per share[a]	$11.65
Class R6:
Net assets, at value	$ 147,563,638
Shares outstanding	12,608,856
Net asset value and maximum offering price per share[a]	$11.70
Advisor Class:
Net assets, at value	$ 383,480,518
Shares outstanding	32,778,393
Net asset value and maximum offering price per share[a]	$11.70

a Net asset value per share amount may not recalculate due to rounding.
b Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

114	Annual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL STATEMENTS
Consolidated Statement of Operations
for the year ended May 31, 2026
Franklin Alternative Strategies Fund

Investment income:
Dividends: (net of foreign taxes)*
Unaffiliated issuers	$6,795,403
Interest: (net of foreign taxes)~
Unaffiliated issuers	14,862,139
Income from securities loaned:
Unaffiliated entities (net of fees and rebates)	(50,317)
Non-controlled affiliates (Note 3f)	90,496
Total investment income	21,697,721
Expenses:
Management fees (Note 3a)	9,021,004
Distribution fees: (Note 3c)
Class A	140,506
Class C	37,993
Class R	1,421
Transfer agent fees: (Note 3e)
Class A	60,184
Class C	4,059
Class R	305
Class R6	20,536
Advisor Class	383,315
Custodian fees	157,332
Reports to shareholders fees	31,703
Registration and filing fees	85,297
Professional fees	655,188
Trustees’ fees and expenses	237,391
Dividends on securities sold short	725,504
Interest on securities sold short	1,652,421
Other	109,142
Total expenses	13,323,301
Expenses waived/paid by affiliates (Note 3f and 3g)	(1,775,710)
Net expenses	11,547,591
Net investment income	10,150,130
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	45,595,299
Written options	829,778
Foreign currency transactions	(92,055)
Forward exchange contracts	(1,529,307)
Futures contracts	11,436,650
Securities sold short	(28,928,454)
Swap contracts	3,585,981
Net realized gain (loss)	30,897,892
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	43,977,504
Written options	20,990
Translation of other assets and liabilities denominated in foreign currencies	36,095
Forward exchange contracts	1,773,991
Futures contracts	5,208,934
Securities sold short	(30,221,240)
Swap contracts	5,489
Unfunded loan commitments (Note 9)	(90,162)
Net change in unrealized appreciation (depreciation)	20,711,601
Net realized and unrealized gain (loss)	51,609,493
Net increase (decrease) in net assets resulting from operations	$61,759,623
* Foreign taxes withheld on dividends	$18,756
~Foreign taxes withheld on interest	$17,855

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
CONSOLIDATED FINANCIAL STATEMENTS
Consolidated Statements of Changes in Net Assets
Franklin Alternative Strategies Fund

	Year Ended May 31,
	2026	2025
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$10,150,130	$15,981,920
Net realized gain (loss)	30,897,892	40,461,214
Net change in unrealized appreciation (depreciation)	20,711,601	(23,398,695)
Net increase (decrease) in net assets resulting from operations	61,759,623	33,044,439
Distributions to shareholders:
Class A	(3,588,221)	(6,134,800)
Class C	(206,773)	(637,709)
Class R	(17,584)	(34,770)
Class R6	(7,370,275)	(14,026,917)
Advisor Class	(23,812,005)	(38,251,573)
Total distributions to shareholders	(34,994,858)	(59,085,769)
Capital share transactions: (Note 2)
Class A	(3,977,383)	(3,983,668)
Class C	(2,113,817)	(2,708,243)
Class R	(146,859)	110,339
Class R6	27,976,157	(4,679,920)
Advisor Class	20,086,079	(76,258,964)
Total capital share transactions	41,824,177	(87,520,456)
Net increase (decrease) in net assets	68,588,942	(113,561,786)
Net assets:
Beginning of year	521,108,157	634,669,943
End of year	$ 589,697,099	$521,108,157

116	Annual Report | The accompanying notes are an integral part of these consolidated financial statements.	franklintempleton.com

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
Notes to Consolidated Financial Statements
Franklin Alternative Strategies Fund
1. Organization and Significant Accounting Policies
Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Alternative Strategies Fund (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class C, Class R, Class R6 and Advisor Class. Class C shares automatically convert to Class A shares on a monthly basis, after they have been held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Effective January 30, 2026, K2 Alternative Strategies Fund was renamed Franklin Alternative Strategies Fund.
The following summarizes the Fund’s significant accounting policies.
a. Financial Instrument Valuation
The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio

franklintempleton.com	Annual Report	117

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Franklin Alternative Strategies Fund (continued)
1. Organization and Significant Accounting Policies (continued)
a. Financial Instrument Valuation (continued)
securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund’s portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At May 31, 2026, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as “market level fair value”). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.
Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.
c. Securities Purchased on a When-Issued, Forward Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued, forward commitment or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Consolidated Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Consolidated Statement of Operations.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Franklin Alternative Strategies Fund (continued)
1. Organization and Significant Accounting Policies (continued)
d. Derivative Financial Instruments (continued)
and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the applicable thresholds, subject to minimum transfer amounts. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to commodity price, interest rate, equity price, and foreign exchange rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities. Futures contracts outstanding at period end, if any, are listed in the Fund’s Consolidated Schedule of Investments.
The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. Forward exchange contracts outstanding at period end, if any, are listed in the Fund’s Consolidated Schedule of Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts are reflected in the Consolidated Statement of Assets and Liabilities and represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Consolidated Statement of Operations, if any. Credit default swap contracts outstanding at period end, if any, are listed in the Fund’s Consolidated Schedule of Investments.
The Fund entered into OTC cross-currency swap contracts primarily to manage and/or gain exposure to certain foreign currencies. A cross-currency swap is an agreement between the Fund and a counterparty to exchange cash flows (determined using either a fixed or floating rate) based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the opening of the contract. Cross-currency swaps may require the exchange of notional amounts at the opening and/or closing of the contract. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are realized. Any upfront payments and receipts are reflected in the Consolidated Statement of Assets and Liabilities and represent compensating factors between stated terms of the cross-currency swap contract and prevailing market conditions (interest rate spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss in the Consolidated Statement of Operations, if any. Cross-currency swap contracts outstanding at period end, if any, are listed in the Fund’s Consolidated Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage and/or gain exposure to interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Consolidated Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Franklin Alternative Strategies Fund (continued)
1. Organization and Significant Accounting Policies (continued)
d. Derivative Financial Instruments (continued)
recorded as unrealized appreciation or depreciation until the payments are made, at which time they are realized. Interest rate swap contracts outstanding at period end, if any, are listed in the Fund’s Consolidated Schedule of Investments.
The Fund entered into OTC total return swap contracts primarily to manage and/or gain exposure to interest rate, foreign exchange rate, and equity price risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss. Total return swap contracts outstanding at period end, if any, are listed in the Fund’s Consolidated Schedule of Investments.
The Fund purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to foreign exchange rate and equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss. Option contracts outstanding at period end, if any, are listed in the Fund’s Consolidated Schedule of Investments.
See Note 10 regarding other derivative information.
e. Securities Sold Short
The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current fair value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale to the extent necessary to meet margin requirements until the short position is closed out. A deposit must also be maintained with the Fund’s custodian/counterparty broker consisting of cash and/or securities having a value equal to a specified percentage of the value of the securities sold short. The Fund may receive income from the investment of cash collateral. The Fund is obligated to pay fees for borrowing the securities sold short and is required to pay the counterparty any dividends and/or interest due on securities sold short. Such dividends and/or interest and any security borrowing fees are recorded as an expense to the Fund.
f. Securities Lending
The Fund participates in an agency based securities lending program to earn additional income. The Fund receives collateral in the form of cash and/or U.S. Government and Agency securities against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the Fund. The Fund may receive income from the investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third party vendor, is reported separately in the Consolidated Statement of Operations. The Fund bears the market risk with respect to any cash collateral investment, securities loaned, and the risk that the agent may default on its obligation to the Fund. If the borrower defaults on its obligations to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund‘s Consolidated Schedule of Investments.
g. Investments in K2 Holdings Investment Corp.
(K2 Subsidiary)
The Fund invests in certain financial instruments and commodity-linked derivative investments through its investment in the K2 Subsidiary. The K2 Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At May 31, 2026, the K2 Subsidiary’s investments, as well as any other assets and liabilities of the K2 Subsidiary, are reflected in the Fund’s Consolidated Schedule of Investments and Consolidated Statement of Assets and Liabilities. All intercompany transactions and balances have been eliminated. For tax purposes, the Fund is required to increase its taxable income by its share of the K2 Subsidiary’s income. Net losses incurred by the K2 Subsidiary cannot offset income earned by the Fund and cannot be carried back or forward by the K2 Subsidiary to offset income from prior or future years. At May 31, 2026, the net assets of the K2 Subsidiary were

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Franklin Alternative Strategies Fund (continued)
1. Organization and Significant Accounting Policies (continued)
g. Investments in K2 Holdings Investment Corp.
(K2 Subsidiary) (continued)
$72,161,425 representing 12.2% of the Fund’s consolidated net assets. The Fund’s investment in the K2 Subsidiary is limited to 25% of consolidated assets.
h. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the Secured Overnight Financing Rate (SOFR). Senior secured corporate loans often require prepayment of principal from excess cash flows, at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.
i. Income and Deferred Taxes
It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. In some cases, the Fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as a dividend receivable in the Consolidated Statement of Assets and Liabilities and dividend income in the Consolidated Statement of Operations. In many cases, however, the Fund may not receive such amounts for an extended period of time, depending on the country of investment. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of May 31, 2026, the Fund has determined that no tax liability is required in its consolidated financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
j. Security Transactions, Investment Income, Expenses and Distributions
Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income (including interest income from payment in-kind securities, if any) and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded as an adjustment to interest income. The Fund may receive other income from investments in senior secured corporate loans or unfunded commitments, including amendment fees, consent fees or commitment fees. These fees are recorded as income when received by the Fund. Facility fees are recognized as income over the expected term of the loan. Dividend income and dividends declared on securities sold short are recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.
k. Accounting Estimates
The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
l. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Franklin Alternative Strategies Fund (continued)
2. Shares of Beneficial Interest
At May 31, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Year Ended May 31,
	2026		2025
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold[a]	513,099	$5,860,183	608,387	$6,870,172
Shares issued in reinvestment of distributions	304,142	3,357,726	523,561	5,701,580
Shares redeemed	(1,158,055)	(13,195,292)	(1,447,837)	(16,555,420)
Net increase (decrease)	(340,814)	$(3,977,383)	(315,889)	$(3,983,668)
Class C Shares:
Shares sold	25,772	$287,218	15,673	$170,732
Shares issued in reinvestment of distributions	18,345	195,929	53,738	565,862
Shares redeemed[a]	(236,791)	(2,596,964)	(313,711)	(3,444,837)
Net increase (decrease)	(192,674)	$(2,113,817)	(244,300)	$(2,708,243)
Class R Shares:
Shares sold	6,717	$78,419	20,823	$230,741
Shares issued in reinvestment of distributions	1,585	17,584	3,172	34,770
Shares redeemed	(21,463)	(242,862)	(13,853)	(155,172)
Net increase (decrease)	(13,161)	$(146,859)	10,142	$110,339
Class R6 Shares:
Shares sold	3,748,544	$43,585,555	7,697,487	$91,462,413
Shares issued in reinvestment of distributions	661,866	7,359,953	1,270,740	13,940,018
Shares redeemed	(2,009,295)	(22,969,351)	(9,321,314)	(110,082,351)
Net increase (decrease)	2,401,115	$27,976,157	(353,087)	$(4,679,920)
Advisor Class Shares:
Shares sold	7,294,873	$83,747,852	5,686,022	$63,924,437
Shares issued in reinvestment of distributions	1,669,282	18,562,415	2,587,731	28,361,533
Shares redeemed	(7,189,391)	(82,224,188)	(14,595,218)	(168,544,934)
Net increase (decrease)	1,774,764	$20,086,079	(6,321,465)	$(76,258,964)

aMay include a portion of Class C shares that were automatically converted to Class A.
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
K2/D&S Management Co., L.L.C. (K2 Advisors)*	Investment manager
Franklin Advisers, Inc. (Advisers)*	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Distributors, LLC (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

* Effective January 1, 2026, the Fund’s investment management responsibilities were transferred from K2 Advisors to Advisers.
a. Management Fees
The Fund and K2 Subsidiary pay an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund and K2 Subsidiary as follows:

Annualized Fee Rate	Net Assets
1.70%	Up to and including $1 billion
1.65%	Over $1 billion, up to and including $1.5 billion
1.60%	Over $1.5 billion, up to and including $3 billion
1.55%	In excess of $3 billion

For the year ended May 31, 2026, the gross effective management fee rate was 1.70% of the Fund’s average daily net assets.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Franklin Alternative Strategies Fund (continued)
3. Transactions with Affiliates (continued)
a. Management Fees (continued)
Management fees paid by the Fund are reduced on assets invested in the K2 Subsidiary, in an amount equal to the management fees paid by the K2 Subsidiary.
Prior to January 1, 2026, the Fund and K2 Subsidiary paid an investment management fee to K2 Advisors.
Under each subadvisory agreement, the below entities provide subadvisory services to the Fund or K2 Subsidiary. The subadvisory fees are paid by Advisers and are not an additional expense of the Fund or K2 Subsidiary. Prior to January 1, 2026 the subadvisory fees were paid by K2 Advisors. Each subadvisor is compensated for managing its respective portion of the average daily net assets of the Fund or K2 Subsidiary.

Subadvisors
ActusRayPartners Limited
Apollo Credit Management LLC
Bardin Hill Arbitrage IC Management LPa
Birnam Oak Advisors, LPb
Capital Fund Management S.A.
Electron Capital Partners, LLC
Franklin Advisers, Inc.[c]
Graham Capital Management, L.P.
Jennison Associates, LLC
Lazard Asset Management, LLC
RBC Global Asset Management (U.S.) Inc.
RBC Global Asset Management (UK) Limited

a Effective September 19, 2025, the subadvisory agreement was terminated.
b Effective May 11, 2026, the subadvisory agreement was entered into.
c An affiliate of K2 Advisors. Effective January 1, 2026, the subadvisory agreement was terminated.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund and K2 Subsidiary. The fee is paid by Advisers based on the Fund’s and K2 Subsidiary’s average daily net assets, and is not an additional expense of the Fund or K2 Subsidiary. Prior to January 1, 2026, the fees were paid by K2 Advisors.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.30%
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Franklin Alternative Strategies Fund (continued)
3. Transactions with Affiliates (continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$1,626
CDSC retained	$529

e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended May 31, 2026, the Fund paid transfer agent fees as noted in the Consolidated Statement of Operations, of which $123,195 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended May 31, 2026, the Fund held investments in affiliated management investment companies as follows:

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Year	Income from Securities Loaned
Non-Controlled Affiliates
Franklin Institutional U.S. Government Money Market Fund, 3.58%	$2,829,000	$66,316,000	$(69,145,000)	$ —	$ —	$ —	$ —	$90,496

g. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses, expenses related to securities sold short and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations and liquidations) for each class of the Fund do not exceed 1.70% based on the average net assets of each class until September 30, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end. Prior to January 1, 2026, the fees were waived by K2 Advisors.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until September 30, 2026.
4. Income Taxes
The tax character of distributions paid during the years ended May 31, 2026 and 2025, was as follows:

	2026	2025
Distributions paid from:
Ordinary income	$29,094,097	$ 59,085,769
Long term capital gain	5,900,761	—
Total distributions paid	$34,994,858	$ 59,085,769

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Franklin Alternative Strategies Fund (continued)
4. Income Taxes (continued)
At May 31, 2026, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gain for income tax purposes were as follows:

Cost of investments	$412,575,088
Unrealized appreciation	$48,559,748
Unrealized depreciation	(84,622,086)
Net unrealized appreciation (depreciation)	$(36,062,338)
Distributable earnings Undistributed ordinary income	$23,296,192
Undistributed long term capital gain	14,462,937
Total distributable earnings	$37,759,129

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of derivative financial instruments, passive foreign investment companies, foreign currency transactions, wash sales, and investments in the K2 Subsidiary.
The Fund utilized a tax accounting practice to treat a portion of the proceeds from the capital shares redeemed as a distribution from realized capital gains.
5. Investment Transactions
Purchases and sales of investments and securities sold short (excluding short term securities) for the year ended May 31, 2026, aggregated $1,162,455,944 and $1,162,701,790, respectively.
6. Credit Risk and Defaulted Securities
At May 31, 2026, the Fund had 25.8% of its portfolio invested in high yield, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and could be or are already involved in financial restructuring or bankruptcy. Risks associated with purchasing these securities include the possibility that the bankruptcy or other restructuring process takes longer than expected, or that distributions in restructuring are less than anticipated, either or both of which may result in unfavorable consequences to the Fund. If it becomes probable that the income on debt securities, including those of distressed companies, will not be collected, the Fund discontinues accruing income and recognizes an adjustment for uncollectible interest.
At May 31, 2026, the aggregate long value of distressed company securities for which interest recognition has been discontinued was $4,291,759, representing 0.7% of the Fund’s net assets. For information as to specific securities, see the accompanying Consolidated Schedule of Investments.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities. Ongoing or threatened military conflicts throughout the world may cause significant market disruptions and volatility. The hostilities and sanctions resulting from those conflicts may also have a significant impact on certain investments of the Fund as well as the Fund’s performance and liquidity.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Franklin Alternative Strategies Fund (continued)
7. Concentration of Risk (continued)
impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at May 31, 2026.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the Fund’s returns and net asset value.
8. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At May 31, 2026, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:

Principal Amount	Issuer	Acquisition Date	Cost	Value
364,401	Atlas Security Products, senior note, A, zero cpn., 2/08/27	9/01/25	$334,222	$ 349,692
364,401	Atlas Security Products, senior note, B, zero cpn., 2/08/28	9/01/25	320,371	329,862
364,401	Atlas Security Products, senior note, C, zero cpn., 2/08/29	9/01/25	314,115	310,131
Total Restricted Securities (Value is 0.2% of Net Assets)			$968,708	$989,685

9. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Consolidated Statement of Assets and Liabilities and the Consolidated Statement of Operations. Funded portions of credit agreements are presented in the Consolidated Schedule of Investments.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Franklin Alternative Strategies Fund (continued)
9. Unfunded Loan Commitments (continued)
At May 31, 2026, unfunded commitments were as follows:

Borrower	Unfunded Commitment
Altice USA Inc., 2022 Extended Revolving Credit Loan	$415,098
Athenahealth Group Inc., Term Loan B	68,889
Cloud Software Group, Tenth Amendment Tranche B-2 Term Loan	36,811
Databricks Inc., 2026 Delayed Draw Term Loan	91,517
Dawn Bidco LLC, Initial Term Loan (First Lien)	18,463
DS Admiral Bidco LLC, Initial Term Loan	40,000
Ellucian Holdings, Initial Term Loan	46,042
Epicor Software, Term F Loan	69,062
First Brands Group LLC, 2021 First Lien	100,688
Gulfside Supply, Initial Term Loan	297,200
Howden Group, 2025-2 Dollar Refinancing Term Loan	82,000
Hub International 2025, Incremental Term Loan	92,044
ION Platform Finance, Nigeria OMO Bill	124,627
Javelin Buyer, Inc., First Amendment Term Loan	92,085
LBM Acquisition LLC, Incremental Term Loan	45,315
LBM Acquisition LLC, Amendment No. 4 Refinancing Term Loan (First Lien)	22,593
Ligado Networks LLC, 2024-1 Refinancing Term Loan	91,714
Project Ruby Ultimate Parent, Incremental Term B-5 Loan	138,129
SonicWall, 2023 First Lien	61,438
UKG Inc., 2024 Refinancing Term Loan	73,761
$2,007,476

10. Other Derivative Information
At May 31, 2026, the investments in derivative contracts are reflected in the Consolidated Statement of Assets and Liabilities as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Asset Derivatives		Liability Derivatives
	Consolidated Statement of Assets and Liabilities Location	Fair Value	Consolidated Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Variation margin on futures contracts	$1,791,256[a]	Variation margin on futures contracts	$665,296[a]
	Unrealized appreciation on OTC swap contracts	58,516	Unrealized depreciation on OTC swap contracts	23,419
	Variation margin on centrally cleared swap contracts	154,337[a]	Variation margin on centrally cleared swap contracts	631,178[a]
Foreign exchange contracts	Investments in securities, at value	58,262[b]
	Variation margin on futures contracts	669,974[a]	Variation margin on futures contracts	317,492[a]
	Unrealized appreciation on OTC swap contracts	123,170	Unrealized depreciation on OTC swap contracts	85,400
	Unrealized appreciation on OTC forward exchange contracts	1,075,370	Unrealized depreciation on OTC forward exchange contracts	1,108,290
Credit contracts	Variation margin on centrally cleared swap contracts	547,775[a]	Variation margin on centrally cleared swap contracts	614,644[a]
	OTC swap contracts (upfront payments)	124,519	OTC swap contracts (upfront receipts)	418,041
	Unrealized appreciation on OTC swap contracts	7,315	Unrealized depreciation on OTC swap contracts	150,898
Equity contracts	Investments in securities, at value	118,857[b]	Options written, at value	88,618
	Variation margin on futures contracts	10,835,587[a]	Variation margin on futures contracts	4,842,607[a]
	Unrealized appreciation on OTC swap contracts	30,013,159	Unrealized depreciation on OTC swap contracts	24,488,770
Commodity contracts	Variation margin on futures contracts	604,148[a]	Variation margin on futures contracts	1,286,764[a]
Totals		$46,182,245		$34,721,417

a This amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Consolidated Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Consolidated Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b Purchased option contracts are included in investments in securities, at value in the Consolidated Statement of Assets and Liabilities.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Franklin Alternative Strategies Fund (continued)
10. Other Derivative Information (continued)
For the year ended May 31, 2026, the effect of derivative contracts in the Consolidated Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Consolidated Statement of Operations Location	Net Realized Gain (Loss) for the Year	Consolidated Statement of Operations Location	Net Change in Unrealized Appreciation (Depreciation) for the Year
	Net realized gain (loss) from:		Net change in unrealized appreciation (depreciation) on:
Interest rate contracts	Futures contracts	$(1,442,661)	Futures contracts	$949,625
	Swap contracts	(832,731)	Swap contracts	(691,785)
Foreign exchange contracts	Investments	3,955[a]	Investments	(16,189)[a]
	Forward exchange contracts	(1,529,307)	Forward exchange contracts	1,773,991
	Futures contracts	(2,099,277)	Futures contracts	575,839
	Swap contracts	(154,093)	Swap contracts	99,860
Credit contracts	Swap contracts	(600,352)	Swap contracts	(15,537)
Equity contracts	Investments	1,498,858[a]	Investments	49,912[a]
	Written options	829,778	Written options	20,990
	Futures contracts	7,850,465	Futures contracts	4,793,655
	Swap contracts	5,173,157	Swap contracts	612,951
Commodity contracts	Futures contracts	7,128,123	Futures contracts	(1,110,185)
Totals		$15,825,915		$7,043,127

a Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Consolidated Statement of Operations.
For the year ended May 31, 2026, the average month end notional amount of futures contracts and swap contracts represented $775,255,137 and $528,044,711, respectively. The average month end fair value of options was $393,272. The average month end contract value of forward exchange contracts was $167,167,413.
At May 31, 2026, OTC derivative assets and liabilities are as follows:

	Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
	Assets[a]	Liabilities[a]
Derivatives
Forward Exchange Contracts	$1,075,370	$1,108,290
Options Purchased[b]	58,262	—
Swap Contracts	30,326,679	25,166,528
Total	$31,460,311	$26,274,818

a Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.
b Purchased option contracts are included in investments in securities, at value in the Consolidated Statement of Assets and Liabilities.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Franklin Alternative Strategies Fund (continued)
10. Other Derivative Information (continued)
At May 31, 2026, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:

	Gross Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Amounts Not Offset in the Consolidated Statement of Assets and Liabilities			Net Amount (Not less than zero)
		Financial Instruments Available for Offset	Financial Instruments Collateral Received	Cash Collateral Received
Counterparty
BNPP	$240,779	$(83,954)	$ —	$ —	$156,825
BNYM	1,138	(755)	—	—	383
BZWS	53,256	(53,256)	—	—	—
CITI	62,402	(62,402)	—	—	—
DBAB	54,867	(54,867)	—	—	—
GSCO	5,045,601	(5,045,601)	—	—	—
JPHQ	6,218,955	(4,555,638)	—	—	1,663,317
JPHQ[a]	332,091	—	—	—	332,091
MSCO	9,051,039	(9,051,039)	—	—	—
MSCO[a]	—	—	—	—	—
MSCO[b]	649,150	(66,131)	—	—	583,019
MSCS	5,666,829	(3,542,408)	—	—	2,124,421
SEBA	4,084,204	(2,091,377)	—	—	1,992,827
Total	$31,460,311	$(24,607,428)	$—	$—	$6,852,883

At May 31, 2026, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:

	Gross Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities	Amounts Not Offset in the Consolidated Statement of Assets and Liabilities			Net Amount (Not less than zero)
		Financial Instruments Available for Offset	Financial Instruments Collateral Pledged[c]	Cash Collateral Pledged[c]
Counterparty
BNPP	$83,954	$(83,954)	$—	$—	$—
BNYM	755	(755)	—	—	—
BZWS	358,713	(53,256)	(279,000)	—	26,457
CITI	128,407	(62,402)	(66,005)	—	—
DBAB	396,449	(54,867)	(341,582)	—	—
GSCO	5,111,185	(5,045,601)	(65,584)	—	—
JPHQ	4,555,638	(4,555,638)	—	—	—
JPHQ[a]	246,847	—	—	—	246,847
MSCO	9,666,750	(9,051,039)	—	—	615,711
MSCO[a]	26,204	—	—	—	26,204
MSCO[b]	66,131	(66,131)	—	—	—
MSCS	3,542,408	(3,542,408)	—	—	—
SEBA	2,091,377	(2,091,377)	—	—	—
Total	$26,274,818	$(24,607,428)	$(752,171)	$—	$915,219

a Represents derivatives not subject to an ISDA master agreement.
b Represents derivatives owned by the K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 1(g).
c In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
See Note 1(d) regarding derivative financial instruments.
See Abbreviations on page 132.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Franklin Alternative Strategies Fund (continued)
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the year ended May 31, 2026, the Fund did not use the Global Credit Facility.
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2026, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Equity Investments[b]	$152,996,337	$10,747,723	$66,674[c]	$163,810,734
Convertible Bonds	—	117,759,800	—	117,759,800
Convertible Bonds in Reorganization	—	19,104	—	19,104
Corporate Bonds and Notes	—	21,691,031	2,910,198	24,601,229
Corporate Bonds and Notes in Reorganization	—	647,713	—	647,713
Senior Floating Rate Interests	—	3,509,146	2,214,220	5,723,366
Foreign Government and Agency Securities	—	32,595,822	—	32,595,822
Foreign Government and Agency Securities in Reorganization	—	3,624,942	—	3,624,942
U.S. Government and Agency Securities	—	15,900,651	—	15,900,651
Options Purchased	118,857	58,262	—	177,119
Short Term Investments	103,895,826	76,229,210	—	180,125,036
Total Investments in Securities	$257,011,020	$282,783,404[d]	$5,191,092	$544,985,516
Other Financial Instruments:
Futures Contracts	$13,900,965	$—	$—	$13,900,965
Forward Exchange Contracts	—	1,075,370	—	1,075,370
Swap Contracts	—	30,904,272	—	30,904,272
Total Other Financial Instruments	$13,900,965	$31,979,642	$—	$45,880,607
Liabilities:
Other Financial Instruments:
Options Written	$88,618	$—	$—	$88,618
Securities Sold Short[a]	133,499,348	43,293,324[e]	—	176,792,672
Futures Contracts	7,112,159	—	—	7,112,159
Forward Exchange Contracts	—	1,108,290	—	1,108,290
Swap Contracts	—	25,994,309	—[c]	25,994,309
Unfunded Loan Commitments	—	125,788	11,923	137,711
Total Other Financial Instruments	$140,700,125	$70,521,711	$11,923	$211,233,759

a For detailed categories, see the accompanying Consolidated Schedule of Investments.
b Includes common stocks, exchange traded funds, as well as other equity interests.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Franklin Alternative Strategies Fund (continued)
12. Fair Value Measurements (continued)
c Includes financial instruments determined to have no value.
d Includes foreign securities valued at $10,076,093, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument Valuation note for more information.
e Includes foreign securities valued at $3,657,232, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument Valuation note for more information.
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
13. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the consolidated financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Consolidated Statement of Assets and Liabilities and the Consolidated Statement of Operations, along with the related notes to the consolidated financial statements. The Consolidated Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Consolidated Financial Highlights.
14. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure.

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Franklin Alternative Strategies Fund (continued)
Abbreviations

Counterparty		Currency		Selected Portfolio
BNPP	BNP Paribas	AUD	Australian Dollar	ADR	American Depositary Receipt
BNYM	The Bank of New York Mellon Corp.	BRL	Brazilian Real	ASX	Australian Securities Exchange
BZWS	Barclays Bank PLC	CAD	Canadian Dollar	BOBL	Bundesobligation
CITI	Citigroup, NA	CHF	Swiss Franc	BRLCDI	Brazil Cetip Di Interbank Deposit Rate
DBAB	Deutsche Bank, AG	CNY	Chinese Yuan	BUBOR	Budapest Interbank Offered Rate
GSCO	Goldman Sachs International	COP	Colombian Peso	CAC	Cotation Assistee en Continu
JPHQ	JP Morgan Chase Bank, NA	CZK	Czech Koruna	CBOE	Chicago Board Options Exchange
MSCO	Morgan Stanley & Co. LLC	DKK	Danish Krone	CMT	Constant Maturity Treasury Index
MSCS	Morgan Stanley Capital Services LLC	DOP	Dominican Peso	CIBOR	Copenhagen Interbank Offered Rate
SEBA	Skandinaviska Enskilda Banken AB	EUR	Euro	COF	Cost of Funds Index
		GBP	British Pound	COLIBOR	Colombia Overnight Interbank Rate
Index		HKD	Hong Kong Dollar	CORRA	Canadian Overnight Repo Rate Average
CDX.EM	CDX Emerging Markets Index	HUF	Hungarian Forint	DAX	Deutscher Aktienindex
CDX.NA.HY	CDX North America High Yield Index	ILS	New Israeli Shekel	DJIA	Dow Jones Industrial Average
CDX.NA.IG	CDX North America Investment Grade Index	INR	Indian Rupee	ECX	European Climate Exchange
ITRAXX.EUR	iTraxx Europe Index	JPY	Japanese Yen	EONIA	Euro OverNight Index Average
ITRAXX.EUR.XOVER	iTraxx Europe Crossover Index	KZT	Kazakhstani Tenge	ETF	Exchange Traded Fund
		MXN	Mexican Peso	EURIBOR	Euro Interbank Offered Rate
The following reference rates, and their values as of year end,		NGN	Nigerian Naira	Euro STR	Euro Area Euro Short Term Rate
are used for security description:		NOK	Norwegian Krone	FEDEF	Federal Funds Effective Rate
		NZD	New Zealand Dollar	FRN	Floating Rate Note
Reference Index	Reference Rate	PEN	Peruvian Nuevo Sol	FTSE	Financial Times Stock Exchange
1-Day COF	3.469%	PYG	Paraguayan Guarani	HIBOR	Hong Kong Interbank Offered Rate
1-Day EONIA	1.930	SEK	Swedish Krona	HONIA	Hong Kong Overnight Index Average
1-Day FEDEF	3.620	SGD	Singapore Dollar	IBEX	Iberian Index
1-Day HONIA	2.720	TRY	Turkish Lira	ICE	Intercontinental Exchange
1-Day NZOCR	2.250	USD	United States Dollar	JIBAR	Johannesburg Interbank Agreed Rate
1-Day RBACR	4.600	ZAR	South African Rand	JSE	Johannesburg Stock Exchange Index
1-Day SABOR	6.887			MIB	Milano Italia Borsa
1-Day SARON	(0.056)			MIBOR	Mumbai Interbank Offered Rate
1-Day SONIA	3.730			MSCI	Morgan Stanley Capital International
1-Day SORA	0.870			NIBOR	Norwegian Interbank Offered Rate
1-Day TONAR	0.727			NZOCR	Reserve Bank of New Zealand Cash Rate
1-Month EURIBOR	1.983			OAT	Obligation Assumable by the Treasurer
1-Month SOFR	3.592			PIK	Payment In-Kind
1-Week CIBOR	1.810			RBACR	Reserve Bank of Australia’s Cash Rate
1-Week NIBOR	4.290			REIT	Real Estate Investment Trust
1-Week STIBOR	1.770			SABOR	South African Benchmark Overnight Rate
3-Month JIBAR	6.983			SORA	Singapore Overnight Rate Average
3-Month SOFR	3.657			SARON	Swiss Average Rate Overnight
6-Month BUBOR	5.920			SOFR	Secured Overnight Financing Rate
Banxico Mexico 1 Month Rate	6.500			SONIA	Sterling Overnight Index Average
BRLCDI	14.400			SPDR	Standard & Poor’s Depositary Receipt
China 7-Day Repo	1.388			SPI	Swiss Performance Index
COLIBOR	10.544			STIBOR	Stockholm Interbank Offered Rate
Euro STR	1.930			STR	Short Term Rate
EURIBOR	1.930			TLREF	Turkish Lira Overnight Reference Rate
HIBOR	2.609			TONAR	Tokyo Overnight Average Rate
HONIA	3.023			TOPIX	Tokyo Price Index
MIBOR	5.520			TSX	Toronto Stock Exchange
SOFR	3.630
TLREF	39.996
TONAR	0.727
US 5-Year CMT T-Note	4.142

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Franklin Alternative Strategies Funds:
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities of Franklin Alternative Strategies Funds (the “Trust”) (comprising Franklin Alternative Strategies Fund (formerly known as K2 Alternative Strategies Fund) (the “Fund”)), including the consolidated schedule of investments, as of May 31, 2026, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, the consolidated financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Fund comprising Franklin Alternative Strategies Funds at May 31, 2026, the consolidated results of its operations for the year then ended, the consolidated changes in its net assets for each of the two years in the period then ended and its consolidated financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Franklin investment companies since 1987.
Boston, Massachusetts
July 24, 2026

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Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended May 31, 2026:

	Pursuant to:	Amount Reported
Dividends Received Deduction (DRD)	§854(b)(1)(A)	$668,934
Qualified Dividend Income (QDI)	§854(b)(1)(B)	744,221
Short-Term Capital Gain Dividends	§871(k)(2)(C)	15,093,716
Long-Term Capital Gain Dividends	§852(b)(3)(C)	6,632,081

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Changes In and Disagreements with AccountantsFor the period covered by this report.
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report.
Not applicable.
Renumeration Paid to Directors, Officers and OthersFor the period covered by this report.
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Investment Management Agreements For the period covered by this report.
and Sub-Advisory Agreements (unaudited)

BOARD APPROVAL OF SUB-ADVISORY AGREEMENT
FRANKLIN ALTERNATIVE STRATEGIES FUND (THE “FUND”)
The Board of Trustees (Board) of Franklin Alternative Strategies Funds (the Trust), including a majority of trustees that are not “interested persons” as such term is defined in section 2(a)(19) of the Investment Company Act of 1940 (hereinafter referred to as “independent trustees”), at a meeting held on February 24, 2026, unanimously approved the sub-advisory agreement (the “New Sub-Advisory Agreement”) with Birnam Oak Advisors, LP (“Sub-Advisor”).
In approving the New Sub-Advisory Agreement, the Board, including the independent trustees, determined that fees to be paid under the New Sub-Advisory Agreement were fair and reasonable and that approval of the New Sub-Advisory Agreement was in the best interests of the Fund and its shareholders. As part of the approval process, the trustees considered the process undertaken and information provided during their consideration and approval on May 28, 2025 of the investment management agreement between Franklin Advisers, Inc., the Fund’s investment manager (“FAV”), and the Trust, on behalf of the Fund, and the sub-advisory agreements between FAV and the Fund’s existing sub-advisors.
In making the foregoing approvals, the independent trustees received assistance and advice from their independent counsel and, in addition to the materials provided at prior meetings, considered various materials related to the New Sub-Advisory Agreement including: (1) a copy of the proposed form of New Sub-Advisory Agreement for the Sub-Advisor; (2) information describing the nature, quality and extent of services that the Sub-Advisor would provide to the Fund, and the proposed sub-advisory fees payable to the Sub-Advisor; (3) a report from FAV on the diligence conducted on the Sub-Advisor and the reasons for recommending the Sub-Advisor as a sub-advisor for the Fund, including, but not limited to, the Sub-Advisor’s background, experience, personnel, operations, policies, procedures and compliance functions and plans for the integration of such operations, policies, procedures and compliance functions with those of FAV; and (4) a report from the Fund’s Chief Compliance Officer regarding the Sub-Advisor’s compliance program and capabilities, including the Sub-Advisor’s policies and procedures in place to address potential conflicts of interest, and the diligence undertaken by the Fund’s Chief Compliance Officer with respect thereto.
The Board noted that the terms of the New Sub-Advisory Agreement were substantially similar to the terms of the sub-advisory agreements with the Fund’s existing sub-advisors.
The Board’s consideration of whether to approve the New Sub-Advisory Agreement on behalf of the Fund took into account several factors including, but not limited to, the following:  (1) the nature and quality of the services to be provided by the Sub-Advisor to the Fund under the New Sub-Advisory Agreement; (2) the Sub-Advisor’s experience as a manager of other accounts; (3) the Sub-Advisor’s strength and reputation within the industry; (4) the fairness of the compensation under the New Sub-Advisory Agreement; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of the Sub-Advisor; (6) profitability matters; (7) reports from FAV on the diligence conducted on the Sub-Advisor and the reasons for recommending the Sub-Advisor as a sub-advisor for the Fund, including, but not limited to, the Sub-Advisor’s background, experience, personnel, operations, policies, procedures and compliance functions and plans for the integration of such operations, policies, procedures and compliance functions with those of FAV; and (8) a report from the Trust’s Chief Compliance Officer regarding the Sub-Advisor’s compliance program and capabilities, including the Sub-Advisor’s policies and procedures in place to address potential conflicts of interest, and the diligence undertaken by the Trust’s Chief Compliance Officer with respect thereto.  Particular attention was given to the due diligence and risk management procedures of FAV with respect to selecting and overseeing sub-advisors of the Fund, as well as the Sub-Advisor’s risk management program and to derivatives and other complex instruments that are expected to be held by the Fund and how such instruments are expected to be used to pursue the Fund’s investment goal.
The following discussion relates to certain primary factors relevant to the Board’s decision to approve the New Sub-Advisory Agreement. This discussion of the information and factors considered by the Board (including the information and factors discussed above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board.  In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual trustees may have assigned different weights to various factors.

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NATURE, EXTENT AND QUALITY OF SERVICES. The trustees reviewed the nature, extent and quality of the services to be provided by the Sub-Advisor. In this regard, they reviewed the Fund’s investment goal and the Sub-Advisor’s proposed investment strategy, and the Sub-Advisor’s ability to implement such investment goal and/or investment strategy, including, but not limited to, the Sub-Advisor’s trading practices and investment decision processes.
With respect to the sub-advisory services to be provided by the Sub-Advisor, the Board noted the responsibilities that the Sub-Advisor would have with respect to the Fund’s assets to be allocated to it by FAV ( the “Sub-Advised Portion”), including, among others, implementing the investment strategies with respect to the Sub-Advised Portion and ensuring compliance with the investment strategies, policies, and limitations of the Sub-Advised Portion. The trustees considered the successful performance of the Sub-Advisor in managing other investment products with investment strategies similar to the investment strategies of the Sub-Advised Portion.
The trustees reviewed the portfolio management team at the Sub-Advisor that would be responsible for managing the Sub-Advised Portion, including the team’s performance, staffing, skills and compensation program. The trustees considered various other products, portfolios and entities that are advised by the Sub-Advisor, their relative fees and reasons for differences with respect thereto and any potential conflicts. The Board also considered a report from the Trust’s Chief Compliance Officer regarding the Sub-Advisor’s compliance program as such policies relate to the operations of the Fund. The Board considered the selection and due diligence process employed by FAV in proposing the Sub-Advisor as a sub-advisor to the Fund, including the due diligence undertaken with respect to the Sub-Advisor’s compliance capabilities, and efforts to integrate the Sub-Advisor’s operations, policies, procedures and compliance functions with those of FAV.
Based on their review, the trustees were satisfied with the nature and quality of the overall services to be provided by the Sub-Advisor to the Fund and its shareholders and were confident in the abilities of the Sub-Advisor to implement its proposed investment strategies, and to provide quality services to the Fund and its shareholders.
INVESTMENT PERFORMANCE. The Board noted that, as the Sub-Advisor had not provided any services to the Fund, there was no investment performance of the Sub-Advisor with respect to the Fund.  The Board considered the investment performance of the Sub-Advisor in managing other investment products with similar investment strategies to the investment strategies of the Sub-Advised Portion. The Board also considered the performance benchmarks for the Fund and how such benchmarks would be utilized to measure the performance of the Sub-Advisor in managing the Sub-Advised Portion.
COMPARATIVE EXPENSES AND PROFITABILITY. The Board considered the cost of the services to be provided by the Sub-Advisor.  The Board also noted that it could not evaluate the Sub-Advisor’s profitability with respect to the Fund since no assets had yet been allocated to the Sub-Advisor.
The Board noted that the sub-advisory fees would be paid by FAV to the Sub-Advisor and would not be additional fees to be borne by the Fund.  The Board also noted that the sub-advisory fees to be paid by FAV to the Sub-Advisor were the product of negotiations between FAV and the Sub-Advisor and the Board considered the allocation of the investment management fee charged to the Fund between FAV and the Sub-Advisor in light of the nature, extent and quality of the investment management services expected to be provided by FAV and the Sub-Advisor. The trustees considered various other products, portfolios and entities that are advised by the Sub-Advisor and the allocation of assets and expenses among and within them, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts.  The Board considered the extent to which the Sub-Advisor may derive ancillary benefits from the Fund’s operations.
With respect to the impact on FAV’s and its affiliates’ profitability as a result of hiring the Sub-Advisor as a sub-advisor to the Fund, the Board considered the following: (1) the fee waiver and expense limitation arrangements in effect, the amount of Fund expenses that were absorbed since the inception of the Fund by FAV through such arrangements, and the expected impact of the engagement of the Sub-Advisor on the amount of Fund expenses being waived by FAV, (2) the level of sub-advisory fees to be paid to the Sub-Advisor, and (3) FAV’s belief that hiring of the Sub-Advisor will not have any material impact on FAV’s profitability.
Based upon its consideration of all these factors, the Board determined that the sub-advisory fee structure for the Sub-Advisor was fair and reasonable.
ECONOMIES OF SCALE. The Board considered economies of scale that may be realized by the Sub-Advisor as the Fund grows larger and the extent to which such economies of scale may be shared with Fund shareholders, as for example, in the level of the sub-advisory fees charged, in the quality and efficiency of services rendered and in increased capital commitments benefiting the Fund directly or indirectly. The Board concluded that economies of scale were deemed not to be a significant factor at that time in light of, among other matters, the fee waiver and expense limitation arrangement in effect.
Conclusion
After consideration of the foregoing factors, and such other matters as were deemed relevant, and with no single factor being determinative to their decision, the trustees—including a majority of the independent trustees—with the assistance of independent counsel approved the New Sub-Advisory Agreement, including the fees payable thereunder, with the Sub-Advisor for the Fund.

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Board Approval of Investment Management Agreements
and Sub-Advisory Agreements
FRANKLIN ALTERNATIVE STRATEGIES FUNDS
Franklin Alternative Strategies Fund
(the “Fund”)
The Board of Trustees (the “Board”) of Franklin Alternative Strategies Funds (the “Trust”), including a majority of trustees that are not “interested persons” as such term is defined in section 2(a)(19) of the Investment Company Act of 1940 (hereinafter referred to as “independent trustees”), at an in person meeting held on May 18, 2026, unanimously approved the continuance of the Fund’s investment management agreement with Franklin Advisers, Inc. (“FAV”), and continuance of each sub-advisory agreement between FAV and each of the following sub-advisors (the “Sub-Advisors”):
ActusRayPartners Limited
Apollo Credit Management, LLC
Capital Fund Management S.A.
Electron Capital Partners, LLC
Graham Capital Management, L.P.
Jennison Associates LLC
Lazard Asset Management LLC
RBC Global Asset Management (UK) Limited
RBC Global Asset Management (U.S.) Inc.
Prior to a meeting of all of the trustees for the purpose of considering such continuance, the independent trustees participated in two other meetings held in connection with the renewal process. Throughout the process, the independent trustees received assistance and advice from and met separately with independent counsel. The independent trustees met with and interviewed officers of FAV and representatives of certain Sub-Advisors (including portfolio managers), the transfer agent and shareholder services group and the distributor. In approving the continuance of the investment management agreement and the continuance of the sub-advisory agreements for the Fund, the Board, including the independent trustees, determined that the investment management fee structure was fair and reasonable and that continuance of the agreements was in the best interests of the Fund and its shareholders.
In making the foregoing approvals, the Board considered various materials related to the investment management agreement and the sub-advisory agreements including: (1) a copy of the investment management agreement and sub-advisory agreements; (2) information describing the nature, quality and extent of services that FAV and each Sub-Advisor provided, and are expected to provide, to the Fund, and the investment management fees and sub-advisory fees payable to FAV and each Sub-Advisor; (3) reports from FAV on the continued diligence conducted on each Sub-Advisor and the reasons for recommending continuance of each of the sub-advisory agreements, including, but not limited to, each Sub-Advisor’s background, experience, personnel, operations, policies, procedures and compliance functions; and (4) a report from the Trust’s Chief Compliance Officer regarding FAV’s and each Sub-Advisor’s compliance program and capabilities, including policies and procedures in place to address potential conflicts of interest, and the diligence undertaken by the Trust’s Chief Compliance Officer with respect thereto. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (“FT”) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged FT’s regular updates to the Board on strategic initiatives, ongoing attention to the service level quality of third-party service providers, and ongoing efforts to modernize its mutual fund lineup, along with the impact on FT of team integrations and staff reductions.
The Board also took into account information furnished throughout the year at Board meetings, as well as information specifically requested and furnished for the renewal process, which culminated in the meetings referred to above for the specific purpose of considering such agreements. Information furnished throughout the year included, among others, reports on the Fund’s investment performance, expenses, portfolio composition, derivatives, portfolio turnover, Rule 12b-1 plan, distribution, shareholder servicing, legal and compliance matters, pricing of securities, sales and redemptions, and marketing support payments made to financial intermediaries, as well as a third-party survey of transfer agent fees charged to funds within the FT complex in comparison to those charged to other fund complexes deemed comparable. Also, related financial statements and other information about the scope and quality of services provided by FAV and its affiliates and enhancements to such services over the past year were provided. In addition, the trustees received periodic reports throughout the year and during the renewal process relating to compliance with the Fund’s investment policies and restrictions. During the renewal process, the independent trustees considered FAV’s methods of operation within the FT group and its activities on behalf of other clients.
The information obtained by the trustees during the renewal process also included a special report prepared by Broadridge Financial Solutions, Inc., an independent third-party analyst that utilizes data from Lipper, Inc. (“Lipper”), comparing the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to such Fund as selected by Lipper (“Broadridge Section 15(c) Report”). The trustees reviewed the Broadridge Section 15(c) Report and its usefulness in the renewal process with respect to matters such as comparative fees, expenses, expense ratios and performance. The Board considered FAV’s views that the peer group determined by Lipper for comparison purposes may not be an entirely appropriate representation of the Fund’s peer universe. FAV explained that the universe of funds that are managed using multi-manager, multistrategy structures, like the Fund, continues to evolve, and has presented challenges in identifying an appropriate set of peers for the Fund. It was noted by FAV that the peer group compiled by Lipper includes single-manager funds which, due to their nature and relative simplicity, have lower expense ratios and are not true peers for fee comparison purposes (“Base Expense Group”). Because some of the sponsors of funds with multi-manager strategies that FAV considers to be peers were excluded from the peer group determined by Lipper, FAV requested a second peer group including funds that FAV considers to be peer funds (“Alternate Expense Group”) for the Board’s consideration. While noting the limitations of the Broadridge Section 15(c) Report, the Board concluded that the Broadridge Section 15(c)

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Report was helpful in the performance of its duties and took into account the Alternate Expense Group as part of its considerations.
In addition, the trustees received a Profitability Study (“Profitability Study”) prepared by management discussing the profitability to FT from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Over the past year, the Board and counsel to the independent trustees continued to receive reports on management’s handling of recent regulatory inquiries and pending legal actions against FAV and its affiliates. The independent trustees were satisfied with the actions taken to date by management in response to such regulatory and legal matters. The independent trustees also received reports from the Trust’s Chief Compliance Officer on regulatory inquiries and pending legal actions against the Sub-Advisors applicable to the services provided/to be provided by the Sub-Advisors to the Fund and noted that there were not any issues in this regard that should prevent the continuance of the sub-advisory agreements.
The trustees reviewed the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of FAV and each Sub-Advisor, including each management team’s expertise in the management of other alternative strategies funds or similar accounts. As part of this review, particular attention was given to (1) the diligent risk management program of FAV and its parent, including those aspects of the program related to selecting and overseeing sub-advisors to the Fund and continual monitoring and management of cybersecurity, liquidity and counterparty credit risk, (2) each Sub-Advisor’s risk management program, and (3) derivatives and other complex instruments that are held and expected to be held by the Fund and how such instruments are used to pursue the Fund’s investment goal.
The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by FT to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of FAV’s parent company and its commitment to the mutual fund business. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the mutual fund industry, such as cybersecurity and liquidity risk management. The Board acknowledged management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns. The Board also recognized management’s commitment to facilitating Board oversight of particular areas, including derivatives and payments to intermediaries, by enhanced reporting. In addition, the Board received updates from management on the compliance of the investment manager with comprehensive rules and regulations promulgated by the SEC and the U.S. Commodity Futures Trading Commission.
In addition to the above and other matters considered by the trustees throughout the course of the year, the following discussion relates to certain primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (including the information and factors discussed above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual trustees may have assigned different weights to various factors.
NATURE, EXTENT AND QUALITY OF SERVICES. The trustees reviewed the nature, extent and quality of the services provided, and to be provided, by FAV and each Sub-Advisor. In this regard, they reviewed the Fund’s investment goal and FAV’s and each Sub-Advisor’s investment strategy and sub-strategy, and FAV’s and each Sub-Advisor’s ability to implement such investment strategy and/or sub-strategy, including, but not limited to, FAV’s and each Sub-Advisor’s trading practices, investment decision processes and reputation. The Board also considered the investment management services that the investment manager and the Sub-Advisors (as applicable) provide to the Cayman Islands-based company, which is wholly owned by the Fund (“Cayman Subsidiary”).
The Board noted that the Fund employs a “manager of managers” structure, whereby FAV is responsible for selecting sub-advisors (subject to Board approval), principally allocating the Fund’s assets among them, and overseeing the sub-advisors’ day-to-day management of the Fund’s assets. The Board noted the responsibilities that FAV has as the Fund’s investment manager, including (1) due diligence on the Sub-Advisors and any potential new sub-advisors to the Fund, their respective trading strategies, risk management, operations and businesses, (2) on-going oversight and monitoring of the day-to-day investment activities of Sub-Advisors and other service providers, including their respective compliance with the investment mandate and restrictions, compliance policies and procedures and federal securities laws, and FAV’s ongoing assessment of their performance, (3) portfolio construction with respect to the allocation of assets among Sub-Advisors, investment funds, cash and other investments, (4) directly managing a portion of the Fund’s assets which are not allocated to Sub-Advisors, (5) risk management, (6) preparing quarterly reports to the Board, and (7) the implementation of Board directives as they relate to the Fund. The Board also considered the successful performance of FAV in managing the Fund and other investment products with similar investment strategies to the investment strategies of the Fund that are not subject to the Investment Company Act of 1940.
With respect to the sub-advisory services provided, and to be provided, by each Sub-Advisor, the Board noted the responsibilities that each Sub-Advisor has with respect to the portion of the Fund’s assets allocated to the Sub-Advisor by FAV (“Sub-Advised Portion”), including, among others, implementing the investment strategies with respect to the Sub-Advised Portion and ensuring compliance with the investment strategies, policies and limitations of the Sub-Advised Portion. The trustees considered the performance of each Sub-Advisor in managing the Fund (as applicable) and other investment products with similar investment strategies to

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the investment strategies of its Sub-Advised Portion of the Fund, including, with respect to certain Sub-Advisors, mutual funds with similar investment strategies. The Board considered FAV’s rationale for recommending the retention of each Sub-Advisor.
The trustees reviewed the Fund’s portfolio management teams at FAV and each Sub-Advisor, including each such team’s performance, staffing, skills and compensation program. With respect to portfolio manager compensation, management assured the trustees that the Fund’s long-term performance is a significant component of incentive-based compensation for FAV’s portfolio management team and noted that a portion of an FAV’s portfolio manager’s incentive-based compensation is paid in shares of pre-designated funds from the portfolio manager’s fund management area. The trustees noted that the portfolio manager compensation program aligned the interests of the portfolio managers with that of Fund shareholders. During regular Board meetings and the aforementioned meetings of the independent trustees, the trustees considered periodic reports provided to them showing that FAV and the Sub-Advisors complied with the investment policies and restrictions of the Fund as well as other reports periodically furnished to the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics covering the investment management personnel, the adherence to fair value pricing procedures established by the Board and the accuracy of net asset value calculations. The Board noted the extent of the benefits provided to Fund shareholders from being part of the FT group of funds, including the right to exchange investments between funds (same class) without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings of other funds to obtain reduced sales charges. The Board specifically noted FT’s commitment to technological innovation and advancement, including continued focus on developing potential use cases for tokenization and the blockchain and the use of artificial intelligence tools to help streamline day-to-day tasks.
The trustees discussed with management various other products, portfolios and entities that are advised by FAV and each Sub-Advisor and the allocation of assets and expenses among and within them, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts.
The Board also considered a report from the Trust’s Chief Compliance Officer regarding FAV’s and each Sub-Advisor’s compliance program and capabilities as such programs and capabilities relate to the operations of the Fund and the monitoring and testing of such program undertaken by the Trust’s Chief Compliance Officer. The Board considered the selection and due diligence process employed by FAV in selecting and deciding to retain each Sub-Advisor as a sub-advisor to the Fund, including the due diligence undertaken with respect to the Sub-Advisor’s compliance and risk management capabilities. The trustees considered FAV’s significant efforts in developing and implementing compliance procedures established in accordance with SEC and other requirements.
The Board also considered the nature, extent and quality of the services to be provided under the Fund’s other service agreements to determine that, on an overall basis, Fund shareholders were well served. In this connection, the Board also took into account transfer agent and shareholder services provided to Fund shareholders by an affiliate of FAV. While such considerations directly affected the trustees’ decision in renewing the Fund’s transfer agent and shareholder services agreement, the Board also considered these commitments as incidental benefits to Fund shareholders deriving from the investment management relationship.
Based on their review, the trustees were satisfied with the nature and quality of the overall services provided, and to be provided, by FAV and its affiliates and each Sub-Advisor to the Fund and its shareholders and were confident in the abilities of FAV and each Sub-Advisor to implement their respective investment strategy and/or sub-strategy and to provide quality services to the Fund and its shareholders.
INVESTMENT PERFORMANCE. The trustees reviewed the investment performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2025.
As part of their review, they inquired of management regarding benchmark and hedging activities. Consideration was also given to performance in the context of available levels of cash, including as affected by net flows, during the periods. The trustees had meetings during the year, including the meetings referred to above held in connection with the renewal process, with the Fund’s portfolio managers to discuss performance and the management of the Fund and each Sub-Advisor.
In addition, attention in assessing performance was given to the Broadridge Section 15(c) Report. That report showed the investment performance of the Fund (Advisor Class shares) in comparison to other funds determined comparable by Lipper.
The comparable funds to the Fund, as chosen by Lipper, included all retail and institutional alternative multi-strategy funds. The Fund had total returns in the second best performing quintile for the one-year and three-year periods ended December 31, 2025, and total returns in the middle performing quintile for the five-year and ten-year periods ended December 31, 2025. The trustees also compared Fund performance to other industry benchmarks, including measures of risk-adjusted performance of a fund, as part of their evaluation of investment performance. The Board was satisfied with Fund performance.
COMPARATIVE EXPENSES AND PROFITABILITY. The trustees considered the cost of the services provided, and to be provided, by FAV and each Sub-Advisor and the profits realized by FAV and its affiliates from their relationships with the Fund. As part of the renewal process, they explored with management the trends in expense ratios over the past three fiscal years and the reasons for any increases in the Fund’s expense ratios (or components thereof). In this regard, the trustees took into account the introduction in 2020 of breakpoints in the investment management fee schedule of the Fund, which were designed to better position the Fund for potential asset growth. In addition, and following on-going discussions with the independent trustees with respect to the investment management fees and expense ratio of the Fund,

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the trustees took into account the reduction in 2024 in (i) the investment management fees from 1.90% to 1.70% for the initial investment management fee rate (and with corresponding 0.20% decreases for each breakpoint in the investment management fee schedule), and (ii) the cap in the fee waiver and expense limitation arrangement from 1.90% to 1.70%. In considering the appropriateness of the management fees and other expenses charged to the Fund, the Board took into account various factors including investment performance and matters relating to Fund operations, including, but not limited to, the quality and experience of FAV personnel. The Board also reviewed and considered the investment management fees in light of the nature, extent and quality of the investment management services provided, and/or to be provided, by FAV and each Sub-Advisor, as more fully discussed above. The Board also considered the changes negotiated by FAV in the sub-advisory fees charged by the Sub-Advisors, including the addition of breakpoints in the sub-advisory fee schedules of certain Sub-Advisors in the past few years. The Board noted that the sub-advisory fees are paid by FAV to each Sub-Advisor and are not additional fees borne by the Fund. The Board also noted that the sub-advisory fees paid, and to be paid, by FAV to each Sub-Advisor were the product of arms-length negotiations between FAV and each Sub-Advisor.
Furthermore, the Board took into account that information regarding Sub-Advisor profitability is not legally required to be provided. Accordingly, profitability information of the sub-advisors was given lesser weight than other factors. In addition, the Board considered the allocation of the investment management fees charged to the Fund between FAV and each Sub-Advisor in light of the nature, extent and quality of the investment management services provided, and to be provided, by FAV and each Sub-Advisor. As part of this discussion, the Board took into account the fee waiver and expense limitation arrangement in effect, and the amount of Fund expenses that were absorbed since inception of the Fund by FAV through such waivers and arrangements. The Board also considered the investment management services that the investment manager and the Sub-Advisors (as applicable) provide to the Cayman Subsidiary and the related fee waivers that are in place.
Consideration was also given to a comparative analysis in the Broadridge Section 15(c) Report of the investment management fees and total expense ratio of the Fund in comparison to those of a group of other funds selected by Lipper as its appropriate Lipper expense group.
Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
In reviewing comparative costs, emphasis was given to the Fund’s contractual management fees in comparison with the contractual management fees that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual management fee analysis includes administrative charges as being part of the management fee, and total expenses, for comparative consistency, are shown by Lipper for Fund Advisor Class shares. The Fund’s contractual management fee rate was in the second-most expensive quintile of its Base Expense Group and its Alternate Expense Group. The Fund’s total expenses were also in the second-most expensive quintile of its Base Expense Group and in the middle quintile of its Alternate Expense Group.
Noting (i) that the Fund’s contractual management fees and total expenses were lower than the Fund’s primary competitor, (ii) the factors and limitations with respect to the Broadridge Section 15(c) Report (including the inclusion of single-manager funds in the Base Expense Group), and (iii) factors relating to the Fund’s operations, such as the quality and experience of FAV and the Sub-Advisors and the nature and quality of the services provided and to be provided by FAV and the Sub-Advisors, the Board found such comparative fees and expenses to be acceptable.
The trustees also reviewed the Profitability Study addressing profitability of Franklin Resources, Inc. (“FRI”), from its overall U.S. fund business, as well as profitability to FAV and its affiliates, from providing investment management and other services to the Fund during the 12-month period ended September 30, 2025, the most recent fiscal year-end of FRI. The trustees reviewed the basis on which such reports are prepared and the cost allocation methodology utilized in the Profitability Study, it being recognized that allocation methodologies may each be reasonable while producing different results. The Board also noted that an independent registered public accounting firm has been engaged by FAV to periodically review and assess the allocation methodologies to be used solely by the Board with respect to the profitability analysis.
The independent trustees met with management to discuss the Profitability Study. This included, among other things, a comparison of investment management income with investment management expenses of the Fund; a comparison of underwriting revenues and expenses; the relative relationship of investment management and underwriting expenses; shareholder servicing profitability; economies of scale; and the relative contribution of the Fund to the profitability of FAV and its parent. In discussing the Profitability Study with the Board, FAV stated its belief that the costs incurred in establishing the infrastructure necessary to operate the type of mutual fund operations conducted by it and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability.
The Board also took into account management’s expenditures in improving shareholder services provided to the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from recent U.S. Securities and Exchange Commission and other regulatory requirements. The trustees also considered the extent to which FAV and the Sub-Advisors may derive ancillary benefits from Fund operations, including those derived from the allocation of Fund brokerage and the use of commission dollars to pay for research and other similar services.
Based upon their consideration of all these factors, the trustees determined that the level of profits realized by FAV and its affiliates in providing services to the Fund was not

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FRANKLIN ALTERNATIVE STRATEGIES FUNDS
excessive in view of the nature, quality and extent of services provided. In addition, the Board noted that shareholders are able to redeem their Fund shares at any time if shareholders believe that Fund fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
ECONOMIES OF SCALE. The Board considered economies of scale realized by FAV and its affiliates and the Sub-Advisors as the Fund grows larger and the extent to which they are shared with Fund shareholders, as for example, in the level of the investment management fees charged, in the quality and efficiency of services rendered and in increased capital commitments benefiting the Fund directly or indirectly. The trustees noted that benefits of economies of scale will, depending on the fee waiver and expense limitation arrangement in effect at the time, potentially be shared with Fund shareholders due to the decline in the effective investment management fee rate as breakpoints are achieved by the Fund. The Board also considered the fee waiver and expense limitation arrangement in effect, and the amount of Fund expenses that were absorbed since inception of the Fund by FAV through such waiver and arrangement. The Board concluded that economies of scale were deemed not to be a significant factor at that time in light of, among other matters, the fee waiver and expense limitation arrangement in effect.
CONCLUSION
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Fund’s investment management agreement and each sub-advisory agreement for an additional one-year period.

franklintempleton.com	Annual Report	141

© 2026 Franklin Templeton Investments. All rights reserved.	18120-AFSOI 07/26

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Alternative Strategies Funds

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	Aug 03, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	Aug 03, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	Aug 03, 2026